JACKSON NATIONAL LIFE INSURANCE COMPANY

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

1 Corporate Way

Lansing, Michigan 48951

February 11, 2021

Dear Contract Owner:

Enclosed is a notice of a Special Meeting of Shareholders of each of the following funds, each a series of JNL Series Trust (the “Trust”):

•	JNL/Goldman Sachs Competitive Advantage Fund (the “Competitive Advantage Fund”),

•	JNL/Goldman Sachs Intrinsic Value Fund (the “Intrinsic Value Fund”),

•	JNL/Goldman Sachs Dividend Income & Growth Fund (the “Dividend Income & Growth Fund”), and

•	JNL/Goldman Sachs Total Yield Fund (the “Total Yield Fund” and, together with the Competitive Advantage Fund, Intrinsic Value Fund, and Dividend Income & Growth Fund, the “Acquired Funds”).

The Special Meeting of Shareholders of each of the Acquired Funds is scheduled to be held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951, on March 26, 2021, at 9:00 a.m., Eastern Time (the “Meeting”). At the Meeting, the shareholders of each of the Acquired Funds will be asked to approve a proposal with respect to that Fund. The proposals are described below.

The Trust’s Board of Trustees (the “Board”) called the Meeting to request shareholder approval of the reorganization of each of the Acquired Funds into the JNL/Vanguard U.S. Stock Market Index Fund (the “Vanguard U.S. Stock Market Index Fund” or the “Acquiring Fund”), also a series of the Trust (each, a “Reorganization” and collectively, the “Reorganizations”). The Acquired Funds and the Acquiring Fund are each sometimes referred to herein as a “Fund” and collectively, the “Funds.”

Each of the Acquired Funds and the Acquiring Fund are managed by Jackson National Asset Management, LLC (“JNAM”), but only the Acquired Funds are sub-advised by investment sub-advisers. If the Reorganizations are approved and implemented, each person that invests indirectly in the Acquired Funds will automatically become an investor indirectly in the Acquiring Fund.

The Board considered that the Competitive Advantage Fund, Intrinsic Value Fund, and Total Yield Fund were each launched to provide capital appreciation, while the Dividend Income & Growth Fund was launched to provide primarily capital appreciation with a secondary focus on current income. The Board noted that while each of these Fund’s performance was strong in their early years, each Fund has lagged over the trailing five-year period as of September 30, 2020. The Board considered that as the market environment has changed, adverse security selection, on top of elevated trading costs, has weighed on each Fund’s performance and, consequently, Fund assets have declined. The Board noted that the Competitive Advantage Fund’s ownership level peaked in December 2016, and it has steadily declined since by nearly forty percent, as measured by the shares outstanding. The Board also noted that the Intrinsic Value Fund’s and Total Yield Fund’s ownership levels each peaked in March 2017, and each has steadily declined since by nearly twenty-three percent and twenty percent, respectively, as measured by shares outstanding. The Board also considered that the Dividend Income & Growth Fund’s ownership level has steadily declined since 2016. Further, the Board noted that since inception, each of these Funds’ concentrated risks have resulted in inconsistent performance. Thus, the Board considered JNAM’s recommendation to merge these Funds into the Acquiring Fund (which is expected to, effective April 26, 2021, change from a fund-of-funds to a fund that invests in securities designed to track an index with a diverse risk profile) because JNAM expects the Acquiring Fund to produce a stronger investor experience over the long term.

After considering JNAM’s recommendation, the Board concluded that: (i) the Reorganizations will benefit the shareholders of the Acquired Funds; (ii) the Reorganizations are in the best interests of the Acquired Funds; and (iii) the interests of the shareholders of the Acquired Funds will not be diluted as a result of the Reorganizations. No one factor was determinative, and each Trustee may have attributed different weights to the various factors. The Board did not determine any considerations related to the Reorganizations to be adverse. The Board, after careful consideration, approved the Reorganizations.

JNAM has proposed, under a separate proxy statement, that the Acquiring Fund will undergo an investment strategy change, subject to approval of the shareholders of the Acquiring Fund, with such change, along with other changes described herein, to become effective on or about April 26, 2021 (the "Strategy Change"). If the Strategy Change is approved by shareholders of the Acquiring Fund, the Acquiring Fund will be renamed the JNL/Mellon U.S. Stock Market Index Fund (the "Mellon U.S. Stock Market Index Fund") and will change from a fund that invests in other funds (a “fund-of-funds”) to a fund that invests in securities designed to track an index. The Mellon U.S. Stock Market Index Fund will be managed in accordance with the investment policies and strategies of the Mellon U.S. Stock Market Index Fund.

Pending shareholder approval, effective as of the close of business on April 23, 2021, or on such later date as may be deemed necessary in the judgment of the Board in accordance with the Plans of Reorganization (the “Closing Date”), you will invest indirectly in shares of the Acquiring Fund in an amount equal to the dollar value of your interest in the Acquired Funds on the Closing Date. As of the date hereof, it is not expected that the Closing Date will be postponed. If the Closing Date is postponed to allow for additional time to solicit shareholder votes, shareholders will remain shareholders of their respective Fund(s). No sales charge, redemption fees, or other transaction fees will be imposed in the Reorganizations. There will, however, be portfolio repositioning expenses associated with the Reorganizations, as described below.

For the Reorganization of the Competitive Advantage Fund into the Acquiring Fund, the Competitive Advantage Fund will bear the transaction expenses. Such costs are estimated to be $161,263 (0.007% of net assets).

For the Reorganization of the Intrinsic Value Fund into the Acquiring Fund, the Intrinsic Value Fund will bear the transaction expenses due to the portfolio repositioning. Such costs are estimated to be $252,038 (0.01% of net assets).

For the Reorganization of the Dividend Income & Growth Fund into the Acquiring Fund, the Dividend Income & Growth Fund will bear the transaction expenses due to the portfolio repositioning. Such costs are estimated to be $477,847 (0.01% of net assets).

For the Reorganization of the Total Yield Fund into the Acquiring Fund, the Total Yield Fund will bear the transaction expenses due to the portfolio repositioning. Such costs are estimated to be $222,310 (0.01% of net assets).

The Reorganizations will not cause any fees or charges under your contract to be greater after the Reorganizations than before the Reorganizations, and the Reorganizations will not alter your rights under your contract or the obligations of the insurance company that issued the contract. Following the Reorganizations, the Acquiring Fund will be the accounting and performance survivor.

You may wish to take actions relating to your future allocation of premium payments under your insurance contract to the various investment divisions (the “Divisions”) of the separate account. You may execute certain changes prior to the Reorganizations, in addition to participating in the Reorganizations with regard to the Acquiring Fund, such as allocating your premium payments to other Divisions.

All actions with regard to the Acquired Funds need to be completed by the Closing Date. In the absence of new instructions prior to the Closing Date, future premium payments previously allocated to an Acquired Fund Division will be allocated to the Acquiring Fund Division. The Acquiring Fund Division will be the Division for future allocations under the Dollar Cost Averaging, Earnings Sweep, and Rebalancing Programs (together, the “Programs”). In addition to the Acquiring Fund Division, there are other Divisions investing in mutual funds with a similar investment objective as the Acquiring Fund. If you want to transfer all or a portion of your Contract value out of the Acquired Fund Division prior to the Reorganizations, you may do so and that transfer will not be treated as a transfer for the purpose of determining how many subsequent transfers may be made in any period or how many may be made in any period without charge. In addition, if you want to transfer all or a portion of your Contract value out of the Acquiring Fund Division after the Reorganizations, you may do so within 60 days following the Closing Date and that transfer will not be treated as a transfer for the purpose of determining how many subsequent transfers may be made in any period or how many may be made in any period without charge. You will be provided with an additional notification of this free-transfer policy on or about April 26, 2021.

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If you want to change your allocation instructions as to your future premium payments or the Programs or if you require summary descriptions of the other underlying funds and Divisions available under your contract or additional copies of the prospectuses for other funds underlying the Divisions, please contact:

For Jackson variable annuity policies:

Annuity Service Center
P.O. Box 24068
Lansing, Michigan 48909-4068
1-800-644-4565
www.jackson.com

For Jackson variable universal life policies:

Jackson® Service Center
P.O. Box 24068
Lansing, Michigan 48909-4068
1-800-644-4565
www.jackson.com

For Jackson New York variable annuity policies:

Jackson of NY Service Center
P.O. Box 24068
Lansing, Michigan 48909-4068
1-800-599-5651
www.jackson.com

An owner of a variable life insurance policy or variable annuity contract or certificate that participates in an Acquired Fund through the Divisions of separate accounts established by Jackson National Life Insurance Company or Jackson National Life Insurance Company of New York (each, an “Insurance Company”) is entitled to instruct the applicable Insurance Company how to vote an Acquired Fund shares related to the ownership interest in those accounts as of the close of business on January 29, 2021. The attached Notice of Special Meeting of Shareholders and Combined Proxy Statement and Prospectus concerning the Meeting describe the matters to be considered at the Meeting.

You are cordially invited to attend the Meeting. Because it is important that your vote be represented whether or not you are able to attend, you are urged to consider these matters and to exercise your right to vote your shares by completing, dating, signing, and returning the enclosed voting instruction card in the accompanying return envelope at your earliest convenience or by relaying your voting instructions via telephone or the Internet by following the enclosed instructions. Of course, we hope that you will be able to attend the Meeting, and if you wish, you may vote your shares in person, even if you may have already returned a voting instruction card or submitted your voting instructions via telephone or the Internet. At any time prior to the Meeting, you may revoke your voting instructions by providing the Insurance Company with a properly executed written revocation of such voting instructions, properly executing later-dated voting instructions by a voting instruction card, telephone, or the Internet, or appearing and voting in person at the Meeting. Please respond promptly in order to save additional costs of proxy solicitation and to make sure you are represented.

Very truly yours,

/s/ Mark D. Nerud

Mark D. Nerud
Trustee, President, and Chief Executive Officer
JNL Series Trust

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JNL SERIES TRUST

JNL/Goldman Sachs Competitive Advantage Fund

JNL/Goldman Sachs Intrinsic Value Fund

JNL/Goldman Sachs Dividend Income & Growth Fund

JNL/Goldman Sachs Total Yield Fund

1 Corporate Way

Lansing, Michigan 48951

________________________

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON MARCH 26, 2021

________________________

To the Shareholders:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of each of the following funds, each a series of the JNL Series Trust (the “Trust”) will be held on March 26, 2021 at 9:00 a.m., Eastern Time, at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”):

•	JNL/Goldman Sachs Competitive Advantage Fund (the “Competitive Advantage Fund”),

•	JNL/Goldman Sachs Intrinsic Value Fund (the “Intrinsic Value Fund”),

•	JNL/Goldman Sachs Dividend Income & Growth Fund (the “Dividend Income & Growth Fund”), and

•	JNL/Goldman Sachs Total Yield Fund (the “Total Yield Fund” and, together with the Competitive Advantage Fund, Intrinsic Value Fund, and Dividend Income & Growth Fund, the “Acquired Funds”).

The Meeting will be held to act on the following proposals:

1.	To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees (the “Board”), which provides for the reorganization of the Competitive Advantage Fund into the JNL/Vanguard U.S. Stock Market Index Fund (the “Vanguard U.S. Stock Market Index Fund”), also a series of the Trust.

2.	To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the Intrinsic Value Fund into the Vanguard U.S. Stock Market Index Fund.

3.	To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the Dividend Income & Growth Fund into the Vanguard U.S. Stock Market Index Fund.

4.	To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the Total Yield Fund into the Vanguard U.S. Stock Market Index Fund.

5.	To transact other business that may properly come before the Meeting or any adjournments thereof.

Please note that owners of variable life insurance policies or variable annuity contracts or certificates (the “Contract Owners”) issued by Jackson National Life Insurance Company or Jackson National Life Insurance Company of New York (each, an “Insurance Company”) who have invested in shares of the Acquired Funds through the investment divisions of a separate account or accounts of an Insurance Company (“Separate Account”) will be given the opportunity, to the extent required by law, to provide the applicable Insurance Company with voting instructions on the above proposals.

You should read the Combined Proxy Statement and Prospectus attached to this notice prior to completing your proxy or voting instruction card. The record date for determining the number of shares outstanding, the shareholders entitled to vote, and the Contract Owners entitled to provide voting instructions at the Meeting and any adjournments thereof has been fixed as the close of business on January 29, 2021. If you attend the Meeting, you may vote or give your voting instructions in person.

YOUR VOTE IS IMPORTANT.

PLEASE RETURN YOUR PROXY CARD OR VOTING INSTRUCTION CARD PROMPTLY.

Regardless of whether you plan to attend the Meeting, you should vote or give voting instructions by promptly completing, dating, signing, and returning the enclosed proxy or voting instruction card for the Acquired Fund(s) in the enclosed postage-paid envelope. You also can vote or provide voting instructions through the Internet or by telephone using the 12-digit control number that appears on the enclosed proxy or voting instruction card and following the simple instructions. At any time prior to the Meeting, you may revoke your voting instructions by providing the Insurance Company with a properly executed written revocation of such voting instructions, properly executing later-dated voting instructions by a voting instruction card, telephone, or the Internet, or appearing and voting in person at the Meeting. If you are present at the Meeting, you may change your vote or voting instructions, if desired, at that time. The Board recommends that you vote or provide voting instructions to vote FOR the proposals.

By order of the Board,

/s/ Mark D. Nerud

Mark D. Nerud
Trustee, President, and Chief Executive Officer

February 11, 2021

Lansing, Michigan

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JACKSON NATIONAL LIFE INSURANCE COMPANY

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

CONTRACT OWNER VOTING INSTRUCTIONS

REGARDING A SPECIAL MEETING OF SHAREHOLDERS OF

JNL/Goldman Sachs Competitive Advantage Fund

And

JNL/Goldman Sachs Intrinsic Value Fund

And

JNL/Goldman Sachs Dividend Income & Growth Fund

And

JNL/Goldman Sachs Total Yield Fund

EACH A SERIES OF THE JNL SERIES TRUST

TO BE HELD ON March 26, 2021

DATED: February 11, 2021

GENERAL

These Contract Owner voting instructions are being furnished by Jackson National Life Insurance Company (“Jackson National”), or Jackson National Life Insurance Company of New York (each, an “Insurance Company” and, together, the “Insurance Companies”), to owners of their variable life insurance policies or variable annuity contracts or certificates (the “Contracts”) (the “Contract Owners”) who, as of January 29, 2021 (the “Record Date”), had net premiums or contributions allocated to the investment divisions of their separate accounts (the “Separate Accounts”) that are invested in shares of one or more of the following Funds, each a series of the JNL Series Trust (the “Trust”):

•	JNL/Goldman Sachs Competitive Advantage Fund (the “Competitive Advantage Fund”),

•	JNL/Goldman Sachs Intrinsic Value Fund (the “Intrinsic Value Fund”),

•	JNL/Goldman Sachs Dividend Income & Growth Fund (the “Dividend Income & Growth Fund”), and

•	JNL/Goldman Sachs Total Yield Fund (the “Total Yield Fund” and, together with the Competitive Advantage Fund, Intrinsic Value Fund, and Dividend Income & Growth Fund, the “Acquired Funds”).

The Trust is a Massachusetts business trust registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company.

Each Insurance Company is required to offer Contract Owners the opportunity to instruct it, as the record owner of all of the shares of beneficial interest in the Acquired Funds (the “Shares”) held by its Separate Accounts, as to how it should vote on each reorganization proposal (each a “Proposal” and collectively, the “Proposals”) to be considered at the Special Meeting of Shareholders of each of the Acquired Funds referred to in the preceding Notice and at any adjournments (the “Meeting”). The enclosed Combined Proxy Statement and Prospectus, which you should retain for future reference, concisely sets forth information about the proposed reorganizations involving the Acquired Funds and another series of the Trust that a Contract Owner should know before completing the enclosed voting instruction card.

These Contract Owner Voting Instructions and the accompanying voting instruction card are being mailed to Contract Owners on or about February 18, 2021.

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HOW TO INSTRUCT AN INSURANCE COMPANY

To instruct an Insurance Company as to how to vote the Shares held in the investment divisions of its Separate Accounts, Contract Owners are asked to promptly complete their voting instructions on the enclosed voting instruction card(s) and sign, date, and mail the voting instruction card(s) in the accompanying postage-paid envelope. Contract Owners also may provide voting instructions by phone at 1-866-256-0779 or by Internet at our website at www.proxypush.com/JNL.

If a voting instruction card is not marked to indicate voting instructions but is signed, dated, and returned, it will be treated as an instruction to vote the Shares in favor of the Proposals.

The number of Shares held in the investment division of a Separate Account corresponding to an Acquired Fund for which a Contract Owner may provide voting instructions was determined as of the Record Date by dividing (i) a Contract’s account value (minus any Contract indebtedness) allocable to that investment division by (ii) the net asset value of one Share of such Acquired Fund. At any time prior to an Insurance Company’s voting at the Meeting, a Contract Owner may revoke his or her voting instructions with respect to that investment division by providing the Insurance Company with a properly executed written revocation of such voting instructions, properly executing later-dated voting instructions by a voting instruction card, telephone or the Internet, or appearing and voting in person at the Meeting.

HOW AN INSURANCE COMPANY WILL VOTE

An Insurance Company will vote the Shares for which it receives timely voting instructions from Contract Owners in accordance with those instructions. Shares in each investment division of a Separate Account for which an Insurance Company receives a voting instruction card that is signed, dated, and timely returned but is not marked to indicate voting instructions will be treated as an instruction to vote the Shares in favor of the Proposals. Shares in each investment division of a Separate Account for which an Insurance Company receives no timely voting instructions from a Contract Owner, or that are attributable to amounts retained by an Insurance Company or its affiliate as surplus or seed money, will be voted by the applicable Insurance Company either for or against approval of the Proposals, or as an abstention, in the same proportion as the Shares for which Contract Owners (other than the Insurance Company) have provided voting instructions to the Insurance Company. Similarly, the Insurance Companies and their affiliates will vote their own shares and will vote shares that are held by the Fund of Funds whose shares are held by a Separate Account in the same proportion as voting instructions timely given by Contract Owners. As a result of proportionate voting, a small number of Contract Owners could determine the outcome of the Proposals. Please see “Additional Information about the Funds – Tax Status” below.

OTHER MATTERS

The Insurance Companies are not aware of any matters, other than the Proposals, to be acted on at the Meeting. If any other matters come before the Meeting, an Insurance Company will vote the Shares upon such matters in its discretion. Voting instruction cards may be solicited by employees of Jackson National or its affiliates as well as officers and agents of the Trust. The principal solicitation will be by mail, but voting instructions may also be solicited by telephone, personal interview, the Internet, or other permissible means.

The Meeting may be adjourned whether or not a quorum is present, by the chairperson of the Meeting from time to time to reconvene at the same or some other place as determined by the chairperson of the Meeting for any reason, including failure of a Proposal to receive sufficient votes for approval. No shareholder vote shall be required for any adjournment. No notice need be given that the Meeting has been adjourned other than by announcement at the Meeting. Any business that might have been transacted at the original Meeting may be transacted at any adjourned Meeting.

It is important that your Contract be represented. Please promptly mark your voting instructions on the enclosed voting instruction card; then sign, date, and mail the voting instruction card in the accompanying postage-paid envelope. You may also provide your voting instructions by telephone at 1-866-256-0779 or by Internet at our website at www.proxypush.com/JNL.

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PROXY STATEMENT

for

JNL/Goldman Sachs Competitive Advantage Fund,

JNL/Goldman Sachs Intrinsic Value Fund,

JNL/Goldman Sachs Dividend Income & Growth Fund,

JNL/Goldman Sachs Total Yield Fund,

each a series of JNL Series Trust

and

PROSPECTUS

for

JNL/Vanguard U.S. Stock Market Index Fund, a series of JNL Series Trust

Dated

February 11, 2021

1 Corporate Way

Lansing, Michigan 48951

(517) 381-5500

________________________

This Combined Proxy Statement and Prospectus (the “Combined Proxy Statement/Prospectus”) is being furnished to owners of variable life insurance policies or variable annuity contracts or certificates (the “Contracts”) (the “Contract Owners”) issued by Jackson National Life Insurance Company (“Jackson National”) or Jackson National Life Insurance Company of New York (each, an “Insurance Company” and together, the “Insurance Companies”) who, as of January 29, 2021, had net premiums or contributions allocated to the investment divisions of an Insurance Company’s separate accounts (the “Separate Accounts”) that are invested in shares of beneficial interest in one of more of the following Funds, each a series of JNL Series Trust (the “Trust”), an open-end management investment company registered with the Securities and Exchange Commission (“SEC”):

•	JNL/Goldman Sachs Competitive Advantage Fund (the “Competitive Advantage Fund”), an open-end management investment company registered with the Securities and Exchange Commission (“SEC”),

•	JNL/Goldman Sachs Intrinsic Value Fund (the “Intrinsic Value Fund”),

•	JNL/Goldman Sachs Dividend Income & Growth Fund (the “Dividend Income & Growth Fund”), and

•	JNL/Goldman Sachs Total Yield Fund (the “Total Yield Fund” and, together with the Competitive Advantage Fund, Intrinsic Value Fund, and Dividend Income & Growth Fund, the “Acquired Funds”).

The purpose of this Combined Proxy Statement/Prospectus is for the respective shareholders of each of the Acquired Funds to vote on a Plan of Reorganization, adopted by the Trust’s Board of Trustees (the “Board”), which provides for the reorganization of the Acquired Funds into the JNL/Vanguard U.S. Stock Market Index Fund (the “Vanguard U.S. Stock Market Index Fund” or the “Acquiring Fund”), also a series of the Trust.

This Combined Proxy Statement/Prospectus also is being furnished to the Insurance Companies as the record owners of shares and to other shareholders that were invested in the Acquired Funds as of January 29, 2021. Contract Owners are being provided the opportunity to instruct the applicable Insurance Company to approve or disapprove the proposals contained in this Combined Proxy Statement/Prospectus in connection with the solicitation by the Board of proxies to be used at the Special Meeting of Shareholders of each of the Acquired Funds to be held at 1 Corporate Way, Lansing, Michigan 48951, on March 26, 2021, at 9:00 a.m., Eastern Time, or any adjournment or adjournments thereof (the “Meeting”).

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THE SEC HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THIS COMBINED PROXY STATEMENT/PROSPECTUS OR DETERMINED IF THIS COMBINED PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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The proposals described in this Combined Proxy Statement/Prospectus are as follows:

Proposals	Shareholders Entitled to Vote on the Proposal
1. To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the Competitive Advantage Fund into the Vanguard U.S. Stock Market Index Fund.	Shareholders of the Competitive Advantage Fund
2. To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the Intrinsic Value Fund into the Vanguard U.S. Stock Market Index Fund.	Shareholders of the Intrinsic Value Fund
3. To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the Dividend Income & Growth Fund into the Vanguard U.S. Stock Market Index Fund.	Shareholders of the Dividend Income & Growth Fund
4. To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the Total Yield Fund into the Vanguard U.S. Stock Market Index Fund.	Shareholders of the Total Yield Fund

The reorganization referred to in each of the above proposals is referred to herein as the “Reorganization” and collectively, as the “Reorganizations.”

This Combined Proxy Statement/Prospectus, which you should retain for future reference, contains important information regarding the proposals that you should know before voting or providing voting instructions. Additional information about the Trust has been filed with the SEC and is available upon oral or written request without charge. This Combined Proxy Statement/Prospectus is being provided to the Insurance Companies and mailed to Contract Owners on or about February 18, 2021. It is expected that one or more representatives of each Insurance Company will attend the Meeting in person or by proxy and will vote shares held by the Insurance Company in accordance with voting instructions received from its Contract Owners and in accordance with voting procedures established by the Trust.

The following documents have been filed with the SEC and are incorporated by reference into this Combined Proxy Statement/Prospectus:

1.	The Prospectus and Statement of Additional Information of the Trust, each dated April 27, 2020, as supplemented, with respect to the Acquired Funds (File Nos. 033-87244 and 811-08894);

2.	The Annual Report to Shareholders of the Trust with respect to the Acquired Funds for the fiscal year ended December 31, 2019 (File Nos. 033-87244 and 811-08894);

3.	The Semi-Annual Report to Shareholders of the Trust with respect to the Acquired Funds for the period ended June 30, 2020 (File Nos. 033-87244 and 811-08894);

4.	The Statement of Additional Information dated February 11, 2021, relating to the Reorganizations (File No. 333- 251404 ).

For a free copy of any of the above documents, please call or write to the phone numbers or address below.

Contract Owners can learn more about the Acquired Funds and the Acquiring Fund in any of the documents incorporated into this Combined Proxy Statement/Prospectus, including the Annual Report and Semi-Annual Report listed above, which have been furnished to Contract Owners. Contract Owners may request a copy thereof, without charge, by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), by writing the JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814, or by visiting www.jackson.com.

The Trust is subject to the informational requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”). Accordingly, it must file certain reports and other information with the SEC. You can copy and review proxy materials, reports, and other information about the Trust at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, DC 20549-1520. You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Proxy materials, reports, and other information about the Trust are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You may obtain copies of this information, at the prescribed rates, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, SEC Office of Consumer Affairs and Information Services, 100 F Street, N.E., Washington, DC 20549-1520.

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TABLE OF CONTENTS

SUMMARY	1
The Proposed Reorganizations	1
PROPOSAL 1: APPROVAL OF THE PLAN OF REORGANIZATION WITH RESPECT TO THE REORGANIZATION OF THE COMPETITIVE ADVANTAGE FUND INTO THE VANGUARD U.S. STOCK MARKET INDEX FUND.	2
Comparative Fee and Expense Tables	5
Expense Examples	6
Portfolio Turnover	7
Comparison of Investment Adviser and Sub-Advisers	7
Comparison of Investment Objectives and Principal Investment Strategies	8
Comparison of Principal Risk Factors	12
Comparison of Fundamental Policies	13
Comparative Performance Information	15
Capitalization	17
PROPOSAL 2: APPROVAL OF THE PLAN OF REORGANIZATION WITH RESPECT TO THE REORGANIZATION OF THE INTRISTIC VALUE INTO THE Vanguard U.S. Stock Market Index Fund.	18
Comparative Fee and Expense Tables	20
Expense Examples	21
Portfolio Turnover	22
Comparison of Investment Adviser and Sub-Advisers	22
Comparison of Investment Objectives and Principal Investment Strategies	23
Comparison of Principal Risk Factors	27
Comparison of Fundamental Policies	29
Comparative Performance Information	30
Capitalization	32
PROPOSAL 3: APPROVAL OF THE PLAN OF REORGANIZATION WITH RESPECT TO THE REORGANIZATION OF THE DIVIDEND INCOME & GROWTH FUND INTO THE Vanguard U.S. Stock Market Index Fund.	33
Comparative Fee and Expense Tables	36
Expense Examples	37
Portfolio Turnover	38
Comparison of Investment Adviser and Sub-Advisers	38
Comparison of Investment Objectives and Principal Investment Strategies	39
Comparison of Principal Risk Factors	43
Comparison of Fundamental Policies	45
Comparative Performance Information	46
Capitalization	49
PROPOSAL 4: APPROVAL OF THE PLAN OF REORGANIZATION WITH RESPECT TO THE REORGANIZATION OF THE TOTAL YIELD FUND INTO THE Vanguard U.S. Stock Market Index Fund.	50
Comparative Fee and Expense Tables	52
Expense Examples	53
Portfolio Turnover	54
Comparison of Investment Adviser and Sub-Advisers	54
Comparison of Investment Objectives and Principal Investment Strategies	55
Comparison of Principal Risk Factors	59
Comparison of Fundamental Policies	61
Comparative Performance Information	62
Capitalization	64
ADDITIONAL INFORMATION ABOUT THE REORGANIZATIONS	65
Terms of the Plans of Reorganization	65
Description of the Securities to Be Issued	66
Board Considerations	66
Description of Risk Factors	69
Federal Income Tax Consequences of the Reorganizations	69
Contingency Plan	69
ADDITIONAL INFORMATION ABOUT THE FUNDS	69
Management of the Trust	69
The Trust	69
The Adviser	69
Management Fees	70
Portfolio Management	73
The Sub-Advisers	73
Additional Information	76
Classes of Shares	76
Distribution Arrangements	77
Payments to Broker-Dealers and Financial Intermediaries	77
Investment in Trust Shares	77
“Market Timing” Policy	79
Share Redemption	80
Dividends and Other Distributions	80
Tax Status	80
FINANCIAL HIGHLIGHTS	81
VOTING INFORMATION	84
The Meeting	84
Quorum and Voting	84
Required Vote	85
Contract Owner Voting Instructions	85
Proxy and Voting Instruction Solicitations	85
Adjournments	86
Revocation of Voting Instructions	86
Outstanding Shares and Principal Shareholders	86
APPENDIX A	A-1
APPENDIX B	B-1
STATEMENT OF ADDITIONAL INFORMATION	C-1
APPENDIX D	D-1

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SUMMARY

You should read this entire Combined Proxy Statement/Prospectus carefully. For additional information, you should consult the Plans of Reorganization, copies of which are attached hereto as Appendix A.

The Proposed Reorganizations

The proposed Reorganizations are as follows:

Proposals	Shareholders Entitled to Vote on the Proposal
1. To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the Competitive Advantage Fund into the Vanguard U.S. Stock Market Index Fund.	Shareholders of the Competitive Advantage Fund
2. To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the Intrinsic Value Fund into the Vanguard U.S. Stock Market Index Fund.	Shareholders of the Intrinsic Value Fund
3. To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the Dividend Income & Growth Fund into the Vanguard U.S. Stock Market Index Fund.	Shareholders of the Dividend Income & Growth Fund
4. To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the Total Yield Fund into the Vanguard U.S. Stock Market Index Fund.	Shareholders of the Total Yield Fund

This Combined Proxy Statement/Prospectus is soliciting shareholders with amounts invested in the Acquired Funds as of January 29, 2021, to approve the Plans of Reorganization, whereby each Acquired Fund will be reorganized into the Acquiring Fund. (The Acquired Funds and Acquiring Fund are each sometimes referred to herein as a “Fund” and collectively, the “Funds.”)

If some, any, or all of the Reorganizations are not approved by shareholders, those Funds will continue to operate as they currently do and the Board will consider what actions are appropriate and in the best interests of Contract Owners that have assets invested in the Acquired Funds.

Each Acquired Fund has two share classes, designated Class A and Class I shares (“Acquired Fund Shares”). The Acquiring Fund also has two share classes, designated Class A and Class I shares (“Acquiring Fund Shares”).

Each Plan of Reorganization provides for:

•	the transfer of all of the assets of an Acquired Fund to the Acquiring Fund in exchange for Acquiring Fund Shares having an aggregate net asset value equal to the respective Acquired Fund’s net assets;

•	the Acquiring Fund’s assumption of all the liabilities of an Acquired Fund;

•	the distribution to the shareholders (for the benefit of the Separate Accounts, as applicable, and thus the Contract Owners) of those Acquiring Fund Shares; and

•	the complete termination of each Acquired Fund.

Pending approval from shareholders of the Acquiring Fund, effective April 26, 2021, the Acquiring Fund will change from a fund that invests in other funds (a “fund-of-funds”) to a fund that invests in securities designed to track an index (the “Strategy Change”). The following changes to the Acquiring Fund will also occur on April 26, 2021, subject to the approval of the Strategy Change by the shareholders of the Acquiring Fund:

•	the Acquiring Fund does not currently have a sub-adviser. One of the Acquired Funds’ sub-advisers, Mellon Investments Corporation (“Mellon”), will be appointed as the sub-adviser to the Acquiring Fund, effective April 26, 2021.

•	the Acquiring Fund will undergo an investment objective change;

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•	the Acquiring Fund will undergo a name change from the Vanguard U.S. Stock Market Index Fund to the JNL/Mellon U.S. Stock Market Index Fund (“Mellon U.S. Stock Market Index Fund”);

•	the Acquiring Fund will undergo a primary benchmark change;

•	the Acquiring Fund will revise its advisory fee schedule; and

•	the Acquiring Fund will appoint Mellon Investments Corporation (“Mellon”) as a sub-adviser and implement a new sub-advisory fee structure.

A comparison of the investment objective(s), principal investment policies and strategies, and principal risks of each Acquired Fund and the Acquiring Fund is included in the “Comparison of Investment Objectives and Principal Investment Strategies,” “Comparison of Principal Risk Factors,” and “Comparison of Fundamental Policies” sections below. The Funds have identical distribution procedures, purchase procedures, exchange rights, and redemption procedures, which are discussed in “Additional Information about the Funds” below. Each Fund offers its shares to Separate Accounts and certain other eligible investors. Shares of each Fund are offered and redeemed at their net asset value without any sales load. You will not incur any sales loads or similar transaction charges as a result of the Reorganizations.

Each Reorganization is expected to be effective as of the close of business on April 23, 2021, or on such later date as may be deemed necessary in the judgment of the Board in accordance with the Plans of Reorganization (the “Closing Date”). As a result of each Reorganization, a shareholder invested in shares of an Acquired Fund would become an owner of shares of the Acquiring Fund. Such shareholder would hold, immediately after the Closing Date, Acquiring Fund Shares having an aggregate net asset value equal to the aggregate net asset value of the Acquired Fund Shares that were held by the shareholder as of the Closing Date. Similarly, each Contract Owner whose Contract values are invested indirectly in shares of an Acquired Fund through the Investment Divisions of a Separate Account would become indirectly invested in shares of the Acquiring Fund through the Investment Divisions of a Separate Account. The Contract value of each such Contract Owner would be invested indirectly through the Investment Divisions of a Separate Account, immediately after the Closing Date, in shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the Acquired Fund Shares in which the Contract Owner invested indirectly through the Investment Divisions of a Separate Account as of the Closing Date. Following the Reorganizations, the Acquiring Fund will be the accounting and performance survivor. It is expected that the Reorganizations will not be taxable events for federal income tax purposes for Contract Owners. Please see “Additional Information about the Reorganizations – Federal Income Tax Consequences of the Reorganizations” below for further information.

The Board unanimously approved the Plans of Reorganization with respect to the Funds involved therein. Accordingly, the Board is submitting each Plan of Reorganization for approval by the respective Acquired Fund’s shareholders. In considering whether to approve a proposal (“Proposal”), you should review the Proposal for the Acquired Fund(s) in which you were invested on the Record Date (as defined under “Voting Information”). In addition, you should review the information in this Combined Proxy Statement/Prospectus that relates to the Proposals and the Plans of Reorganization generally.

The Board recommends that you vote “FOR” each Proposal to approve the Plan of Reorganization related to the Acquired Fund in which you have an ownership interest.

PROPOSAL 1: APPROVAL OF THE PLAN OF REORGANIZATION WITH RESPECT TO THE REORGANIZATION OF THE COMPETITIVE ADVANTAGE FUND INTO THE VANGUARD U.S. STOCK MARKET INDEX FUND.

Proposal 1 requests the approval of Competitive Advantage Fund shareholders of the Plan of Reorganization pursuant to which the Competitive Advantage Fund will be reorganized into the Vanguard U.S. Stock Market Index Fund. As described herein, if the Strategy Change to be voted upon by shareholders of the Vanguard U.S. Stock Market Index Fund is approved, effective April 26, 2021, the Vanguard U.S. Stock Market Index Fund will undergo an investment objective and strategy change and will be renamed the Mellon U.S. Stock Market Index Fund and will be managed in accordance with the investment objective, policies and strategies of the Mellon U.S. Stock Market Index Fund.

In considering whether you should approve this Proposal, you should note that:

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•	Investment Objectives. The Funds have substantially similar investment objectives. The Competitive Advantage Fund seeks capital appreciation, while the Vanguard U.S. Stock Market Index Fund seeks long-term capital appreciation.

As described herein, if the Strategy Change is approved by shareholders of the Vanguard U.S. Stock Market Index Fund, effective April 26, 2021, the Vanguard U.S. Stock Market Index Fund will undergo an investment objective and strategy change and will be renamed the Mellon U.S. Stock Market Index Fund and will be managed in accordance with the investment objective, policies and strategies of the Mellon U.S. Stock Market Index Fund. For a detailed comparison of each Fund’s investment policies and strategies, see “Comparison of Investment Objectives and Principal Investment Strategies” below and Appendix B.

•	Principal Investment Strategies. Although the Funds have substantially similar investment objectives, they employ different investment strategies in seeking to achieve those objectives. The Competitive Advantage Fund seeks to achieve its objective by investing in the stock of anywhere from 30 to 90 distinct companies (generally ranging from 35 to 50 distinct companies) included in the S&P 500® Index that are believed to have superior profitability, as measured by return on invested capital and trade at relatively attractive valuations. The Competitive Advantage Fund is comprised of three distinct sub-portfolios, each of which selects 30 company names and rebalances on a separate date. The Competitive Advantage Fund’s sub-portfolios separately are selected and rebalanced on or about the first business day of March, September or December of each year. The Competitive Advantage Fund’s sub-advisers generally use a buy and hold strategy, executing trades only on or around each stock selection date, when cash flow activity occurs in the Fund and for dividend reinvestment purposes. The Competitive Advantage Fund may invest in a combination of exchange-traded funds (“ETFs”) to assist with fund rebalances and to meet redemption or purchase requests and also may invest in financial futures to obtain market exposure consistent with its investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting its objective. The Vanguard U.S. Stock Market Index Fund is a fund-of-funds that invests in Institutional Class shares of a diversified group of other Funds (“Underlying Funds”). The Vanguard U.S. Stock Market Index Fund’s Underlying Funds employ an indexing investment approach designed to passively track the performance of an index. Five of the Underlying Funds in which the Vanguard U.S. Stock Market Index Fund may invest (the Vanguard Value Index Fund, Vanguard Growth Index Fund, Vanguard Large-Cap Index Fund, Vanguard Small-Cap Index Fund, and Vanguard Mid-Cap Index Fund) attempt to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index, while one of the Underlying Funds (the Vanguard Total Stock Market Index Fund) invests by sampling the relevant index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full index in terms of key characteristics. For a detailed comparison of each Fund’s investment policies and strategies, see “Comparison of Investment Objectives and Principal Investment Strategies” below and Appendix B.

As described herein, if the Strategy Change is approved by shareholders of the Vanguard U.S. Stock Market Index Fund, effective April 26, 2021, the Vanguard U.S. Stock Market Index Fund will undergo an investment objective and strategy change and will be renamed the Mellon U.S. Stock Market Index Fund and will be managed in accordance with the investment objective, policies and strategies of the Mellon U.S. Stock Market Index Fund. For a detailed comparison of each Fund’s investment policies and strategies, see “Comparison of Investment Objectives and Principal Investment Strategies” below and Appendix B.

•	Fundamental Policies. The Funds have the same fundamental policies. For a detailed comparison of each Fund’s fundamental investment policies, see “Comparison of Fundamental Policies” below.

•	Principal Risks. While there are some similarities in the risk profiles of the Funds, there are also some differences of which you should be aware. Each Fund’s principal risks include equity securities risk, market risk, and passive investment risk. However, the Competitive Advantage Fund is also subject to accounting risk, company risk, concentration risk, derivatives risk, exchange-traded funds investing risk, financial services risk, forward and futures contract risk, investment style risk, large-capitalization investing risk, limited management, trading cost and rebalance risk, managed portfolio risk, model risk, regulatory investment limits risk, sector risk, securities lending risk, and stock risk, which are not principal risks of investing in the Vanguard U.S. Stock Market Index Fund. In addition, the principal risks of investing in the Vanguard U.S. Stock Market Index Fund include foreign regulatory risk, index investing risk, investment in other investment companies risk, mid-capitalization and small-capitalization investing risk, and underlying funds risk, which are not principal risks of investing in the Competitive Advantage Fund. As described herein, if approved by shareholders of the Vanguard U.S. Stock Market Index Fund, effective April 26, 2021, the Vanguard U.S. Stock Market Index Fund’s principal risks will change to include derivatives risk, equity securities risk, exchange-traded funds investing risk, index investing risk, large-capitalization investing risk, market risk, mid-capitalization and small-capitalization investing risk, passive investment risk, and tracking error risk. For a detailed comparison of each Fund’s risks, see both “Comparison of Principal Risk Factors” below and Appendix B.

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•	Investment Adviser and Other Service Providers. Jackson National Asset Management, LLC (“JNAM” or the “Adviser”) serves as the investment adviser and administrator for each Fund and would continue to manage and administer the Competitive Advantage Fund after the Reorganization. JNAM has received an exemptive order from the SEC that generally permits JNAM, with approval from the Board, to appoint, dismiss, and replace each Fund’s unaffiliated sub-adviser(s) and to amend the advisory agreements between JNAM and the unaffiliated sub-advisers, without obtaining shareholder approval. However, any amendment to an advisory agreement between JNAM and the Trust that would result in an increase in the management fee rate specified in that agreement (i.e., the aggregate management fee) charged to a Fund will be submitted to shareholders for approval. JNAM has appointed Goldman Sachs Asset Management, L.P. (“GSAM”) and Mellon Investments Corporation (“Mellon”) as the sub-advisers, to manage the assets of the Competitive Advantage Fund. The Vanguard U.S. Stock Market Index Fund does not have a sub-adviser.

As described herein, if the Strategy Change is approved by shareholders of the Vanguard U.S. Stock Market Index Fund, effective April 26, 2021, the Vanguard U.S. Stock Market Index Fund will be renamed the Mellon U.S. Stock Market Index Fund and will change from a fund that invests in other funds to a fund that invests in securities designed to track an index. Mellon will be the sub-adviser of the Mellon U.S. Stock Market Index Fund, and the Mellon U.S. Stock Market Index Fund will be managed in accordance with the investment policies and strategies of the Mellon U.S. Stock Market Index Fund as described herein. For more information about the Mellon U.S. Stock Market Index Fund, see “Comparison of Investment Objectives and Principal Investment Strategies,” “Comparison of Principal Risk Factors,” and “Comparison of Fundamental Policies” below.

For a detailed description of JNAM, GSAM and Mellon, please see “Additional Information about the Funds - The Adviser” and “Additional Information about the Funds - The Sub-Advisers” below.

•	Asset Base. The Competitive Advantage Fund and Vanguard U.S. Stock Market Index Fund had net assets of approximately $2.14 billion and $623.97 million, respectively, as of June 30, 2020. Thus, if the Reorganization had been in effect on that date, the Competitive Advantage Fund combined with the Vanguard U.S. Stock Market Index Fund (the “Proposal 1 Combined Fund”) would have had net assets of approximately $2.76 billion (net of estimated transaction expenses).

In addition, as discussed in connection with Proposal 2, Proposal 3, and Proposal 4, respectively, the Intrinsic Value Fund had net assets of approximately $1.80 billion as of June 30, 2020, the Dividend Income & Growth Fund had net assets of approximately $4.00 billion as of June 30, 2020, and the Total Yield Fund had net assets of approximately $1.56 billion as of June 30, 2020. Thus, if the Reorganizations of the Competitive Advantage Fund, Intrinsic Value Fund, Dividend Income & Growth Fund, and Total Yield Fund into the Vanguard U.S. Stock Market Index Fund had been in effect on that date (together, the “Combined Fund”), the Combined Fund would have had net assets of approximately $10.12 billion (net of estimated transaction expenses).

•	Description of the Securities to be Issued. Class A Shareholders of the Competitive Advantage Fund will receive Class A shares of the Vanguard U.S. Stock Market Index Fund, and Class I Shareholders of the Competitive Advantage Fund will receive Class I shares of the Vanguard U.S. Stock Market Index Fund pursuant to the Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization. Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganizations,” and “Additional Information about the Funds” below for more information.

•	Operating Expenses. Following the Reorganization, the total annual fund operating expense ratio and management fee for the Vanguard U.S. Stock Market Index Fund, which will be sub-advised by Mellon and renamed the Mellon U.S. Stock Market Index Fund, are expected to be lower than those of the Competitive Advantage Fund currently. For a more detailed comparison of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Funds” below.

The maximum management fee for the Competitive Advantage Fund is equal to an annual rate of 0.30% of its average daily net assets, while the maximum management fee for the Vanguard U.S. Stock Market Index Fund is equal to an annual rate of 0.20% of its average daily net assets. As of December 31, 2019, the actual management fees of the Competitive Advantage Fund and the Vanguard U.S. Stock Market Index Fund were 0.26% and 0.20% respectively. In addition, the maximum administrative fee for each of the Competitive Advantage Fund and the Vanguard U.S. Stock Market Index Fund is equal to an annual rate of 0.10% of its average daily net assets. As of December 31, 2019, the Competitive Advantage Fund and the Vanguard U.S. Stock Market Index Fund each paid an administrative fee to JNAM at the rate of 0.10% of its average daily net assets.

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As a result of the Vanguard U.S. Stock Market Index Fund’s repositioning as the Mellon U.S. Stock Market Index Fund, the Acquiring Fund’s management fee will be 0.16% and the Acquiring Fund’s administrative fee will be 0.15%, both effective April 26, 2021. For a more detailed description of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Funds” below.

•	Costs of Reorganization. Following the Reorganization, the Proposal 1 Combined Fund will be managed in accordance with the investment objective, policies and strategies of the Vanguard U.S. Stock Market Index Fund. It is currently anticipated that approximately 11.21% of the Competitive Advantage Fund’s holdings will be transferred to the Vanguard U.S. Stock Market Index Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 88.79% of the Competitive Advantage Fund’s holdings will be aligned or sold. As described herein, if the Strategy Change is approved by shareholders of the Vanguard U.S. Stock Market Index Fund, effective April 26, 2021, the Vanguard U.S. Stock Market Index Fund will be renamed the Mellon U.S. Stock Market Index Fund and will change from a fund that invests in other funds to a fund that invests in securities designed to track an index and will be managed in accordance with the investment policies and strategies of the Mellon U.S. Stock Market Index Fund.

The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Internal Revenue Code of 1986, as amended (the “Code”) of the tax treatment of this transaction, and the costs associated with the preparation of the tax opinion, and obtaining a consent of independent registered public accounting firm will be borne by JNAM whether or not the Reorganization is consummated. No sales or other charges will be imposed on Contract Owners in connection with the Reorganization.

The Competitive Advantage Fund will bear the transaction expenses associated with the Reorganization, which typically include, but are not limited to, trade commissions, related fees and taxes, and any foreign exchange spread costs, where applicable (the “Transaction Costs”). Such Transaction Costs are estimated to be $161,263 (0.007% of net assets). Please see “Additional Information about the Reorganizations” below for more information.

•	Federal Income Tax Consequences. The Reorganization is not expected to be a taxable event for federal income tax purposes for owners of variable contracts whose contract values are determined by investment in shares of the Competitive Advantage Fund. Provided that the Contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Code or annuity contracts under Section 72 of the Code, the Reorganization will not be a taxable event for federal income tax purposes for Contract Owners regardless of the tax status of the Reorganization, and any dividend declared, allocations or distributions in connection with the Reorganization will not be taxable to Contract Owners. The Insurance Companies, as shareholders, and Contract Owners are urged to consult with their own tax advisers as to the specific consequences to them of the Reorganizations, including the applicability and effect of any possible state, local, non-U.S. and other tax consequences of the Reorganization. Please see “Additional Information about the Reorganizations – Federal Income Tax Consequences of the Reorganizations” below for more information.

Comparative Fee and Expense Tables

The following tables show the current fees and expenses of each Fund and the estimated pro forma fees and expenses of Class A and Class I shares of the Acquiring Fund after giving effect to the proposed Reorganization. The fee and expense information is presented as of December 31, 2019. The tables below do not reflect any fees and expenses related to the Contracts, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

Please see Appendix D for the estimated pro forma fees and expenses of the Acquiring Fund assuming some or all the proposed Reorganizations described in Proposal 1, Proposal 2, Proposal 3, and Proposal 4 are approved.

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Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund: Competitive Advantage Fund		Acquiring Fund: Vanguard U.S. Stock Market Index Fund		Pro Forma Vanguard U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganization in Proposal 1 is approved) [5]		Pro Forma Mellon U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganization in Proposal 1 is approved and the strategy change is approved) [6]
	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I
Management Fee	0.26%	0.26%	0.20%	0.20%	0.18%	0.18%	0.16%	0.16%
Distribution and/or Service (12b-1) Fees	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%
Other Expenses [1]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.16%	0.16%
Acquired Fund Fees and Expenses [2]	0.00%	0.00%	0.04%	0.04%	0.04%	0.04%	0.00%	0.00%
Total Annual Fund Operating Expenses [4]	0.66%	0.36%	0.64%	0.34%	0.62%	0.32%	0.62%	0.32%
Less Waiver/Reimbursement [4]	0.00%	0.00%	0.04%	0.04%	0.04%	0.04%	0.00%	0.00%
Total Annual Fund Operating Expenses After Waiver/Reimbursement [3]	0.66%	0.36%	0.60%	0.30%	0.58%	0.28%	0.62%	0.32%
[1]	"Other Expenses" include an Administrative Fee of 0.10% for the Competitive Advantage Fund and the Vanguard U.S. Stock Market Index Fund, which is payable to JNAM. “Other Expenses” include an Administrative Fee of 0.15% for the Mellon U.S. Stock Market Index Fund, which is payable to JNAM.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the Combined Proxy Statement/Prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information for the Vanguard U.S. Stock Market Index Fund has been restated to reflect current fees.
[4]	JNAM has contractually agreed to waive 0.04% of the management fees of the Vanguard U.S. Stock Market Index Fund. The fee waiver will continue for at least one year from the date of the current prospectus, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.
[5]	Assumes that only the Reorganization described in this Proposal 1 is approved. See Appendix D for the pro forma fees and expenses of the Acquiring Fund Shares assuming that some or all of the Reorganizations described in Proposal 1, Proposal 2, Proposal 3, and Proposal 4 are approved.
[6]	Expense information assumes that the Reorganization is approved and that the proposal as described herein to be voted upon by shareholders of the Vanguard U.S. Stock Market Index Fund under a separate proxy statement are approved, effective April 26, 2021.

Expense Examples

This example is intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds. This example also illustrates the costs of investing in the Acquiring Fund if the Reorganization is approved and the proposal to be voted upon by shareholders of the Acquiring Fund is approved. This example does not reflect fees and expenses related to the Contracts, and the total expenses would be higher if they were included. The example assumes that:

  You invest $10,000 in a Fund for the time periods indicated;
  Your investment has a 5% annual return;
  The Fund’s operating expenses remain the same as they were as of December 31, 2019;
  You redeem your investment at the end of each time period; and
  The contractual expense limitation agreement for the Vanguard U.S. Stock Market Index Fund is discontinued after one year .

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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	1 Year	3 Years	5 Years	10 Years
Competitive Advantage Fund (Acquired Fund)
Class A	$67	$211	$368	$822
Class I	$37	$116	$202	$456
Vanguard U.S. Stock Market Index Fund (Acquiring Fund)
Class A	$61	$201	$353	$795
Class I	$31	$105	$187	$427
Pro Forma Vanguard U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganization is approved)*
Class A	$59	$195	$342	$770
Class I	$29	$99	$176	$402
Pro Forma Mellon U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganization is approved and the strategy change is approved)*
Class A	$63	$199	$346	$774
Class I	$33	$103	$180	$406

* Assumes that only the Reorganization described in this Proposal 1 is approved. See Appendix D for the pro forma fees and expenses of the Acquiring Fund Shares assuming that one, some, or all of the Reorganizations described in Proposal 1, Proposal 2, Proposal 3, and Proposal 4 are approved.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect a Fund’s performance. For the six-month period ended June 30, 2020, the portfolio turnover rates for the Competitive Advantage Fund and the Vanguard U.S. Stock Market Index Fund were 12% and 8%, respectively, of the average value of each portfolio. For the fiscal year ended December 31, 2019, the portfolio turnover rate for the Competitive Advantage Fund and the Vanguard U.S. Stock Market Index Fund were 43% and 20%, respectively, of the average value of each portfolio. The portfolio turnover rate for the period of January 1, 2019 to June 30, 2019 for the Competitive Advantage Fund is for the Fund when it was sub-advised by its prior sub-adviser, Standard & Poor's Investment Advisory Services LLC. For the six-month period of July 1, 2019 to December 31, 2019, when the Competitive Advantage Fund was sub-advised by its current sub-adviser, GSAM, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Comparison of Investment Adviser and Sub-Advisers

The following table compares the investment adviser and sub-advisers of the Competitive Advantage Fund with that of the Vanguard U.S. Stock Market Index Fund.

Acquired Fund	Acquiring Fund	Acquiring Fund (per strategy change, effective April 26, 2021)
Competitive Advantage Fund	Vanguard U.S. Stock Market Index Fund	Mellon U.S. Stock Market Index Fund (formerly ,Vanguard U.S. Stock Market Index Fund)
Investment Adviser Jackson National Asset Management, LLC Investment Sub-Advisers Goldman Sachs Asset Management, L.P. Mellon Investments Corporation	Investment Adviser Jackson National Asset Management, LLC	Investment Adviser Jackson National Asset Management, LLC Investment Sub-Adviser Mellon Investments Corporation

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Comparison of Investment Objectives and Principal Investment Strategies

The following table compares the investment objectives and principal investment strategies of the Competitive Advantage Fund with those of the Vanguard U.S. Stock Market Index Fund. The Funds have substantially similar investment objectives. The Competitive Advantage Fund seeks capital appreciation, while the Vanguard U.S. Stock Market Index Fund seeks long-term capital appreciation. Although the Funds have substantially similar investment objectives, they employ different investment strategies in seeking to achieve those objectives. The Competitive Advantage Fund seeks to achieve its objective by investing in the stock of anywhere from 30 to 90 distinct companies (generally ranging from 35 to 50 distinct companies) included in the S&P 500® Index that are believed to have superior profitability, as measured by return on invested capital and trade at relatively attractive valuations. The Competitive Advantage Fund is comprised of three distinct sub-portfolios, each of which selects 30 company names and rebalances on a separate date. The Competitive Advantage Fund’s sub-portfolios separately are selected and rebalanced on or about the first business day of March, September or December of each year. The Competitive Advantage Fund’s sub-advisers generally use a buy and hold strategy, executing trades only on or around each stock selection date, when cash flow activity occurs in the Fund and for dividend reinvestment purposes. The Competitive Advantage Fund may invest in a combination of ETFs to assist with fund rebalances and to meet redemption or purchase requests and also may invest in financial futures to obtain market exposure consistent with its investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting its objective. The Vanguard U.S. Stock Market Index Fund is a fund-of-funds that invests in Institutional Class shares of a diversified Underlying Funds. The Vanguard U.S. Stock Market Index Fund’s Underlying Funds employ an indexing investment approach designed to passively track the performance of an index. Five of the Underlying Funds in which the Vanguard U.S. Stock Market Index Fund may invest (the Vanguard Value Index Fund, Vanguard Growth Index Fund, Vanguard Large-Cap Index Fund, Vanguard Small-Cap Index Fund, and Vanguard Mid-Cap Index Fund) attempt to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index, while one of the Underlying Funds (the Vanguard Total Stock Market Index Fund) invests by sampling the relevant index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full index in terms of key characteristics.

The Board may change the investment objective of a Fund without a vote of the Fund’s shareholders.

As described herein, if the Strategy Change is approved by shareholders of the Vanguard U.S. Stock Market Index Fund, effective April 26, 2021, the Vanguard U.S. Stock Market Index Fund will be renamed the Mellon U.S. Stock Market Index Fund and will change from a fund that invests in other funds to a fund that invests in securities designed to track an index. The Mellon U.S. Stock Market Index Fund will be managed in accordance with the investment policies and strategies of the Mellon U.S. Stock Market Index Fund as described herein. After the Reorganization, the Mellon U.S. Stock Market Index Fund’s investment objective will be different from the Vanguard U.S. Stock Market Index Fund’s investment objective. After the Reorganization, the Mellon U.S. Stock Market Index Fund’s investment strategy will be different from the Vanguard U.S. Stock Market Index Fund’s investment strategy. The Mellon U.S. Stock Market Index Fund will seek to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the Morningstar® US Market IndexSM (“Index”). The Index is comprised of stocks of small, medium, and large capitalization. The Index measures the performance of U.S. securities and targets 97% market capitalization coverage of the investable universe. It is a diversified broad market index. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index.

If some, any, or all of the Reorganizations are not approved by shareholders, the Funds will continue to operate as they currently do, and the Board will consider what actions are appropriate and in the best interests of Contract Owners that have assets invested in the Acquired Funds. For more detailed information about each Fund’s investment strategies and risks, see below and Appendix B.

8

Acquired Fund	Acquiring Fund	Acquiring Fund (per strategy change, effective April 26, 2021)
Competitive Advantage Fund	Vanguard U.S. Stock Market Index Fund	Mellon U.S. Stock Market Index Fund (formerly, Vanguard U.S. Stock Market Index Fund)
Investment Objective The investment objective of the Fund is capital appreciation.	Investment Objective The investment objective of the Fund is to seek long-term capital appreciation.

Investment Objective

The investment objective of the Fund is to track the performance of the Morningstar® US Market IndexSM. The Fund is constructed to mirror the Morningstar® US Market IndexSM to provide long-term capital appreciation

Principal Investment Strategies

The Fund seeks to achieve its objective by investing in the stock of anywhere from 30 to 90 distinct companies (generally ranging from 35 to 50 distinct companies) included in the S&P 500® Index that are believed to have superior profitability, as measured by return on invested capital, and trade at relatively attractive valuations. Goldman Sachs Asset Management, L.P. (“GSAM”) excludes stocks it views as lower quality using the S&P Quality Rankings. GSAM will choose only one share class of a company to be represented in the Fund if the stock selection model selects multiple share classes of the same company.

The Fund is comprised of three distinct sub-portfolios, each of which selects 30 company names and rebalances on a separate date. The 30 names included in a sub-portfolio could overlap with some or all of the names in any of the other sub-portfolios. The sub-portfolios separately are selected and rebalance on or about the first business day of March, September or December of each year. Additionally, on or about the first business day of December of each year, the Fund rebalances the size of the three separate sub-portfolios to ensure equal weighting of the sub-portfolios. GSAM and Mellon Investments Corporation (collectively, “Sub-Advisers”) generally use a buy and hold strategy, executing trades only on or around each stock selection date, when cash flow activity occurs in the Fund and for dividend reinvestment purposes.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing in Institutional Class shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the Vanguard U.S. Stock Index Large-Capitalization Funds, Vanguard U.S. Stock Index Small-Capitalization Funds, and Vanguard U.S. Stock Index Mid-Capitalization Funds (“Vanguard Funds”). Not all Funds of the Vanguard Funds are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund will allocate its assets to the following Underlying Funds:

•       Vanguard Value Index Fund Institutional Shares;

•       Vanguard Growth Index Fund Institutional Shares;

•       Vanguard Large-Cap Index Fund Institutional Shares;

•       Vanguard Total Stock Market Index Fund Institutional Shares;

•       Vanguard Small-Cap Index Fund Institutional Shares; and

•       Vanguard Mid-Cap Index Fund Institutional Shares.

Principal Investment Strategies

The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the Morningstar® US Market IndexSM (“Index”). The Index is comprised of stocks of small, medium, and large capitalization. The Index measures the performance of U.S. securities and targets 97% market capitalization coverage of the investable universe. It is a diversified broad market index. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index. As of December 31, 2019, the full market capitalization range of the Morningstar® US Market IndexSM is $661 million to $1.30 trillion. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long term. The Fund is managed to reflect the composition of the Index and will rebalance as needed to reflect changes in the composition of the Index.

S&P Quality Rankings Growth and stability of earnings and dividends are deemed key elements in establishing earnings and dividend rankings for common stocks.  This process also takes into consideration certain adjustments and modifications deemed desirable in establishing such rankings. The final score for each stock is measured against a scoring matrix determined by an internal analysis of the scores of a large and representative sample of stocks.  The range of scores in the array of this sample has been aligned with the following ladder of rankings:

A+     Highest

A       High

A-     Above Average

B+     Average

B       Below Average

B-     Lower

C      Lowest

D     In Reorganization

NR  Not Ranked

Allocations to the Underlying Funds may vary in a volatile market environment where investment outcomes are expected to remain beyond normal range and when there are significant subscriptions or redemptions.

Within these allocations, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

Each Underlying Fund employs an indexing investment approach designed to passively track the performance of an index. Each of the Vanguard Value Index Fund, Vanguard Growth Index Fund, Vanguard Large-Cap Index Fund, Vanguard Small-Cap Index Fund, and Vanguard Mid-Cap Index Fund attempt to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index. The Vanguard Total Stock Market Index Fund invests by sampling the relevant index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full index in terms of key characteristics. These key characteristics include industry weightings and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

Mellon Investments Corporation, the Fund’s sub-adviser (“Sub-Adviser”), uses a “passive” or “indexing” approach to try to achieve the Fund’s investment objective. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.

9

Acquired Fund	Acquiring Fund	Acquiring Fund (per strategy change, effective April 26, 2021)
Competitive Advantage Fund	Vanguard U.S. Stock Market Index Fund	Mellon U.S. Stock Market Index Fund (formerly, Vanguard U.S. Stock Market Index Fund)
Certain provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and other U.S. “Federal Securities Laws” may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. The 1940 Act and other Federal Securities Laws may also limit or prohibit the Funds from making certain investments.	No corresponding strategy.	No corresponding strategy.
The Fund may invest in a combination of exchange-traded funds (“ETFs”) to assist with fund rebalances and to meet redemption or purchase requests.	No corresponding strategy.	The Fund may invest in exchange-traded funds (“ETFs”) to assist with Fund rebalances and to meet redemption or purchase requests. The Fund’s holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.
The Fund may invest in financial futures, a type of derivative, to obtain market exposure consistent with the Fund’s investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective.	No corresponding strategy.	The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund's use of financial futures is intended to assist replicating the investment performance of the Index.
No corresponding strategy.	No corresponding strategy.	When attempting to replicate a capitalization-weighted index such as the Morningstar® US Market IndexSM, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share prices of the securities owned. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

10

Comparison of Principal Risk Factors

While there are some similarities in the risk profiles of the Funds, there are also some differences of which you should be aware. Each Fund’s principal risks include equity securities risk, market risk, and passive investment risk. However, the Competitive Advantage Fund is also subject to accounting risk, company risk, concentration risk, derivatives risk, exchange-traded funds investing risk, financial services risk, forward and futures contract risk, investment style risk, large-capitalization investing risk, limited management, trading cost and rebalance risk, managed portfolio risk, model risk, regulatory investment limits risk, sector risk, securities lending risk, and stock risk, which are not principal risks of investing in the Vanguard U.S. Stock Market Index Fund. In addition, the principal risks of investing in the Vanguard U.S. Stock Market Index Fund include foreign regulatory risk, index investing risk, investment in other investment companies risk, mid-capitalization and small-capitalization investing risk, and underlying funds risk, which are not principal risks of investing in the Competitive Advantage Fund. For a detailed comparison of each Fund’s risks, see both the table below and Appendix B. If approved by shareholders of the Acquiring Fund, as a result of the Acquiring Fund’s change from a fund that invests in other funds to a fund that invests in securities designed to track an index, the Acquiring Fund’s principal risks, effective April 26, 2021, will change to include derivatives risk, equity securities risk, exchange-traded funds investing risk, index investing risk, large-capitalization investing risk, market risk, mid-capitalization and small-capitalization investing risk, passive investment risk, and tracking error risk.

An investment in a Fund is not guaranteed. As with any mutual fund, the value of a Fund’s shares will change, and an investor could lose money by investing in a Fund. The Acquiring Fund will incur the risks associated with each Underlying Fund in which it is invested. The following table compares the principal risks of an investment in each Fund. For additional information about each principal risk and other applicable risks, see Appendix B.

	Acquired Fund	Acquiring Fund	Acquiring Fund (per strategy change, effective April 26, 2021)
Risks	Competitive Advantage Fund	Vanguard U.S. Stock Market Index Fund	Mellon U.S. Stock Market Index Fund (formerly, Vanguard U.S. Stock Market Index Fund)
Accounting risk	X
Company risk	X
Concentration risk	X
Derivatives risk	X		X
Equity securities risk	X	X	X
Exchange-traded funds investing risk	X		X
Financial services risk	X
Foreign regulatory risk		X
Forward and futures contract risk	X
Index investing risk		X	X
Investment in other investment companies risk		X

11

	Acquired Fund	Acquiring Fund	Acquiring Fund (per strategy change, effective April 26, 2021)
Risks	Competitive Advantage Fund	Vanguard U.S. Stock Market Index Fund	Mellon U.S. Stock Market Index Fund (formerly, Vanguard U.S. Stock Market Index Fund)
Investment style risk	X
Large-capitalization investing risk	X		X
Limited management, trading cost and rebalance risk	X
Managed portfolio risk	X
Market risk	X	X	X
Mid-capitalization and small-capitalization investing risk		X	X
Model risk	X
Passive investment risk	X	X	X
Regulatory investment limits risk	X
Sector risk	X
Securities lending risk	X
Stock risk	X
Tracking error risk			X
Underlying funds risk		X

Comparison of Fundamental Policies

Each Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. The following table compares the fundamental policies of the Competitive Advantage Fund with those of the Vanguard U.S. Stock Market Index Fund and the Mellon U.S. Stock Market Index Fund.

12

Acquired Fund	Acquiring Fund	Acquiring Fund (per strategy change, effective April 26, 2021)
Competitive Advantage Fund	Vanguard U.S. Stock Market Index Fund	Mellon U.S. Stock Market Index Fund (formerly, Vanguard U.S. Stock Market Index Fund)
(1) The Fund is a “diversified company,” as such term is defined under the 1940 Act.	Same.	Same.
(2) The Fund may not invest more than 25% of the value of its assets in any particular industry (other than U.S. Government securities and/or foreign sovereign debt securities).	Same.	Same.
(3) The Fund may not invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.	Same.	Same.
(4) The Fund may not purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).	Same.	Same.
(5) The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund’s total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).	Same.	Same.
(6) The Fund may not act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund.	Same.	Same.
(7) The Fund may not invest more than 15% of its net assets in illiquid securities.	Same.	Same.
(8) The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.	Same.	Same.

13

Comparative Performance Information

The performance information shown below provides some indication of the risks of investing in each Fund by showing changes in each Fund’s performance from year to year and by showing how each Fund’s average annual returns compared with those of broad-based securities market indices which has investment characteristics similar to those of such Fund. Performance prior to July 1, 2019 reflects the Acquired Fund's results when managed by the former sub-adviser, Standard & Poor's Investment Advisory Services LLC. For the Acquiring Fund, performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown and, if such arrangements had not been in place, performance for those periods would have been lower. Each Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar charts and tables below do not include charges imposed under the Contracts.  If these amounts were reflected, returns would be less than those shown.

Consistent with the Acquired Fund's principal investment strategies, the Acquired Fund uses the S&P 500 Equal Weight Index as the Fund's secondary benchmark.

If the shareholders of the Acquiring Fund approve the Strategy Change, then effective April 26, 2021, for consistency with the Fund's principal investment strategies, the Acquiring Fund will replace the CRSP U.S. Total Market Index with the Morningstar® US Market IndexSM TR as its primary benchmark.

Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor.

Competitive Advantage Fund – Calendar Year Total Returns

(Acquired Fund)

Class A

Best Quarter (ended 6/30/2020): 21.66%; Worst Quarter (ended 3/31/2020): -19.52%

Class I

Best Quarter (ended 6/30/2020): 21.81%; Worst Quarter (ended 3/31/2020): -19.46%

14

Vanguard U.S. Stock Market Index Fund – Calendar Year Total Returns

(Acquiring Fund)

Class A

Best Quarter (ended 6/30/2020): 22.01%; Worst Quarter (ended 3/31/2020): -21.10%

Class I

Best Quarter (ended 6/30/2020): 22.11%; Worst Quarter (ended 3/31/2020): -21.01%

Acquired Fund – Average Annual Total Returns as of December 31, 2020
	1 year	5 year	10 year
Competitive Advantage Fund (Class A)	18.90%	13.61%	14.53%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
S&P 500 Equal Weight Index (reflects no deduction for fees, expenses, or taxes)	12.79%	12.95%	12.66%

Acquired Fund – Average Annual Total Returns as of December 31, 2020
	1 year	5 year	10 year
Competitive Advantage Fund (Class I)	19.30%	13.92%	14.80%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
S&P 500 Equal Weight Index (reflects no deduction for fees, expenses, or taxes)	12.79%	12.95%	12.66%

Acquiring Fund – Average Annual Total Returns as of December 31, 2020
	1 year	Life of Fund (September 25, 2017)
Vanguard U.S. Stock Market Index Fund (Class A)	20.18%	14.98%
Morningstar US Market Index TR (reflects no deduction for fees, expenses, or taxes)	20.90%	15.84%
CRSP U.S. Total Market Index (reflects no deduction for fees, expenses, or taxes)	20.99%	15.70%

Acquiring Fund – Average Annual Total Returns as of December 31, 2020
	1 year	Life of Class (September 25, 2017)
Vanguard U.S. Stock Market Index Fund (Class I)	20.63%	15.38%
Morningstar US Market Index TR (reflects no deduction for fees, expenses, or taxes)	20.90%	15.84%
CRSP U.S. Total Market Index (reflects no deduction for fees, expenses, or taxes)	20.99%	15.70%

15

Capitalization

The following table shows the capitalization of each Fund as of June 30, 2020, and of the Vanguard U.S. Stock Market Index Fund on a pro forma combined basis as of June 30, 2020 after giving effect to the proposed Reorganization. The actual net assets of the Competitive Advantage Fund and the Vanguard U.S. Stock Market Index Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares. No assurance can be given as to how many shares of the Vanguard U.S. Stock Market Index Fund will be received by shareholders of the Competitive Advantage Fund on the Closing Date, and the following table should not be relied upon to reflect the number of shares of the Vanguard U.S. Stock Market Index Fund that will actually be received.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Competitive Advantage Fund (Acquired Fund) – Class A	$891,002,249	17.41	51,171,691
Vanguard U.S. Stock Market Index Fund (Acquiring Fund) – Class A	$608,222,890	12.64	48,129,150
Adjustments	$(67,071) (a)	0	19,313,687 (b)
Pro forma Vanguard U.S. Stock Market Index Fund (assuming the Reorganization in Proposal 1 is approved) (c)	$1,499,158,068	12.64	118,614,528
Competitive Advantage Fund (Acquired Fund) – Class I	$1,251,283,487	17.54	71,342,332
Vanguard U.S. Stock Market Index Fund (Acquiring Fund) – Class I	$15,743,406	12.76	1,234,009
Adjustments	$(94,192) (a)	0	26,713,255 (b)
Pro forma Vanguard U.S. Stock Market Index Fund (assuming the Reorganization in Proposal 1 is approved) (c)	$1,266,932,701	12.76	99,289,596

(a)	The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this Reorganization as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm, will be borne by JNAM whether or not the Reorganization is consummated. No sales or other charges will be imposed on Contract Owners in connection with the Reorganization. It is currently anticipated that approximately 11.21% of the Acquired Fund’s holdings will be transferred to the Acquiring Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 88.79% of the Acquired Fund’s holdings will be aligned or sold. the Acquired Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $161,263 (0.007% of net assets).
(b)	The adjustment to the pro forma shares outstanding number represents an increase in shares outstanding of the Acquiring Fund to reflect the exchange of shares of the Acquired Fund.
(c)	Assumes that only the Reorganization described in this Proposal 1 is approved. See Appendix D for the capitalization of the Mellon U.S. Stock Market Index Fund on a pro forma combined basis assuming that some or all of the Reorganizations described in Proposal 1, Proposal 2, Proposal 3, and Proposal 4 are approved.

The Reorganization provides for the acquisition of all the assets and all the liabilities of the Competitive Advantage Fund by the Vanguard U.S. Stock Market Index Fund. If the Reorganization had taken place on June 30, 2020, shareholders of the Competitive Advantage Fund would have received 70,485,378 and 98,055,587 Class A and Class I shares, respectively, of the Vanguard U.S. Stock Market Index Fund.

After careful consideration, the Board unanimously approved the Plan of Reorganization with respect to the Competitive Advantage Fund. Accordingly, the Board has submitted the Plan of Reorganization for approval by the Competitive Advantage Fund’s shareholders. The Board recommends that you vote “FOR” this Proposal.

*                *                *                *                *

16

PROPOSAL 2:	APPROVAL OF THE PLAN OF REORGANIZATION WITH RESPECT TO THE REORGANIZATION OF THE INTRISTIC VALUE INTO THE Vanguard U.S. Stock Market Index Fund.

Proposal 2 requests the approval of Intrinsic Value Fund shareholders of the Plan of Reorganization pursuant to which the Intrinsic Value Fund will be reorganized into the Vanguard U.S. Stock Market Index Fund. As described herein, if the Strategy Change to be voted upon by shareholders of the Vanguard U.S. Stock Market Index Fund is approved, effective April 26, 2021, the Vanguard U.S. Stock Market Index Fund will undergo an investment objective and strategy change and will be renamed the Mellon U.S. Stock Market Index Fund and will be managed in accordance with the investment objective, policies and strategies of the Mellon U.S. Stock Market Index Fund.

In considering whether you should approve this Proposal, you should note that:

•	Investment Objectives. The Funds have substantially similar investment objectives. The Intrinsic Value Fund seeks capital appreciation, while the Vanguard U.S. Stock Market Index Fund seeks long-term capital appreciation.

As described herein, if the Strategy Change is approved by shareholders of the Vanguard U.S. Stock Market Index Fund, effective April 26, 2021, the Vanguard U.S. Stock Market Index Fund will undergo an investment objective and strategy change and will be renamed the Mellon U.S. Stock Market Index Fund and will be managed in accordance with the investment objective, policies and strategies of the Mellon U.S. Stock Market Index Fund. For a detailed comparison of each Fund’s investment policies and strategies, see “Comparison of Investment Objectives and Principal Investment Strategies” below and Appendix B.

•	Principal Investment Strategies. Although the Funds have substantially similar investment objectives, they employ different investment strategies in seeking to achieve those objectives. The Intrinsic Value Fund seeks to achieve its objective by investing in the stock of anywhere from 30 to 90 distinct companies (generally ranging from 45 to 60 distinct companies) included in the S&P 500® Index that generate strong free cash flows and sell at relatively attractive valuations. The Intrinsic Value Fund is comprised of three distinct sub-portfolios, each of which selects 30 company names and rebalances on a separate date. The Intrinsic Value Fund’s sub-portfolios separately are selected and rebalanced on or about the first business day of March, September or December of each year. The Intrinsic Value Fund’s sub-advisers generally use a buy and hold strategy, executing trades only on or around each stock selection date, when cash flow activity occurs in the Fund and for dividend reinvestment purposes. The Intrinsic Value may invest in a combination of exchange-traded funds ("ETFs”) to assist with fund rebalances and to meet redemption and purchase requests and also may invest in financial futures, a type of derivative, to obtain market exposure consistent with the Fund's objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund's objective. The Vanguard U.S. Stock Market Index Fund is a fund-of-funds that invests in Institutional Class shares of a diversified group of Underlying Funds. The Vanguard U.S. Stock Market Index Fund’s Underlying Funds employ an indexing investment approach designed to passively track the performance of an index. Five of the Underlying Funds in which the Vanguard U.S. Stock Market Index Fund may invest (the Vanguard Value Index Fund, Vanguard Growth Index Fund, Vanguard Large-Cap Index Fund, Vanguard Small-Cap Index Fund, and Vanguard Mid-Cap Index Fund) attempt to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index, while one of the Underlying Funds (the Vanguard Total Stock Market Index Fund) invests by sampling the relevant index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full index in terms of key characteristics. For a detailed comparison of each Fund’s investment policies and strategies, see “Comparison of Investment Objectives and Principal Investment Strategies” below and Appendix B.

As described herein, if the Strategy Change is approved by shareholders of the Vanguard U.S. Stock Market Index Fund, effective April 26, 2021, the Vanguard U.S. Stock Market Index Fund will undergo an investment objective and strategy change and will be renamed the Mellon U.S. Stock Market Index Fund and will be managed in accordance with the investment objective, policies and strategies of the Mellon U.S. Stock Market Index Fund. For a detailed comparison of each Fund’s investment policies and strategies, see “Comparison of Investment Objectives and Principal Investment Strategies” below and Appendix B.

•	Fundamental Policies. The Funds have the same fundamental policies. For a detailed comparison of each Fund’s fundamental investment policies, see “Comparison of Fundamental Policies” below.

17

•	Principal Risks. While there are some similarities in the risk profiles of the Funds, there are also some differences of which you should be aware. Each Fund’s principal risks include equity securities risk, market risk, and passive investment risk, and portfolio turnover risk. However, the Intrinsic Value Fund is also subject to accounting risk, company risk, concentration risk, derivatives risk, exchange-traded funds investing risk, financial services risk, forward and futures contract risk, investment style risk, large-capitalization investing risk, limited management, trading cost and rebalance risk, managed portfolio risk, model risk, portfolio turnover risk, regulatory investment limits risk, sector risk, securities lending risk, and stock risk, which are not principal risks of investing in the Vanguard U.S. Stock Market Index Fund. In addition, the principal risks of investing in the Vanguard U.S. Stock Market Index Fund include foreign regulatory risk, index investing risk, investment in other investment companies risk, mid-capitalization and small-capitalization investing risk, and underlying funds risk, which are not principal risks of investing in the Intrinsic Value Fund. As described herein, if approved by shareholders of the Vanguard U.S. Stock Market Index Fund, effective April 26, 2021, the Vanguard U.S. Stock Market Index Fund’s principal risks will change to include derivatives risk, equity securities risk, exchange-traded funds investing risk, index investing risk, large-capitalization investing risk, market risk, mid-capitalization and small-capitalization investing risk, passive investment risk, and tracking error risk. For a detailed comparison of each Fund’s risks, see both “Comparison of Principal Risk Factors” below and Appendix B.

•	Investment Adviser and Other Service Providers. Jackson National Asset Management, LLC (“JNAM” or the “Adviser”) serves as the investment adviser and administrator for each Fund and would continue to manage and administer the Intrinsic Value Fund after the Reorganization. JNAM has received an exemptive order from the SEC that generally permits JNAM, with approval from the Board, to appoint, dismiss, and replace each Fund’s unaffiliated sub-adviser(s) and to amend the advisory agreements between JNAM and the unaffiliated sub-advisers, without obtaining shareholder approval. However, any amendment to an advisory agreement between JNAM and the Trust that would result in an increase in the management fee rate specified in that agreement (i.e., the aggregate management fee) charged to a Fund will be submitted to shareholders for approval. JNAM has appointed Goldman Sachs Asset Management, L.P. (“GSAM”) and Mellon Investments Corporation (“Mellon”) as the sub-advisers, to manage the assets of the Intrinsic Value Fund. The Vanguard U.S. Stock Market Index Fund does not have a sub-adviser.

As described herein, if the Strategy Change is approved by shareholders of the Vanguard U.S. Stock Market Index Fund, effective April 26, 2021, the Vanguard U.S. Stock Market Index Fund will be renamed the Mellon U.S. Stock Market Index Fund and will change from a fund that invests in other funds to a fund that invests in securities designed to track an index. Mellon will be the sub-adviser of the Mellon U.S. Stock Market Index Fund, and the Mellon U.S. Stock Market Index Fund will be managed in accordance with the investment policies and strategies of the Mellon U.S. Stock Market Index Fund as described herein. For more information about the Mellon U.S. Stock Market Index Fund, see “Comparison of Investment Objectives and Principal Investment Strategies,” “Comparison of Principal Risk Factors,” and “Comparison of Fundamental Policies” below.

For a detailed description of JNAM, GSAM and Mellon, please see “Additional Information about the Funds - The Adviser” and “Additional Information about the Funds - The Sub-Advisers” below.

•	Asset Base. The Intrinsic Value Fund and Vanguard U.S. Stock Market Index Fund had net assets of approximately $1.80 billion and $623.97 million, respectively, as of June 30, 2020. Thus, if the Reorganization had been in effect on that date, the Intrinsic Value Fund combined with the Vanguard U.S. Stock Market Index Fund (the “Proposal 2 Combined Fund”) would have had net assets of approximately $2.42 billion (net of estimated transaction expenses).

In addition, as discussed in connection with Proposal 1, Proposal 3, and Proposal 4, respectively, the Competitive Advantage Fund had net assets of approximately $2.14 billion as of June 30, 2020, the Dividend Income & Growth Fund had net assets of approximately $4.00 billion as of June 30, 2020, and the Total Yield Fund had net assets of approximately $1.56 billion as of June 30, 2020. Thus, if the Reorganizations of the Competitive Advantage Fund, Intrinsic Value Fund, Dividend Income & Growth Fund, and Total Yield Fund into the Vanguard U.S. Stock Market Index Fund had been in effect on that date (together, the “Combined Fund”), the Combined Fund would have had net assets of approximately $10.12 billion (net of estimated transaction expenses).

•	Description of the Securities to be Issued. Class A Shareholders of the Intrinsic Value Fund will receive Class A shares of the Vanguard U.S. Stock Market Index Fund, and Class I Shareholders of the Intrinsic Value Fund will receive Class I shares of the Vanguard U.S. Stock Market Index Fund pursuant to the Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization. Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganizations,” and “Additional Information about the Funds” below for more information.

18

•	Operating Expenses. Following the Reorganization, the total annual fund operating expense ratio and management fee for the Vanguard U.S. Stock Market Index Fund, which will be sub-advised by Mellon and renamed the Mellon U.S. Stock Market Index Fund, are expected to be lower than those of the Intrinsic Value Fund currently. For a more detailed comparison of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Funds” below.

The maximum management fee for the Intrinsic Value Fund is equal to an annual rate of 0.30% of its average daily net assets, while the maximum management fee for the Vanguard U.S. Stock Market Index Fund is equal to an annual rate of 0.20% of its average daily net assets. As of December 31, 2019, the actual management fees of the Intrinsic Value Fund and the Vanguard U.S. Stock Market Index Fund were 0.26% and 0.20% respectively. In addition, the maximum administrative fee for each of the Intrinsic Value Fund and the Vanguard U.S. Stock Market Index Fund is equal to an annual rate of 0.10% of its average daily net assets. As of December 31, 2019, the Intrinsic Value Fund and the Vanguard U.S. Stock Market Index Fund each paid an administrative fee to JNAM at the rate of 0.10% of its average daily net assets.

As a result of the Vanguard U.S. Stock Market Index Fund’s repositioning as the Mellon U.S. Stock Market Index Fund, the Acquiring Fund’s management fee will be 0.16% and the Acquiring Fund’s administrative fee will be 0.15%, both effective April 26, 2021. For a more detailed description of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Funds” below.

•	Costs of Reorganization. Following the Reorganization, the Proposal 2 Combined Fund will be managed in accordance with the investment objective, policies and strategies of the Vanguard U.S. Stock Market Index Fund. It is currently anticipated that approximately 3.33% of the Intrinsic Value Fund’s holdings will be transferred to the Vanguard U.S. Stock Market Index Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 96.67% of the Intrinsic Value Fund’s holdings will be aligned or sold. As described herein, if the Strategy Change is approved by shareholders of the Vanguard U.S. Stock Market Index Fund, effective April 26, 2021, the Vanguard U.S. Stock Market Index Fund will be renamed the Mellon U.S. Stock Market Index Fund and will change from a fund that invests in other funds to a fund that invests in securities designed to track an index and will be managed in accordance with the investment policies and strategies of the Mellon U.S. Stock Market Index Fund.

The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Internal Revenue Code of 1986, as amended (the “Code”) of the tax treatment of this transaction, and the costs associated with the preparation of the tax opinion, and obtaining a consent of independent registered public accounting firm will be borne by JNAM whether or not the Reorganization is consummated. No sales or other charges will be imposed on Contract Owners in connection with the Reorganization.

The Intrinsic Value Fund will bear the transaction expenses associated with the Reorganization, which typically include, but are not limited to, trade commissions, related fees and taxes, and any foreign exchange spread costs, where applicable (the “Transaction Costs”). Such Transaction Costs are estimated to be $252,038 (0.01% of net assets). Please see “Additional Information about the Reorganizations” below for more information.

•	Federal Income Tax Consequences. The Reorganization is not expected to be a taxable event for federal income tax purposes for owners of variable contracts whose contract values are determined by investment in shares of the Intrinsic Value Fund. Provided that the Contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Code or annuity contracts under Section 72 of the Code, the Reorganization will not be a taxable event for federal income tax purposes for Contract Owners regardless of the tax status of the Reorganization, and any dividend declared, allocations or distributions in connection with the Reorganization will not be taxable to Contract Owners. The Insurance Companies, as shareholders, and Contract Owners are urged to consult with their own tax advisers as to the specific consequences to them of the Reorganizations, including the applicability and effect of any possible state, local, non-U.S. and other tax consequences of the Reorganization. Please see “Additional Information about the Reorganizations – Federal Income Tax Consequences of the Reorganizations” below for more information.

Comparative Fee and Expense Tables

The following tables show the current fees and expenses of each Fund and the estimated pro forma fees and expenses of Class A and Class I shares of the Acquiring Fund after giving effect to the proposed Reorganization. The fee and expense information is presented as of December 31, 2019. The tables below do not reflect any fees and expenses related to the Contracts, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

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Please see Appendix D for the estimated pro forma fees and expenses of the Acquiring Fund assuming some or all the proposed Reorganizations described in Proposal 1, Proposal 2, Proposal 3, and Proposal 4 are approved.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund: Intrinsic Value Fund		Acquiring Fund: Vanguard U.S. Stock Market Index Fund		Pro Forma Vanguard U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganization in Proposal 2 is approved) [5]		Pro Forma Mellon U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganization in Proposal 2 is approved and the strategy change is approved) [6]
	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I
Management Fee	0.26%	0.26%	0.20%	0.20%	0.18%	0.18%	0.16%	0.16%
Distribution and/or Service (12b-1) Fees	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%
Other Expenses[1]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.16%	0.16%
Acquired Fund Fees and Expenses[2]	0.00%	0.00%	0.04%	0.04%	0.04%	0.04%	0.00%	0.00%
Total Annual Fund Operating Expenses[3]	0.66%	0.36%	0.64%	0.34%	0.62%	0.32%	0.62%	0.32%
Less Waiver/Reimbursement[4]	0.00%	0.00%	0.04%	0.04%	0.04%	0.04%	0.00%	0.00%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.66%	0.36%	0.60%	0.30%	0.58%	0.28%	0.62%	0.32%
[1]	"Other Expenses" include an Administrative Fee of 0.10% for the Intrinsic Value Fund and the Vanguard U.S. Stock Market Index Fund, which is payable to JNAM. “Other Expenses” include an Administrative Fee of 0.15% for the Mellon U.S. Stock Market Index Fund, which is payable to JNAM.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the Combined Proxy Statement/Prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information for the Vanguard U.S. Stock Market Index Fund has been restated to reflect current fees.
[4]	JNAM has contractually agreed to waive 0.04% of the management fees of the Vanguard U.S. Stock Market Index Fund. The fee waiver will continue for at least one year from the date of the current prospectus, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.
[5]	Assumes that only the Reorganization described in this Proposal 2 is approved. See Appendix D for the pro forma fees and expenses of the Acquiring Fund Shares assuming that some or all of the Reorganizations described in Proposal 2, Proposal 1, Proposal 3, and Proposal 4 are approved.
[6]	Expense information assumes that the Reorganization is approved and that the proposal as described herein to be voted upon by shareholders of the Vanguard U.S. Stock Market Index Fund under a separate proxy statement are approved, effective April 26, 2021.

Expense Examples

This example is intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds. This example also illustrates the costs of investing in the Acquiring Fund if the Reorganization is approved and the proposal to be voted upon by shareholders of the Acquiring Fund is approved. This example does not reflect fees and expenses related to the Contracts, and the total expenses would be higher if they were included. The example assumes that:

  You invest $10,000 in a Fund for the time periods indicated;
  Your investment has a 5% annual return;
  The Fund’s operating expenses remain the same as they were as of December 31, 2019;
  You redeem your investment at the end of each time period; and
  The contractual expense limitation agreement for the Vanguard U.S. Stock Market Index Fund is discontinued after one year .

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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	1 Year	3 Years	5 Years	10 Years
Intrinsic Value Fund (Acquired Fund)
Class A	$67	$211	$368	$822
Class I	$37	$116	$202	$456
Vanguard U.S. Stock Market Index Fund (Acquiring Fund)
Class A	$61	$201	$353	$795
Class I	$31	$105	$187	$427
Pro Forma Vanguard U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganization is approved)*
Class A	$59	$195	$342	$770
Class I	$29	$99	$176	$402
Pro Forma Mellon U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganization is approved and the strategy change is approved)*
Class A	$63	$199	$346	$774
Class I	$33	$103	$180	$406

* Assumes that only the Reorganization described in this Proposal 2 is approved. See Appendix D for the pro forma fees and expenses of the Acquiring Fund Shares assuming that one, some, or all of the Reorganizations described in Proposal 2, Proposal 1, Proposal 3, and Proposal 4 are approved.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect a Fund’s performance. For the six-month period ended June 30, 2020, the portfolio turnover rates for the Intrinsic Value Fund and the Vanguard U.S. Stock Market Index Fund were 17% and 8%, respectively, of the average value of each portfolio. For the fiscal year ended December 31, 2019, the portfolio turnover rate for the Intrinsic Value Fund and the Vanguard U.S. Stock Market Index Fund were 59% and 20%, respectively, of the average value of each portfolio. The portfolio turnover rate for the period of January 1, 2019 to June 30, 2019 for the Intrinsic Value Fund is for the Fund when it was sub-advised by its prior sub-adviser, Standard & Poor's Investment Advisory Services LLC. For the six-month period of July 1, 2019 to December 31, 2019, when the Intrinsic Value Fund was sub-advised by its current sub-adviser, GSAM, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Comparison of Investment Adviser and Sub-Advisers

The following table compares the investment adviser and sub-advisers of the Intrinsic Value Fund with that of the Vanguard U.S. Stock Market Index Fund.

Acquired Fund	Acquiring Fund	Acquiring Fund (per strategy change, effective April 26, 2021)
Intrinsic Value Fund	Vanguard U.S. Stock Market Index Fund	Mellon U.S. Stock Market Index Fund (formerly ,Vanguard U.S. Stock Market Index Fund)
Investment Adviser Jackson National Asset Management, LLC Investment Sub-Advisers Goldman Sachs Asset Management, L.P. Mellon Investments Corporation	Investment Adviser Jackson National Asset Management, LLC	Investment Adviser Jackson National Asset Management, LLC Investment Sub-Adviser Mellon Investments Corporation

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Comparison of Investment Objectives and Principal Investment Strategies

The following table compares the investment objectives and principal investment strategies of the Intrinsic Value Fund with those of the Vanguard U.S. Stock Market Index Fund. The Funds have substantially similar investment objectives. Although the Funds have substantially similar investment objectives, they employ different investment strategies in seeking to achieve those objectives. The Intrinsic Value Fund seeks to achieve its objective by investing in the stock of anywhere from 30 to 90 distinct companies (generally ranging from 45 to 60 distinct companies) included in the S&P 500® Index that generate strong free cash flows and sell at relatively attractive valuations. The Intrinsic Value Fund is comprised of three distinct sub-portfolios, each of which selects 30 company names and rebalances on a separate date. The Intrinsic Value Fund’s sub-portfolios separately are selected and rebalanced on or about the first business day of March, September or December of each year. The Intrinsic Value Fund’s sub-advisers generally use a buy and hold strategy, executing trades only on or around each stock selection date, when cash flow activity occurs in the Fund and for dividend reinvestment purposes. The Intrinsic Value may invest in a combination of ETFs to assist with fund rebalances and to meet redemption and purchase requests and also may invest in financial futures, a type of derivative, to obtain market exposure consistent with the Fund's objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund's objective. The Vanguard U.S. Stock Market Index Fund is a fund-of-funds that invests in Institutional Class shares of a diversified group of Underlying Funds. The Vanguard U.S. Stock Market Index Fund’s Underlying Funds employ an indexing investment approach designed to passively track the performance of an index. Five of the Underlying Funds in which the Vanguard U.S. Stock Market Index Fund may invest (the Vanguard Value Index Fund, Vanguard Growth Index Fund, Vanguard Large-Cap Index Fund, Vanguard Small-Cap Index Fund, and Vanguard Mid-Cap Index Fund) attempt to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index, while one of the Underlying Funds (the Vanguard Total Stock Market Index Fund) invests by sampling the relevant index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full index in terms of key characteristics.

The Board may change the investment objective of a Fund without a vote of the Fund’s shareholders.

As described herein, if the Strategy Change is approved by shareholders of the Vanguard U.S. Stock Market Index Fund, effective April 26, 2021, the Vanguard U.S. Stock Market Index Fund will be renamed the Mellon U.S. Stock Market Index Fund and will change from a fund that invests in other funds to a fund that invests in securities designed to track an index. The Mellon U.S. Stock Market Index Fund will be managed in accordance with the investment policies and strategies of the Mellon U.S. Stock Market Index Fund as described herein. After the Reorganization, the Mellon U.S. Stock Market Index Fund’s investment objective will be different from the Vanguard U.S. Stock Market Index Fund’s investment objective. After the Reorganization, the Mellon U.S. Stock Market Index Fund’s investment strategy will be different from the Vanguard U.S. Stock Market Index Fund’s investment strategy. The Mellon U.S. Stock Market Index Fund will seek to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the Morningstar® US Market IndexSM (“Index”). The Index is comprised of stocks of small, medium, and large capitalization. The Index measures the performance of U.S. securities and targets 97% market capitalization coverage of the investable universe. It is a diversified broad market index. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index.

If some, any, or all of the Reorganizations are not approved by shareholders, the Funds will continue to operate as they currently do, and the Board will consider what actions are appropriate and in the best interests of Contract Owners that have assets invested in the Acquired Funds. For more detailed information about each Fund’s investment strategies and risks, see below and Appendix B.

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Acquired Fund	Acquiring Fund	Acquiring Fund (per strategy change, effective April 26, 2021)
Intrinsic Value Fund	Vanguard U.S. Stock Market Index Fund	Mellon U.S. Stock Market Index Fund (formerly, Vanguard U.S. Stock Market Index Fund)
Investment Objective The investment objective of the Fund is capital appreciation.	Investment Objective The investment objective of the Fund is to seek long-term capital appreciation.

Investment Objective

The investment objective of the Fund is to track the performance of the Morningstar® US Market IndexSM. The Fund is constructed to mirror the Morningstar® US Market IndexSM to provide long-term capital appreciation.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing in the stock of anywhere from 30 to 90 distinct companies (generally ranging from 45 to 60 distinct companies) included in the S&P 500® Index that generate strong free cash flows and sell at relatively attractive valuations. Goldman Sachs Asset Management, L.P. (“GSAM“) will choose only one share class of a company to be represented in the Fund if the stock selection model selects multiple share classes of the same company.

GSAM excludes companies in the Financials sector from the selection. GSAM incorporates S&P Quality Rankings and S&P Global Ratings Issuer Credit Ratings in the selection process.

The Fund is comprised of three distinct sub-portfolios, each of which selects 30 company names and rebalances on a separate date. The 30 names included in a sub-portfolio could overlap with some or all of the names in any of the other sub-portfolios. The sub-portfolios separately are selected and rebalance on or about the first business day of March, September or December of each year. Additionally, on or about the first business day of December of each year, the Fund rebalances the size of the three separate sub-portfolios to ensure equal weighting of the sub-portfolios. GSAM and Mellon Investments Corporation (collectively, “Sub-Advisers”) generally use a buy and hold strategy, executing trades only on or around each stock selection date, when cash flow activity occurs in the Fund and for dividend reinvestment purposes.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing in Institutional Class shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the Vanguard U.S. Stock Index Large-Capitalization Funds, Vanguard U.S. Stock Index Small-Capitalization Funds, and Vanguard U.S. Stock Index Mid-Capitalization Funds (“Vanguard Funds”). Not all Funds of the Vanguard Funds are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund will allocate its assets to the following Underlying Funds:

•       Vanguard Value Index Fund Institutional Shares;

•       Vanguard Growth Index Fund Institutional Shares;

•       Vanguard Large-Cap Index Fund Institutional Shares;

•       Vanguard Total Stock Market Index Fund Institutional Shares;

•       Vanguard Small-Cap Index Fund Institutional Shares; and

•       Vanguard Mid-Cap Index Fund Institutional Shares.

Principal Investment Strategies

The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the Morningstar® US Market IndexSM (“Index”). The Index is comprised of stocks of small, medium, and large capitalization. The Index measures the performance of U.S. securities and targets 97% market capitalization coverage of the investable universe. It is a diversified broad market index. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index. As of December 31, 2019, the full market capitalization range of the Morningstar® US Market IndexSM is $661 million to $1.30 trillion. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long term. The Fund is managed to reflect the composition of the Index and will rebalance as needed to reflect changes in the composition of the Index.

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Acquired Fund	Acquiring Fund	Acquiring Fund (per strategy change, effective April 26, 2021)
Intrinsic Value Fund	Vanguard U.S. Stock Market Index Fund	Mellon U.S. Stock Market Index Fund (formerly, Vanguard U.S. Stock Market Index Fund)

S&P Quality Rankings

Growth and stability of earnings and dividends are deemed key elements in establishing earnings and dividend rankings for common stocks.  This process also takes into consideration certain adjustments and modifications deemed desirable in establishing such rankings. The final score for each stock is measured against a scoring matrix determined by an internal analysis of the scores of a large and representative sample of stocks.  The range of scores in the array of this sample has been aligned with the following ladder of rankings:

A+    Highest

A      High

A-    Above Average

B+    Average

B      Below Average

B-     Lower

C      Lowest

D      In Reorganization

NR   Not Ranked

S&P Global Ratings Issuer Credit Ratings

S&P Global Ratings Issuer Credit Ratings (also known as credit ratings) express opinions about the ability and willingness of an issuer to meet its financial obligations in full and on time.  Credit ratings can also be used to determine the credit quality of an individual debt issue, such a corporate or municipal bond, and the relative likelihood that the issue may default.  Credit ratings are not an absolute measure of default probability, since there are future events that cannot be foreseen. Credit ratings are not intended as guarantees of credit quality or as exact measures of the probability that a particular issuer or debt issue will default.

S&P Global Ratings Issuer Credit Ratings opinions are based on analysis by experienced professionals who evaluate and interpret information received from issuers and other available sources to form a considered opinion. S&P Global Ratings Standard & Poor’s Ratings Services analysts obtain information from public reports, as well as from interviews and discussions with the issuer’s management. They use that information and apply their analytical judgement to assess the entity’s financial condition, operation performance, policies and risk management strategies.

Allocations to the Underlying Funds may vary in a volatile market environment where investment outcomes are expected to remain beyond normal range and when there are significant subscriptions or redemptions.

Within these allocations, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

Each Underlying Fund employs an indexing investment approach designed to passively track the performance of an index. Each of the Vanguard Value Index Fund, Vanguard Growth Index Fund, Vanguard Large-Cap Index Fund, Vanguard Small-Cap Index Fund, and Vanguard Mid-Cap Index Fund attempt to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index. The Vanguard Total Stock Market Index Fund invests by sampling the relevant index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full index in terms of key characteristics. These key characteristics include industry weightings and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

Mellon Investments Corporation, the Fund’s sub-adviser (“Sub-Adviser”), uses a “passive” or “indexing” approach to try to achieve the Fund’s investment objective. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.

24

Acquired Fund	Acquiring Fund	Acquiring Fund (per strategy change, effective April 26, 2021)
Intrinsic Value Fund	Vanguard U.S. Stock Market Index Fund	Mellon U.S. Stock Market Index Fund (formerly, Vanguard U.S. Stock Market Index Fund)

Certain provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and other U.S. “Federal Securities Laws” may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. The 1940 Act and other Federal Securities Laws may also limit or prohibit the Funds from making certain investments.	No corresponding strategy.	No corresponding strategy.
The Fund may invest in a combination of exchange-traded funds ("ETFs”) to assist with fund rebalances and to meet redemption and purchase requests.	No corresponding strategy.	The Fund may invest in exchange-traded funds (“ETFs”) to assist with Fund rebalances and to meet redemption or purchase requests. The Fund’s holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.
The Fund may invest in financial futures, a type of derivative, to obtain market exposure consistent with the Fund's objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund's objective.	No corresponding strategy.	The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund's use of financial futures is intended to assist replicating the investment performance of the Index.

25

Acquired Fund	Acquiring Fund	Acquiring Fund (per strategy change, effective April 26, 2021)
Intrinsic Value Fund	Vanguard U.S. Stock Market Index Fund	Mellon U.S. Stock Market Index Fund (formerly, Vanguard U.S. Stock Market Index Fund)
No corresponding strategy.	No corresponding strategy.	When attempting to replicate a capitalization-weighted index such as the Morningstar® US Market IndexSM, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share prices of the securities owned. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

Comparison of Principal Risk Factors

While there are some similarities in the risk profiles of the Funds, there are also some differences of which you should be aware. Each Fund’s principal risks include equity securities risk, market risk, and passive investment risk, and portfolio turnover risk. However, the Intrinsic Value Fund is also subject to accounting risk, company risk, concentration risk, derivatives risk, exchange-traded funds investing risk, financial services risk, forward and futures contract risk, investment style risk, large-capitalization investing risk, limited management, trading cost and rebalance risk, managed portfolio risk, model risk, portfolio turnover risk, regulatory investment limits risk, sector risk, securities lending risk, and stock risk, which are not principal risks of investing in the Vanguard U.S. Stock Market Index Fund. In addition, the principal risks of investing in the Vanguard U.S. Stock Market Index Fund include foreign regulatory risk, index investing risk, investment in other investment companies risk, mid-capitalization and small-capitalization investing risk, and underlying funds risk, which are not principal risks of investing in the Intrinsic Value Fund. For a detailed comparison of each Fund’s risks, see both “Comparison of Principal Risk Factors” below and Appendix B. If approved by shareholders of the Acquiring Fund, as a result of the Acquiring Fund’s change from a fund that invests in other funds to a fund that invests in securities designed to track an index, the Acquiring Fund’s principal risks, effective April 26, 2021, will change to include derivatives risk, equity securities risk, exchange-traded funds investing risk, index investing risk, large-capitalization investing risk, market risk, mid-capitalization and small-capitalization investing risk, passive investment risk, and tracking error risk.

An investment in a Fund is not guaranteed. As with any mutual fund, the value of a Fund’s shares will change, and an investor could lose money by investing in a Fund. The Acquiring Fund will incur the risks associated with each Underlying Fund in which it is invested. The following table compares the principal risks of an investment in each Fund. For additional information about each principal risk and other applicable risks, see Appendix B.

26

	Acquired Fund	Acquiring Fund	Acquiring Fund (per strategy change, effective April 26, 2021)
Risks	Intrinsic Value Fund	Vanguard U.S. Stock Market Index Fund	Mellon U.S. Stock Market Index Fund (formerly, Vanguard U.S. Stock Market Index Fund)
Accounting risk	X
Company risk	X
Concentration risk	X
Derivatives risk	X		X
Equity securities risk	X	X	X
Exchange-traded funds investing risk	X		X
Financial services risk	X
Foreign regulatory risk		X
Forward and futures contract risk	X
Index investing risk		X	X
Investment in other investment companies risk		X
Investment style risk	X
Large-capitalization investing risk	X		X
Limited management, trading cost and rebalance risk	X
Managed portfolio risk	X
Market risk	X	X	X
Mid-capitalization and small-capitalization investing risk		X	X
Model risk	X
Passive investment risk	X	X	X
Portfolio turnover risk	X
Regulatory investment limits risk	X

27

	Acquired Fund	Acquiring Fund	Acquiring Fund (per strategy change, effective April 26, 2021)
Risks	Intrinsic Value Fund	Vanguard U.S. Stock Market Index Fund	Mellon U.S. Stock Market Index Fund (formerly, Vanguard U.S. Stock Market Index Fund)
Sector risk	X
Securities lending risk	X
Stock risk	X
Tracking error risk			X
Underlying funds risk		X

Comparison of Fundamental Policies

Each Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. The following table compares the fundamental policies of the Intrinsic Value Fund with those of the Vanguard U.S. Stock Market Index Fund and the Mellon U.S. Stock Market Index Fund.

Acquired Fund	Acquiring Fund	Acquiring Fund (strategy change, effective April 26, 2021)
Intrinsic Value Fund	Vanguard U.S. Stock Market Index Fund	Mellon U.S. Stock Market Index Fund (formerly, Vanguard U.S. Stock Market Index Fund)
(1) The Fund is a “diversified company,” as such term is defined under the 1940 Act.	Same.	Same.
(2) The Fund may not invest more than 25% of the value of its assets in any particular industry (other than U.S. Government securities and/or foreign sovereign debt securities).	Same.	Same.
(3) The Fund may not invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.	Same.	Same.
(4) The Fund may not purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).	Same.	Same.

28

Acquired Fund	Acquiring Fund	Acquiring Fund (strategy change, effective April 26, 2021)
Intrinsic Value Fund	Vanguard U.S. Stock Market Index Fund	Mellon U.S. Stock Market Index Fund (formerly, Vanguard U.S. Stock Market Index Fund)
(5) The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund’s total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).	Same.	Same.
(6) The Fund may not act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund.	Same.	Same.
(7) The Fund may not invest more than 15% of its net assets in illiquid securities.	Same.	Same.
(8) The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.	Same.	Same.

Comparative Performance Information

The performance information shown below provides some indication of the risks of investing in each Fund by showing changes in each Fund’s performance from year to year and by showing how each Fund’s average annual returns compared with those of broad-based securities market indices which has investment characteristics similar to those of such Fund. Performance prior to July 1, 2019 reflects the Acquired Fund's results when managed by the former sub-adviser, Standard & Poor's Investment Advisory Services LLC. For the Acquiring Fund, performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown and, if such arrangements had not been in place, performance for those periods would have been lower. Each Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar charts and tables below do not include charges imposed under the Contracts.  If these amounts were reflected, returns would be less than those shown.

Consistent with the Acquired Fund's principal investment strategies, the Acquired Fund uses the S&P 500 Value Index as the Fund's secondary benchmark.

If the shareholders of the Acquiring Fund approve the Strategy Change, then effective April 26, 2021, for consistency with the Fund's principal investment strategies, the Acquiring Fund will replace the CRSP U.S. Total Market Index with the Morningstar® US Market IndexSM TR as its primary benchmark.

Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor.

29

Intrinsic Value Fund – Calendar Year Total Returns

(Acquired Fund)

Class A

Best Quarter (ended 6/30/2020): 21.26%; Worst Quarter (ended 3/31/2020): -30.21%

Class I

Best Quarter (ended 12/31/2020): 21.40%; Worst Quarter (ended 3/31/2020): -30.20%

Vanguard U.S. Stock Market Index Fund – Calendar Year Total Returns

(Acquiring Fund)

Class A

Best Quarter (ended 6/30/2020): 22.01%; Worst Quarter (ended 3/31/2020): -21.10%

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Class I

Best Quarter (ended 6/30/2020): 22.11%; Worst Quarter (ended 3/31/2020): -21.01%

Acquired Fund – Average Annual Total Returns as of December 31, 2020
	1 year	5 year	10 year
Intrinsic Value Fund (Class A)	0.64%	7.55%	10.31%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
S&P 500 Value Index (reflects no deduction for fees, expenses, or taxes)	1.36%	10.52%	10.74%

Acquired Fund – Average Annual Total Returns as of December 31, 2020
	1 year	5 year	10 year
Intrinsic Value Fund (Class I)	0.98%	7.82%	10.56%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
S&P 500 Value Index (reflects no deduction for fees, expenses, or taxes)	1.36%	10.52%	10.74%

Acquiring Fund – Average Annual Total Returns as of December 31, 2020
	1 year	Life of Fund (September 25, 2017)
Vanguard U.S. Stock Market Index Fund (Class A)	20.18%	14.98%
Morningstar US Market Index TR (reflects no deduction for fees, expenses, or taxes)	20.90%	15.84%
CRSP U.S. Total Market Index (reflects no deduction for fees, expenses, or taxes)	20.99%	15.70%

Acquiring Fund – Average Annual Total Returns as of December 31, 2020
	1 year	Life of Class (September 25, 2017)
Vanguard U.S. Stock Market Index Fund (Class I)	20.63%	15.38%
Morningstar US Market Index TR (reflects no deduction for fees, expenses, or taxes)	20.90%	15.84%
CRSP U.S. Total Market Index (reflects no deduction for fees, expenses, or taxes)	20.99%	15.70%

Capitalization

The following table shows the capitalization of each Fund as of June 30, 2020, and of the Vanguard U.S. Stock Market Index Fund on a pro forma combined basis as of June 30, 2020 after giving effect to the proposed Reorganization. The actual net assets of the Intrinsic Value and the Vanguard U.S. Stock Market Index Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares. No assurance can be given as to how many shares of the Vanguard U.S. Stock Market Index Fund will be received by shareholders of the Intrinsic Value Fund on the Closing Date, and the following table should not be relied upon to reflect the number of shares of the Vanguard U.S. Stock Market Index Fund that will actually be received.

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	Net Assets	Net Asset Value Per Share	Shares Outstanding
Intrinsic Value Fund (Acquired Fund) – Class A	$559,403,705	11.21	49,898,508
Vanguard U.S. Stock Market Index Fund (Acquiring Fund) – Class A	$608,222,890	12.64	48,129,150
Adjustments	$(78,140) (a)	0	(5,648,068) (b)
Pro forma Vanguard U.S. Stock Market Index Fund (assuming the Reorganization in Proposal 2 is approved) (c)	$1,167,548,455	12.64	92,379,590
Intrinsic Value Fund (Acquired Fund) – Class I	$1,244,940,368	11.45	108,767,170
Vanguard U.S. Stock Market Index Fund (Acquiring Fund) – Class I	$15,743,406	12.76	1,234,009
Adjustments	$(173,898) (a)	0	(11,214,939) (b)
Pro forma Vanguard U.S. Stock Market Index Fund (assuming the Reorganization in Proposal 2 is approved) (c)	$1,260,509,876	12.76	98,786,240

(a)	The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this Reorganization as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm, will be borne by JNAM whether or not the Reorganization is consummated. No sales or other charges will be imposed on Contract Owners in connection with the Reorganization. It is currently anticipated that approximately 3.33% of the Acquired Fund’s holdings will be transferred to the Acquiring Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 96.67% of the Acquired Fund’s holdings will be aligned or sold.] The Acquired Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $252,038 (0.01% of net assets).
(b)	The adjustment to the pro forma shares outstanding number represents a decrease in shares outstanding of the Acquiring Fund to reflect the exchange of shares of the Acquired Fund.
(c)	Assumes that only the Reorganization described in this Proposal 2 is approved. See Appendix D for the capitalization of the Mellon U.S. Stock Market Index Fund on a pro forma combined basis assuming that some or all of the Reorganizations described in Proposal 2, Proposal 1, Proposal 3, and Proposal 4 are approved.

The Reorganization provides for the acquisition of all the assets and all the liabilities of the Intrinsic Value Fund by the Vanguard U.S. Stock Market Index Fund. If the Reorganization had taken place on June 30, 2020, shareholders of the Intrinsic Value Fund would have received 44,250,440 and 97,552,231 Class A and Class I shares, respectively, of the Vanguard U.S. Stock Market Index Fund.

After careful consideration, the Board unanimously approved the Plan of Reorganization with respect to the Intrinsic Value Fund. Accordingly, the Board has submitted the Plan of Reorganization for approval by the Intrinsic Value Fund’s shareholders. The Board recommends that you vote “FOR” this Proposal.

*                *                *                *                *

PROPOSAL 3:	APPROVAL OF THE PLAN OF REORGANIZATION WITH RESPECT TO THE REORGANIZATION OF THE DIVIDEND INCOME & GROWTH FUND INTO THE Vanguard U.S. Stock Market Index Fund.

Proposal 3 requests the approval of Dividend Income & Growth Fund shareholders of the Plan of Reorganization pursuant to which the Dividend Income & Growth Fund will be reorganized into the Vanguard U.S. Stock Market Index Fund. As described herein, if the Strategy Change to be voted upon by shareholders of the Vanguard U.S. Stock Market Index Fund is approved, effective April 26, 2021, the Vanguard U.S. Stock Market Index Fund will undergo an investment objective and strategy change and will be renamed the Mellon U.S. Stock Market Index Fund and will be managed in accordance with the investment objective, policies and strategies of the Mellon U.S. Stock Market Index Fund.

In considering whether you should approve this Proposal, you should note that:

•	Investment Objective. The Funds have similar investment objectives. The Dividend Income & Growth Fund seeks primarily capital appreciation with a secondary focus on current income, while the Vanguard U.S. Stock Market Index Fund seeks long-term capital appreciation.

As described herein, JNAM has proposed, if the Strategy Change is approved by shareholders of the Vanguard U.S. Stock Market Index Fund, effective April 26, 2021, the Vanguard U.S. Stock Market Index Fund will undergo an investment objective and strategy change and will be renamed the Mellon U.S. Stock Market Index Fund and will be managed in accordance with the investment objective, policies and strategies of the Mellon U.S. Stock Market Index Fund. For a detailed comparison of each Fund’s investment policies and strategies, see “Comparison of Investment Objectives and Principal Investment Strategies” below and Appendix B.

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•	Principal Investment Strategies. Although the Funds have similar investment objectives, they employ different investment strategies in seeking to achieve those objectives. The Dividend Income & Growth Fund seeks to achieve its objective by investing in the stock of anywhere from 33 to 99 distinct companies (generally ranging from 35 to 50 distinct companies) included in the S&P 500® Index that are believed to have attractive dividend yields and strong capital structures. The Dividend Income & Growth Fund is comprised of three distinct sub-portfolios, each of which selects 33 company names and rebalances on a separate date. The Dividend Income & Growth Fund’s sub-portfolios separately are selected and rebalanced on or about the first business day of March, September or December of each year. The Dividend Income & Growth Fund’s sub-advisers generally use a buy and hold strategy, executing trades only on or around each stock selection date, when cash flow activity occurs in the Fund and for dividend reinvestment purposes. The Dividend Income & Growth Fund may invest in a combination of exchange-traded funds ("ETFs") to assist with fund rebalances and to meet redemption or purchase requests and also may invest in financial futures, a type of derivative, to obtain market exposure consistent with the Fund's investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund's objective. The Vanguard U.S. Stock Market Index Fund is a fund-of-funds that invests in Institutional Class shares of a diversified group of Underlying Funds. The Vanguard U.S. Stock Market Index Fund’s Underlying Funds employ an indexing investment approach designed to passively track the performance of an index. Five of the Underlying Funds in which the Vanguard U.S. Stock Market Index Fund may invest (the Vanguard Value Index Fund, Vanguard Growth Index Fund, Vanguard Large-Cap Index Fund, Vanguard Small-Cap Index Fund, and Vanguard Mid-Cap Index Fund) attempt to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index, while one of the Underlying Funds (the Vanguard Total Stock Market Index Fund) invests by sampling the relevant index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full index in terms of key characteristics. For a detailed comparison of each Fund’s investment policies and strategies, see “Comparison of Investment Objectives and Principal Investment Strategies” below and Appendix B.

As described herein, if the Strategy Change is approved by shareholders of the Vanguard U.S. Stock Market Index Fund, effective April 26, 2021, the Vanguard U.S. Stock Market Index Fund will undergo an investment objective and strategy change and will be renamed the Mellon U.S. Stock Market Index Fund and will be managed in accordance with the investment objective, policies and strategies of the Mellon U.S. Stock Market Index Fund. For a detailed comparison of each Fund’s investment policies and strategies, see “Comparison of Investment Objectives and Principal Investment Strategies” below and Appendix B.

•	Fundamental Policies. The Funds have the same fundamental policies. For a detailed comparison of each Fund’s fundamental investment policies, see “Comparison of Fundamental Policies” below.

•	Principal Risks. While there are some similarities in the risk profiles of the Funds, there are also some differences of which you should be aware. Each Fund’s principal risks include equity securities risk, market risk, and passive investment risk. However, the Dividend Income & Growth Fund is also subject to accounting risk, company risk, concentration risk, derivatives risk, exchange-traded funds investing risk, financial services risk, forward and futures contract risk, investment style risk, large-capitalization investing risk, limited management, trading cost and rebalance risk, managed portfolio risk, model risk, regulatory investment limits risk, sector risk, securities lending risk, and stock risk, which are not principal risks of investing in the Vanguard U.S. Stock Market Index Fund. In addition, the principal risks of investing in the Vanguard U.S. Stock Market Index Fund include foreign regulatory risk, index investing risk, investment in other investment companies risk, mid-capitalization and small-capitalization investing risk, and underlying funds risk, which are not principal risks of investing in the Dividend Income & Growth Fund. As described herein, if approved by shareholders of the Vanguard U.S. Stock Market Index Fund, effective April 26, 2021, the Vanguard U.S. Stock Market Index Fund’s principal risks will change to include derivatives risk, equity securities risk, exchange-traded funds investing risk, index investing risk, large-capitalization investing risk, market risk, mid-capitalization and small-capitalization investing risk, passive investment risk, and tracking error risk. For a detailed comparison of each Fund’s risks, see both “Comparison of Principal Risk Factors” below and Appendix B.

•	Investment Adviser and Other Service Providers. Jackson National Asset Management, LLC (“JNAM” or the “Adviser”) serves as the investment adviser and administrator for each Fund and would continue to manage and administer the Dividend Income & Growth Fund after the Reorganization. JNAM has received an exemptive order from the SEC that generally permits JNAM, with approval from the Board, to appoint, dismiss, and replace each Fund’s unaffiliated sub-adviser(s) and to amend the advisory agreements between JNAM and the unaffiliated sub-advisers, without obtaining shareholder approval. However, any amendment to an advisory agreement between JNAM and the Trust that would result in an increase in the management fee rate specified in that agreement (i.e., the aggregate management fee) charged to a Fund will be submitted to shareholders for approval. JNAM has appointed Goldman Sachs Asset Management, L.P. (“GSAM”) and Mellon Investments Corporation (“Mellon”) as the sub-advisers, to manage the assets of the Dividend Income & Growth Fund. The Vanguard U.S. Stock Market Index Fund does not have a sub-adviser.

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As described herein, if the Strategy Change is approved by shareholders of the Vanguard U.S. Stock Market Index Fund, effective April 26, 2021, the Vanguard U.S. Stock Market Index Fund will be renamed the Mellon U.S. Stock Market Index Fund and will change from a fund that invests in other funds to a fund that invests in securities designed to track an index. Mellon will be the sub-adviser of the Mellon U.S. Stock Market Index Fund, and the Mellon U.S. Stock Market Index Fund will be managed in accordance with the investment policies and strategies of the Mellon U.S. Stock Market Index Fund as described herein. For more information about the Mellon U.S. Stock Market Index Fund, see “Comparison of Investment Objectives and Principal Investment Strategies,” “Comparison of Principal Risk Factors,” and “Comparison of Fundamental Policies” below.

For a detailed description of JNAM, GSAM and Mellon, please see “Additional Information about the Funds - The Adviser” and “Additional Information about the Funds - The Sub-Advisers” below.

•	Asset Base. The Dividend Income & Growth Fund and Vanguard U.S. Stock Market Index Fund had net assets of approximately $4.00 billion and $623.97 million, respectively, as of June 30, 2020. Thus, if the Reorganization had been in effect on that date, the Dividend Income & Growth Fund combined with the Vanguard U.S. Stock Market Index Fund (the “Proposal 3 Combined Fund”) would have had net assets of approximately $4.62 billion (net of estimated transaction expenses).

In addition, as discussed in connection with Proposal 1, Proposal 2, and Proposal 4, respectively, the Competitive Advantage Fund had net assets of approximately $2.14 billion as of June 30, 2020, the Intrinsic Value had net assets of approximately $1.80 billion as of June 30, 2020, and the Total Yield Fund had net assets of approximately $1.56 billion as of June 30, 2020. Thus, if the Reorganizations of the Competitive Advantage Fund, Intrinsic Value Fund, Dividend Income & Growth Fund, and Total Yield Fund into the Vanguard U.S. Stock Market Index Fund had been in effect on that date (together, the “Combined Fund”), the Combined Fund would have had net assets of approximately $10.12 billion (net of estimated transaction expenses).

•	Description of the Securites to be Issued. Class A Shareholders of the Dividend Income & Growth Fund will receive Class A shares of the Vanguard U.S. Stock Market Index Fund, and Class I Shareholders of the Dividend Income & Growth Fund will receive Class I shares of the Vanguard U.S. Stock Market Index Fund pursuant to the Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization. Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganizations,” and “Additional Information about the Funds” below for more information.

•	Operating Expenses. Following the Reorganization, the total annual fund operating expense ratio and management fee for the Vanguard U.S. Stock Market Index Fund, which will be sub-advised by Mellon and renamed the Mellon U.S. Stock Market Index Fund, are expected to be lower than those of the Dividend Income & Growth Fund currently. For a more detailed comparison of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Funds” below.

The maximum management fee for the Dividend Income & Growth Fund is equal to an annual rate of 0.30% of its average daily net assets, while the maximum management fee for the Vanguard U.S. Stock Market Index Fund is equal to an annual rate of 0.20% of its average daily net assets. As of December 31, 2019, the actual management fees of the Dividend Income & Growth Fund and the Vanguard U.S. Stock Market Index Fund were 0.25% and 0.20% respectively. In addition, the maximum administrative fee for each of the Dividend Income & Growth Fund and the Vanguard U.S. Stock Market Index Fund is equal to an annual rate of 0.10% of its average daily net assets. As of December 31, 2019, t he Divided Income & Growth Fund and the Vanguard U.S. Stock Market Index Fund each paid an administrative fee to JNAM at the rate of 0.10% of its average daily net assets.

As a result of the Vanguard U.S. Stock Market Index Fund’s repositioning as the Mellon U.S. Stock Market Index Fund, the Acquiring Fund’s management fee will be 0.15% and the Acquiring Fund’s administrative fee will be 0.14%, both effective April 26, 2021. For a more detailed description of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Funds” below.

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•	Costs of Reorganization. Following the Reorganization, the Proposal 3 Combined Fund will be managed in accordance with the investment objective, policies and strategies of the Vanguard U.S. Stock Market Index Fund. It is currently anticipated that approximately 10.17% of the Dividend Income & Growth Fund’s holdings will be transferred to the Vanguard U.S. Stock Market Index Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 89.83% of the Dividend Income & Growth Fund’s holdings will be aligned or sold. As described herein, if the Strategy Change is approved by shareholders of the Vanguard U.S. Stock Market Index Fund, effective April 26, 2021, the Vanguard U.S. Stock Market Index Fund will be renamed the Mellon U.S. Stock Market Index Fund and will change from a fund that invests in other funds to a fund that invests in securities designed to track an index and will be managed in accordance with the investment policies and strategies of the Mellon U.S. Stock Market Index Fund.

The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Internal Revenue Code of 1986, as amended (the “Code”) of the tax treatment of this transaction, and the costs associated with the preparation of the tax opinion, and obtaining a consent of independent registered public accounting firm will be borne by JNAM whether or not the Reorganization is consummated. No sales or other charges will be imposed on Contract Owners in connection with the Reorganization.

The Dividend Income & Growth Fund will bear the transaction expenses associated with the Reorganization, which typically include, but are not limited to, trade commissions, related fees and taxes, and any foreign exchange spread costs, where applicable (the “Transaction Costs”). Such Transaction Costs are estimated to be $477,847 (0.01% of net assets). Please see “Additional Information about the Reorganizations” below for more information.

•	Federal Income Tax Consequences. The Reorganization is not expected to be a taxable event for federal income tax purposes for owners of variable contracts whose contract values are determined by investment in shares of the Dividend Income & Growth Fund. Provided that the Contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Code or annuity contracts under Section 72 of the Code, the Reorganization will not be a taxable event for federal income tax purposes for Contract Owners regardless of the tax status of the Reorganization, and any dividend declared, allocations or distributions in connection with the Reorganization will not be taxable to Contract Owners. The Insurance Companies, as shareholders, and Contract Owners are urged to consult with their own tax advisers as to the specific consequences to them of the Reorganizations, including the applicability and effect of any possible state, local, non-U.S. and other tax consequences of the Reorganization. Please see “Additional Information about the Reorganizations – Federal Income Tax Consequences of the Reorganizations” below for more information.

Comparative Fee and Expense Tables

The following tables show the current fees and expenses of each Fund and the estimated pro forma fees and expenses of Class A and Class I shares of the Acquiring Fund after giving effect to the proposed Reorganization. The fee and expense information is presented as of December 31, 2019. The tables below do not reflect any fees and expenses related to the Contracts, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

Please see Appendix D for the estimated pro forma fees and expenses of the Acquiring Fund assuming some or all the proposed Reorganizations described in Proposal 3, Proposal 1, Proposal 2, and Proposal 4 are approved.

35

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund: Dividend Income & Growth Fund		Acquiring Fund: Vanguard U.S. Stock Market Index Fund		Pro Forma Vanguard U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganization in Proposal 3 is approved)[5]		Pro Forma Mellon U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganization in Proposal 3 is approved and the strategy change is approved)[6]
	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I
Management Fee	0.25%	0.25%	0.20%	0.20%	0.17%	0.17%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%
Other Expenses[1]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.15%	0.15%
Acquired Fund Fees and Expenses[2]	0.00%	0.00%	0.04%	0.04%	0.04%	0.04%	0.00%	0.00%
Total Annual Fund Operating Expenses[3]	0.65%	0.35%	0.64%	0.34%	0.61%	0.31%	0.60%	0.30%
Less Waiver/Reimbursement[4]	0.00%	0.00%	0.04%	0.04%	0.04%	0.04%	0.00%	0.00%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.65%	0.35%	0.60%	0.30%	0.57%	0.27%	0.60%	0.30%
[1]	"Other Expenses" include an Administrative Fee of 0.10% for the Dividend Income & Growth Fund and the Vanguard U.S. Stock Market Index Fund, which is payable to JNAM. “Other Expenses” include an Administrative Fee of 0.14% for the Mellon U.S. Stock Market Index Fund, which is payable to JNAM.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the Combined Proxy Statement/Prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information for the Vanguard U.S. Stock Market Index Fund has been restated to reflect current fees.
[4]	JNAM has contractually agreed to waive 0.04% of the management fees of the Vanguard U.S. Stock Market Index Fund. The fee waiver will continue for at least one year from the date of the current prospectus, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.
[5]	Assumes that only the Reorganization described in this Proposal 3 is approved. See Appendix D for the pro forma fees and expenses of the Acquiring Fund Shares assuming that some or all of the Reorganizations described in Proposal 3, Proposal 1, Proposal 2, and Proposal 4 are approved.
[6]	Expense information assumes that the Reorganization is approved and that the proposal as described herein to be voted upon by shareholders of the Vanguard U.S. Stock Market Index Fund under a separate proxy statement are approved, effective April 26, 2021.

Expense Examples

This example is intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds. This example also illustrates the costs of investing in the Acquiring Fund if the Reorganization is approved and the proposal to be voted upon by shareholders of the Acquiring Fund is approved. This example does not reflect fees and expenses related to the Contracts, and the total expenses would be higher if they were included. The example assumes that:

  You invest $10,000 in a Fund for the time periods indicated;
  Your investment has a 5% annual return;
  The Fund’s operating expenses remain the same as they were as of December 31, 2019;
  You redeem your investment at the end of each time period; and
  The contractual expense limitation agreement for the Vanguard U.S. Stock Market Index Fund is discontinued after one year .

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

36

	1 Year	3 Years	5 Years	10 Years
Dividend Income & Growth Fund (Acquired Fund)
Class A	$66	$208	$362	$810
Class I	$36	$113	$197	$443
Vanguard U.S. Stock Market Index Fund (Acquiring Fund)
Class A	$61	$201	$353	$795
Class I	$31	$105	$187	$427
Pro Forma Vanguard U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganization is approved)*
Class A	$58	$191	$336	$758
Class I	$28	$96	$170	$389
Pro Forma Mellon U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganization is approved and the strategy change is approved)*
Class A	$61	$192	$335	$750
Class I	$31	$97	$169	$381

* Assumes that only the Reorganization described in this Proposal 3 is approved. See Appendix D for the pro forma fees and expenses of the Acquiring Fund Shares assuming that one, some, or all of the Reorganizations described in Proposal 3, Proposal 1, Proposal 2, and Proposal 4 are approved.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect a Fund’s performance. For the six-month period ended June 30, 2020, the portfolio turnover rates for the Dividend Income & Growth Fund and the Vanguard U.S. Stock Market Index Fund were 11% and 8%, respectively, of the average value of each portfolio. For the fiscal year ended December 31, 2019, the portfolio turnover rate for the Dividend Income & Growth Fund and the Vanguard U.S. Stock Market Index Fund were 41% and 20%, respectively, of the average value of each portfolio. The portfolio turnover rate for the period of January 1, 2019 to June 30, 2019 for the Dividend Income & Growth Fund is for the Fund when it was sub-advised by its prior sub-adviser, Standard & Poor's Investment Advisory Services LLC. For the six-month period of July 1, 2019 to December 31, 2019, when the Dividend Income & Growth Fund was sub-advised by its current sub-adviser, GSAM, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Comparison of Investment Adviser and Sub-Advisers

The following table compares the investment adviser and sub-advisers of the Dividend Income & Growth Fund with that of the Vanguard U.S. Stock Market Index Fund.

Acquired Fund	Acquiring Fund	Acquiring Fund (per strategy change, effective April 26, 2021)
Dividend Income & Growth Fund	Vanguard U.S. Stock Market Index Fund	Mellon U.S. Stock Market Index Fund (formerly ,Vanguard U.S. Stock Market Index Fund)
Investment Adviser Jackson National Asset Management, LLC Investment Sub-Advisers Goldman Sachs Asset Management, L.P. Mellon Investments Corporation	Investment Adviser Jackson National Asset Management, LLC	Investment Adviser Jackson National Asset Management, LLC Investment Sub-Adviser Mellon Investments Corporation

37

Comparison of Investment Objectives and Principal Investment Strategies

The following table compares the investment objectives and principal investment strategies of the Dividend Income & Growth Fund with those of the Vanguard U.S. Stock Market Index Fund. The Funds have similar investment objectives. The Dividend Income & Growth Fund seeks primarily capital appreciation with a secondary focus on current income, while the Vanguard U.S. Stock Market Index Fund seeks long-term capital appreciation. Although the Funds have substantially similar investment objectives, they employ different investment strategies in seeking to achieve those objectives. The Dividend Income & Growth Fund seeks to achieve its objective by investing in the stock of anywhere from 33 to 99 distinct companies (generally ranging from 35 to 50 distinct companies) included in the S&P 500® Index that are believed to have attractive dividend yields and strong capital structures. The Dividend Income & Growth Fund is comprised of three distinct sub-portfolios, each of which selects 33 company names and rebalances on a separate date. The Dividend Income & Growth Fund’s sub-portfolios separately are selected and rebalanced on or about the first business day of March, September or December of each year. The Dividend Income & Growth Fund’s sub-advisers generally use a buy and hold strategy, executing trades only on or around each stock selection date, when cash flow activity occurs in the Fund and for dividend reinvestment purposes. The Dividend Income & Growth Fund may invest in a combination of ETFs to assist with fund rebalances and to meet redemption or purchase requests and also may invest in financial futures, a type of derivative, to obtain market exposure consistent with the Fund's investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund's objective. The Vanguard U.S. Stock Market Index Fund is a fund-of-funds that invests in Institutional Class shares of a diversified group of Underlying Funds. The Vanguard U.S. Stock Market Index Fund’s Underlying Funds employ an indexing investment approach designed to passively track the performance of an index. Five of the Underlying Funds in which the Vanguard U.S. Stock Market Index Fund may invest (the Vanguard Value Index Fund, Vanguard Growth Index Fund, Vanguard Large-Cap Index Fund, Vanguard Small-Cap Index Fund, and Vanguard Mid-Cap Index Fund) attempt to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index, while one of the Underlying Funds (the Vanguard Total Stock Market Index Fund) invests by sampling the relevant index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full index in terms of key characteristics.

The Board may change the investment objective of a Fund without a vote of the Fund’s shareholders.

As described herein, if the Strategy Change is approved by shareholders of the Vanguard U.S. Stock Market Index Fund, effective April 26, 2021, the Vanguard U.S. Stock Market Index Fund will be renamed the Mellon U.S. Stock Market Index Fund and will change from a fund that invests in other funds to a fund that invests in securities designed to track an index. The Mellon U.S. Stock Market Index Fund will be managed in accordance with the investment policies and strategies of the Mellon U.S. Stock Market Index Fund as described herein. After the Reorganization, the Mellon U.S. Stock Market Index Fund’s investment objective will be different from the Vanguard U.S. Stock Market Index Fund’s investment objective. After the Reorganization, the Mellon U.S. Stock Market Index Fund’s investment strategy will be different from the Vanguard U.S. Stock Market Index Fund’s investment strategy. The Mellon U.S. Stock Market Index Fund will seek to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the Morningstar® US Market IndexSM (“Index”). The Index is comprised of stocks of small, medium, and large capitalization. The Index measures the performance of U.S. securities and targets 97% market capitalization coverage of the investable universe. It is a diversified broad market index. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index.

If some, any, or all of the Reorganizations are not approved by shareholders, the Funds will continue to operate as they currently do, and the Board will consider what actions are appropriate and in the best interests of Contract Owners that have assets invested in the Acquired Funds. For more detailed information about each Fund’s investment strategies and risks, see below and Appendix B.

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Acquired Fund	Acquiring Fund	Acquiring Fund (per strategy change, effective April 26, 2021)
Dividend Income & Growth Fund	Vanguard U.S. Stock Market Index Fund	Mellon U.S. Stock Market Index Fund (formerly, Vanguard U.S. Stock Market Index Fund)
Investment Objective The investment objective of the Fund is primarily capital appreciation with a secondary focus on current income.	Investment Objective The investment objective of the Fund is to seek long-term capital appreciation.

Investment Objective

The investment objective of the Fund is to track the performance of the Morningstar® US Market IndexSM. The Fund is constructed to mirror the Morningstar® US Market IndexSM to provide long-term capital appreciation.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing in the stock of anywhere from 33 to 99 distinct companies (generally ranging from 35 to 50 distinct companies) included in the S&P 500® Index that have attractive dividend yields and strong capital structures as determined by Goldman Sachs Asset Management, L.P. (“GSAM”). The holdings in the portfolio are selected from all 11 sectors of the economy identified in the S&P 500 Index. GSAM will choose only one share class of a company to be represented in the Fund if the stock selection model selects multiple share classes of the same company.

GSAM incorporates S&P Quality Rankings and S&P Global Ratings Issuer Credit Ratings in the selection process.

The Fund is comprised of three distinct sub-portfolios, each of which selects 33 company names and rebalances on a separate date. The 33 names included in a sub-portfolio could overlap with some or all of the names in any of the other sub-portfolios. The sub-portfolios separately are selected and rebalance on or about the first business day of March, September or December of each year. Additionally, on or about the first business day of December of each year, the Fund rebalances the size of the three separate sub-portfolios to ensure equal weighting of the sub-portfolios. GSAM and Mellon Investments Corporation (collectively, “Sub-Advisers”) generally use a buy and hold strategy, executing trades only on or around each stock selection date, when cash flow activity occurs in the Fund and for dividend reinvestment purposes.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing in Institutional Class shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the Vanguard U.S. Stock Index Large-Capitalization Funds, Vanguard U.S. Stock Index Small-Capitalization Funds, and Vanguard U.S. Stock Index Mid-Capitalization Funds (“Vanguard Funds”). Not all Funds of the Vanguard Funds are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund will allocate its assets to the following Underlying Funds:

•       Vanguard Value Index Fund Institutional Shares;

•       Vanguard Growth Index Fund Institutional Shares;

•       Vanguard Large-Cap Index Fund Institutional Shares;

•       Vanguard Total Stock Market Index Fund Institutional Shares;

•       Vanguard Small-Cap Index Fund Institutional Shares; and

•       Vanguard Mid-Cap Index Fund Institutional Shares.

Principal Investment Strategies

The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the Morningstar® US Market IndexSM (“Index”). The Index is comprised of stocks of small, medium, and large capitalization. The Index measures the performance of U.S. securities and targets 97% market capitalization coverage of the investable universe. It is a diversified broad market index. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index. As of December 31, 2019, the full market capitalization range of the Morningstar® US Market IndexSM is $661 million to $1.30 trillion. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long term. The Fund is managed to reflect the composition of the Index and will rebalance as needed to reflect changes in the composition of the Index.

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Acquired Fund	Acquiring Fund	Acquiring Fund (per strategy change, effective April 26, 2021)
Dividend Income & Growth Fund	Vanguard U.S. Stock Market Index Fund	Mellon U.S. Stock Market Index Fund (formerly, Vanguard U.S. Stock Market Index Fund)

S&P Quality Rankings

Growth and stability of earnings and dividends are deemed key elements in establishing earnings and dividend rankings for common stocks.  This process also takes into consideration certain adjustments and modifications deemed desirable in establishing such rankings. The final score for each stock is measured against a scoring matrix determined by an internal analysis of the scores of a large and representative sample of stocks.  The range of scores in the array of this sample has been aligned with the following ladder of rankings:

A+    Highest

A       High

A-     Above Average

B+    Average

B       Below Average

B-     Lower

C      Lowest

D      In Reorganization

NR   Not Ranked

S&P Global Ratings Issuer Credit Ratings

S&P Global Ratings Issuer Credit Ratings (also known as credit ratings) express opinions about the ability and willingness of an issuer to meet its financial obligations in full and on time.  Credit ratings can also be used to determine the credit quality of an individual debt issue, such a corporate or municipal bond, and the relative likelihood that the issue may default.  Credit ratings are not an absolute measure of default probability, since there are future events that cannot be foreseen. Credit ratings are not intended as guarantees of credit quality or as exact measures of the probability that a particular issuer or debt issue will default. S&P Global Ratings Issuer Credit Ratings opinions are based on analysis by experienced professionals who evaluate and interpret information received from issuers and other available sources to form a considered opinion. S&P Global Ratings analysts obtain information from public reports, as well as from interviews and discussions with the issuer’s management. They use that information and apply their analytical judgment to assess the entity’s financial condition, operation performance, policies and risk management strategies.

Allocations to the Underlying Funds may vary in a volatile market environment where investment outcomes are expected to remain beyond normal range and when there are significant subscriptions or redemptions.

Within these allocations, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

Each Underlying Fund employs an indexing investment approach designed to passively track the performance of an index. Each of the Vanguard Value Index Fund, Vanguard Growth Index Fund, Vanguard Large-Cap Index Fund, Vanguard Small-Cap Index Fund, and Vanguard Mid-Cap Index Fund attempt to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index. The Vanguard Total Stock Market Index Fund invests by sampling the relevant index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full index in terms of key characteristics. These key characteristics include industry weightings and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

Mellon Investments Corporation, the Fund’s sub-adviser (“Sub-Adviser”), uses a “passive” or “indexing” approach to try to achieve the Fund’s investment objective. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.

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Acquired Fund	Acquiring Fund	Acquiring Fund (per strategy change, effective April 26, 2021)
Dividend Income & Growth Fund	Vanguard U.S. Stock Market Index Fund	Mellon U.S. Stock Market Index Fund (formerly, Vanguard U.S. Stock Market Index Fund)
Certain provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and other U.S. “Federal Securities Laws” may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. The 1940 Act and other Federal Securities Laws may also limit or prohibit the Funds from making certain investments.	No corresponding strategy.	No corresponding strategy.
The Fund may lend its securities to increase its income.	No corresponding strategy.	No corresponding strategy.
The Fund may invest in a combination of exchange-traded funds ("ETFs") to assist with fund rebalances and to meet redemption or purchase requests.	No corresponding strategy.	The Fund may invest in exchange-traded funds (“ETFs”) to assist with Fund rebalances and to meet redemption or purchase requests. The Fund’s holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

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Acquired Fund	Acquiring Fund	Acquiring Fund (per strategy change, effective April 26, 2021)
Dividend Income & Growth Fund	Vanguard U.S. Stock Market Index Fund	Mellon U.S. Stock Market Index Fund (formerly, Vanguard U.S. Stock Market Index Fund)
The Fund may invest in financial futures, a type of derivative, to obtain market exposure consistent with the Fund's investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund's objective.	No corresponding strategy.	The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund's use of financial futures is intended to assist replicating the investment performance of the Index.
No corresponding strategy.	No corresponding strategy.	When attempting to replicate a capitalization-weighted index such as the Morningstar® US Market IndexSM, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share prices of the securities owned. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

Comparison of Principal Risk Factors

While there are some similarities in the risk profiles of the Funds, there are also some differences of which you should be aware. Each Fund’s principal risks include equity securities risk, market risk, and passive investment risk. However, the Dividend Income & Growth Fund is also subject to accounting risk, company risk, concentration risk, derivatives risk, exchange-traded funds investing risk, financial services risk, forward and futures contract risk, investment style risk, large-capitalization investing risk, limited management, trading cost and rebalance risk, managed portfolio risk, model risk, regulatory investment limits risk, sector risk, securities lending risk, and stock risk, which are not principal risks of investing in the Vanguard U.S. Stock Market Index Fund. In addition, the principal risks of investing in the Vanguard U.S. Stock Market Index Fund include foreign regulatory risk, index investing risk, investment in other investment companies risk, mid-capitalization and small-capitalization investing risk, and underlying funds risk, which are not principal risks of investing in the Dividend Income & Growth Fund. For a detailed comparison of each Fund’s risks, see both the table below and Appendix B. If approved by shareholders of the Acquiring Fund, as a result of the Acquiring Fund’s change from a fund that invests in other funds to a fund that invests in securities designed to track an index, the Acquiring Fund’s principal risks, effective April 26, 2021, will change to include derivatives risk, equity securities risk, exchange-traded funds investing risk, index investing risk, large-capitalization investing risk, market risk, mid-capitalization and small-capitalization investing risk, passive investment risk, and tracking error risk.

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An investment in a Fund is not guaranteed. As with any mutual fund, the value of a Fund’s shares will change, and an investor could lose money by investing in a Fund. The Acquiring Fund will incur the risks associated with each Underlying Fund in which it is invested. The following table compares the principal risks of an investment in each Fund. For additional information about each principal risk and other applicable risks, see Appendix B.

	Acquired Fund	Acquiring Fund	Acquiring Fund (per strategy change, effective April 26, 2021)
Risks	Dividend Income & Growth Fund	Vanguard U.S. Stock Market Index Fund	Mellon U.S. Stock Market Index Fund (formerly, Vanguard U.S. Stock Market Index Fund)
Accounting risk	X
Company risk	X
Concentration risk	X
Derivatives risk	X		X
Equity securities risk	X	X	X
Exchange-traded funds investing risk	X		X
Financial services risk	X
Foreign regulatory risk		X
Forward and futures contract risk	X
Index investing risk		X	X
Investment in other investment companies risk		X
Investment style risk	X
Large-capitalization investing risk	X		X
Limited management, trading cost and rebalance risk	X
Managed portfolio risk	X
Market risk	X	X	X
Mid-capitalization and small-capitalization investing risk		X	X
Model risk	X
Passive investment risk	X	X	X

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	Acquired Fund	Acquiring Fund	Acquiring Fund (per strategy change, effective April 26, 2021)
Risks	Dividend Income & Growth Fund	Vanguard U.S. Stock Market Index Fund	Mellon U.S. Stock Market Index Fund (formerly, Vanguard U.S. Stock Market Index Fund)
Regulatory investment limits risk	X
Sector risk	X
Securities lending risk	X
Stock risk	X
Tracking error risk			X
Underlying funds risk		X

Comparison of Fundamental Policies

Each Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. The following table compares the fundamental policies of the Dividend Income & Growth Fund with those of the Vanguard U.S. Stock Market Index Fund and the Mellon U.S. Stock Market Index Fund.

Acquired Fund	Acquiring Fund	Acquiring Fund (per strategy change, effective April 26, 2021)
Dividend Income & Growth Fund	Vanguard U.S. Stock Market Index Fund	Mellon U.S. Stock Market Index Fund (formerly, Vanguard U.S. Stock Market Index Fund)
(1) The Fund is a “diversified company,” as such term is defined under the 1940 Act.	Same.	Same.
(2) The Fund may not invest more than 25% of the value of its assets in any particular industry (other than U.S. Government securities and/or foreign sovereign debt securities).	Same.	Same.
(3) The Fund may not invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.	Same.	Same.

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Acquired Fund	Acquiring Fund	Acquiring Fund (per strategy change, effective April 26, 2021)
Dividend Income & Growth Fund	Vanguard U.S. Stock Market Index Fund	Mellon U.S. Stock Market Index Fund (formerly, Vanguard U.S. Stock Market Index Fund)

(4) The Fund may not purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).	Same.	Same.
(5) The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund’s total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).	Same.	Same.
(6) The Fund may not act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund.	Same.	Same.
(7) The Fund may not invest more than 15% of its net assets in illiquid securities.	Same.	Same.
(8) The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.	Same.	Same.

Comparative Performance Information

The performance information shown below provides some indication of the risks of investing in each Fund by showing changes in each Fund’s performance from year to year and by showing how each Fund’s average annual returns compared with those of broad-based securities market indices which has investment characteristics similar to those of such Fund. Performance prior to July 1, 2019 reflects the Acquired Fund's results when managed by the former sub-adviser, Standard & Poor's Investment Advisory Services LLC. For the Acquiring Fund, performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown and, if such arrangements had not been in place, performance for those periods would have been lower. Each Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

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The returns shown in the bar charts and tables below do not include charges imposed under the Contracts.  If these amounts were reflected, returns would be less than those shown.

Consistent with the Acquired Fund's principal investment strategies, the Acquired Fund uses the S&P 500 Value Index as the Fund's secondary benchmark.

If the shareholders of the Acquiring Fund approve the Strategy Change, then effective April 26, 2021, for consistency with the Fund's principal investment strategies, the Acquiring Fund will replace the CRSP U.S. Total Market Index with the Morningstar® US Market IndexSM TR as its primary benchmark.

Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor.

Dividend Income & Growth Fund – Calendar Year Total Returns

(Acquired Fund)

Class A

Best Quarter (ended 6/30/2020): 15.58%; Worst Quarter (ended 3/31/2020): -30.69%

Class I

Best Quarter (ended 6/30/2020): 15.58%; Worst Quarter (ended 3/31/2020): -30.63%

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Vanguard U.S. Stock Market Index Fund – Calendar Year Total Returns

(Acquiring Fund)

Class A

Best Quarter (ended 6/30/2020): 22.01%; Worst Quarter (ended 3/31/2020): -21.10%

Class I

Best Quarter (ended 6/30/2020): 22.11%; Worst Quarter (ended 3/31/2020): -21.01%

Acquired Fund – Average Annual Total Returns as of December 31, 2020
	1 year	5 year	10 year
Dividend Income & Growth Fund (Class A)	-3.53%	8.98%	11.30%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
S&P 500 Value Index (reflects no deduction for fees, expenses, or taxes)	1.36%	10.52%	10.74%

Acquired Fund – Average Annual Total Returns as of December 31, 2020
	1 year	5 year	10 year
Dividend Income & Growth Fund (Class I)	-3.28%	9.25%	11.56%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
S&P 500 Value Index (reflects no deduction for fees, expenses, or taxes)	1.36%	10.52%	10.74%

Acquiring Fund – Average Annual Total Returns as of December 31, 2020
	1 year	Life of Fund (September 25, 2017)
Vanguard U.S. Stock Market Index Fund (Class A)	20.18%	14.98%
Morningstar US Market Index TR (reflects no deduction for fees, expenses, or taxes)	20.90%	15.84%
CRSP U.S. Total Market Index (reflects no deduction for fees, expenses, or taxes)	20.99%	15.70%

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Acquiring Fund – Average Annual Total Returns as of December 31, 2020
	1 year	Life of Class (September 25, 2017)
Vanguard U.S. Stock Market Index Fund (Class I)	20.63%	15.38%
Morningstar US Market Index TR (reflects no deduction for fees, expenses, or taxes)	20.90%	15.84%
CRSP U.S. Total Market Index (reflects no deduction for fees, expenses, or taxes)	20.99%	15.70%

Capitalization

The following table shows the capitalization of each Fund as of June 30, 2020, and of the Vanguard U.S. Stock Market Index Fund on a pro forma combined basis as of June 30, 2020 after giving effect to the proposed Reorganization. The actual net assets of the Dividend Income & Growth Fund and the Vanguard U.S. Stock Market Index Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares. No assurance can be given as to how many shares of the Vanguard U.S. Stock Market Index Fund will be received by shareholders of the Dividend Income & Growth Fund on the Closing Date, and the following table should not be relied upon to reflect the number of shares of the Vanguard U.S. Stock Market Index Fund that will actually be received.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Dividend Income & Growth Fund (Acquired Fund) – Class A	$2,743,758,478	12.24	224,230,337
Vanguard U.S. Stock Market Index Fund (Acquiring Fund) – Class A	$608,222,890	12.64	48,129,150
Adjustments	$(328,148) (a)	0	(7,186,798) (b)
Pro forma Vanguard U.S. Stock Market Index Fund (assuming the Reorganization in Proposal 2 is approved) (c)	$3,351,653,220	12.64	265,172,689
Dividend Income & Growth Fund (Acquired Fund) – Class I	$1,251,687,138	12.46	100,454,816
Vanguard U.S. Stock Market Index Fund (Acquiring Fund) – Class I	$15,743,406	12.76	1,234,009
Adjustments	$(149,699) (a)	0	(2,371,945) (b)
Pro forma Vanguard U.S. Stock Market Index Fund (assuming the Reorganization in Proposal 2 is approved) (c)	$1,267,280,845	12.76	99,316,880

(a)	The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this Reorganization as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm, will be borne by JNAM whether or not the Reorganization is consummated. No sales or other charges will be imposed on Contract Owners in connection with the Reorganization. It is currently anticipated that approximately 10.17% of the Acquired Fund’s holdings will be transferred to the Acquiring Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 89.83% of the Acquired Fund’s holdings will be aligned or sold. The Acquired Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $477,847 (0.01% of net assets).
(b)	The adjustment to the pro forma shares outstanding number represents a decrease in shares outstanding of the Acquiring Fund to reflect the exchange of shares of the Acquired Fund.
(c)	Assumes that only the Reorganization described in this Proposal 3 is approved. See Appendix D for the capitalization of the Mellon U.S. Stock Market Index Fund on a pro forma combined basis assuming that some or all of the Reorganizations described in Proposal 3, Proposal 1, Proposal 2, and Proposal 4 are approved.

The Reorganization provides for the acquisition of all the assets and all the liabilities of the Dividend Income & Growth Fund by the Vanguard U.S. Stock Market Index Fund. If the Reorganization had taken place on June 30, 2020, shareholders of the Dividend Income & Growth Fund would have received 217,043,539 and 98,082,871 Class A and Class I shares, respectively, of the Vanguard U.S. Stock Market Index Fund.

After careful consideration, the Board unanimously approved the Plan of Reorganization with respect to the Dividend Income & Growth Fund. Accordingly, the Board has submitted the Plan of Reorganization for approval by the Dividend Income & Growth Fund’s shareholders. The Board recommends that you vote “FOR” this Proposal.

*                *                *                *                *

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PROPOSAL 4:	APPROVAL OF THE PLAN OF REORGANIZATION WITH RESPECT TO THE REORGANIZATION OF THE TOTAL YIELD FUND INTO THE Vanguard U.S. Stock Market Index Fund.

Proposal 4 requests the approval of Total Yield Fund shareholders of the Plan of Reorganization pursuant to which the Total Yield Fund will be reorganized into the Vanguard U.S. Stock Market Index Fund. As described herein, if the Strategy Change to be voted upon by shareholders of the Vanguard U.S. Stock Market Index Fund is approved, effective April 26, 2021, the Vanguard U.S. Stock Market Index Fund will undergo an investment objective and strategy change and will be renamed the Mellon U.S. Stock Market Index Fund and will be managed in accordance with the investment objective, policies and strategies of the Mellon U.S. Stock Market Index Fund.

In considering whether you should approve this Proposal, you should note that:

•	Investment Objectives. The Funds have substantially similar investment objectives. The Total Yield Fund seeks capital appreciation, while the Vanguard U.S. Stock Market Index Fund seeks long-term capital appreciation.

As described herein, if the Strategy Change is approved by shareholders of the Vanguard U.S. Stock Market Index Fund, effective April 26, 2021, the Vanguard U.S. Stock Market Index Fund will undergo an investment objective and strategy change and will be renamed the Mellon U.S. Stock Market Index Fund and will be managed in accordance with the investment objective, policies and strategies of the Mellon U.S. Stock Market Index Fund. For a detailed comparison of each Fund’s investment policies and strategies, see “Comparison of Investment Objectives and Principal Investment Strategies” below and Appendix B.

•	Principal Investment Strategies. Although the Funds have substantially similar investment objectives, they employ different investment strategies in seeking to achieve those objectives. The Total Yield Fund seeks to achieve its objective by investing in the stock of anywhere from 30 to 90 distinct companies (generally ranging from 40 to 65 distinct companies) included in the S&P 500® Index that generate positive cash flow and have a strong track record, as determined by its sub-advisers of returning cash to investors, such as through dividends, share repurchases or debt retirement.. The Total Yield Fund is comprised of three distinct sub-portfolios, each of which selects 30 company names and rebalances on a separate date. The Total Yield Fund’s sub-portfolios separately are selected and rebalanced on or about the first business day of March, September or December of each year. The Total Yield Fund’s sub-advisers generally use a buy and hold strategy, executing trades only on or around each stock selection date, when cash flow activity occurs in the Fund and for dividend reinvestment purposes. The Total Yield Fund may invest in a combination of exchange-traded funds ("ETFs") to assist with fund rebalances and to meet redemption or purchase requests and also may invest in financial futures, a type of derivative, to obtain market exposure consistent with the Fund's objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund's objective. The Vanguard U.S. Stock Market Index Fund is a fund-of-funds that invests in Institutional Class shares of a diversified group of Underlying Funds. The Vanguard U.S. Stock Market Index Fund’s Underlying Funds employ an indexing investment approach designed to passively track the performance of an index. Five of the Underlying Funds in which the Vanguard U.S. Stock Market Index Fund may invest (the Vanguard Value Index Fund, Vanguard Growth Index Fund, Vanguard Large-Cap Index Fund, Vanguard Small-Cap Index Fund, and Vanguard Mid-Cap Index Fund) attempt to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index, while one of the Underlying Funds (the Vanguard Total Stock Market Index Fund) invests by sampling the relevant index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full index in terms of key characteristics. For a detailed comparison of each Fund’s investment policies and strategies, see “Comparison of Investment Objectives and Principal Investment Strategies” below and Appendix B.

As described herein, if the Strategy Change is approved by shareholders of the Vanguard U.S. Stock Market Index Fund, effective April 26, 2021, the Vanguard U.S. Stock Market Index Fund will undergo an investment objective and strategy change and will be renamed the Mellon U.S. Stock Market Index Fund and will be managed in accordance with the investment objective, policies and strategies of the Mellon U.S. Stock Market Index Fund. For a detailed comparison of each Fund’s investment policies and strategies, see “Comparison of Investment Objectives and Principal Investment Strategies” below and Appendix B.

•	Fundamental Policies. The Funds have the same fundamental policies. For a detailed comparison of each Fund’s fundamental investment policies, see “Comparison of Fundamental Policies” below.

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•	Principal Risks. While there are some similarities in the risk profiles of the Funds, there are also some differences of which you should be aware. Each Fund’s principal risks include equity securities risk, market risk, and passive investment risk, and portfolio turnover risk. However, the Total Yield Fund is also subject to accounting risk, company risk, concentration risk, derivatives risk, exchange-traded funds investing risk, financial services risk, forward and futures contract risk, investment style risk, large-capitalization investing risk, limited management, trading cost and rebalance risk, managed portfolio risk, model risk, portfolio turnover risk, regulatory investment limits risk, sector risk, securities lending risk, and stock risk, which are not principal risks of investing in the Vanguard U.S. Stock Market Index Fund. In addition, the principal risks of investing in the Vanguard U.S. Stock Market Index Fund include foreign regulatory risk, index investing risk, investment in other investment companies risk, mid-capitalization and small-capitalization investing risk, and underlying funds risk, which are not principal risks of investing in the Total Yield Fund. As described herein, if approved by shareholders of the Vanguard U.S. Stock Market Index Fund, effective April 26, 2021, the Vanguard U.S. Stock Market Index Fund’s principal risks will change to include derivatives risk, equity securities risk, exchange-traded funds investing risk, index investing risk, large-capitalization investing risk, market risk, mid-capitalization and small-capitalization investing risk, passive investment risk, and tracking error risk. For a detailed comparison of each Fund’s risks, see both “Comparison of Principal Risk Factors” below and Appendix B.

•	Investment Adviser and Other Service Providers. Jackson National Asset Management, LLC (“JNAM” or the “Adviser”) serves as the investment adviser and administrator for each Fund and would continue to manage and administer the Total Yield Fund after the Reorganization. JNAM has received an exemptive order from the SEC that generally permits JNAM, with approval from the Board, to appoint, dismiss, and replace each Fund’s unaffiliated sub-adviser(s) and to amend the advisory agreements between JNAM and the unaffiliated sub-advisers, without obtaining shareholder approval. However, any amendment to an advisory agreement between JNAM and the Trust that would result in an increase in the management fee rate specified in that agreement (i.e., the aggregate management fee) charged to a Fund will be submitted to shareholders for approval. JNAM has appointed Goldman Sachs Asset Management, L.P. (“GSAM”) and Mellon Investments Corporation (“Mellon”) as the sub-advisers, to manage the assets of the Total Yield Fund. The Vanguard U.S. Stock Market Index Fund does not have a sub-adviser.

As described herein, if the Strategy Change is approved by shareholders of the Vanguard U.S. Stock Market Index Fund, effective April 26, 2021, the Vanguard U.S. Stock Market Index Fund will be renamed the Mellon U.S. Stock Market Index Fund and will change from a fund that invests in other funds to a fund that invests in securities designed to track an index. Mellon will be the sub-adviser of the Mellon U.S. Stock Market Index Fund, and the Mellon U.S. Stock Market Index Fund will be managed in accordance with the investment policies and strategies of the Mellon U.S. Stock Market Index Fund as described herein. For more information about the Mellon U.S. Stock Market Index Fund, see “Comparison of Investment Objectives and Principal Investment Strategies,” “Comparison of Principal Risk Factors,” and “Comparison of Fundamental Policies” below.

For a detailed description of JNAM, GSAM and Mellon, please see “Additional Information about the Funds - The Adviser” and “Additional Information about the Funds - The Sub-Advisers” below.

•	Asset Base. The Total Yield Fund and Vanguard U.S. Stock Market Index Fund had net assets of approximately $1.56 billion and $623.97 million, respectively, as of June 30, 2020. Thus, if the Reorganization had been in effect on that date, the Total Yield Fund combined with the Vanguard U.S. Stock Market Index Fund (the “Proposal 4 Combined Fund”) would have had net assets of approximately $2.18 billion (net of estimated transaction expenses).

In addition, as discussed in connection with Proposal 1, Proposal 2, and Proposal 3, respectively, the Competitive Advantage Fund had net assets of approximately $2.14 billion as of June 30, 2020, the Intrinsic Value Fund had net assets of approximately $1.80 billion as of June 30, 2020, and the Dividend Income & Growth Fund had net assets of approximately $4.00 billion as of June 30, 2020. Thus, if the Reorganizations of the Competitive Advantage Fund, Intrinsic Value Fund, Dividend Income & Growth Fund, and Total Yield Fund into the Vanguard U.S. Stock Market Index Fund had been in effect on that date (together, the “Combined Fund”), the Combined Fund would have had net assets of approximately $10.12 billion (net of estimated transaction expenses).

•	Description of the Securites to be Issued. Class A Shareholders of the Total Yield Fund will receive Class A shares of the Vanguard U.S. Stock Market Index Fund, and Class I Shareholders of the Total Yield Fund will receive Class I shares of the Vanguard U.S. Stock Market Index Fund pursuant to the Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization. Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganizations,” and “Additional Information about the Funds” below for more information.

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•	Operating Expenses. Following the Reorganization, the total annual fund operating expense ratio and management fee for the Vanguard U.S. Stock Market Index Fund, which will be sub-advised by Mellon and renamed the Mellon U.S. Stock Market Index Fund, are expected to be lower than those of the Total Yield Fund currently. For a more detailed comparison of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Funds” below.

The maximum management fee for the Total Yield Fund is equal to an annual rate of 0.30% of its average daily net assets, while the maximum management fee for the Vanguard U.S. Stock Market Index Fund is equal to an annual rate of 0.20% of its average daily net assets. As of December 31, 2019, the actual management fees of the Total Yield Fund and the Vanguard U.S. Stock Market Index Fund were 0.26% and 0.20% respectively. In addition , the maximum administrative fee for each of the Total Yield Fund and the Vanguard U.S. Stock Market Index Fund is equal to an annual rate of 0.10% of its average daily net assets. As of December 31, 2019,  the Total Yield Fund and the Vanguard U.S. Stock Market Index Fund each paid an administrative fee to JNAM at the rate of 0.10% of its average daily net assets.

As a result of the Vanguard U.S. Stock Market Index Fund’s repositioning as the Mellon U.S. Stock Market Index Fund, the Acquiring Fund’s management fee will be 0.16% and the Acquiring Fund’s administrative fee will be 0.15%, both effective April 26, 2021. For a more detailed description of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Funds” below.

•	Costs of Reorganization. Following the Reorganization, the Proposal 4 Combined Fund will be managed in accordance with the investment objective, policies and strategies of the Vanguard U.S. Stock Market Index Fund. It is currently anticipated that approximately 3.54% of the Total Yield Fund’s holdings will be transferred to the Vanguard U.S. Stock Market Index Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 96.46% of the Total Yield Fund’s holdings will be aligned or sold. As described herein, if the Strategy Change is approved by shareholders of the Vanguard. U.S. Stock Market Index Fund, effective April 26, 2021, the Vanguard U.S. Stock Market Index Fund will be renamed the Mellon U.S. Stock Market Index Fund and will change from a fund that invests in other funds to a fund that invests in securities designed to track an index and will be managed in accordance with the investment policies and strategies of the Mellon U.S. Stock Market Index Fund.

The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Internal Revenue Code of 1986, as amended (the “Code”) of the tax treatment of this transaction, and the costs associated with the preparation of the tax opinion, and obtaining a consent of independent registered public accounting firm will be borne by JNAM whether or not the Reorganization is consummated. No sales or other charges will be imposed on Contract Owners in connection with the Reorganization.

The Total Yield Fund will bear the transaction expenses associated with the Reorganization, which typically include, but are not limited to, trade commissions, related fees and taxes, and any foreign exchange spread costs, where applicable (the “Transaction Costs”). Such Transaction Costs are estimated to be $222,310 (0.01% of net assets). Please see “Additional Information about the Reorganizations” below for more information.

•	Federal Income Tax Consequences. The Reorganization is not expected to be a taxable event for federal income tax purposes for owners of variable contracts whose contract values are determined by investment in shares of the Total Yield Fund. Provided that the Contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Code or annuity contracts under Section 72 of the Code, the Reorganization will not be a taxable event for federal income tax purposes for Contract Owners regardless of the tax status of the Reorganization, and any dividend declared, allocations or distributions in connection with the Reorganization will not be taxable to Contract Owners. The Insurance Companies, as shareholders, and Contract Owners are urged to consult with their own tax advisers as to the specific consequences to them of the Reorganizations, including the applicability and effect of any possible state, local, non-U.S. and other tax consequences of the Reorganization. Please see “Additional Information about the Reorganizations – Federal Income Tax Consequences of the Reorganizations” below for more information.

Comparative Fee and Expense Tables

The following tables show the current fees and expenses of each Fund and the estimated pro forma fees and expenses of Class A and Class I shares of the Acquiring Fund after giving effect to the proposed Reorganization. The fee and expense information is presented as of December 31, 2019. The tables below do not reflect any fees and expenses related to the Contracts, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

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Please see Appendix D for the estimated pro forma fees and expenses of the Acquiring Fund assuming some or all the proposed Reorganizations described in Proposal 1, Proposal 2, Proposal 3, and Proposal 4 are approved.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund: Total Yield Fund		Acquiring Fund: Vanguard U.S. Stock Market Index Fund		Pro Forma Vanguard U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganization in Proposal 4 is approved)[5]		Pro Forma Mellon U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganization in Proposal 4 is approved and the strategy change is approved)[6]
	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I
Management Fee	0.26%	0.26%	0.20%	0.20%	0.19%	0.19%	0.16%	0.16%
Distribution and/or Service (12b-1) Fees	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%
Other Expenses[1]	0.11%	0.11%	0.10%	0.10%	0.10%	0.10%	0.16%	0.16%
Acquired Fund Fees and Expenses[2]	0.00%	0.00%	0.04%	0.04%	0.04%	0.04%	0.00%	0.00%
Total Annual Fund Operating Expenses[3]	0.67%	0.37%	0.64%	0.34%	0.63%	0.33%	0.62%	0.32%
Less Waiver/Reimbursement[4]	0.00%	0.00%	0.04%	0.04%	0.04%	0.04%	0.00%	0.00%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.67%	0.37%	0.60%	0.30%	0.59%	0.29%	0.62%	0.32%
[1]	"Other Expenses" include an Administrative Fee of 0.10% for the Total Yield Fund and the Vanguard U.S. Stock Market Index Fund, which is payable to JNAM. “Other Expenses” include an Administrative Fee of 0.15% for the Mellon U.S. Stock Market Index Fund, which is payable to JNAM.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the Combined Proxy Statement/Prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information for the Vanguard U.S. Stock Market Index Fund has been restated to reflect current fees.
[4]	JNAM has contractually agreed to waive 0.04% of the management fees of the Vanguard U.S. Stock Market Index Fund. The fee waiver will continue for at least one year from the date of the current prospectus, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.
[5]	Assumes that only the Reorganization described in this Proposal 4 is approved. See Appendix D for the pro forma fees and expenses of the Acquiring Fund Shares assuming that some or all of the Reorganizations described in Proposal 4, Proposal 1, Proposal 2, and Proposal 3 are approved.
[6]	Expense information assumes that the Reorganization is approved and that the proposal as described herein to be voted upon by shareholders of the Vanguard U.S. Stock Market Index Fund under a separate proxy statement are approved, effective April 26, 2021.

Expense Examples

This example is intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds. This example also illustrates the costs of investing in the Acquiring Fund if the Reorganization is approved and the proposal to be voted upon by shareholders of the Acquiring Fund is approved. This example does not reflect fees and expenses related to the Contracts, and the total expenses would be higher if they were included. The example assumes that:

  You invest $10,000 in a Fund for the time periods indicated;
  Your investment has a 5% annual return;
  The Fund’s operating expenses remain the same as they were as of December 31, 2019;
  You redeem your investment at the end of each time period; and
  The contractual expense limitation agreement for the Vanguard U.S. Stock Market Index Fund is discontinued after one year .

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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	1 Year	3 Years	5 Years	10 Years
Total Yield Fund (Acquired Fund)
Class A	$68	$214	$373	$835
Class I	$38	$119	$208	$468
Vanguard U.S. Stock Market Index Fund (Acquiring Fund)
Class A	$61	$201	$353	$795
Class I	$31	$105	$187	$427
Pro Forma Vanguard U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganization is approved)*
Class A	$60	$198	$347	$783
Class I	$30	$102	$181	$414
Pro Forma Mellon U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganization is approved and the strategy change is approved)*
Class A	$63	$199	$346	$774
Class I	$33	$103	$180	$406

* Assumes that only the Reorganization described in this Proposal 4 is approved. See Appendix D for the pro forma fees and expenses of the Acquiring Fund Shares assuming that one, some, or all of the Reorganizations described in Proposal 4, Proposal 1, Proposal 2, and Proposal 3 are approved.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect a Fund’s performance. For the six-month period ended June 30, 2020, the portfolio turnover rates for the Total Yield Fund and the Vanguard U.S. Stock Market Index Fund were 20% and 8%, respectively, of the average value of each portfolio. For the fiscal year ended December 31, 2019, the portfolio turnover rate for the Total Yield Fund and the Vanguard U.S. Stock Market Index Fund were 83% and 20%, respectively, of the average value of each portfolio. The portfolio turnover rate for the period of January 1, 2019 to June 30, 2019 for the Total Yield Fund is for the Fund when it was sub-advised by its prior sub-adviser, Standard & Poor's Investment Advisory Services LLC. For the six-month period of July 1, 2019 to December 31, 2019, when the Total Yield Fund was sub-advised by its current sub-adviser, GSAM, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

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Comparison of Investment Adviser and Sub-Advisers

The following table compares the investment adviser and sub-advisers of the Total Yield Fund with that of the Vanguard U.S. Stock Market Index Fund.

Acquired Fund	Acquiring Fund	Acquiring Fund (per strategy change, effective April 26, 2021)
Total Yield Fund	Vanguard U.S. Stock Market Index Fund	Mellon U.S. Stock Market Index Fund (formerly ,Vanguard U.S. Stock Market Index Fund)
Investment Adviser Jackson National Asset Management, LLC Investment Sub-Advisers Goldman Sachs Asset Management, L.P. Mellon Investments Corporation	Investment Adviser Jackson National Asset Management, LLC	Investment Adviser Jackson National Asset Management, LLC Investment Sub-Adviser Mellon Investments Corporation

Comparison of Investment Objectives and Principal Investment Strategies

The following table compares the investment objectives and principal investment strategies of the Total Yield Fund with those of the Vanguard U.S. Stock Market Index Fund. The Funds have substantially similar investment objectives. Although the Funds have substantially similar investment objectives, they employ different investment strategies in seeking to achieve those objectives. The Total Yield Fund seeks to achieve its objective by investing in the stock of anywhere from 30 to 90 distinct companies (generally ranging from 40 to 65 distinct companies) included in the S&P 500® Index that generate positive cash flow and have a strong track record, as determined by its sub-advisers of returning cash to investors, such as through dividends, share repurchases or debt retirement.. The Total Yield Fund is comprised of three distinct sub-portfolios, each of which selects 30 company names and rebalances on a separate date. The Total Yield Fund’s sub-portfolios separately are selected and rebalanced on or about the first business day of March, September or December of each year. The Total Yield Fund’s sub-advisers generally use a buy and hold strategy, executing trades only on or around each stock selection date, when cash flow activity occurs in the Fund and for dividend reinvestment purposes. The Total Yield Fund may invest in a combination of ETFs to assist with fund rebalances and to meet redemption or purchase requests and also may invest in financial futures, a type of derivative, to obtain market exposure consistent with the Fund's objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund's objective. The Vanguard U.S. Stock Market Index Fund is a fund-of-funds that invests in Institutional Class shares of a diversified group of Underlying Funds. The Vanguard U.S. Stock Market Index Fund’s Underlying Funds employ an indexing investment approach designed to passively track the performance of an index. Five of the Underlying Funds in which the Vanguard U.S. Stock Market Index Fund may invest (the Vanguard Value Index Fund, Vanguard Growth Index Fund, Vanguard Large-Cap Index Fund, Vanguard Small-Cap Index Fund, and Vanguard Mid-Cap Index Fund) attempt to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index, while one of the Underlying Funds (the Vanguard Total Stock Market Index Fund) invests by sampling the relevant index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full index in terms of key characteristics.

The Board may change the investment objective of a Fund without a vote of the Fund’s shareholders.

As described herein, if the Strategy Change is approved by shareholders of the Vanguard U.S. Stock Market Index Fund, effective April 26, 2021, the Vanguard U.S. Stock Market Index Fund will be renamed the Mellon U.S. Stock Market Index Fund and will change from a fund that invests in other funds to a fund that invests in securities designed to track an index. The Mellon U.S. Stock Market Index Fund will be managed in accordance with the investment policies and strategies of the Mellon U.S. Stock Market Index Fund as described herein. After the Reorganization, the Mellon U.S. Stock Market Index Fund’s investment objective will be different from the Vanguard U.S. Stock Market Index Fund’s investment objective. After the Reorganization, the Mellon U.S. Stock Market Index Fund’s investment strategy will be different from the Vanguard U.S. Stock Market Index Fund’s investment strategy. The Mellon U.S. Stock Market Index Fund will seek to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the Morningstar® US Market IndexSM (“Index”). The Index is comprised of stocks of small, medium, and large capitalization. The Index measures the performance of U.S. securities and targets 97% market capitalization coverage of the investable universe. It is a diversified broad market index. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index.

If some, any, or all of the Reorganizations are not approved by shareholders, the Funds will continue to operate as they currently do, and the Board will consider what actions are appropriate and in the best interests of Contract Owners that have assets invested in the Acquired Funds. For more detailed information about each Fund’s investment strategies and risks, see below and Appendix B.

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Acquired Fund	Acquiring Fund	Acquiring Fund (per strategy change, effective April 26, 2021)
Total Yield Fund	Vanguard U.S. Stock Market Index Fund	Mellon U.S. Stock Market Index Fund (formerly, Vanguard U.S. Stock Market Index Fund)
Investment Objective The investment objective of the Fund is capital appreciation.	Investment Objective The investment objective of the Fund is to seek long-term capital appreciation.

Investment Objective

The investment objective of the Fund is to track the performance of the Morningstar® US Market IndexSM. The Fund is constructed to mirror the Morningstar® US Market IndexSM to provide long-term capital appreciation.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing in the stock of anywhere from 30 to 90 distinct companies (generally ranging from 40 to 65 distinct companies) included in the S&P 500® Index that generate positive cash flow and have a strong track record, as determined by Goldman Sachs Asset Management, L.P. (“GSAM”) of returning cash to investors, such as through dividends, share repurchases or debt retirement.

GSAM excludes companies in the Banks and Utilities subsectors. GSAM incorporates positive profits measures and S&P Quality Rankings in its selection process. GSAM will choose only one share class of a company to be represented in the Fund if the stock selection model selects multiple share classes of the same company.

The Fund is comprised of three distinct sub-portfolios, each of which selects 30 company names and rebalances on a separate date. The 30 names included in a sub-portfolio could overlap with some or all of the names in any of the other sub-portfolios. The sub-portfolios separately are selected and rebalance on or about the first business day of March, September or December of each year. Additionally, on or about the first business day of December of each year, the Fund rebalances the size of the three separate sub-portfolios to ensure equal weighting of the sub-portfolios. GSAM and Mellon Investments Corporation (collectively, “Sub-Advisers”) generally use a buy and hold strategy, executing trades only on or around each stock selection date, when cash flow activity occurs in the Fund and for dividend reinvestment purposes.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing in Institutional Class shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the Vanguard U.S. Stock Index Large-Capitalization Funds, Vanguard U.S. Stock Index Small-Capitalization Funds, and Vanguard U.S. Stock Index Mid-Capitalization Funds (“Vanguard Funds”). Not all Funds of the Vanguard Funds are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund will allocate its assets to the following Underlying Funds:

•       Vanguard Value Index Fund Institutional Shares;

•       Vanguard Growth Index Fund Institutional Shares;

•       Vanguard Large-Cap Index Fund Institutional Shares;

•       Vanguard Total Stock Market Index Fund Institutional Shares;

•       Vanguard Small-Cap Index Fund Institutional Shares; and

•       Vanguard Mid-Cap Index Fund Institutional Shares.

Principal Investment Strategies

The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the Morningstar® US Market IndexSM (“Index”). The Index is comprised of stocks of small, medium, and large capitalization. The Index measures the performance of U.S. securities and targets 97% market capitalization coverage of the investable universe. It is a diversified broad market index. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index. As of December 31, 2019, the full market capitalization range of the Morningstar® US Market IndexSM is $661 million to $1.30 trillion. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long term. The Fund is managed to reflect the composition of the Index and will rebalance as needed to reflect changes in the composition of the Index.

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Acquired Fund	Acquiring Fund	Acquiring Fund (per strategy change, effective April 26, 2021)
Total Yield Fund	Vanguard U.S. Stock Market Index Fund	Mellon U.S. Stock Market Index Fund (formerly, Vanguard U.S. Stock Market Index Fund)

S&P Quality Rankings

Growth and stability of earnings and dividends are deemed key elements in establishing earnings and dividend rankings for common stocks.  This process also takes into consideration certain adjustments and modifications deemed desirable in establishing such rankings. The final score for each stock is measured against a scoring matrix determined by an internal analysis of the scores of a large and representative sample of stocks.  The range of scores in the array of this sample has been aligned with the following ladder of rankings:

A+       Highest

A         High

A-        Above Average

B+       Average

B          Below Average

B-         Lower

C          Lowest

D         In Reorganization

NR      Not Ranked

Allocations to the Underlying Funds may vary in a volatile market environment where investment outcomes are expected to remain beyond normal range and when there are significant subscriptions or redemptions.

Within these allocations, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

Each Underlying Fund employs an indexing investment approach designed to passively track the performance of an index. Each of the Vanguard Value Index Fund, Vanguard Growth Index Fund, Vanguard Large-Cap Index Fund, Vanguard Small-Cap Index Fund, and Vanguard Mid-Cap Index Fund attempt to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index. The Vanguard Total Stock Market Index Fund invests by sampling the relevant index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full index in terms of key characteristics. These key characteristics include industry weightings and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

Mellon Investments Corporation, the Fund’s sub-adviser (“Sub-Adviser”), uses a “passive” or “indexing” approach to try to achieve the Fund’s investment objective. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.

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Acquired Fund	Acquiring Fund	Acquiring Fund (per strategy change, effective April 26, 2021)
Total Yield Fund	Vanguard U.S. Stock Market Index Fund	Mellon U.S. Stock Market Index Fund (formerly, Vanguard U.S. Stock Market Index Fund)
Certain provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and other U.S. “Federal Securities Laws” may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. The 1940 Act and other Federal Securities Laws may also limit or prohibit the Funds from making certain investments.	No corresponding strategy.	No corresponding strategy.
The Fund may lend its securities to increase its income.	No corresponding strategy.	No corresponding strategy.
The Fund may invest in a combination of exchange-traded funds ("ETFs") to assist with fund rebalances and to meet redemption or purchase requests.	No corresponding strategy.	The Fund may invest in exchange-traded funds (“ETFs”) to assist with Fund rebalances and to meet redemption or purchase requests. The Fund’s holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.
The Fund may invest in financial futures, a type of derivative, to obtain market exposure consistent with the Fund's objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund's objective.	No corresponding strategy.	The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund's use of financial futures is intended to assist replicating the investment performance of the Index.
No corresponding strategy.	No corresponding strategy.	When attempting to replicate a capitalization-weighted index such as the Morningstar® US Market IndexSM, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share prices of the securities owned. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

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Comparison of Principal Risk Factors

While there are some similarities in the risk profiles of the Funds, there are also some differences of which you should be aware. Each Fund’s principal risks include equity securities risk, market risk, and passive investment risk, and portfolio turnover risk. However, the Total Yield Fund is also subject to accounting risk, company risk, concentration risk, derivatives risk, exchange-traded funds investing risk, financial services risk, forward and futures contract risk, investment style risk, large-capitalization investing risk, limited management, trading cost and rebalance risk, managed portfolio risk, model risk, portfolio turnover risk, regulatory investment limits risk, sector risk, securities lending risk, and stock risk, which are not principal risks of investing in the Vanguard U.S. Stock Market Index Fund. In addition, the principal risks of investing in the Vanguard U.S. Stock Market Index Fund include foreign regulatory risk, index investing risk, investment in other investment companies risk, mid-capitalization and small-capitalization investing risk, and underlying funds risk, which are not principal risks of investing in the Total Yield Fund. For a detailed comparison of each Fund’s risks, see both the table below and Appendix B. If approved by shareholders of the Acquiring Fund, as a result of the Acquiring Fund’s change from a fund that invests in other funds to a fund that invests in securities designed to track an index, the Acquiring Fund’s principal risks, effective April 26, 2021, will change to include derivatives risk, equity securities risk, exchange-traded funds investing risk, index investing risk, large-capitalization investing risk, market risk, mid-capitalization and small-capitalization investing risk, passive investment risk, and tracking error risk.

An investment in a Fund is not guaranteed. As with any mutual fund, the value of a Fund’s shares will change, and an investor could lose money by investing in a Fund. The Acquiring Fund will incur the risks associated with each Underlying Fund in which it is invested. The following table compares the principal risks of an investment in each Fund. For additional information about each principal risk and other applicable risks, see Appendix B.

	Acquired Fund	Acquiring Fund	Acquiring Fund (per strategy change, effective April 26, 2021)
Risks	Total Yield Fund	Vanguard U.S. Stock Market Index Fund	Mellon U.S. Stock Market Index Fund (formerly, Vanguard U.S. Stock Market Index Fund)
Accounting risk	X
Company risk	X
Concentration risk	X
Derivatives risk	X		X
Equity securities risk	X	X	X
Exchange-traded funds investing risk	X		X

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	Acquired Fund	Acquiring Fund	Acquiring Fund (per strategy change, effective April 26, 2021)
Risks	Total Yield Fund	Vanguard U.S. Stock Market Index Fund	Mellon U.S. Stock Market Index Fund (formerly, Vanguard U.S. Stock Market Index Fund)
Financial services risk	X
Foreign regulatory risk		X
Forward and futures contract risk	X
Index investing risk		X	X
Investment in other investment companies risk		X
Investment style risk	X
Large-capitalization investing risk	X		X
Limited management, trading cost and rebalance risk	X
Managed portfolio risk	X
Market risk	X	X	X
Mid-capitalization and small-capitalization investing risk		X	X
Model risk	X
Passive investment risk	X	X	X
Portfolio turnover risk	X
Regulatory investment limits risk	X
Sector risk	X
Securities lending risk	X
Stock risk	X
Tracking error risk			X
Underlying funds risk		X

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Comparison of Fundamental Policies

Each Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. The following table compares the fundamental policies of the Total Yield Fund with those of the Vanguard U.S. Stock Market Index Fund and the Mellon U.S. Stock Market Index Fund.

Acquired Fund	Acquiring Fund	Acquiring Fund (per strategy change, effective April 26, 2021)
Total Yield Fund	Vanguard U.S. Stock Market Index Fund	Mellon U.S. Stock Market Index Fund (formerly, Vanguard U.S. Stock Market Index Fund)
(1) The Fund is a “diversified company,” as such term is defined under the 1940 Act.	Same.	Same.
(2) The Fund may not invest more than 25% of the value of its assets in any particular industry (other than U.S. Government securities and/or foreign sovereign debt securities).	Same.	Same.
(3) The Fund may not invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.	Same.	Same.
(4) The Fund may not purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).	Same.	Same.
(5) The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund’s total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).	Same.	Same.
(6) The Fund may not act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund.	Same.	Same.

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Acquired Fund	Acquiring Fund	Acquiring Fund (per strategy change, effective April 26, 2021)
Total Yield Fund	Vanguard U.S. Stock Market Index Fund	Mellon U.S. Stock Market Index Fund (formerly, Vanguard U.S. Stock Market Index Fund)

(7) The Fund may not invest more than 15% of its net assets in illiquid securities.	Same.	Same.
(8) The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.	Same.	Same.

Comparative Performance Information

The performance information shown below provides some indication of the risks of investing in each Fund by showing changes in each Fund’s performance from year to year and by showing how each Fund’s average annual returns compared with those of broad-based securities market indices which has investment characteristics similar to those of such Fund. Performance prior to July 1, 2019 reflects the Acquired Fund's results when managed by the former sub-adviser, Standard & Poor's Investment Advisory Services LLC. For the Acquiring Fund, performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown and, if such arrangements had not been in place, performance for those periods would have been lower. Each Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar charts and tables below do not include charges imposed under the Contracts.  If these amounts were reflected, returns would be less than those shown.

Consistent with the Acquired Fund's principal investment strategies, the Acquired Fund uses the S&P 500 Value Index as the Fund's secondary benchmark.

If the shareholders of the Acquiring Fund approve the Strategy Change, then effective April 26, 2021, for consistency with the Fund's principal investment strategies, the Acquiring Fund will replace the CRSP U.S. Total Market Index with the Morningstar® US Market IndexSM TR as its primary benchmark.

Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor.

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Total Yield Fund – Calendar Year Total Returns

(Acquired Fund)

Class A

Best Quarter (ended 12/31/2020): 22.27%; Worst Quarter (ended 3/31/2020): -30.42%

Class I

Best Quarter (ended 12/31/2020): 22.38%; Worst Quarter (ended 3/31/2020): -30.28%

Vanguard U.S. Stock Market Index Fund – Calendar Year Total Returns

(Acquiring Fund)

Class A

Best Quarter (ended 6/30/2020): 22.01%; Worst Quarter (ended 3/31/2020): -21.10%

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Class I

Best Quarter (ended 6/30/2020): 22.11%; Worst Quarter (ended 3/31/2020): -21.01%

Acquired Fund – Average Annual Total Returns as of December 31, 2020
	1 year	5 year	10 year
Total Yield Fund (Class A)	2.34%	6.78%	10.00%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
S&P 500 Value Index (reflects no deduction for fees, expenses, or taxes)	1.36%	10.52%	10.74%

Acquired Fund – Average Annual Total Returns as of December 31, 2020
	1 year	5 year	10 year
Total Yield Fund (Class I)	2.70%	7.06%	10.26%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
S&P 500 Value Index (reflects no deduction for fees, expenses, or taxes)	1.36%	10.52%	10.74%

Acquiring Fund – Average Annual Total Returns as of December 31, 2020
	1 year	Life of Fund (September 25, 2017)
Vanguard U.S. Stock Market Index Fund (Class A)	20.18%	14.98%
Morningstar US Market Index TR (reflects no deduction for fees, expenses, or taxes)	20.90%	15.84%
CRSP U.S. Total Market Index (reflects no deduction for fees, expenses, or taxes)	20.99%	15.70%

Acquiring Fund – Average Annual Total Returns as of December 31, 2020
	1 year	Life of Class (September 25, 2017)
Vanguard U.S. Stock Market Index Fund (Class I)	20.63%	15.38%
Morningstar US Market Index TR (reflects no deduction for fees, expenses, or taxes)	20.90%	15.84%
CRSP U.S. Total Market Index (reflects no deduction for fees, expenses, or taxes)	20.99%	15.70%

Capitalization

The following table shows the capitalization of each Fund as of June 30, 2020, and of the Vanguard U.S. Stock Market Index Fund on a pro forma combined basis as of June 30, 2020 after giving effect to the proposed Reorganization. The actual net assets of the Total Yield Fund and the Vanguard U.S. Stock Market Index Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares. No assurance can be given as to how many shares of the Vanguard U.S. Stock Market Index Fund will be received by shareholders of the Total Yield Fund on the Closing Date, and the following table should not be relied upon to reflect the number of shares of the Vanguard U.S. Stock Market Index Fund that will actually be received.

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	Net Assets	Net Asset Value Per Share	Shares Outstanding
Total Yield Fund (Acquired Fund) – Class A	$315,578,045	10.52	30,005,406
Vanguard U.S. Stock Market Index Fund (Acquiring Fund) – Class A	$608,222,890	12.64	48,129,150
Adjustments	$(44,958) (a)	0	(5,042,345) (b)
Pro forma Vanguard U.S. Stock Market Index Fund (assuming the Reorganization in Proposal 4 is approved) (c)	$923,755,977	12.64	73,092,211
Total Yield Fund (Acquired Fund) – Class I	$1,244,911,461	10.59	117,608,000
Vanguard U.S. Stock Market Index Fund (Acquiring Fund) – Class I	$15,743,406	12.76	1,234,009
Adjustments	$(177,352) (a)	0	(20,058,305) (b)
Pro forma Vanguard U.S. Stock Market Index Fund (assuming the Reorganization in Proposal 4 is approved) (c)	$1,260,477,515	12.76	98,783,704

(a)	The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this Reorganization as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm, will be borne by JNAM whether or not the Reorganization is consummated. No sales or other charges will be imposed on Contract Owners in connection with the Reorganization. It is currently anticipated that approximately 3.54% of the Acquired Fund’s holdings will be transferred to the Acquiring Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 96.46% of the Acquired Fund’s holdings will be aligned or sold. The Acquired Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $222,310 (0.01% of net assets).
(b)	The adjustment to the pro forma shares outstanding number represents a decrease in shares outstanding of the Acquiring Fund to reflect the exchange of shares of the Acquired Fund.
(c)	Assumes that only the Reorganization described in this Proposal 4 is approved. See Appendix D for the capitalization of the Mellon U.S. Stock Market Index Fund on a pro forma combined basis assuming that some or all of the Reorganizations described in Proposal 4, Proposal 1, Proposal 2, and Proposal 3 are approved.

The Reorganization provides for the acquisition of all the assets and all the liabilities of the Total Yield Fund by the Vanguard U.S. Stock Market Index Fund. If the Reorganization had taken place on June 30, 2020, shareholders of the Total Yield Fund would have received 24,963,061 and 97,549,695 Class A and Class I shares, respectively, of the Vanguard U.S. Stock Market Index Fund.

After careful consideration, the Board unanimously approved the Plan of Reorganization with respect to the Total Yield Fund. Accordingly, the Board has submitted the Plan of Reorganization for approval by the Total Yield Fund’s shareholders. The Board recommends that you vote “FOR” this Proposal.

*                *                *                *                *

ADDITIONAL INFORMATION ABOUT THE REORGANIZATIONS

Terms of the Plans of Reorganization

The terms of the Plans of Reorganization are summarized below. For additional information, you should consult the Plans of Reorganization, copies of which are attached as Appendix A.

If shareholders of an Acquired Fund approve the Plan of Reorganization with respect to that Acquired Fund, then the assets of that Acquired Fund will be acquired by, and in exchange for, Class A and Class I shares, respectively, of the Acquiring Fund and the liabilities of that Acquired Fund will be assumed by the Acquiring Fund. Each Acquired Fund will then be terminated by the Trust, and the Class A and Class I shares of the Acquiring Fund distributed to the Class A and Class I shareholders, respectively, of each Acquired Fund in the redemption of the Class A and Class I Acquired Fund Shares. Immediately after completion of each Reorganization, the number of shares of the Acquiring Fund then held by former shareholders of each Acquired Fund may be different than the number of shares of that Acquired Fund that had been held immediately before completion of the Reorganization, but the total investment will remain the same (i.e., the total value of the Acquiring Fund shares held immediately after the completion of the Reorganization will be the same as the total value of the Acquired Fund shares formerly held immediately before completion of the Reorganization). The consummation of one Reorganization is not contingent on the consummation of the other Reorganization.

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It is anticipated that the Reorganizations will be consummated as of the close of business on April 23, 2021, or on such later date as may be deemed necessary in the judgment of the Board and in accordance with the Plans of Reorganization, subject to the satisfaction of all conditions precedent to the closing. It is not anticipated that the Acquired Funds will hold any investment that the Acquiring Fund would not be permitted to hold (“non-permitted investments”).

Description of the Securities to Be Issued

The Class A shareholders of each Acquired Fund will receive Class A shares of the Acquiring Fund, and the Class I shareholders of each Acquired Fund will receive Class I shares of the Acquiring Fund in accordance with the procedures provided for in the Plans of Reorganization. Each such share will be fully paid and non-assessable by the Trust when issued and will have no preemptive or conversion rights.

The Trust may issue an unlimited number of full and fractional shares of beneficial interest of the Acquiring Fund and divide or combine such shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust.  Each share of the Acquiring Fund represents an equal proportionate interest in that Fund with each other share.  The Trust reserves the right to create and issue any number of Fund shares.  In that case, the shares of the Acquiring Fund would participate equally in the earnings, dividends, and assets of the Fund.  Upon liquidation of the Acquiring Fund, shareholders are entitled to share proportionally (according to the net asset value of their shares of the Acquiring Fund) in the net assets of the Fund available for distribution to shareholders. The Acquiring Fund is a series of the Trust.

The Trust currently offers two classes of shares, Class A and Class I shares, for each Acquired Fund and the Acquiring Fund. Each series of the Trust has adopted a distribution plan in accordance with the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the distribution plan, Class A shares of each Acquired Fund and the Acquiring Fund are charged a Rule 12b-1 fee at the annual rate of 0.30% of the average daily net assets attributable to the Class A shares of the respective Fund. Because these distribution/service fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase your cost of investing and may cost more than paying other types of charges. Class I shares are not charged a Rule 12b-1 fee.

Board Considerations

At a meeting of the Board held on December 1-3, 2020 (the “Board Meeting”), the Board, including all of the independent trustees, who are not interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered information relating to the proposed reorganizations of the Acquired Funds, each a series of the Trust, into the Acquiring Fund, also a series of the Trust (the “Reorganizations”). The Board also considered proposed changes to the Acquiring Fund, which will undergo an investment objective and strategy change (the “Strategy Change”) and will be renamed the Mellon U.S. Stock Market Index Fund and will be managed in accordance with the investment objective, policies and strategies of the Mellon U.S. Stock Market Index Fund, effective on April 26, 2021 (collectively, the “Fund Changes”). Before approving the Reorganizations, the Independent Trustees reviewed the foregoing information with their independent legal counsel and with management, reviewed with independent legal counsel applicable law and their duties in considering such matters, and met with independent legal counsel in a private session without management present.

The Board considered that the Competitive Advantage Fund, Intrinsic Value Fund, and Total Yield Fund were each launched to provide capital appreciation, while the Dividend Income & Growth Fund was launched to provide primarily capital appreciation with a secondary focus on current income. The Board noted that while each of these Fund’s performance was strong in their early years, each Fund has lagged over the trailing five-year period as of September 30, 2020. The Board considered that as the market environment has changed, adverse security selection, on top of elevated trading costs, has weighed on each Fund’s performance and, consequently, Fund assets have declined. The Board noted that the Competitive Advantage Fund’s ownership level peaked in December 2016, and it has steadily declined since by nearly forty percent, as measured by the shares outstanding. The Board also noted that the Intrinsic Value Fund’s and Total Yield Fund’s ownership levels each peaked in March 2017, and each has steadily declined since by nearly twenty-three percent and twenty percent, respectively, as measured by shares outstanding. The Board also considered that the Dividend Income & Growth Fund’s ownership level has steadily declined since 2016. Further, the Board noted that since inception, each of these Funds’ concentrated risks have resulted in inconsistent performance.

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The Board considered that the Reorganizations are part of an overall rationalization of the Trust’s offerings and are designed to eliminate inefficiencies arising from offering overlapping funds that serve as investment options for the Contracts issued by the Insurance Companies and certain non-qualified plans. The Board also considered that the Reorganizations also seek to increase assets under management in the Acquiring Fund in an effort to achieve additional economies of scale for beneficial owners of the Acquired Funds. The Board noted that the objective of the Reorganizations is to seek to ensure that a consolidated family of investments offers a streamlined, complete, and competitive set of underlying investment options to serve the interests of shareholders and Contract Owners. Thus, the Board considered the recommendation of JNAM to merge the Acquired Funds into the Acquiring Fund (which is expected to, effective April 26, 2021, change from a fund-of-funds to a fund that invests in securities designed to track an index with a diverse risk profile) because JNAM expects the Acquiring Fund to produce a stronger investor experience over the long term.

The Board considered a number of principal factors presented at the time of the Board Meeting in reaching its determinations, including the following:

•         Investment Objectives and Investment Strategies. The Board considered that the Reorganizations will permit the Contract Owners and others with beneficial interest in the Acquired Funds to continue to invest in a professionally managed fund with similar investment goals.

The Board noted that the each of the Competitive Advantage Fund’s, Intrinsic Value Fund’s and Total Yield Fund’s, investment objective is capital appreciation and the Dividend Income & Growth Fund’s investment objective is primarily capital appreciation with a secondary focus on current income, while the Vanguard U.S. Stock Market Index Fund’s investment objective is long-term capital appreciation. Effective April 26, 2021, the Acquiring Fund’s investment objective will change to track the performance of the Morningstar® US Market IndexSM, and the Acquiring Fund will be constructed to mirror the Morningstar® US Market IndexSM to provide long-term capital appreciation. As described below, the Board also considered how the Acquired Funds’ shareholders will benefit from the Reorganizations. For a full description of the investment objectives and investment strategies of the Acquired Funds and Acquiring Fund, see “Comparison of Investment Objectives and Principal Investment Strategies.”

•	Operating Expenses. The Board considered that, if approved by the Acquired Funds’ shareholders, the Reorganizations are expected to result in a Combined Fund with a total annual fund operating expense ratio and management fee that are expected to be lower than those of each Acquired Funds currently. The Board further took into account that following the Reorganizations, the management fees for the Vanguard U.S. Stock Market Index Fund, which will undergo Fund Changes, are expected to be lower than the management fees of the Acquiring Fund currently, and the total annual operating expense ratio is expected to be lower than the total annual operating expense ratio of the Acquiring Fund currently. See “Comparative Fee and Expense Tables.”

•         Larger Asset Base. The Board considered that the Reorganizations may benefit Contract Owners and others with beneficial interests in the Acquired Funds by allowing them to invest in the Combined Fund that has a larger asset base than that of each Acquired Fund currently. The Board noted that as of September 30, 2020, the Competitive Advantage Fund had assets of $2.17 billion, the Intrinsic Value Fund had assets of $1.78 billion, the Dividend Income & Growth Fund had assets of $3.98 billion, and the Total Yield Fund had assets of had assets of $1.56 billion, as compared to assets of $710.69 million for the Acquiring Fund. The Board discussed whether it is in the best interests of the Acquired Funds’ shareholders for the Acquired Funds to be merged into a fund with less assets. The Board also considered management’s statement that despite the smaller asset base of the Acquiring Fund, JNAM believes the Reorganizations will benefit the Acquired Funds’ shareholders through increased economies of scale, improved risk-adjusted performance, reduced turnover, and lower expenses.

•	Performance. The Board considered that the Acquiring Fund has outperformed the Intrinsic Value Fund, Dividend Income & Growth Fund, and the Total Yield Fund for the three-month, one-year, and three-year periods ended September 30, 2020, and also during the 2019 and 2018 calendar years, except that Class A shares of the Intrinsic Value Fund outperformed the Acquiring Fund for the 2018 calendar year. The Board noted that the Competitive Advantage Fund has outperformed the Acquiring Fund for the three-month, one-year, three-year periods ended September 30, 2020, and also during the 2018 calendar year. The Board also noted that the Dividend Income & Growth Fund outperformed the Acquiring Fund for the 2018 calendar year.

•	Investment Adviser and Other Service Providers. The Board considered that the Funds currently have the same investment adviser and administrator, JNAM, and many of the same service providers, with the exception of having different sub-advisers. Specifically, the Board considered that the Acquired Funds are sub-advised by GSAM and Mellon, and that the Acquiring Fund does not have a sub-adviser. See “Comparison of Investment Adviser and Sub-Advisers.” The Board also noted that the custodian for the Acquired Funds and the Acquiring Fund is JPMorgan Chase Bank, N.A. The Board also considered that the transfer agent for the Acquiring Fund, JNAM, and the Distributor for shares of the Acquiring Fund, Jackson National Life Distributors LLC, are the same as for the Acquired Funds and will remain the same immediately after the Reorganizations.

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The Board considered that, as a result of the Fund Changes, Mellon will sub-advise the Mellon U.S. Stock Market Index Fund and JPMorgan Chase Bank, N.A. will continue to the custodian.

•	Federal Income Tax Consequences. The Board considered that the Reorganizations are not expected to be a taxable event for federal income tax purposes for Contract Owners.

•	Costs of Reorganizations. The Board considered that the costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of these transactions, as well as the costs associated with the preparation of the tax opinion, and obtaining a consent of independent registered public accounting firm will be borne by JNAM whether or not the Reorganizations are consummated. No sales or other charges will be imposed on Contract Owners in connection with the Reorganizations.

For Proposal 1, the Board considered that it is currently anticipated that approximately 11.21% of the Competitive Advantage Fund’s holdings will be transferred to the Acquiring Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 88.79% of the Competitive Advantage Fund’s holdings will be aligned or sold. Thus, the Board considered that for Proposal 1, the Competitive Advantage Fund will bear the Transaction Costs associated with the Reorganization and that such Transaction Costs for Proposal 1 are estimated to be $161,263(0.007% of net assets).

For Proposal 2, the Board considered that it is currently anticipated that approximately 3.33% of the Intrinsic Value Fund’s holdings will be transferred to the Acquiring Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 96.67% of the Intrinsic Value Fund’s holdings will be aligned or sold. Thus, the Board considered that for Proposal 2, the Intrinsic Value Fund will bear the Transaction Costs associated with the Reorganization and that such Transaction Costs for Proposal 1 are estimated to be $252,038 (0.01% of net assets).

For Proposal 3, the Board considered that it is currently anticipated that approximately 10.17% of the Dividend Income & Growth Fund’s holdings will be transferred to the Acquiring Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 89.83% of the Dividend Income & Growth Fund’s holdings will be aligned or sold. Thus, the Board considered that for Proposal 3, the Dividend Income & Growth Fund will bear its proportionate share of the Transaction Costs associated with the Reorganization and that such Transaction Costs for Proposal 1 are estimated to be $477,847 (0.01% of net assets).

For Proposal 4, the Board considered that it is currently anticipated that approximately 3.54% of the Total Yield Fund’s holdings will be transferred to the Acquiring Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 96.46% of the Total Yield Fund’s holdings will be aligned or sold. Thus, the Board considered that for Proposal 4, the Total Yield Fund will bear the Transaction Costs associated with the Reorganization and that such Transaction Costs for Proposal 1 are estimated to be $222,310 (0.01% of net assets).

In summary, in determining whether to recommend approval of the Reorganizations, the Board considered factors including (1) the terms and conditions of the Reorganizations and whether the Reorganizations would result in dilution of the Acquired Funds’ and Acquiring Fund’s shareholders’, Contract Owners’, and plan participants’ interests; (2) the compatibility of the Funds’ investment objectives, investment strategies, and investment restrictions, as well as shareholder services offered by the Funds; (3) the expense ratios and information regarding the fees and expenses of the Funds; (4) the advantages and disadvantages to the Acquired Funds’ and Acquiring Fund’s shareholders, Contract Owners, and plan participants of having a larger asset base in the Combined Fund; (5) the relative historical performance of the Funds; (6) the management of the Funds; (7) the federal income tax consequences of the Reorganizations; and (8) the costs of the Reorganizations. No one factor was determinative and each Trustee may have attributed different weights to the various factors. The Board did not determine any considerations related to the Reorganizations to be adverse.

The Board, including the Independent Trustees, determined that the Reorganizations would be in the best interests of the Acquired Funds and Acquiring Fund and that the interests of the Acquired Funds’ and Acquiring Fund’s Contract Owners and other investors would not be diluted as a result of the Reorganizations. The Board voted unanimously to approve the Reorganizations and recommended its approval by Contract Owners and others with beneficial interests in the Acquired Funds.

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Description of Risk Factors

A Fund’s performance may be affected by one or more risk factors. For a detailed description of each Fund’s risk factors, please see “More Information on Strategies and Risk Factors” in Appendix B.

Federal Income Tax Consequences of the Reorganizations

As a condition to the consummation of each Reorganization, each Fund will have received one or more opinions of Ropes & Gray LLP, dated on or before the effective date of each Reorganization, substantially to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for U.S. federal income tax purposes, each Reorganization will not be a taxable event for Contract Owners whose contract values are determined by investment in shares of the Acquired Funds. The opinion will be based on certain factual certifications made by officers of the Funds, the Adviser and the Insurance Companies offering the Contracts, and will also be based on reasonable assumptions.

None of the Trust, the Acquired Funds, or the Acquiring Fund has sought a tax ruling from the Internal Revenue Service (the “IRS”), but each is acting in reliance upon the opinions of counsel discussed in the previous paragraph. The opinions are not binding on the IRS and do not preclude the IRS from adopting a contrary position. Contract Owners should consult their own tax advisors concerning the potential tax consequences, including state and local income taxes.

Contingency Plan

If some, any, or all of the Reorganizations are not approved by shareholders, the Funds will continue to operate as they currently do and the Board will consider what actions are appropriate and in the best interests of Contract Owners that have assets invested in the Acquired Funds.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Management of the Trust

This section provides information about the Trust, the Adviser, and the sub-advisers for the Funds.

The Trust

The Trust is organized as a Massachusetts business trust and is registered with the SEC as an open-end management investment company. Under Massachusetts law and the Trust’s Declaration of Trust and By-Laws, the management of the business and affairs of the Trust is the responsibility of its Board. Each Fund is a series of the Trust.

The Adviser

JNAM, located at 1 Corporate Way, Lansing, Michigan 48951, serves as the investment adviser to the Trust and provides the Funds with professional investment supervision and management. JNAM is registered with the SEC under the Investment Advisers Act of 1940, as amended (“Investment Advisers Act”). JNAM is a wholly owned subsidiary of Jackson National, a U.S.-based financial services company. Jackson National is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc. Prudential plc is also the ultimate parent of PPM America, Inc.

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JNAM acts as investment adviser to the Trust pursuant to an Investment Advisory and Management Agreement. Under the Investment Advisory and Management Agreement, JNAM is responsible for managing the affairs and overseeing the investments of the Funds and determining how voting and other rights with respect to securities owned by the Funds will be exercised. JNAM also provides recordkeeping, administrative and exempt transfer agent services to the Funds and oversees the performance of services provided to the Funds by other service providers, including the custodian and shareholder servicing agent. JNAM is authorized to delegate certain of its duties with respect to a Fund to a sub-adviser, subject to the approval of the Board, and is responsible for overseeing that sub-adviser’s performance. JNAM is solely responsible for payment of any fees to the sub-adviser.

JNAM plays an active role in advising and monitoring each Fund and sub-adviser, if any. For those Funds JNAM directly manages, JNAM, among other things, implements the investment objective and program by selecting securities and determining asset allocation ranges. When appropriate, JNAM recommends to the Board potential sub-advisers for a Fund. For those Funds managed by a sub-adviser, JNAM monitors each sub-adviser’s Fund management team to determine whether its investment activities remain consistent with the Funds’ investment strategies and objectives. JNAM also monitors changes that may impact the sub-adviser’s overall business, including the sub-adviser’s operations and changes in investment personnel and senior management, and regularly performs due diligence reviews of each sub-adviser. In addition, JNAM obtains detailed, comprehensive information concerning each Fund’s and sub-adviser’s performance and Fund operations. JNAM is responsible for providing regular reports on these matters to the Board.

The Investment Advisory and Management Agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by (i) a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Trust, and (ii) the shareholders of the affected Fund or the Board. It may be terminated at any time upon 60 days’ notice by JNAM, or by a majority vote of the outstanding shares of a Fund with respect to that Fund, and will terminate automatically upon its assignment. The Investment Advisory and Management Agreement provides that JNAM shall not be liable for any error of judgment, or for any loss suffered by any Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of JNAM in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.  As compensation for its services, the Trust pays JNAM a separate fee in respect of each Fund as described in each Fund’s Prospectus.

Management Fees

As compensation for its advisory services, JNAM receives a fee from the Trust computed separately for the Funds, accrued daily and payable monthly.  The fee JNAM receives from each Fund is set forth below as an annual percentage of the net assets of the Fund.

The table below shows the advisory fee rate schedule for each Fund as set forth in the Investment Advisory and Management Agreement and the aggregate annual fee each Fund paid to JNAM for the fiscal year ended December 31, 2019. Each Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the advisory fee rate should the Fund’s average daily net assets exceed specified amounts.

In addition to the fees disclosed below, the Acquiring Fund will indirectly bear its pro rata share of the fees of certain Underlying Funds.

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of each Fund)	Aggregate Fee Paid to Adviser based on Average Daily Net Assets as of December 31, 2019
Competitive Advantage Fund	$0 to $500 million $500 million to $3 billion $3 billion to $5 billion Over $5 billion	0.300% 0.250% 0.240% 0.230%	0.26%
Intrinsic Value Fund	$0 to $500 million $500 million to $3 billion $3 billion to $5 billion Over $5 billion	0.300% 0.250% 0.240% 0.230%	0.26%

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Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of each Fund)	Aggregate Fee Paid to Adviser based on Average Daily Net Assets as of December 31, 2019
Dividend Income & Growth Fund	$0 to $500 million $500 million to $3 billion $3 billion to $5 billion Over $5 billion	0.300% 0.250% 0.240% 0.230%	0.25%
Total Yield	$0 to $500 million $500 million to $3 billion $3 billion to $5 billion Over $5 billion	0.300% 0.250% 0.240% 0.230%	0.26%
Vanguard U.S. Stock Market Index Fund[1]	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	0.200% 0.175% 0.165% 0.155%	0.20%
[1]	Effective April 26, 2021, the advisory fee schedule for the Acquiring Fund will be as follows:

	Assets	Advisory Fee (Annual Rate Based on Average Net Assets of the Fund)
	$0 to $1 billion $1 billion to $5 billion Over $5 billion	0.175% 0.15% 0.14%

A discussion of the basis for the Board’s approval of the Investment Advisory and Management Agreement is available in the Trust’s Annual Report to shareholders for the year ended December 31, 2019 and will be available in the Trust’s Annual Report to shareholders for the year ended December 31, 2020.

JNAM selects, contracts with, and compensates the sub-advisers to manage the investment and reinvestment of the assets of the Funds. JNAM monitors the compliance of the sub-advisers with the investment objectives and related policies of the Funds, reviews the performance of the sub-advisers, and reports periodically on such performance to the Board. Under the terms of each of the Sub-Advisory Agreements, the sub-advisers manage the investment and reinvestment of the assets of the assigned Fund, subject to the supervision of the Board. The sub-advisers formulate a continuous investment program for a Fund consistent with its investment strategies, objectives and policies outlined in its Prospectus. Each sub-adviser implements such program by purchases and sales of securities and regularly reports to JNAM and the Board with respect to the implementation of such program. As compensation for its services, each sub-adviser receives a fee from JNAM, computed separately for the applicable Fund, stated as an annual percentage of the Fund’s net assets. JNAM currently is obligated to pay the sub-advisers out of the advisory fee it receives from the applicable Fund.

The Acquired Funds have co-sub-advisers. JNAM has entered into separate investment sub-advisory agreements with each of the Acquired Funds’ sub-advisers. For each Acquired Fund, GSAM is responsible for the selection and allocation of investments, and Mellon is responsible for trading services. Pursuant to each sub-advisory agreement, JNAM pays each co-sub-adviser for providing services to JNAM with respect to the Acquired Funds at a monthly fee at an annual rate equal to a percentage of the Fund’s assets allocated to it.

JNAM and the Trust, together with other investment companies of which JNAM is investment adviser, have received an exemptive order (the “Order”) that allows JNAM to hire, replace or terminate unaffiliated sub-advisers or materially amend a sub-advisory agreement with an unaffiliated sub-adviser with the approval of the Board, but without the approval of shareholders.  However, any amendment to an advisory agreement between JNAM and the Trust that would result in an increase in the management fee rate specified in that agreement (i.e., the aggregate management fee) charged to a Fund will be submitted to shareholders for approval. Under the terms of the Order, if a new sub-adviser is hired by JNAM, the affected Fund will provide shareholders with information about the new sub-adviser and the new sub-advisory agreement within ninety (90) days of the change. The Order allows the Funds to operate more efficiently and with greater flexibility.  JNAM provides oversight and evaluation services to the Funds, including, but not limited to the following services: performing initial due diligence on prospective sub-advisers for the Funds; monitoring the performance of sub-advisers; communicating performance expectations to the sub-advisers; and ultimately recommending to the Board whether a sub-adviser’s contract should be renewed, modified or terminated.

JNAM does not expect to recommend frequent changes of sub-advisers. Although JNAM will monitor the performance of the sub-advisers, there is no certainty that the sub-advisers or the Funds will obtain favorable results at any given time.

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As compensation for the services for the Acquired Funds, the sub-advisers, Goldman Sachs and Mellon, each receive a sub-advisory fee that is payable by JNAM. The following table shows the amount of sub-advisory fees that JNAM paid the sub-advisers (out of JNAM’s advisory fees) for the services provided by the respective sub-advisers for the fiscal year ended December 31, 2019:

Fund	Co-Sub-Advisers	Aggregate Fees Paid to Sub-Advisers
		Dollar Amount	As a Percentage of Average Daily Net Assets as of December 31, 2019
Competitive Advantage Fund[1]	Mellon GSAM	$1,901,142	0.07%
Intrinsic Value Fund[1]	Mellon GSAM	$1,751,987	0.07%
Dividend Income & Growth Fund[1]	Mellon GSAM	$3,620,401	0.07%
Total Yield Fund[1]	Mellon GSAM	$1,501,064	0.08%
Vanguard U.S. Stock Market Index Fund[2]	N/A	N/A	N/A
[1]	Assets for these Funds are aggregated with the assets of the JNL/Goldman Sachs International 5 Fund (which is also series of the Trust) in calculating the GSAM sub-advisory fee.
[2]	The Vanguard U.S. Stock Market Index Fund does not have a sub-adviser. If approved by shareholders of the Acquiring Fund, effective April 26, 2021, Mellon will become the sub-adviser to the Vanguard U.S. Stock Market Index Fund.

A discussion of the basis for the Board’s approval of each sub-advisory agreement is available in the Trust’s Annual Report to shareholders for the year ended December 31, 2019 for the Acquired Funds. Additionally, a discussion of the basis for the Board’s approval of the sub-advisory agreement appointing Mellon as sub-adviser to the Acquiring Fund, effective April 26, 2021, if the Strategy Change is approved by shareholders of the Acquiring Fund, will be available in the Trust’s Annual Report to shareholders for the year ended December 31, 2020.

In addition to the investment advisory fee, each Fund currently pays to JNAM (the “Administrator”) an administrative fee as an annual percentage of the average daily net assets of each Fund, accrued daily and paid monthly, as set forth below.

Fund	Assets	Administrative Fee (Annual Rate Based on Average Net Assets)
Competitive Advantage Fund	$0 to $3 billion Assets over $3 billion	0.100% 0.090%
Intrinsic Value Fund	$0 to $3 billion Assets over $3 billion	0.100% 0.090%
Dividend Income & Growth Fund	$0 to $3 billion Assets over $3 billion	0.100% 0.090%
Total Yield Fund	$0 to $3 billion Assets over $3 billion	0.100% 0.090%
Vanguard U.S. Stock Market Index Fund [1]	$0 to $3 billion Assets over $3 billion	0.100% 0.090%
[1]	Effective April 26, 2021, the administrative fee schedule for the Acquiring Fund will be as follows:

	Assets	Administrative Fee (Annual Rate Based on Average Net Assets)
	$0 to $3 billion Over $5 billion	0.15% 0.13%

In return for the administrative fee, the Administrator provides or procures all necessary administrative functions and services for the operation of each Fund.  In addition, the Administrator, at its own expense, provides or procures routine legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses. Each Fund is also responsible for nonrecurring and extraordinary legal fees, interest expenses, registration fees, licensing costs, directors and officers insurance, expenses related to the Funds’ Chief Compliance Officer, and the fees and expenses of the Independent Trustees and of independent legal counsel to the Independent Trustees (categorized as “Other Expenses” in the fee tables).

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Portfolio Management

The allocations for the Acquiring Fund are made by JNAM. The individuals responsible for application of the Acquiring Fund’s strategy, executing trades and allocation of capital to the various strategies for the Acquiring Fund are William Harding, Sean Hynes, and Mark Pliska.

Vanguard U.S. Stock Market Index Fund (Acquiring Fund)
Adviser & Portfolio Managers	Portfolio Managers’ Business Experience
Jackson National Asset Management, LLC 225 West Wacker Drive Chicago, Illinois 60606 Portfolio Managers William Harding, CFA Sean Hynes, CFA, CAIA Mark Pliska, CFA

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group. Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

The Trust’s Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in each Fund.

The Sub-Advisers

The Acquired Funds engage co-sub-advisers. GSAM serves as the sub-adviser responsible for the selection and allocation of investments, and Mellon serves as the sub-adviser responsible for trading services for the Acquired Funds.

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GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. LLC (“Goldman Sachs”).

Mellon is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation. Mellon is responsible for managing the investment of portfolio assets for the Goldman Fund according to the allocations by GSAM. Mellon directs portfolio transactions, as required, to closely replicate the allocation instructions prepared by GSAM. The individual members of the team who are jointly and primarily responsible for monitoring and reviewing portfolio allocations, and executing of GSAM portfolio allocations are Thomas Durante, Marlene Walker Smith, David France, Todd Frysinger, Vlasta Sheremeta, and Michael Stoll.

The following table describes the Acquired Funds’ sub-advisers, portfolio managers, and each portfolio manager’s business experience. Information about the portfolio managers’ compensation, other accounts they manage and their ownership of securities of the Acquired Funds is available in the Trust’s Statement of Additional Information.

Competitive Advantage Fund Intrinsic Value Fund Dividend Income & Growth Fund Total Yield Fund (Acquired Funds)
Co-Sub-Advisers & Portfolio Managers	Portfolio Managers’ Business Experience
Goldman Sachs Asset Management, L.P. 200 West Street New York, New York, 10282 Portfolio Managers Marcus Ng, CFA Nicholas Chan, CFA

Marcus Ng, CFA is a portfolio manager on the Quantitative Investment Strategies (QIS) team within GSAM. He joined GSAM in 2019 as a vice president. Prior to joining GSAM, Mr. Ng was at S&P Investment Advisory Services (“SPIAS”), having joined in 2006. He managed the advisory quantitative equity portfolios and was responsible for quantitative portfolio research to enhance existing models and develop new strategies. Prior to joining SPIAS, Mr. Ng worked for the ClariFI® group at S&P Global Market Intelligence (formerly S&P Capital IQ) advising clients on how to use the full suite of technologies in the development of quantitative equity strategies. Mr. Ng holds a Master of Science in Investment Management from Boston University and a Bachelor of Science degree in Physics from California Institute of Technology. He is also a CFA charterholder.

Nicholas Chan, CFA is a portfolio manager on the Quantitative Investment Strategies (QIS) team within GSAM. He also oversees the team’s client portfolio management effort in the Americas and Bengaluru. Mr. Chan joined Goldman Sachs in 2000. He earned an AB in International Relations, with honors and Phi Beta Kappa, from Stanford University in 2000 and an MBA from Harvard Business School in 2006. He is a CFA charterholder.

Mellon Investments Corporation

BNY Mellon Center

One Boston Place

Boston, Massachusetts 02108

Portfolio Managers

Thomas Durante, CFA

Marlene Walker Smith

David France, CFA

Todd Frysinger, CFA

Vlasta Sheremeta, CFA

Michael Stoll

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh. Mr. Durante has been a manager of the Funds since 2010.

Marlene Walker Smith, is Director, Co-Head of Equity Index - Portfolio Management at Mellon. Ms. Walker Smith joined Mellon in 1995. She leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions. Ms. Walker Smith has been working in the investment industry since 1990. She holds an MBA from the University of Pittsburgh and a BA from Washington & Jefferson College.

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Competitive Advantage Fund Intrinsic Value Fund Dividend Income & Growth Fund Total Yield Fund (Acquired Funds)
Co-Sub-Advisers & Portfolio Managers	Portfolio Managers’ Business Experience

David France, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. France joined Mellon in 2009. He has been working in the investment industry since 2009. Mr. France is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University. Mr. France holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Todd Frysinger, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. Frysinger joined Mellon in 2007. Mr. Frysinger is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Boston College and a BS in finance and management from Elizabethtown College. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Vlasta Sheremeta, CFA, is Vice President and Senior Portfolio Manager at Mellon. Ms. Sheremeta joined Mellon in 2011. She has been working in the investment industry since 2010. Ms. Sheremeta is responsible for managing domestic and international equity indexing portfolios. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh. She holds the CFA® designation, and is a member of CFA Institute and CFA Society Pittsburgh.

Michael Stoll, is Vice President and Senior Portfolio Manager at Mellon. Mr. Stoll joined Mellon in 2005. He has been working in the investment industry since 2004. Mr. Stoll is responsible for managing domestic and international equity indexing portfolios. Mr. Stoll earned a BS in civil engineering from the University of California at Irvine, and an MBA and an MS in engineering from the University of California at Berkeley.

There is no sub-adviser for the Acquiring Fund currently. As a result of the repositioning of the Vanguard U.S. Stock Market Index Fund into the Mellon U.S. Stock Market Index Fund, as described above, Mellon will sub-advise the Fund. Mellon is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation. Mellon will supervise and manage the investment portfolio of the Mellon U.S. Stock Market Index Fund and will direct the purchase and sales of the Fund’s investment securities. Mellon will utilize teams of investment professionals acting together to manage the assets of the Fund. The team will meet regularly to review portfolio holdings and to discuss purchase and sale activity. The team will adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The following table describes the Mellon U.S. Stock Market Index Fund’s adviser, sub-advisers, portfolio managers, and each portfolio manager’s business experience.

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Mellon U.S. Stock Market Index Fund, effective April 26, 2021 (Acquiring Fund)
Sub-Adviser & Portfolio Managers	Portfolio Manager’s Business Experience

Mellon Investments Corporation

BNY Mellon Center

One Boston Place

Boston, Massachusetts 02108

Portfolio Managers

Thomas Durante, CFA

Marlene Walker Smith

David France, CFA

Todd Frysinger, CFA

Vlasta Sheremeta, CFA

Michael Stoll

Thomas Durante, CFA, is Managing Director, Co-Head of Equity Index - Portfolio Management. Mr. Durante has been at Mellon since 2000. Mr. Durante holds a B.A. degree from Fairfield University in Accounting. Mr. Durante has been working in the investment industry since 1982. Mr. Durante heads a team of portfolio managers covering domestic and international passive equity funds. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.

Marlene Walker Smith, is Director, Co-Head of Equity Index - Portfolio Management at Mellon. Ms. Walker Smith joined Mellon in 1995. She leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions. Ms. Walker Smith has been working in the investment industry since 1990. She holds an MBA from the University of Pittsburgh and a BA from Washington & Jefferson College.

David France, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. France joined Mellon in 2009. He has been working in the investment industry since 2009. Mr. France is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University. Mr. France holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Todd Frysinger, CFA, is Vice President and Senior Portfolio Manager at Mellon. Mr. Frysinger joined Mellon in 2007. Mr. Frysinger is responsible for managing domestic and international equity indexing portfolios. He earned an MS in finance from Boston College and a BS in finance and management from Elizabethtown College. He holds the CFA® designation and is a member of CFA Institute and CFA Society Pittsburgh.

Vlasta Sheremeta, CFA, is Vice President and Senior Portfolio Manager at Mellon. Ms. Sheremeta joined Mellon in 2011. She has been working in the investment industry since 2010. Ms. Sheremeta is responsible for managing domestic and international equity indexing portfolios. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh. She holds the CFA® designation, and is a member of CFA Institute and CFA Society Pittsburgh.

Michael Stoll, is Vice President and Senior Portfolio Manager at Mellon. Mr. Stoll joined Mellon in 2005. He has been working in the investment industry since 2004. Mr. Stoll is responsible for managing domestic and international equity indexing portfolios. Mr. Stoll earned a BS in civil engineering from the University of California at Irvine, and an MBA and an MS in engineering from the University of California at Berkeley.

Additional Information

Classes of Shares

The Trust has adopted a multi-class plan pursuant to Rule 18f-3 under the 1940 Act.  Under the multi-class plan, the Funds have two classes of shares, Class A and Class I. As discussed in “Distribution Arrangements” below, the Class A shares of the Funds are subject to a Rule 12b-1 fee equal to 0.30% of the Fund’s average daily net assets attributable to Class A shares. Class I shares are not subject to a Rule 12b-1 fee. Under the multi-class structure, the Class A shares and Class I shares of the Funds represent interests in the same portfolio of securities and are substantially the same except for “class expenses.”

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The expenses of the Funds are borne by each class of shares based on the net assets of the Fund attributable to each Class, except that class expenses are allocated to the appropriate class.  “Class expenses” include any distribution, administrative or service expense allocable to that class, pursuant to the distribution plan described below, and any other expenses that JNAM determines, subject to ratification or approval by the Board, to be properly allocable to that class, including: (i) printing and postage expenses related to preparing and distributing to the shareholders of a particular class (or Contract Owners funded by shares of such class) materials such as Prospectuses, shareholder reports and (ii) professional fees relating solely to one class.

Distribution Arrangements

Jackson National Life Distributors LLC (“JNLD” or the “Distributor”), 300 Innovation Dr., Franklin, Tennessee 37067, is the principal underwriter of the Funds of the Trust. JNLD is a wholly owned subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd., a subsidiary of M&G plc, a company incorporated in the United Kingdom. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc.

JNLD is responsible for promoting sales of each Fund’s shares. The Distributor also is the principal underwriter of the variable annuity insurance products issued by Jackson National and its subsidiaries. On behalf of the Funds, the Trust has adopted, in accordance with the provisions of Rule 12b-1 under the 1940 Act, an Amended and Restated Distribution Plan (“Plan”) with respect to the Class A shares of each Fund. The Board, including all of the Independent Trustees, must approve, at least annually, the continuation of the Plan. Under the Plan, each Fund pays a Rule 12b-1 fee to JNLD, as principal underwriter, at an annual rate of 0.30% of the Fund’s average daily net assets attributed to Class A shares, as compensation for distribution, administrative or other service activities incurred by JNLD and its affiliates with respect to Class A shares. Class I shares are not subject to a Rule 12b-1 fee. Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.  To the extent consistent with the Plan and applicable law, the Distributor may use the Rule 12b-1 fee to compensate broker-dealers, administrators, financial intermediaries or others for providing or assisting in providing distribution and related additional services.

The Distributor and/or an affiliate have the following relationships with one or more of the sub-advisers and/or their respective affiliates:

•	The Distributor receives payments from certain of the sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which those sub-advisers participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the sub-adviser’s participation.

•	The Distributor acts as distributor of variable insurance contracts and variable life insurance policies issued by the Insurance Companies. The compensation consists of commissions, trail commissions, and other compensation or promotional incentives as described in the Prospectus or statement of additional information for the variable insurance contracts and variable life insurance policies.

Payments to Broker-Dealers and Financial Intermediaries

Only Separate Accounts of the Insurance Companies and series, including fund of funds, of registered investment companies in which either or both of the Insurance Companies invest may purchase shares of the Funds. You may invest indirectly in the Funds through your purchase of a variable annuity or life insurance contract issued by Separate Accounts of the Insurance Companies that invests directly, or through a fund of funds, in these Funds. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable Separate Account through which you invest indirectly. If an investor invests in the Funds under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and the salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Investment in Trust Shares

Shares of the Funds are presently offered only to Separate Accounts of the Insurance Companies to fund the benefits under certain Contracts, to non-qualified retirement plans, and to other regulated investment companies. The Separate Accounts, through their various sub-accounts that invest in designated Funds, purchase the shares of the Funds at their net asset value (“NAV”) using premiums received on Contracts issued by the insurance company. Shares of the Funds are not available to the general public for direct purchase.

Purchases are effected at NAV next determined after the purchase order is received by JNAM as the Funds’ transfer agent in proper form. There is no sales charge.

The Acquired Funds are managed by sub-advisers who manage publicly available mutual funds that have similar names and investment objectives. While some of the Funds may be similar to or modeled after publicly available mutual funds, Contract Owners should understand that the Funds are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Fund may differ substantially.

The price of each Fund’s shares is based on its NAV. The NAV of each Fund’s shares is generally determined by JNAM once each day on which the New York Stock Exchange (“NYSE”) is open (a “Business Day”) at the close of the regular trading session of the NYSE (normally 4:00 p.m., Eastern Time, Monday through Friday). However, consistent with legal requirements, calculation of each Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act.  The NAV per share of each Fund is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding.  To the extent circumstances prevent the use of the primary calculation methodology previously described, the Adviser may use alternative methods to calculate the NAV. Generally, the value of exchange-listed or -traded securities is based on their respective market prices, and fixed income securities are valued based on prices provided by an independent pricing service.

The Acquiring Fund is comprised of Underlying Funds. As such, the Acquiring Fund’s NAV is calculated based on the combined NAVs of the Underlying Funds in which it invests.

Domestic fixed-income and foreign securities are normally priced using data reflecting the closing of the principal markets or market participants for those securities, which may be earlier than the NYSE close. Information that becomes known to the Funds or its agents after the NAV has been calculated on a particular day will not normally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

The Board has adopted procedures pursuant to which JNAM may determine, subject to Board oversight, the “fair value” of a security for which a current market price is not available or the current market price is considered unreliable or inaccurate.  Under these procedures, the “fair value” of a security generally will be the amount, determined by JNAM in good faith, that the owner of such security might reasonably expect to receive upon its current sale.

The Board has established a valuation committee to review fair value determinations pursuant to the Trust’s “Valuation Guidelines.”  The valuation committee will also review the value of restricted securities, securities and assets for which a current market price is not readily available, and securities and assets for which there is reason to believe that the most recent market price does not accurately reflect current value (e.g., disorderly market transactions). In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the valuation committee will evaluate if trading activity on other U.S. exchanges and markets for equity securities is otherwise reflective of normal market activity. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the valuation committee may utilize the time the NYSE closed for purposes of measuring and calculating the Funds’ NAVs. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the valuation committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs.

The Funds may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its shares.  As a result, a Fund’s NAV may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

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Because the calculation of a Fund’s NAV does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation, there exists a risk that the value of foreign portfolio securities will change after the close of the exchange on which they are traded, but before calculation of the Fund’s NAV (“time-zone arbitrage”). Accordingly, the Trust’s procedures for valuing of portfolio securities also authorize JNAM, subject to oversight by the Board, to determine the “fair value” of such foreign securities for purposes of calculating a Fund’s NAV. JNAM will “fair value” foreign securities held by a Fund if it determines that a “significant event” has occurred subsequent to the close of trading in such securities on the exchanges or markets on which the securities owned by a Fund principally are traded, but prior to the time of the Fund’s NAV calculation, which reasonably can be expected to affect the value of such security. Under the Trust’s valuation procedures, a “significant event” affecting a single issuer might include, but is not limited to, an announcement by the issuer, a competitor, a creditor, a major holder of the issuer’s securities, a major customer or supplier, or a governmental, regulatory or self-regulatory authority relating to the issuer, the issuer’s products or services, or the issuer’s securities, and a “significant event” affecting multiple issuers might also include, but is not limited to, a substantial price movement in other securities markets, an announcement by a governmental, regulatory or self-regulatory authority relating to securities markets, political or economic matters, or monetary or credit policies, a natural disaster such as an earthquake, flood or storm, or the outbreak of civil strife or military hostilities. When fair valuing foreign equity securities, the Adviser adjusts the closing prices of foreign portfolio equity securities (except foreign equity securities traded in North America and South America) based upon pricing models provided by a third party vendor in order to reflect the “fair value” of such securities for purposes of determining a Fund’s NAV. Foreign equity securities traded in North America and South America may be fair valued utilizing international adjustment factors in response to local market holidays, exchange closures, or other events as deemed necessary in order to reflect the “fair value” of such securities for purposes of determining a Fund’s NAV. These procedures seek to minimize the opportunities for “time zone arbitrage” in Funds that invest all or substantial portions of their assets in foreign securities, thereby seeking to make those Funds significantly less attractive to “market timers” and other investors who might seek to profit from time zone arbitrage and seeking to reduce the potential for harm to other Fund investors resulting from such practices.  However, these procedures may not completely eliminate opportunities for time zone arbitrage because it is not possible to predict in all circumstances whether post-closing events will have a significant impact on securities prices.

All investments in the Trust are separately credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share).  The Trust does not issue share certificates.

“Market Timing” Policy

Fund shares may only be purchased by Separate Accounts of the Insurance Companies, the Insurance Companies themselves, unqualified retirement plans and certain other regulated investment companies.

The interests of a Fund’s long-term shareholders may be adversely affected by certain short-term trading activity by other Contract Owners invested in the Separate Accounts. Such short-term trading activity, when excessive, has the potential to, among other things, compromise efficient portfolio management, generate transaction and other costs, and dilute the value of Fund shares held by long-term shareholders.  This type of excessive short-term trading activity is referred to herein as “market timing.”   The Funds are not intended to serve as vehicles for market timing.  The Board has adopted policies and procedures with respect to market timing.

The Funds, directly and through its service providers, and the insurance company and qualified retirement plan service providers (collectively, “service providers”) take various steps designed to deter and curtail market timing with the cooperation of the Insurance Companies. For example, in the event of a round trip transfer, complete or partial redemptions by a shareholder from a sub-account investing in a Fund is permitted; however, once a complete or partial redemption has been made from a sub-account that invests in a Fund, through a sub-account transfer, shareholders will not be permitted to transfer any value back into that sub-account (and the corresponding Fund) within fifteen (15) calendar days of the redemption. The Funds will treat as short-term trading activity any transfer that is requested into a sub-account that was previously redeemed within the previous fifteen (15) calendar days, whether the transfer was requested by the shareholders or a third party authorized by the shareholder.

In addition to identifying any potentially disruptive trading activity, the Funds’ Board has adopted a policy of “fair value” pricing to discourage investors from engaging in market timing or other excessive trading strategies for international Funds.  The “fair value” pricing policy applies to the Underlying Funds in which the Acquiring Fund invests. The “fair value” pricing policy applies to all Funds where a significant event (as described above) has occurred. The “fair value” pricing policy is described under “Investment in Trust Shares” above.

The policies and procedures described above are intended to deter and curtail market timing in the Funds.  However, there can be no assurance that these policies, together with those of the Insurance Companies, and any other insurance company that may invest in the Funds in the future, will be totally effective in this regard. The Funds rely on the Insurance Companies to take the appropriate steps, including daily monitoring of separate account trading activity, to further deter market timing. If they are ineffective, the adverse consequences described above could occur.

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A description of Jackson National’s anti-market timing policies and procedures can be found in the appropriate variable insurance contract Prospectus (the “Separate Account Prospectus”). The rights of the Separate Accounts to purchase and redeem shares of a Fund are not affected by any Fund’s anti-market timing policies if they are not in violation of the Separate Accounts’ anti-market timing policies and procedures.

Share Redemption

A Separate Account redeems shares of a Fund to make benefit or withdrawal payments under the terms of its Contracts.  Redemptions typically are processed on any day on which the Trust and the NYSE are open for business and are effected at net asset value next determined after the redemption order is received by JNAM, the Fund’s transfer agent, in proper form.

The Trust may suspend the right of redemption only under the following circumstances:

•	When the NYSE is closed (other than weekends and holidays) or trading is restricted;
•	When an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or
•	During any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

The Funds typically expect that a Fund will hold cash or cash equivalents to meet redemption requests. The Funds may also use the proceeds of orders to purchase Fund shares or the proceeds from the sale of portfolio securities to meet redemption requests, if consistent with the management of each Fund. These redemption methods will be used regularly and may also be used in stressed market conditions. The Funds have in place a line of credit intended to provide short-term financing, if necessary, subject to certain conditions, in connection with stressed market conditions or atypical redemption activity. The Funds, pursuant to an exemptive order issued by the SEC and a master Interfund Lending agreement, also have the ability to lend or borrow money for temporary purposes directly to or from one another.

In the case of a liquidity event, a Fund’s share price and/or returns may be negatively impacted. If a liquidity event occurs, JNAM will notify the Board of the liquidity event and take corrective action. Corrective action may include, among other things, use of the Fund’s line of credit or Interfund Lending Program.

Redemptions will generally be in the form of cash, although a Fund reserves the right to redeem in kind from another Fund.  If a Fund redeems shares in kind from another Fund, it may bear transaction costs and will bear market risks until such time as such securities are converted to cash.

Dividends and Other Distributions

The Funds, which currently intend to qualify and be eligible for treatment as partnerships, generally do not expect to make distributions of their net investment income and net realized capital gains.

For all Funds, distributions other than in redemption of Fund shares, if any, are automatically reinvested at net asset value in shares of the distributing class of that Fund.

Tax Status

Each Fund intends (and the Acquiring Fund intends to continue) to be treated as a partnership for U.S. federal income tax purposes, and no Fund expects to make regular distributions (other than in redemption of Fund Shares) to shareholders. The interests in the Funds are generally owned by one or more Separate Accounts that hold such interests pursuant to Contracts, by various funds of the Trust, which are partnerships for U.S. federal income tax purposes, and by Jackson National.

Each Fund is treated as a partnership separate from the Trust for purposes of the Code. Therefore, the assets, income, and distributions, if any, of each Fund are considered separately for purposes of determining the tax classification of such Fund.

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Because the shareholders of the Funds are Separate Accounts of variable insurance contracts, certain other partnerships, the owners of which are Separate Accounts, and Jackson National, there are no tax consequences to those shareholders from buying, holding, exchanging and selling shares of the Funds. Distributions from the Funds, if any, are not taxable to those shareholders. However, owners of Contracts should consult the applicable Separate Account Prospectus for more detailed information on tax issues related to the Contracts.

Each Fund intends (and the Acquiring Fund intends to continue) to comply with the diversification requirements currently imposed by the Code and U.S. Treasury regulations thereunder, on separate accounts of insurance companies as a condition of maintaining the tax-advantaged status of the Contracts issued by Separate Accounts. The Investment Advisory and Management Agreement and sub-advisory agreements, as applicable, require the Funds to be operated in compliance with these diversification requirements. The Adviser and the sub-advisers may depart from the investment strategy of a Fund only to the extent necessary to meet these diversification requirements.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Acquired Funds and the Acquiring Fund for the past five years or, if shorter, the period of the Fund’s operations. The following tables provide selected per share data for one share of each Fund. The total returns in the financial highlights table represent the rate that an investor would have earned (or lost) on an investment in an Acquired Fund or the Acquiring Fund (assuming reinvestment of all dividends and distributions) held for the entire period. The information does not reflect any charges imposed under a Contract.  If charges imposed under a variable contract were reflected, the returns would be lower.  You should refer to the appropriate Contract prospectus regarding such charges. Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor.

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Trust’s Annual Report. The information for the period ended June 30, 2020 has not been audited. The unaudited interim financial statements as of June 30, 2020, reflect all adjustments which are, in the opinion of management, of a normal recurring nature and necessary for a fair statement of the results for the interim period presented. Each Fund’s financial statements are included in the Trust’s Annual Report and Semi-Annual Report, which are available upon request.

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JNL Series Trust – Acquired Funds and Acquiring Fund

Financial Highlights

For a Share Outstanding

The information for the period ended June 30, 2020 has not been audited.

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios(a)(b)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)

JNL/Goldman Sachs Competitive Advantage Fund (Acquired Fund)(g)(h)(i)
Class A
06/30/20		17.78	0.09	(0.46)	(0.37)	—	—	17.41	(2.08)	891,003	12	0.66	0.66	1.09
12/31/19		15.49	0.20	4.20	4.40	(0.24)	(1.87)	17.78	29.36	1,023,390	43	0.66	0.66	1.16
12/31/18		16.86	0.21	(0.59)	(0.38)	(0.16)	(0.83)	15.49	(2.69)	903,561	43	0.66	0.66	1.17
12/31/17		14.40	0.15	2.64	2.79	(0.21)	(0.12)	16.86	19.67	1,075,807	37	0.66	0.66	1.04
12/31/16		15.35	0.20	0.57	0.77	(0.16)	(1.57)	14.40	5.70	2,896,060	57	0.66	0.66	1.36
12/31/15		16.89	0.17	0.09	0.26	(0.13)	(1.67)	15.35	1.19	2,697,114	81	0.66	0.66	0.98

Class I
06/30/20		17.88	0.11	(0.45)	(0.34)	—	—	17.54	(1.90)	1,251,283	12	0.36	0.36	1.39
12/31/19		15.57	0.26	4.22	4.48	(0.30)	(1.87)	17.88	29.74	1,621,827	43	0.36	0.36	1.46
12/31/18		16.97	0.26	(0.58)	(0.32)	(0.25)	(0.83)	15.57	(2.36)	1,489,833	43	0.36	0.36	1.47
12/31/17	‡	14.49	0.21	2.63	2.84	(0.24)	(0.12)	16.97	19.92	1,820,298	37	0.38	0.38	1.36
12/31/16		15.44	0.24	0.56	0.80	(0.19)	(1.57)	14.49	5.88	405	57	0.46	0.46	1.56
12/31/15		16.97	0.21	0.08	0.29	(0.15)	(1.67)	15.44	1.40	431	81	0.46	0.46	1.18

JNL/Goldman Sachs Dividend Income & Growth Fund (Acquired Fund)(g)(h)(i)
Class A
06/30/20		15.28	0.21	(3.25)	(3.04)	—	—	12.24	(19.90)	2,743,759	11	0.65	0.65	3.34
12/31/19		13.39	0.47	3.16	3.63	(0.55)	(1.19)	15.28	27.63	3,647,127	41	0.65	0.65	3.06
12/31/18		15.99	0.52	(1.25)	(0.73)	(0.49)	(1.38)	13.39	(5.31)	3,029,450	48	0.65	0.65	3.33
12/31/17		15.61	0.48	1.30	1.78	(0.45)	(0.95)	15.99	11.97	3,671,699	39	0.65	0.65	3.03
12/31/16		14.09	0.47	1.99	2.46	(0.36)	(0.58)	15.61	17.73	5,805,527	51	0.65	0.65	3.02
12/31/15		15.27	0.43	(0.33)	0.10	(0.38)	(0.90)	14.09	0.69	3,958,646	69	0.66	0.66	2.84

Class I
06/30/20		15.54	0.24	(3.32)	(3.08)	—	—	12.46	(19.82)	1,251,687	11	0.35	0.35	3.64
12/31/19		13.59	0.52	3.22	3.74	(0.60)	(1.19)	15.54	28.04	1,633,166	41	0.35	0.35	3.35
12/31/18		16.21	0.58	(1.28)	(0.70)	(0.54)	(1.38)	13.59	(5.04)	1,489,479	48	0.35	0.35	3.62
12/31/17	‡	15.80	0.57	1.27	1.84	(0.48)	(0.95)	16.21	12.22	1,795,810	39	0.36	0.36	3.65
12/31/16		14.25	0.50	2.02	2.52	(0.38)	(0.58)	15.80	17.93	1,739	51	0.45	0.45	3.22
12/31/15		15.42	0.46	(0.32)	0.14	(0.41)	(0.90)	14.25	0.93	1,155	69	0.46	0.46	3.03

JNL/Goldman Sachs Intrinsic Value Fund (Acquired Fund)(g)(h)(i)
Class A
06/30/20		14.00	0.12	(2.91)	(2.79)	—	—	11.21	(19.93)	559,404	17	0.67	0.67	2.10
12/31/19		13.15	0.33	2.41	2.74	(0.36)	(1.53)	14.00	21.25	780,589	59	0.66	0.66	2.30
12/31/18		14.65	0.32	(1.09)	(0.77)	(0.24)	(0.49)	13.15	(5.82)	722,375	64	0.66	0.66	2.12
12/31/17		12.65	0.25	2.11	2.36	(0.36)	—	14.65	18.92	833,692	57	0.66	0.66	1.89
12/31/16		12.34	0.32	0.32	0.64	(0.33)	—	12.65	5.27	2,642,746	53	0.66	0.66	2.55
12/31/15		16.55	0.40	(2.63)	(2.23)	(0.17)	(1.81)	12.34	(13.84)	2,547,388	85	0.66	0.66	2.51

Class I
06/30/20		14.27	0.14	(2.96)	(2.82)	—	—	11.45	(19.76)	1,244,940	17	0.37	0.37	2.41
12/31/19		13.38	0.38	2.44	2.82	(0.40)	(1.53)	14.27	21.57	1,616,259	59	0.36	0.36	2.61
12/31/18		14.93	0.37	(1.11)	(0.74)	(0.32)	(0.49)	13.38	(5.53)	1,461,397	64	0.36	0.36	2.41
12/31/17	‡	12.89	0.30	2.12	2.42	(0.38)	—	14.93	19.12	1,816,661	57	0.38	0.38	2.18
12/31/16		12.57	0.35	0.33	0.68	(0.36)	—	12.89	5.47	484	53	0.46	0.46	2.75
12/31/15		16.80	0.41	(2.64)	(2.23)	(0.19)	(1.81)	12.57	(13.62)	540	85	0.46	0.46	2.54

JNL/Goldman Sachs Total Yield Fund (Acquired Fund)(g)(h)(i)
Class A
06/30/20		13.25	0.13	(2.86)	(2.73)	—	—	10.52	(20.60)	315,579	20	0.67	0.67	2.29
12/31/19		11.70	0.28	2.25	2.53	(0.29)	(0.69)	13.25	22.09	424,281	83	0.67	0.67	2.15
12/31/18		14.08	0.27	(1.75)	(1.48)	(0.18)	(0.72)	11.70	(11.15)	403,175	83	0.66	0.66	1.92
12/31/17		13.30	0.27	1.15	1.42	(0.29)	(0.35)	14.08	11.02	530,713	67	0.66	0.66	1.98
12/31/16		12.03	0.27	1.24	1.51	(0.24)	—	13.30	12.62	2,376,595	65	0.67	0.67	2.14
12/31/15		15.07	0.30	(1.46)	(1.16)	(0.20)	(1.68)	12.03	(7.72)	2,094,742	86	0.67	0.67	2.04

Class I
06/30/20		13.31	0.14	(2.86)	(2.72)	—	—	10.59	(20.44)	1,244,911	20	0.37	0.37	2.60
12/31/19		11.76	0.32	2.25	2.57	(0.33)	(0.69)	13.31	22.40	1,620,726	83	0.37	0.37	2.46
12/31/18		14.23	0.32	(1.78)	(1.46)	(0.29)	(0.72)	11.76	(10.93)	1,459,981	83	0.36	0.36	2.23
12/31/17	‡	13.42	0.27	1.21	1.48	(0.32)	(0.35)	14.23	11.37	1,786,035	67	0.38	0.38	1.97
12/31/16		12.14	0.30	1.24	1.54	(0.26)	—	13.42	12.79	318	65	0.47	0.47	2.35
12/31/15		15.17	0.30	(1.43)	(1.13)	(0.22)	(1.68)	12.14	(7.48)	296	86	0.47	0.47	2.04

JNL/Vanguard U.S. Stock Market Index Fund
Class A
06/30/20		13.13	0.07	(0.56)	(0.49)	—	—	12.64	(3.73)	608,223	8	0.55	0.60	1.24
12/31/19		10.09	0.18	2.86	3.04	—	—	13.13	30.13	571,857	20	0.54	0.60	1.50
12/31/18		10.71	0.17	(0.79)	(0.62)	—	—	10.09	(5.79)	265,605	7	0.54	0.60	1.58
12/31/17	*	10.00	0.09	0.62	0.71	—	—	10.71	7.10	52,541	67	0.54	0.60	3.33

Class I
06/30/20		13.23	0.10	(0.57)	(0.47)	—	—	12.76	(3.55)	15,743	8	0.25	0.30	1.60
12/31/19		10.14	0.22	2.87	3.09	—	—	13.23	30.47	14,065	20	0.24	0.30	1.82
12/31/18		10.72	0.23	(0.81)	(0.58)	—	—	10.14	(5.41)	5,260	7	0.24	0.30	2.07
12/31/17	*	10.00	0.20	0.52	0.72	—	—	10.72	7.20	103	67	0.24	0.30	7.15

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‡	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
*	The Vanguard U.S. Stock Market Index Fund commenced operations as September 27, 2017.
(a)	Annualized for periods less than one year.
(b)	For the Vanguard U.S. Stock Market Index Fund, ratios of net investment income and expenses to average net assets do not include the impact of each Underlying Funds' expenses.
(c)	Calculated using the average shares method. Net investment income(loss) per share and ratios of net investment income(loss) to average net assets for Class I shares can be less than Class A shares for certain Funds or can be significantly more than Class A shares for certain Funds because the net assets for Class I shares increased significantly after the Funds of Funds investment in the underlying fund was sold in Class A and purchased in Class I effective September 25, 2017 and also as a result of the timing of income received in the Fund before and after September 25, 2017.
(d)	Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.
(e)	Portfolio turnover is not annualized for periods of less than one year. Securities sold short are considered long term investments for purposes of calculating portfolio turnover. Dollar roll and in-kind transactions are excluded for purposes of calculating portfolio turnover. Fixed income securities with maturities greater than one year that are purchased for short term investment are excluded from the portfolio turnover calculation. Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued. Portfolio turnover for the Funds of Funds is based on the Funds of Funds' purchases and sales of the Underlying Funds.
(f)	The expenses or expense waivers for certain Funds' Class I shares were $0.00 for one or more days during certain periods and this was a result of the net assets for the respective Class being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for certain Funds' Class I shares were $0.01 for one or more days during certain periods and this was a result of the net assets for the respective Class being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period.
(g)	Net investment income(loss) per share and ratios of net investment income(loss) to average net assets for Class I shares can be less than Class A shares for certain Funds or can be significantly more than Class A shares for certain Funds because the net assets for Class I shares increased significantly after the Funds of Funds investment in the underlying fund was sold in Class A and purchased in Class I effective September 25, 2017 and also as a result of the timing of income received in the Fund before and after September 25, 2017.
(h)	Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.
(i)

Effective April 27, 2020, JNL/S&P Competitive Advantage Fund name was changed to JNL/Goldman Sachs Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund name was changed to JNL/Goldman Sachs Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund name was changed to JNL/Goldman Sachs Intrinsic Value Fund, and JNL/S&P

Total Yield Fund name was changed to JNL/Goldman Sachs Total Yield Fund.

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VOTING INFORMATION

The following information applies to the Reorganization of each Acquired Fund into the Acquiring Fund for which you are entitled to vote.

The Meeting

The Meeting will be held at 9:00 a.m., Eastern Time, on March 26, 2021, at 1 Corporate Way, Lansing, Michigan 48951, together with any adjournment thereof. The Meeting is being held to consider and vote on the Plans of Reorganization, which provides for the reorganization of each Acquired Fund will be reorganized into the Acquiring Fund, as outlined below, and any other business that may properly come before the Meeting. Only shareholders of the relevant Acquired Fund are entitled to vote with respect to the proposed Reorganization of that Fund, and approval or disapproval as to each Reorganization contemplated by the respective Plan of Reorganization will be solicited separately for each Acquired Fund, as follows:

Proposals	Shareholders Entitled to Vote on the Proposal
1. To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the Competitive Advantage Fund into the Vanguard U.S. Stock Market Index Fund.	Shareholders of the Competitive Advantage Fund
2. To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the Intrinsic Value Fund into the Vanguard U.S. Stock Market Index Fund.	Shareholders of the Intrinsic Value Fund
3. To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the Dividend Income & Growth Fund into the Vanguard U.S. Stock Market Index Fund.	Shareholders of the Dividend Income & Growth Fund
4. To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the Total Yield Fund into the Vanguard U.S. Stock Market Index Fund.	Shareholders of the Total Yield Fund

Copies of the Plans of Reorganization are attached hereto as Appendix A of this Combined Proxy Statement/Prospectus.

The Board fixed the close of business on January 29, 2021, as the Record Date for the determination of shareholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

Quorum and Voting

The Amended and Restated By-Laws of the Trust, dated September 6, 2019 (the “By-Laws”), provide that except as otherwise provided by law, the Amended and Restated Declaration of Trust dated June 1, 1994 and amended and restated on September 25, 2017 (the “Declaration of Trust”), or the By-Laws, the holders of a majority of the shares issued and outstanding and entitled to vote at the meeting, present in person, present by means of remote communication in a manner, if any, authorized by the Board in its sole discretion, or represented by proxy, shall constitute a quorum for the transaction of business. The presence of the Insurance Companies, through the presence of an authorized representative, constitutes a quorum. A quorum, once established at a meeting, shall not be broken by the withdrawal of enough votes to leave less than a quorum.

The By-Laws further provide that shares may be voted in person or by proxy. A proxy with respect to shares held in the name of two or more persons shall be valid if executed by any one of them unless at or prior to the exercise of the proxy the Trust receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise, and the burden of proving its invalidity shall rest on the challenger. At all meetings of Shareholders, unless inspectors of election have been appointed, all questions relating to the qualification of voters and the validity of proxies and the acceptance or rejection of votes shall be decided by the chairman of the meeting. Any person giving voting instructions may revoke them at any time prior to their exercise by submitting to the Secretary of the Trust a superseding voting instruction form or written notice of revocation. Voting instructions can be revoked until the Meeting date. Only the Contract Owner executing the voting instructions can revoke them. The Insurance Companies will vote the shares of the Fund in accordance with all properly executed and unrevoked voting instructions. Unless otherwise specified in the proxy, the proxy shall apply to all shares of the Fund owned by the Shareholder.

83

Required Vote

The vote of the “majority of the outstanding voting shares” of a Fund is required to approve a Proposal. The vote of the “majority of the outstanding voting shares” means the lesser of (i) 67% or more of the shares of the Fund entitled to vote thereon present in person or by proxy at the Meeting if holders of more than 50% of the outstanding shares of the Fund are present in person or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.  Except as otherwise provided by law, if a Shareholder abstains from voting as to any matter, then the shares represented by such abstention will be treated as shares that are present at the Meeting for purposes of determining the existence of a quorum. However, abstentions will not be counted as a vote cast on such proposal. The approval of a Proposal depends upon whether a sufficient number of votes are cast for that Proposal.  Accordingly, an instruction to abstain from voting on any proposal has the same practical effect as an instruction to vote against that Proposal.

Contract Owner Voting Instructions

The Trust is organized as a Massachusetts business trust. Shares of the Trust currently are sold only to Separate Accounts of the Insurance Companies to fund the benefits of variable insurance contracts, to certain non-qualified employee benefit plans of Jackson National, or directly to the Insurance Companies. In addition, shares of the Trust are sold to certain funds of the Trust organized as funds-of-funds. Although the Insurance Companies legally own all of the shares of the Fund held in their respective Separate Accounts that relate to the Contracts, a portion of the value of each Contract is invested by the Insurance Companies, as provided in the Contract, in shares of one or more funds.

Contract Owners have the right under the interpretations of the 1940 Act to instruct the relevant Insurance Company how to vote the shares attributable to their Contract. Contract Owners at the close of business on the Record Date will be entitled to notice of the Meeting and to instruct the relevant Insurance Company how to vote at the Meeting or any adjourned session. The Insurance Company will vote all such shares in accordance with the voting instructions timely given by the Contract Owners with assets invested in an Acquired Fund. Shares for which the Insurance Company receives a voting instruction card that is signed, dated, and timely returned but is not marked to indicate voting instructions will be treated as an instruction to vote the Shares in favor of the applicable Proposal. Shares for which the Insurance Company receives no timely voting instructions from a Contract Owner will be voted by the applicable Insurance Company either for or against approval of the applicable Proposal, or as an abstention, in the same proportion as the Shares for which Contract Owners have provided voting instructions to the Insurance Company. The Insurance Companies and their affiliates will vote their own shares and shares held by other regulated investment companies in the same proportion as voting instructions timely given by Contract Owners. As a result, a small number of Contract Owners may determine the outcome of the vote.

Contract Owners may use the enclosed voting instructions form as a ballot to give their voting instructions for those shares attributable to their Contract as of the Record Date. The Insurance Companies have fixed the close of business on March 24, 2021, as the last day on which voting instructions will be accepted, other than those provided in person at the Meeting.

Proxy and Voting Instruction Solicitations

The Board is soliciting proxies from shareholders of the Acquired Funds. The Insurance Companies are the shareholders of record and are soliciting voting instructions from their Contract Owners as to how to vote at the Meeting. In addition to the mailing of these proxy materials, voting instructions may be solicited by letter, telephone or personal contact by officers or employees of the Trust, JNAM or officers or employees of the Insurance Companies.

JNAM, as the Trust’s administrator, has retained the services of Donnelley Financial LLC (“DFS”), 35 West Wacker Drive, Chicago, Illinois 60601. Under the agreement between JNAM and DFS, DFS’s subcontractor, Mediant Communications (“Mediant”), 400 Regency Parkway, Suite 200, Cary, North Carolina 27519, will provide proxy distribution, solicitation, and tabulation services (the “Services”). The anticipated cost of the Services to be provided by Mediant in connection with this proxy solicitation is approximately $191,518 and will be borne by JNAM whether or not any, some, or all of the Reorganizations are consummated.

The costs of printing and mailing of the Notice, this Combined Proxy Statement/Prospectus, and the accompanying voting instruction card, and the solicitation of Contract Owner voting instructions, will be paid by JNAM whether or not any, some, or all of the Reorganizations are consummated. The Trust does not expect to bear any significant expenses in connection with the Meeting or the solicitation of proxies and voting instructions.

84

Adjournments

Any authorized voting instructions will be valid for any adjournment of the Meeting. If the Trust receives an insufficient number of votes to approve a Proposal, the Meeting may be adjourned to permit the solicitation of additional votes. The Meeting may be adjourned by the chairperson of the Meeting from time to time to reconvene at the same or some other place as determined by the chairperson of the Meeting for any reason, including failure of a Proposal to receive sufficient votes for approval. No Shareholder vote shall be required for any adjournment. No notice need be given that the Meeting has been adjourned other than by announcement at the Meeting. Any business that might have been transacted at the original Meeting may be transacted at any adjourned Meeting.

Revocation of Voting Instructions

Any person giving voting instructions may revoke them at any time prior to the Meeting by submitting to the Insurance Companies a superseding voting instruction form or written notice of revocation or by appearing and voting in person at the Meeting. Only the Contract Owner executing the voting instructions can revoke them. The Insurance Companies will vote the shares of the Acquired Funds in accordance with all properly executed and un-revoked voting instructions.

Outstanding Shares and Principal Shareholders

The Insurance Companies will vote on the Reorganizations as instructed by their Contract Owners. As of January 29, 2021, the Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Acquired Funds.

Because the shares of the Funds are sold only to the separate accounts of the Insurance Companies, certain funds of the Trust organized as funds-of-funds, and certain non-qualified retirement plans, the Insurance Companies, through the Separate Accounts which hold shares in the Trust as funding vehicles for the Contracts and certain retirement plans, are the owners of record of substantially all of the shares of the Trust. In addition, Jackson National, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes. The table below shows the number of outstanding shares of the Acquired Funds as of the Record Date that are entitled to vote at the Meeting.

Fund	Total Number of Outstanding Shares
Competitive Advantage Fund (Class A)	46,061,042.862
Competitive Advantage Fund (Class I)	63,235,150.368
Intrinsic Value Fund (Class A)	46,104,019.887
Intrinsic Value Fund (Class I)	93,170,642.106
Dividend Income & Growth Fund (Class A)	198,804,841.763
Dividend Income & Growth Fund (Class I)	92,533,440.483
Total Yield Fund (Class A)	26,828,706.204
Total Yield Fund (Class I)	1,383,392,265.59

As of the Record Date, January 29, 2021, the following person(s) owned 5% or more of the shares of the Acquired Funds either beneficially or of record:

85

Competitive Advantage Fund – Class I Shares
Contract Owner’s Name/Address	Percent Ownership of Shares of the Fund	Percent Ownership of Shares of the Proposal 1 Combined Fund (assuming the Reorganization occurs)
JNL/Goldman Sachs 4 Fund 1 Corporate Way Lansing, Michigan 48951	99.67%	97.83%

Intrinsic Value Fund – Class I Shares
Contract Owner’s Name/Address	Percent Ownership of Shares of the Fund	Percent Ownership of Shares of the Proposal 2 Combined Fund (assuming the Reorganization occurs)
JNL/Goldman Sachs 4 Fund 1 Corporate Way Lansing, Michigan 48951	99.59%	97.83%

Dividend Income & Growth Fund – Class I Shares
Contract Owner’s Name/Address	Percent Ownership of Shares of the Fund	Percent Ownership of Shares of the Proposal 3 Combined Fund (assuming the Reorganization occurs)
JNL/Goldman Sachs 4 Fund 1 Corporate Way Lansing, Michigan 48951	98.66%	96.92%

Total Yield Fund – Class I Shares
Contract Owner’s Name/Address	Percent Ownership of Shares of the Fund	Percent Ownership of Shares of the Proposal 4 Combined Fund (assuming the Reorganization occurs)
JNL/Goldman Sachs 4 Fund 1 Corporate Way Lansing, Michigan 48951	99.82%	98.05%

 * * * * *

86

 APPENDIX A

PLAN OF REORGANIZATION

JNL SERIES TRUST

JNL/Goldman Sachs Competitive Advantage Fund

JNL/Vanguard U.S. Stock Market Index Fund

This Plan of Reorganization has been entered into on April 23, 2021, by JNL SERIES TRUST (the “Trust”), Massachusetts business trust, on behalf of its JNL/Goldman Sachs Competitive Advantage Fund (the “Acquired Fund”) and its JNL/Vanguard U.S. Stock Market Index Fund (the “Acquiring Fund”).

WHEREAS, the Trust is registered with the U.S. Securities and Exchange Commission in accord with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and has established several separate series of shares (“funds”), with each fund having its own assets and investment policies;

WHEREAS, the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, has determined that participation in the transaction described herein is in the best interests of the Acquired Fund and the Acquiring Fund, and that the interests of the existing shareholders of the Acquired Fund and the Acquiring Fund will not be diluted as a result of the transaction described herein;

WHEREAS, Article II, Section 2.1 of the Trust’s Amended and Restated Declaration of Trust, dated September 25, 2017 (the “Declaration of Trust”), authorizes the Board of Trustees to conduct the business of the Trust and carry on its operations; and

WHEREAS, the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, has approved the reorganization of the Acquired Fund with and into the Acquiring Fund (the “Reorganization”), subject to the approval of the shareholders of the Acquired Fund.

NOW, THEREFORE, all the assets, liabilities, and interests of the Acquired Fund shall be transferred on the Closing Date to the Acquiring Fund, as described below; provided, however, that such transaction shall not occur unless and until this Plan of Reorganization shall have first been approved by a majority of the outstanding voting securities of the Acquired Fund as provided in Section 2(a)(42) of the 1940 Act; and provided further that the Board of Trustees may terminate this Plan of Reorganization at or prior to the Closing Date:

  The Closing Date shall be April 23, 2021, or if the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund or the Acquiring Fund (each, an “Exchange”) is closed to trading or trading thereon is restricted, or trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the judgment of the Board of Trustees, accurate appraisal of the value of either the Acquired Fund’s or the Acquiring Fund’s net assets and/or the net asset value per share of Acquiring Fund shares is impracticable, the Closing Date shall be postponed until the first business day after the day when such trading has been fully resumed and such reporting has been restored;
  The obligations of the Acquired Fund and the Acquiring Fund to complete the transaction described herein shall be subject to receipt by the Acquired Fund and the Acquiring Fund of an opinion of Ropes & Gray LLP dated on the Closing Date (which opinion will be subject to certain qualifications) satisfactory to both parties substantially to the effect that, for U.S. federal income tax purposes, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the “Code”), Treasury regulations promulgated thereunder, current administrative rules, and court decisions, and assuming, among other assumptions, that the variable annuity contracts or variable life insurance policies funded by insurance company separate accounts that hold shares of the Funds (for purposes of this paragraph, each a “contract” and collectively, the “contracts”) and the insurance companies issuing the contracts are properly structured under Subchapter L of the Code, the Reorganization will not be a taxable event for contract owners (the “Tax Opinion”). The Tax Opinion will be based on certain factual certifications made by officers of the Trust, on behalf of each Fund and will also be based on reasonable assumptions. The Tax Opinion may state that it is not a guarantee that the tax consequences of the Reorganization will be as described above, and that there is no assurance that the Internal Revenue Service or a court would agree with the opinion.
A-1

  On or before the Closing Date, and before effecting the Reorganization described herein, the Trust shall have received a satisfactory written opinion of legal counsel as to such transaction that the securities to be issued in connection with such transaction have been duly authorized and, when issued in accordance with this Plan of Reorganization, will have been validly issued and fully paid and will be non-assessable by the Trust on behalf of the Acquiring Fund.

  In exchange for all of its shares of the Acquired Fund, each shareholder of such Acquired Fund shall receive a number of shares, including fractional shares, of the corresponding share class of the Acquiring Fund equal in dollar value to the number of whole and fractional shares that such shareholder owns in such Acquired Fund. Each shareholder of such Acquired Fund shall thereupon become a shareholder of the Acquiring Fund.
  For purposes of this transaction, the value of the shares of the Acquiring Fund and the Acquired Fund shall be determined as of 4:00 p.m., Eastern Time, on the Closing Date. Those valuations shall be made in the usual manner as provided in the relevant prospectus of the Trust.

  Upon completion of the foregoing transaction (and, notwithstanding anything to the contrary herein, within 24 months of the date hereof), the Acquired Fund shall be terminated and no further shares shall be issued by it. The classes of the Trust’s shares representing such Acquired Fund shall thereupon be closed and the shares previously authorized for those classes shall be reclassified by the Board of Trustees. The Trust’s Board of Trustees and management of the Trust shall take whatever actions may be necessary under Massachusetts law and the 1940 Act to effect the termination of the Acquired Fund.
  The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the proxy statement and related disclosure documents, and the costs and expenses related to the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm will be borne by Jackson National Asset Management, LLC (“JNAM”) whether or not the Reorganization is consummated. No sales or other charges will be imposed on contract owners in connection with the Reorganization. The legal expenses associated with the Reorganization, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this transaction, will also be borne by JNAM.

A copy of the Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts. Notice is hereby given that this instrument is executed on behalf of the Trustees as Trustees, and is not binding on any of the Trustees, officers, or shareholders of the Trust individually, but only binding on the assets and properties of the Acquired Fund or the Acquiring Fund, respectively.

IN WITNESS WHEREOF, the Trust, on behalf of the Acquired Fund and Acquiring Fund, has caused this Plan of Reorganization to be executed and attested in the City of Chicago, State of Illinois, on the date first written above.

JNL SERIES TRUST

By:
Mark D. Nerud, Trustee, President, and Chief Executive Officer

Attest:
Susan S. Rhee, Vice President, Chief Legal Officer, and Secretary

A-2

PLAN OF REORGANIZATION

JNL SERIES TRUST

JNL/Goldman Sachs Intrinsic Value Fund

JNL/Vanguard U.S. Stock Market Index Fund

This Plan of Reorganization has been entered into on April 23, 2021, by JNL SERIES TRUST (the “Trust”), Massachusetts business trust, on behalf of its JNL/Goldman Sachs Intrinsic Value Fund (the “Acquired Fund”) and its JNL/Vanguard U.S. Stock Market Index Fund (the “Acquiring Fund”).

WHEREAS, the Trust is registered with the U.S. Securities and Exchange Commission in accord with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and has established several separate series of shares (“funds”), with each fund having its own assets and investment policies;

WHEREAS, the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, has determined that participation in the transaction described herein is in the best interests of the Acquired Fund and the Acquiring Fund, and that the interests of the existing shareholders of the Acquired Fund and the Acquiring Fund will not be diluted as a result of the transaction described herein;

WHEREAS, Article II, Section 2.1 of the Trust’s Amended and Restated Declaration of Trust, dated September 25, 2017 (the “Declaration of Trust”), authorizes the Board of Trustees to conduct the business of the Trust and carry on its operations; and

WHEREAS, the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, has approved the reorganization of the Acquired Fund with and into the Acquiring Fund (the “Reorganization”), subject to the approval of the shareholders of the Acquired Fund.

NOW, THEREFORE, all the assets, liabilities, and interests of the Acquired Fund shall be transferred on the Closing Date to the Acquiring Fund, as described below; provided, however, that such transaction shall not occur unless and until this Plan of Reorganization shall have first been approved by a majority of the outstanding voting securities of the Acquired Fund as provided in Section 2(a)(42) of the 1940 Act; and provided further that the Board of Trustees may terminate this Plan of Reorganization at or prior to the Closing Date:

  The Closing Date shall be April 23, 2021, or if the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund or the Acquiring Fund (each, an “Exchange”) is closed to trading or trading thereon is restricted, or trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the judgment of the Board of Trustees, accurate appraisal of the value of either the Acquired Fund’s or the Acquiring Fund’s net assets and/or the net asset value per share of Acquiring Fund shares is impracticable, the Closing Date shall be postponed until the first business day after the day when such trading has been fully resumed and such reporting has been restored;
  The obligations of the Acquired Fund and the Acquiring Fund to complete the transaction described herein shall be subject to receipt by the Acquired Fund and the Acquiring Fund of an opinion of Ropes & Gray LLP dated on the Closing Date (which opinion will be subject to certain qualifications) satisfactory to both parties substantially to the effect that, for U.S. federal income tax purposes, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the “Code”), Treasury regulations promulgated thereunder, current administrative rules, and court decisions, and assuming, among other assumptions, that the variable annuity contracts or variable life insurance policies funded by insurance company separate accounts that hold shares of the Funds (for purposes of this paragraph, each a “contract” and collectively, the “contracts”) and the insurance companies issuing the contracts are properly structured under Subchapter L of the Code, the Reorganization will not be a taxable event for contract owners (the “Tax Opinion”). The Tax Opinion will be based on certain factual certifications made by officers of the Trust, on behalf of each Fund and will also be based on reasonable assumptions. The Tax Opinion may state that it is not a guarantee that the tax consequences of the Reorganization will be as described above, and that there is no assurance that the Internal Revenue Service or a court would agree with the opinion.

  On or before the Closing Date, and before effecting the Reorganization described herein, the Trust shall have received a satisfactory written opinion of legal counsel as to such transaction that the securities to be issued in connection with such transaction have been duly authorized and, when issued in accordance with this Plan of Reorganization, will have been validly issued and fully paid and will be non-assessable by the Trust on behalf of the Acquiring Fund.

A-3

  In exchange for all of its shares of the Acquired Fund, each shareholder of such Acquired Fund shall receive a number of shares, including fractional shares, of the corresponding share class of the Acquiring Fund equal in dollar value to the number of whole and fractional shares that such shareholder owns in such Acquired Fund. Each shareholder of such Acquired Fund shall thereupon become a shareholder of the Acquiring Fund.
  For purposes of this transaction, the value of the shares of the Acquiring Fund and the Acquired Fund shall be determined as of 4:00 p.m., Eastern Time, on the Closing Date. Those valuations shall be made in the usual manner as provided in the relevant prospectus of the Trust.

  Upon completion of the foregoing transaction (and, notwithstanding anything to the contrary herein, within 24 months of the date hereof), the Acquired Fund shall be terminated and no further shares shall be issued by it. The classes of the Trust’s shares representing such Acquired Fund shall thereupon be closed and the shares previously authorized for those classes shall be reclassified by the Board of Trustees. The Trust’s Board of Trustees and management of the Trust shall take whatever actions may be necessary under Massachusetts law and the 1940 Act to effect the termination of the Acquired Fund.
  The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the proxy statement and related disclosure documents, and the costs and expenses related to the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm will be borne by Jackson National Asset Management, LLC (“JNAM”) whether or not the Reorganization is consummated. No sales or other charges will be imposed on contract owners in connection with the Reorganization. The legal expenses associated with the Reorganization, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this transaction, will also be borne by JNAM.

A copy of the Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts. Notice is hereby given that this instrument is executed on behalf of the Trustees as Trustees, and is not binding on any of the Trustees, officers, or shareholders of the Trust individually, but only binding on the assets and properties of the Acquired Fund or the Acquiring Fund, respectively.

IN WITNESS WHEREOF, the Trust, on behalf of the Acquired Fund and Acquiring Fund, has caused this Plan of Reorganization to be executed and attested in the City of Chicago, State of Illinois, on the date first written above.

JNL SERIES TRUST

By:
Mark D. Nerud, Trustee, President, and Chief Executive Officer

Attest:
Susan S. Rhee, Vice President, Chief Legal Officer, and Secretary

A-4

PLAN OF REORGANIZATION

JNL SERIES TRUST

JNL/Goldman Sachs Dividend Income & Growth Fund

JNL/Vanguard U.S. Stock Market Index Fund

This Plan of Reorganization has been entered into on April 23, 2021, by JNL SERIES TRUST (the “Trust”), Massachusetts business trust, on behalf of its JNL/Goldman Sachs Dividend Income & Growth Fund (the “Acquired Fund”) and its JNL/Vanguard U.S. Stock Market Index Fund (the “Acquiring Fund”).

WHEREAS, the Trust is registered with the U.S. Securities and Exchange Commission in accord with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and has established several separate series of shares (“funds”), with each fund having its own assets and investment policies;

WHEREAS, the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, has determined that participation in the transaction described herein is in the best interests of the Acquired Fund and the Acquiring Fund, and that the interests of the existing shareholders of the Acquired Fund and the Acquiring Fund will not be diluted as a result of the transaction described herein;

WHEREAS, Article II, Section 2.1 of the Trust’s Amended and Restated Declaration of Trust, dated September 25, 2017 (the “Declaration of Trust”), authorizes the Board of Trustees to conduct the business of the Trust and carry on its operations; and

WHEREAS, the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, has approved the reorganization of the Acquired Fund with and into the Acquiring Fund (the “Reorganization”), subject to the approval of the shareholders of the Acquired Fund.

NOW, THEREFORE, all the assets, liabilities, and interests of the Acquired Fund shall be transferred on the Closing Date to the Acquiring Fund, as described below; provided, however, that such transaction shall not occur unless and until this Plan of Reorganization shall have first been approved by a majority of the outstanding voting securities of the Acquired Fund as provided in Section 2(a)(42) of the 1940 Act; and provided further that the Board of Trustees may terminate this Plan of Reorganization at or prior to the Closing Date:

  The Closing Date shall be April 23, 2021, or if the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund or the Acquiring Fund (each, an “Exchange”) is closed to trading or trading thereon is restricted, or trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the judgment of the Board of Trustees, accurate appraisal of the value of either the Acquired Fund’s or the Acquiring Fund’s net assets and/or the net asset value per share of Acquiring Fund shares is impracticable, the Closing Date shall be postponed until the first business day after the day when such trading has been fully resumed and such reporting has been restored;
  The obligations of the Acquired Fund and the Acquiring Fund to complete the transaction described herein shall be subject to receipt by the Acquired Fund and the Acquiring Fund of an opinion of Ropes & Gray LLP dated on the Closing Date (which opinion will be subject to certain qualifications) satisfactory to both parties substantially to the effect that, for U.S. federal income tax purposes, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the “Code”), Treasury regulations promulgated thereunder, current administrative rules, and court decisions, and assuming, among other assumptions, that the variable annuity contracts or variable life insurance policies funded by insurance company separate accounts that hold shares of the Funds (for purposes of this paragraph, each a “contract” and collectively, the “contracts”) and the insurance companies issuing the contracts are properly structured under Subchapter L of the Code, the Reorganization will not be a taxable event for contract owners (the “Tax Opinion”). The Tax Opinion will be based on certain factual certifications made by officers of the Trust, on behalf of each Fund and will also be based on reasonable assumptions. The Tax Opinion may state that it is not a guarantee that the tax consequences of the Reorganization will be as described above, and that there is no assurance that the Internal Revenue Service or a court would agree with the opinion.

  On or before the Closing Date, and before effecting the Reorganization described herein, the Trust shall have received a satisfactory written opinion of legal counsel as to such transaction that the securities to be issued in connection with such transaction have been duly authorized and, when issued in accordance with this Plan of Reorganization, will have been validly issued and fully paid and will be non-assessable by the Trust on behalf of the Acquiring Fund.
A-5

  In exchange for all of its shares of the Acquired Fund, each shareholder of such Acquired Fund shall receive a number of shares, including fractional shares, of the corresponding share class of the Acquiring Fund equal in dollar value to the number of whole and fractional shares that such shareholder owns in such Acquired Fund. Each shareholder of such Acquired Fund shall thereupon become a shareholder of the Acquiring Fund.
  For purposes of this transaction, the value of the shares of the Acquiring Fund and the Acquired Fund shall be determined as of 4:00 p.m., Eastern Time, on the Closing Date. Those valuations shall be made in the usual manner as provided in the relevant prospectus of the Trust.

  Upon completion of the foregoing transaction (and, notwithstanding anything to the contrary herein, within 24 months of the date hereof), the Acquired Fund shall be terminated and no further shares shall be issued by it. The classes of the Trust’s shares representing such Acquired Fund shall thereupon be closed and the shares previously authorized for those classes shall be reclassified by the Board of Trustees. The Trust’s Board of Trustees and management of the Trust shall take whatever actions may be necessary under Massachusetts law and the 1940 Act to effect the termination of the Acquired Fund.
  The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the proxy statement and related disclosure documents, and the costs and expenses related to the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm will be borne by Jackson National Asset Management, LLC (“JNAM”) whether or not the Reorganization is consummated. No sales or other charges will be imposed on contract owners in connection with the Reorganization. The legal expenses associated with the Reorganization, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this transaction, will also be borne by JNAM.

A copy of the Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts. Notice is hereby given that this instrument is executed on behalf of the Trustees as Trustees, and is not binding on any of the Trustees, officers, or shareholders of the Trust individually, but only binding on the assets and properties of the Acquired Fund or the Acquiring Fund, respectively.

IN WITNESS WHEREOF, the Trust, on behalf of the Acquired Fund and Acquiring Fund, has caused this Plan of Reorganization to be executed and attested in the City of Chicago, State of Illinois, on the date first written above.

JNL SERIES TRUST

By:
Mark D. Nerud, Trustee, President, and Chief Executive Officer

Attest:
Susan S. Rhee, Vice President, Chief Legal Officer, and Secretary

A-6

PLAN OF REORGANIZATION

JNL SERIES TRUST

JNL/Goldman Sachs Total Yield Fund

JNL/Vanguard U.S. Stock Market Index Fund

This Plan of Reorganization has been entered into on April 23, 2021, by JNL SERIES TRUST (the “Trust”), Massachusetts business trust, on behalf of its JNL/Goldman Sachs Total Yield Fund (the “Acquired Fund”) and its JNL/Vanguard U.S. Stock Market Index Fund (the “Acquiring Fund”).

WHEREAS, the Trust is registered with the U.S. Securities and Exchange Commission in accord with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and has established several separate series of shares (“funds”), with each fund having its own assets and investment policies;

WHEREAS, the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, has determined that participation in the transaction described herein is in the best interests of the Acquired Fund and the Acquiring Fund, and that the interests of the existing shareholders of the Acquired Fund and the Acquiring Fund will not be diluted as a result of the transaction described herein;

WHEREAS, Article II, Section 2.1 of the Trust’s Amended and Restated Declaration of Trust, dated September 25, 2017 (the “Declaration of Trust”), authorizes the Board of Trustees to conduct the business of the Trust and carry on its operations; and

WHEREAS, the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, has approved the reorganization of the Acquired Fund with and into the Acquiring Fund (the “Reorganization”), subject to the approval of the shareholders of the Acquired Fund.

NOW, THEREFORE, all the assets, liabilities, and interests of the Acquired Fund shall be transferred on the Closing Date to the Acquiring Fund, as described below; provided, however, that such transaction shall not occur unless and until this Plan of Reorganization shall have first been approved by a majority of the outstanding voting securities of the Acquired Fund as provided in Section 2(a)(42) of the 1940 Act; and provided further that the Board of Trustees may terminate this Plan of Reorganization at or prior to the Closing Date:

  The Closing Date shall be April 23, 2021, or if the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund or the Acquiring Fund (each, an “Exchange”) is closed to trading or trading thereon is restricted, or trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the judgment of the Board of Trustees, accurate appraisal of the value of either the Acquired Fund’s or the Acquiring Fund’s net assets and/or the net asset value per share of Acquiring Fund shares is impracticable, the Closing Date shall be postponed until the first business day after the day when such trading has been fully resumed and such reporting has been restored;
  The obligations of the Acquired Fund and the Acquiring Fund to complete the transaction described herein shall be subject to receipt by the Acquired Fund and the Acquiring Fund of an opinion of Ropes & Gray LLP dated on the Closing Date (which opinion will be subject to certain qualifications) satisfactory to both parties substantially to the effect that, for U.S. federal income tax purposes, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the “Code”), Treasury regulations promulgated thereunder, current administrative rules, and court decisions, and assuming, among other assumptions, that the variable annuity contracts or variable life insurance policies funded by insurance company separate accounts that hold shares of the Funds (for purposes of this paragraph, each a “contract” and collectively, the “contracts”) and the insurance companies issuing the contracts are properly structured under Subchapter L of the Code, the Reorganization will not be a taxable event for contract owners (the “Tax Opinion”). The Tax Opinion will be based on certain factual certifications made by officers of the Trust, on behalf of each Fund and will also be based on reasonable assumptions. The Tax Opinion may state that it is not a guarantee that the tax consequences of the Reorganization will be as described above, and that there is no assurance that the Internal Revenue Service or a court would agree with the opinion.

  On or before the Closing Date, and before effecting the Reorganization described herein, the Trust shall have received a satisfactory written opinion of legal counsel as to such transaction that the securities to be issued in connection with such transaction have been duly authorized and, when issued in accordance with this Plan of Reorganization, will have been validly issued and fully paid and will be non-assessable by the Trust on behalf of the Acquiring Fund.

A-7

  In exchange for all of its shares of the Acquired Fund, each shareholder of such Acquired Fund shall receive a number of shares, including fractional shares, of the corresponding share class of the Acquiring Fund equal in dollar value to the number of whole and fractional shares that such shareholder owns in such Acquired Fund. Each shareholder of such Acquired Fund shall thereupon become a shareholder of the Acquiring Fund.
  For purposes of this transaction, the value of the shares of the Acquiring Fund and the Acquired Fund shall be determined as of 4:00 p.m., Eastern Time, on the Closing Date. Those valuations shall be made in the usual manner as provided in the relevant prospectus of the Trust.

  Upon completion of the foregoing transaction (and, notwithstanding anything to the contrary herein, within 24 months of the date hereof), the Acquired Fund shall be terminated and no further shares shall be issued by it. The classes of the Trust’s shares representing such Acquired Fund shall thereupon be closed and the shares previously authorized for those classes shall be reclassified by the Board of Trustees. The Trust’s Board of Trustees and management of the Trust shall take whatever actions may be necessary under Massachusetts law and the 1940 Act to effect the termination of the Acquired Fund.
  The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the proxy statement and related disclosure documents, and the costs and expenses related to the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm will be borne by Jackson National Asset Management, LLC (“JNAM”) whether or not the Reorganization is consummated. No sales or other charges will be imposed on contract owners in connection with the Reorganization. The legal expenses associated with the Reorganization, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this transaction, will also be borne by JNAM.

A copy of the Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts. Notice is hereby given that this instrument is executed on behalf of the Trustees as Trustees, and is not binding on any of the Trustees, officers, or shareholders of the Trust individually, but only binding on the assets and properties of the Acquired Fund or the Acquiring Fund, respectively.

IN WITNESS WHEREOF, the Trust, on behalf of the Acquired Fund and Acquiring Fund, has caused this Plan of Reorganization to be executed and attested in the City of Chicago, State of Illinois, on the date first written above.

JNL SERIES TRUST

By:
Mark D. Nerud, Trustee, President, and Chief Executive Officer

Attest:
Susan S. Rhee, Vice President, Chief Legal Officer, and Secretary

A-8

APPENDIX B

More Information on Strategies and Risk Factors

Acquired Fund

JNL/Goldman Sachs Competitive Advantage Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is capital appreciation.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in the stock of anywhere from 30 to 90 distinct companies (generally ranging from 35 to 50 distinct companies) included in the S&P 500® Index that are believed to have superior profitability, as measured by return on invested capital, and trade at relatively attractive valuations. Goldman Sachs Asset Management, L.P. (“GSAM”) excludes stocks it views as lower quality using the S&P Quality Rankings.

The Fund is comprised of three distinct sub-portfolios, each of which selects 30 company names and rebalances on a separate date. The 30 names included in a sub-portfolio could overlap with some or all of the names in any of the other sub-portfolios. The sub-portfolios separately are selected and rebalance on or about the first business day of March, September or December of each year (the “Stock Selection Dates”). Additionally, on or about the first business day of December of each year, the Fund rebalances the size of the three separate sub-portfolios to ensure equal weighting of the sub-portfolios. GSAM and Mellon Investments Corporation (collectively, “Sub-Advisers”) generally use a buy and hold strategy, executing trades only on or around each stock selection date, when cash flow activity occurs in the Fund and for dividend reinvestment purposes. GSAM will choose only one share class of a company to be represented in the Fund if the stock selection model selects multiple share classes of the same company.

Between each of the Stock Selection Dates, when cash inflows and outflows require, the Sub-Advisers make new purchases and sales of stocks of the 30 or more selected companies in approximately the same proportion that such stocks are then held in the Fund determined based on market value.

Companies, which as of the Stock Selection Dates S&P Dow Jones Indices LLC has announced will be removed from the S&P 500, will be removed from the universe of securities from which the Fund stocks are selected.

S&P Quality Rankings

Growth and stability of earnings and dividends are deemed key elements in establishing earnings and dividend rankings for common stocks. This process also takes into consideration certain adjustments and modifications deemed desirable in establishing such rankings. The final score for each stock is measured against a scoring matrix determined by an internal analysis of the scores of a large and representative sample of stocks. The range of scores in the array of this sample has been aligned with the following ladder of rankings:

A+	Highest	B-	Lower
A	High	C	Lowest
A-	Above Average	D	In Reorganization
B+	Average	NR	Not Ranked
B	Below Average

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 25% of the Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation.  Any amount that cannot be allocated to a particular industry because of the 25% limitation will instead be allocated among the remaining portfolio securities.

The Fund may invest in a combination of exchange-traded funds (“ETFs”) to assist with fund re-balances and to meet redemption or purchase requests.

B-1

The Fund may invest in financial futures, a type of derivative, to obtain market exposure consistent with the Fund’s investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Advisers' investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Accounting risk
•	Company risk
•	Equity securities risk
•	Market risk
•	Model risk
•	Stock risk
•	Concentration risk
•	Sector risk
•	Investment style risk
•	Large-capitalization investing risk
•	Limited management, trading cost and rebalance risk
•	Managed portfolio risk
•	Financial services risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Derivatives risk
•	Exchange-traded funds investing risk
•	Forward and futures contract risk
•	Passive investment risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the Fund’s Statement of Additional Information.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). To effectively manage cash inflows and outflows, the Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Government Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act. The Fund may also invest to some degree in money market instruments.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Investment strategy risk
•	Liquidity risk
•	Redemption risk
•	Portfolio turnover risk
•	Expense risk
•	Cybersecurity risk
•	Temporary defensive positions and large cash positions risk

B-2

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The Fund’s Statement of Additional Information has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

Acquired Fund

JNL/Goldman Sachs Intrinsic Value Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is capital appreciation.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in the stocks of anywhere from 30 to 90 distinct companies (generally ranging from 45 to 60 distinct companies) included in the S&P 500® Index that generate strong free cash flows and sell at relatively attractive valuations.

Goldman Sachs Asset Management, L.P. (“GSAM”) excludes companies in the Financials sector from the selection. GSAM incorporates S&P Quality Rankings and S&P Global Ratings in the selection process. GSAM will choose only one share class of a company to be represented in the Fund if the stock selection model selects multiple share classes of the same company.

The Fund is comprised of three distinct sub-portfolios, each of which selects 30 company names and rebalances on a separate date. The 30 names included in a sub-portfolio could overlap with some or all of the names in any of the other sub-portfolios. The sub-portfolios separately are selected and rebalance on or about the first business day of March, September or December of each year (the “Stock Selection Dates”). Additionally, on or about the first business day of December of each year, the Fund rebalances the size of the three separate sub-portfolios to ensure equal weighting of the sub-portfolios. GSAM and Mellon Investments Corporation (collectively, “Sub-Advisers”) generally use a buy and hold strategy, executing trades only on or around each stock selection date, when cash flow activity occurs in the Fund and for dividend reinvestment purposes.

Between each of the Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of stocks of the 30 or more selected companies in approximately the same proportion that such stocks are then held in the Fund determined based on market value.

Companies, which as of the Stock Selection Dates S&P Dow Jones Indices LLC has announced will be removed from the S&P 500, will be removed from the universe of securities from which the Fund stocks are selected.

S&P Quality Rankings

Growth and stability of earnings and dividends are deemed key elements in establishing earnings and dividend rankings for common stocks. This process also takes into consideration certain adjustments and modifications deemed desirable in establishing such rankings. The final score for each stock is measured against a scoring matrix determined by an internal analysis of the scores of a large and representative sample of stocks. The range of scores in the array of this sample has been aligned with the following ladder of rankings:

A+	Highest	B-	Lower
A	High	C	Lowest
A-	Above Average	D	In Reorganization
B+	Average	NR	Not Ranked
B	Below Average

B-3

S&P Global Ratings Issuer Credit Ratings

S&P Global Ratings Issuer Credit Ratings (also known as credit ratings) express opinions about the ability and willingness of an issuer to meet its financial obligations in full and on time. Credit ratings can also be used to determine the credit quality of an individual debt issue, such a corporate or municipal bond, and the relative likelihood that the issue may default. Credit ratings are not an absolute measure of default probability, since there are future events that cannot be foreseen. Credit ratings are not intended as guarantees of credit quality or as exact measures of the probability that a particular issuer or debt issue will default.

S&P Global Ratings Issuer Credit Ratings opinions are based on analysis by experienced professionals who evaluate and interpret information received from issuers and other available sources to form a considered opinion. S&P Global Ratings analysts obtain information from public reports, as well as from interviews and discussions with the issuer’s management. They use that information and apply their analytical judgment to assess the entity’s financial condition, operation performance, policies and risk management strategies.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 25% of the Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation. Any amount that cannot be allocated to a particular industry because of the 25% limitation will instead be allocated among the remaining portfolio securities.

The Fund may invest in a combination of exchange-traded funds (“ETFs”) to assist with fund re-balances and to meet redemption or purchase requests.

The Fund may invest in financial futures, a type of derivative, to obtain market exposure consistent with the Fund’s objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Advisers' investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Accounting risk
•	Company risk
•	Equity securities risk
•	Market risk
•	Model risk
•	Stock risk
•	Concentration risk
•	Sector risk
•	Investment style risk
•	Large-capitalization investing risk
•	Limited management, trading cost and rebalance risk
•	Managed portfolio risk
•	Portfolio turnover risk
•	Financial services risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Derivatives risk
•	Exchange-traded funds investing risk
•	Forward and futures contract risk
•	Passive investment risk

B-4

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the Fund’s Statement of Additional Information.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). To effectively manage cash inflows and outflows, the Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Government Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act. The Fund may also invest to some degree in money market instruments.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Investment strategy risk
•	Liquidity risk
•	Redemption risk
•	Portfolio turnover risk
•	Expense risk
•	Cybersecurity risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The Fund’s Statement of Additional Information has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

Acquired Fund

JNL/Goldman Sachs Dividend Income & Growth Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is primarily capital appreciation with a secondary focus on current income.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in the stocks of anywhere from 33 to 99 distinct companies (generally ranging from 35 to 50 distinct companies) included in the S&P 500 Index that have attractive dividend yields and strong capital structures as determined by Goldman Sachs Asset Management, L.P. (“GSAM”). The holdings in the portfolio are selected from all 11 sectors of the economy identified in the S&P 500 Index.

GSAM incorporates S&P Quality Rankings and S&P Global Ratings in the selection process. GSAM will choose only one share class of a company to be represented in the Fund if the stock selection model selects multiple share classes of the same company.

The Fund is comprised of three distinct sub-portfolios, each of which selects 33 company names and rebalances on a separate date. The 33 names included in a sub-portfolio could overlap with some or all of the names in any of the other sub-portfolios. The sub-portfolios separately are selected and rebalance on or about the first business day of March, September or December of each year (the “Stock Selection Dates”). Additionally, on or about the first business day of December of each year, the Fund rebalances the size of the three separate sub-portfolios to ensure equal weighting of the sub-portfolios. GSAM and Mellon Investments Corporation (collectively, “Sub-Advisers”) generally use a buy and hold strategy, executing trades only on or around each stock selection date, when cash flow activity occurs in the Fund and for dividend reinvestment purposes.

B-5

Between each of the Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of stocks of the 33 selected companies in approximately the same proportion that such stocks are then held in the Fund determined based on market value.

Companies, which as of the Stock Selection Dates S&P Dow Jones Indices LLC has announced will be removed from the S&P 500 Index, will be removed from the universe of securities from which the Fund stocks are selected.

S&P Quality Rankings

Growth and stability of earnings and dividends are deemed key elements in establishing earnings and dividend rankings for common stocks. This process also takes into consideration certain adjustments and modifications deemed desirable in establishing such rankings. The final score for each stock is measured against a scoring matrix determined by an internal analysis of the scores of a large and representative sample of stocks. The range of scores in the array of this sample has been aligned with the following ladder of rankings:

A+	Highest	B-	Lower
A	High	C	Lowest
A-	Above Average	D	In Reorganization
B+	Average	NR	Not Ranked
B	Below Average

S&P Global Ratings Issuer Credit Ratings

S&P Global Ratings Issuer Credit Ratings (also known as credit ratings) express opinions about the ability and willingness of an issuer to meet its financial obligations in full and on time. Credit ratings can also be used to determine the credit quality of an individual debt issue, such a corporate or municipal bond, and the relative likelihood that the issue may default. Credit ratings are not an absolute measure of default probability, since there are future events that cannot be foreseen. Credit ratings are not intended as guarantees of credit quality or as exact measures of the probability that a particular issuer or debt issue will default.

S&P Global Ratings Issuer Credit Ratings opinions are based on analysis by experienced professionals who evaluate and interpret information received from issuers and other available sources to form a considered opinion. S&P Global Ratings analysts obtain information from public reports, as well as from interviews and discussions with the issuer’s management. They use that information and apply their analytical judgment to assess the entity’s financial condition, operation performance, policies and risk management strategies.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 25% of the Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation.  Any amount that cannot be allocated to a particular industry because of the 25% limitation will instead be allocated among the remaining portfolio securities.

The Fund may lend its securities to increase its income.

The Fund may invest in a combination of exchange-traded funds (“ETFs”) to assist with fund re-balances and to meet redemption or purchase requests.

The Fund may invest in financial futures, a type of derivative, to obtain market exposure consistent with the Fund’s investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Advisers' investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

B-6

•	Accounting risk
•	Company risk
•	Equity securities risk
•	Market risk
•	Model risk
•	Stock risk
•	Concentration risk
•	Sector risk
•	Investment style risk
•	Large-capitalization investing risk
•	Limited management, trading cost and rebalance risk
•	Managed portfolio risk
•	Financial services risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Derivatives risk
•	Exchange-traded funds investing risk
•	Forward and futures contract risk
•	Passive investment risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the Fund’s Statement of Additional Information.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). To effectively manage cash inflows and outflows, the Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Government Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act. The Fund may also invest to some degree in money market instruments.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Investment strategy risk
•	Liquidity risk
•	Redemption risk
•	Portfolio turnover risk
•	Expense risk
•	Cybersecurity risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The Fund’s Statement of Additional Information has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

B-7

Acquired Fund

JNL/Goldman Sachs Total Yield Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is capital appreciation.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in the stocks of anywhere from 30 to 90 distinct companies (generally ranging from 40 to 65 distinct companies) included in the S&P 500 Index that generate positive cash flow and have a strong track record (as determined by Goldman Sachs Asset Management, L.P. (“GSAM”)) of returning cash to investors, such as through dividends, share repurchases or debt retirement.

GSAM excludes companies in the Banks and Utilities subsectors. GSAM incorporates positive profits measures and S&P Quality Rankings in its selection process. GSAM will choose only one share class of a company to be represented in the Fund if the stock selection model selects multiple share classes of the same company.

The Fund is comprised of three distinct sub-portfolios, each of which selects 30 names and rebalances on a separate date. The 30 names included in a sub-portfolio could overlap with some or all of the names in any of the other sub-portfolios. The sub-portfolios separately are selected and rebalance on or about the first business day of March, September or December of each year (the “Stock Selection Dates”). Additionally, on or about the first business day of December of each year, the Fund rebalances the size of the three separate sub-portfolios to ensure equal weighting of the sub-portfolios. GSAM and Mellon Investments Corporation (collectively, “Sub-Advisers”) generally use a buy and hold strategy, executing trades only on or around each stock selection date, when cash flow activity occurs in the Fund and for dividend reinvestment purposes.

Between each of the Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of stocks of the 30 or more selected companies in approximately the same proportion that such stocks are then held in the Fund determined based on market value.

Companies, which as of the Stock Selection Dates S&P Dow Jones Indices LLC has announced will be removed from the S&P 500, will be removed from the universe of securities from which the Fund stocks are selected.

S&P Quality Rankings

Growth and stability of earnings and dividends are deemed key elements in establishing earnings and dividend rankings for common stocks. This process also takes into consideration certain adjustments and modifications deemed desirable in establishing such rankings. The final score for each stock is measured against a scoring matrix determined by an internal analysis of the scores of a large and representative sample of stocks. The range of scores in the array of this sample has been aligned with the following ladder of rankings:

A+	Highest	B-	Lower
A	High	C	Lowest
A-	Above Average	D	In Reorganization
B+	Average	NR	Not Ranked
B	Below Average

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 25% of the Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation.  Any amount that cannot be allocated to a particular industry because of the 25% limitation will instead be allocated among the remaining portfolio securities.

The Fund may lend its securities to increase its income.

B-8

The Fund may invest in a combination of exchange-traded funds (“ETFs”) to assist with fund re-balances and to meet redemption or purchase requests.

The Fund may invest in financial futures, a type of derivative, to obtain market exposure consistent with the Fund’s objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Advisers' investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Accounting risk
•	Company risk
•	Equity securities risk
•	Market risk
•	Model risk
•	Stock risk
•	Concentration risk
•	Sector risk
•	Investment style risk
•	Large-capitalization investing risk
•	Limited management, trading cost and rebalance risk
•	Managed portfolio risk
•	Portfolio turnover risk
•	Financial services risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Derivatives risk
•	Exchange-traded funds investing risk
•	Forward and futures contract risk
•	Passive investment risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the Fund’s Statement of Additional Information.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). To effectively manage cash inflows and outflows, the Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Government Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act. The Fund may also invest to some degree in money market instruments.

B-9

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Investment strategy risk
•	Liquidity risk
•	Redemption risk
•	Expense risk
•	Cybersecurity risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The Fund’s Statement of Additional Information has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

Acquiring Fund

JNL/Vanguard U.S. Stock Market Index Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is to seek long-term capital appreciation.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Institutional Class shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are a part of the Vanguard U.S. Stock Index Large-Capitalization Funds, Vanguard U.S. Stock Index Small-Capitalization Funds, and Vanguard U.S. Stock Index Mid-Capitalization Funds (“Vanguard Funds”). Not all Funds of the Vanguard Funds are available as Underlying Funds. Please refer below and to the statutory prospectus for the Vanguard Funds for information, including the related risks of the Vanguard Funds.

Under normal circumstances, the Fund will allocate its assets to the following Underlying Funds:

•	Vanguard Value Index Fund Institutional Shares;
•	Vanguard Growth Index Fund Institutional Shares;
•	Vanguard Large-Cap Index Fund Institutional Shares;
•	Vanguard Total Stock Market Index Fund Institutional Shares;
•	Vanguard Small-Cap Index Fund Institutional Shares; and
•	Vanguard Mid-Cap Index Fund Institutional Shares.

Allocations to the Underlying Funds may vary in a volatile market environment where investment outcomes are expected to remain beyond normal range and when there are significant subscriptions or redemptions.

Within these allocations, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

Each Underlying Fund employs an indexing investment approach designed to passively track the performance of an index. Each of the Vanguard Value Index Fund, Vanguard Growth Index Fund, Vanguard Large-Cap Index Fund, Vanguard Small-Cap Index Fund, and Vanguard Mid-Cap Index Fund attempt to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index. The Vanguard Total Stock Market Index Fund invests by sampling the relevant index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full index in terms of key characteristics. These key characteristics include industry weightings and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

Each Underlying Fund attempts to track the investment performance of a benchmark index that measures the return of a particular market segment. The Total Stock Market Index Fund uses a sampling method of indexing, meaning that such Fund’s advisor, using computer programs, generally selects from the target index a representative sample of securities that will resemble the target index in terms of key characteristics. These include industry weightings, market capitalization, and other financial characteristics of stocks. Each of the Vanguard Value Index Fund, Vanguard Growth Index Fund, Vanguard Large-Cap Index Fund, Vanguard Small-Cap Index Fund, and Vanguard Mid-Cap Index Fund use the replication method of indexing, meaning that each such Fund generally holds the same stocks as its target index and in approximately the same proportions.

B-10

Each Underlying Fund reserves the right to substitute a different index for the index it currently tracks if the current index is discontinued, if the Underlying Fund's agreement with the sponsor of its target index is terminated, or for any other reason determined in good faith by the Underlying Fund’s board of trustees. In any such instance, the substitute index would represent the same market segment as the current index.

Each Underlying Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all, or substantially all, of the stocks that make up the index it tracks. It is not expected that any Underlying Fund will invest more than 5% of its assets in foreign securities.

To track their target indexes as closely as possible, the Underlying Funds attempt to remain fully invested in stocks. To help stay fully invested and to reduce transaction costs, the Underlying Funds may invest, to a limited extent, in derivatives, including equity futures. The Underlying Funds may also use derivatives such as total return swaps to obtain exposure to a stock, a basket of stocks, or an index. Generally speaking, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, a bond, or a currency), a physical asset (such as gold, oil, or wheat), a market index (such as the S&P 500 Index), or a reference rate (such as LIBOR). Investments in derivatives may subject the Underlying Funds to risks different from, and possibly greater than, those of investments directly in the underlying securities or assets. The Underlying Funds will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns.

Some of the Underlying Funds may utilize a number of derivatives in order to execute their investment strategy.

The Fund seeks to achieve long-term capital appreciation through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Underlying Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Index investing risk
•	Passive investment risk
•	Underlying funds risk
•	Market risk
•	Equity securities risk
•	Mid-capitalization and small-capitalization investing risk
•	Investment in other investment companies risk
•	Foreign regulatory risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the Fund’s Statement of Additional Information.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). Each Underlying Fund's daily cash balance may be invested in one or more Vanguard CMT Funds, which are very low-cost money market funds. When investing in a Vanguard CMT Fund, each Underlying Fund bears its proportionate share of the expenses of the CMT Fund in which it invests. Vanguard receives no additional revenue from Underlying Fund assets invested in a Vanguard CMT Fund. Each Underlying Fund may temporarily depart from its normal investment policies and strategies when such Fund's advisor believes that doing so is in the Underlying Fund's best interest, so long as the alternative is consistent with the Underlying Fund's investment objective. For instance, each Underlying Fund may invest beyond its normal limits in derivatives or exchange-traded funds that are consistent with the Underlying Fund's objective when those instruments are more favorably priced or provide needed liquidity, as might be the case when the Underlying Fund receives large cash flows that it cannot prudently invest immediately.

B-11

There may be additional risks that may affect the Fund's ability to achieve its stated investment objective. Those additional risks are:

•	Cybersecurity risk
•	Expense risk
•	Investment strategy risk
•	Liquidity risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Settlement risk
•	Temporary defensive positions and large cash positions risk

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectuses for the Vanguard Funds for the particular information and the risks related to the Underlying Funds.

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks.

In addition, the performance of the Fund depends on the Underlying Funds' Advisers' abilities to effectively implement the investment strategies of the Underlying Funds.

The Fund’s Statement of Additional Information has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

Acquiring Fund (effective April 26, 2021)

JNL/Mellon U.S. Stock Market Index Fund

(formerly, JNL/Vanguard U.S. Stock Market Index Fund)

Class A

Class I

Investment Objective. The investment objective of the Fund is to track the performance of the Morningstar® US Market IndexSM. The Fund is constructed to mirror the Morningstar® US Market IndexSM to provide long-term capital appreciation.

Principal Investment Strategies. The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the Morningstar® US Market IndexSM (“Index”). The Index is comprised of stocks of small, medium, and large capitalization. The Index measures the performance of U.S. securities and targets 97% market capitalization coverage of the investable universe. It is a diversified broad market index. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index. As of December 31, 2019, the full market capitalization range of the Morningstar® US Market IndexSM is $661 million to $1.30 trillion. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long term. The Fund is managed to reflect the composition of the Index and will rebalance as needed to reflect changes in the composition of the Index.

When attempting to replicate a capitalization-weighted index such as the Morningstar® US Market IndexSM, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share prices of the securities owned. The Fund's holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

The Fund may invest in financial futures, a type of derivative that may be used to obtain exposure to a variety of underlying assets, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective. The Fund's use of financial futures is intended to assist replicating the investment performance of the Index.

The Fund may invest in exchange-traded funds (“ETFs”) to assist with Fund rebalances and to meet redemption or purchase requests. The Fund’s holdings are rebalanced on a regular basis to reflect changes in the composition of the Index.

B-12

Mellon Investments Corporation, the Fund’s sub-adviser (“Sub-Adviser”), uses a “passive” or “indexing” approach to try to achieve the Fund’s investment objective. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Equity securities risk
•	Index investing risk
•	Market risk
•	Large-capitalization investing risk
•	Mid-capitalization and small-capitalization investing risk
•	Derivatives risk
•	Exchange-traded funds investing risk
•	Passive investment risk
•	Tracking error risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the Fund’s Statement of Additional Information.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Cybersecurity risk
•	Expense risk
•	Investment strategy risk
•	Liquidity risk
•	Redemption risk
•	Regulatory investment limits risk
•	Securities lending risk
•	Settlement risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

B-13

The Fund’s Statement of Additional Information has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.

Glossary of Risks

Accounting risk – The Fund makes investment decisions, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.

Company risk – Investments in U.S. and foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition. For example, poor earnings performance of a company may result in a decline of its stock price.

Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Industry

Companies within an industry are often faced with the same economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry, and their stock may react similarly and move in unison with these and other market conditions. As a result, stocks within a certain industry in which the Fund invests may be more volatile, and carry greater risk of adverse developments affecting many of the Fund’s holdings, than a mixture of stocks of companies from a wide variety of industries.

Geographic

To the extent that the Fund has a significant level of investment in issuers in particular countries or regions, the Fund’s performance is expected to be closely tied to social, political and economic conditions within those countries or regions and to be more volatile than the performance of more geographically diversified funds. The economies and financial markets of certain regions can be highly interdependent and may decline all at the same time. In addition, certain regions are prone to natural disasters such as earthquakes, volcanoes, droughts or tsunamis and are economically sensitive to environmental events. Such events may have a negative impact on the value of the Fund’s investments in those regions.

Security

The Fund’s portfolio may invest in a limited number of securities. As compared to other Funds, this could subject the Fund to additional risk if one of the portfolio securities declines in price, or if certain sectors of the market experience a downturn. It may take additional time to sell all or part of a Fund’s investment in a particular security, and consequently, concentrating portfolio investments may also limit the ability of the Fund to take advantage of other investment opportunities.

Cybersecurity risk – Cyber attacks could cause business failures or delays in daily processing and the Fund may need to delay transactions, consistent with regulatory requirements, as a result could impact the performance of the Fund. See the “Technology Disruptions” section in this Prospectus.

Derivatives risk – Certain Funds may invest in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to a number of risks described elsewhere in this section, such as leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.

B-14

The Fund’s investment manager must choose the correct derivatives exposure versus the underlying assets to be hedged or the income to be generated, in order to realize the desired results from the investment. The Fund’s investment manager must also correctly predict price, credit or their applicable movements, during the life of a derivative, with respect to the underlying asset in order to realize the desired results from the investment.

The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund’s portfolio. If the Fund’s investment manager uses derivatives in attempting to manage or “hedge” the overall risk of the portfolio, the strategy might not be successful and the Fund may lose money. To the extent that the Fund is unable to close out a position because of market illiquidity or counterparty default, the Fund may not be able to prevent further losses of value in its derivatives holdings and the Fund’s liquidity may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated on its books to cover its obligations under such derivative instruments.

The Fund may also be required to take or make delivery of an underlying instrument that the manager would otherwise have attempted to avoid. Investors should bear in mind that, while a Fund may intend to use derivative strategies on a regular basis, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost or other factors. The Fund’s use of derivative instruments may involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a portion of its assets in these types of instruments, which could cause the Fund’s investment exposure to exceed the value of its portfolio securities and its investment performance could be affected by securities it does not own.

The U.S. Government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The CFTC, SEC and other federal regulators have been tasked with developing the rules and regulations enacting the provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). While certain of the rules are effective, other rules are not yet final and/or effective, so its ultimate impact remains unclear. The Dodd-Frank Act substantially increased regulation of the over-the-counter derivatives market and participants in that market, imposing various requirements on transactions involving instruments that fall within the Dodd-Frank Act’s definition of “swap” and “security-based swap.” It is possible that government regulation of various types of derivative instruments could potentially limit or completely restrict the ability of a Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective. Limits or restrictions applicable to the counterparties with which a Fund engages in derivative transactions could also prevent a Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change availability of certain investments. The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person or entity may hold or control in particular options and futures contracts (and certain related swap positions). All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded and, as a result, the investment manager’s trading decisions may have to be modified or positions held by a Fund may have to be liquidated in order to avoid exceeding such limits. Even if the Fund does not intend to exceed applicable position limits, it is possible that different clients managed by the investment manager or its affiliates may be aggregated for this purpose. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of the Fund.

Under the Dodd-Frank Act, a Fund also may be subject to additional recordkeeping and reporting requirements. In addition, the tax treatment of certain derivatives, such as certain swaps, is unclear under current law and may be subject to future legislation, regulation or administrative pronouncements issued by the IRS. Other future regulatory developments may also impact a Fund’s ability to invest or remain invested in certain derivatives. Legislation or regulation may also change the way in which a Fund itself is regulated. The investment manager cannot predict the effects of any new governmental regulation that may be implemented or the ability of a Fund to use swaps or any other financial derivative product, and there can be no assurance that any new governmental regulation will not adversely affect a Fund’s ability to achieve its investment objective.

B-15

Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Exchange-traded funds investing risk – Most exchange-traded funds (“ETFs”) are investment companies whose shares are purchased and sold on a securities exchange. Generally, an ETF represents a portfolio of securities designed to track a particular market segment or index. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the statutory limitations, subject to certain conditions. A Fund may rely on these exemptive orders to invest in unaffiliated ETFs. An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional mutual fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

In addition, many ETFs invest in securities included in, or representative of, underlying indexes regardless of investment merit or market trends and, therefore, these ETFs do not change their investment strategies to respond to changes in the economy, which means that an ETF may be particularly susceptible to a general decline in the market segment relating to the relevant index. As with traditional mutual funds, ETFs charge asset-based fees. The Funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Funds invest. During periods of market volatility, there may be delays in the pricing of ETFs, and ETF exchange-traded prices may also be subject to volatility, which could cause the Fund to lose money.

Expense risk – Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated in the Fund’s Prospectus. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework; (ii) interest rate changes that may negatively affect financial service businesses; (iii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iv) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (v) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.

Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.

B-16

Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance. In addition, foreign regulatory requirements may increase the cost of transactions in certain countries, and may increase Fund legal and compliance costs.

Forward and futures contract risk – The successful use of forward and futures contracts draws upon the investment manager’s skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (i) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (ii) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the investment manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (vi) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Index investing risk – A Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Market fluctuations can cause the performance of an index to be significantly influenced by a small number of companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, performance of an index may be lower than the performance of funds that actively invest in stocks that comprise the index. Should a Fund engage in index sampling, the performance of the securities selected may not match the performance of the relevant index for a number of reasons, including, but not limited to: the Fund’s expenses, which the index does not bear; changes in securities markets; changes in the composition of the index; the size of the portfolio; the timing of purchases and redemptions of the Fund’s shares; and the costs and investment effects of reallocating a portion of the portfolio to comply with the diversification requirements under the Code. Certain regulatory limitations, such as Fund diversification requirements or foreign regulatory ownership requirements, may limit the ability of a Fund to completely replicate an index.

Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Fund invests. To the extent that shares of the Fund are held by an affiliated fund, the ability of the Fund itself to invest in other investment companies may be limited.

Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.

Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. For example, value funds typically emphasize stocks whose prices are below-average in comparison to earnings and book value, although they may yield above-average dividends. A value stock may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. As another example, growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for, example, growth investing may outperform value investing).

B-17

Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks. In addition, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer preferences. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Limited management, trading cost and rebalance risk – Investing primarily according to specific, mechanical criteria and applied on a specific date each year may prevent a Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies during the year. As a result of this investment strategy, the Fund may be subject to increased risk if one of the selected stocks declines in price or if certain sectors of the market, or economy, experience downturns. This investment strategy may also prevent taking advantage of trading opportunities that may be available to other funds.

Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. An “illiquid investment” is defined as an investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven (7) calendar days or less without the sale or disposition significantly changing the market value of the investment. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. In times of market volatility, certain securities or classes of securities may become illiquid. Government or regulatory actions may decrease market liquidity, and the liquidity for certain securities. Small-capitalization companies and companies domiciled in emerging markets pose greater liquidity and price volatility risks. Certain securities that were liquid when purchased may later become illiquid or less liquid, particularly in times of overall economic distress. Illiquid securities may also be difficult to value, may be required to be fair valued according to the valuation procedures approved by the Board, and may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists. Liquidity risk may also refer to the risk that the Fund will not be able to meet requests to redeem shares issued by a Fund without significant dilution of remaining investors’ interests in the Fund because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. In addition, although the fixed-income securities markets have grown significantly in the last few decades, regulations and business practices have led some financial intermediaries to curtail their capacity to engage in trading (i.e., “market making”) activities for certain debt securities. As a result, dealer inventories of fixed-income securities, which provide an indication of the ability of financial intermediaries to make markets in fixed-income securities, are at or near historic lows relative to market size. Because market makers help stabilize the market through their financial intermediary services, further reductions in dealer inventories could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets.

Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Fund’s manager’s investment techniques could fail to achieve the Fund’s investment objective, or may negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the manager of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Market risk – Stock market risk refers to the fact that stock (equity securities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund. Consequently, a broad-based market drop may also cause a stock’s price to fall.

Bond market risk generally refers to credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer’s credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds will fall. A broad-based market drop may also cause a bond’s price to fall.

B-18

Portfolio securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, or due to factors affecting particular industries represented in the securities markets, such as competitive conditions. Changes in the financial condition of a single issuer can impact a market as a whole, and adverse market conditions may be prolonged and may not have the same impact on all types of securities. In addition, the markets may not favor a particular kind of security, including equity securities or bonds. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Securities of such issuers may lack sufficient market liquidity to conduct transactions at an advantageous time, or without a substantial drop in price. Generally, the smaller the company size, the greater these risks become.

Model risk – Funds that use models bear the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Funds achieve their investment objectives, which may cause a Fund to underperform its benchmark or other funds with a similar investment objective.

Passive investment risk – The Fund is not actively managed. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends. Additionally, an index relies on various third-party sources of information to assess the criteria of issuers included in an index, including information that may be based on assumptions and estimates. Errors in index data, index computations, or the construction of an index in accordance with its methodology may occur from time to time and may not be identified and corrected by an index provider for a period of time or at all, which may have an adverse impact on the Fund and its performance. The Fund, an index provider, and the Adviser do not offer assurances that an index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of an index.

Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

Redemption risk – Large redemption activity could result in the Fund being forced to sell portfolio securities at a loss or before the Adviser or Sub-Adviser would otherwise decide to do so. Large redemption activity in the Fund may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher brokerage commissions, and other transaction costs. It could be difficult for a Fund to meet large redemption requests where there is minimal liquidity in the Fund’s portfolio securities.

Regulatory investment limits risk – The U.S. “Federal Securities Laws” may limit the amount a Fund may invest in certain securities. These limits may be Fund specific or they may apply to the investment manager. As a result of these regulatory limitations under the Federal Securities Laws and the asset management and financial industry business activities of the investment manager and its affiliates, the investment manager and the Fund may be prohibited from or limited in effecting transactions in certain securities. The investment manager and the Fund may encounter trading limitations or restrictions because of aggregation issues or other regulatory requirements. The Federal Securities Laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These regulatory investment limits may increase the Funds’ expenses and may limit the Funds’ performance.

Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment, or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the portfolio managers’ choice of securities within such sector.

B-19

Air transportation sector risk – The air transportation sector can be significantly affected by competition within the industry, domestic and foreign economies, government regulation, labor relations, terrorism, and the price of fuel. Airline deregulation has substantially diminished the government’s role in the air transport sector while promoting an increased level of competition. However, regulations and policies of various domestic and foreign governments can still affect the profitability of individual carriers as well as the entire industry.

Financial services sector risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses, for example sub-prime loans; and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.

Gold-mining companies sector risk – An investment in issuers in the gold-mining sector may be susceptible to financial, economic, political or market events, as well as government regulation, impacting the gold industry. Fluctuations in the price of gold often dramatically affect the profitability of companies in the gold-mining sector.

Health care sector risk – An investment in issuers in the health care sector may be adversely affected by government regulations and government health care programs and increases or decreases in the cost of medical products and services. Health care companies are heavily dependent on patent protection and the expiration of a patent may adversely affect their profitability. Health care companies are also subject to extensive litigation based on product liability and similar claims. Regulatory approvals are generally required before new drugs and medical devices or procedures may be introduced and before the acquisition of additional facilities by health care providers, all of which may be time consuming and costly with no guarantee that any product will come to market. Health care companies are also subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Health care companies may also be thinly capitalized and susceptible to product obsolescence.

Infrastructure companies sector risk – Securities and instruments of infrastructure companies are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies may also be affected by or subject to: regulation by various government authorities; government regulation of rates charged to customers; service interruption due to environmental, operational or other mishaps; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; and general changes in market sentiment toward infrastructure and utilities assets. Other factors that may affect the operations of infrastructure-related companies include innovations in technology, significant changes to the number of ultimate end-users of a company’s products, increased susceptibility to terrorist acts or political actions, risks of environmental damage due, and general changes in market sentiment toward infrastructure and utilities assets.

Natural resource-related securities risk – An investment in natural resource-related securities may be subject to the risks associated with natural resource investments in addition to the general risk of the stock market. Such investments are more vulnerable to the price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agriculture sectors. Such factors may include price fluctuations caused by real and perceived inflationary trends and political developments, the cost assumed by natural resource companies in complying with environmental and safety regulations, changes in supply of, or demand for, various natural resources, changes in energy prices, the success of exploration projects, changes in commodity prices, and special risks associated with natural or man-made disasters. A Fund that invests primarily in companies with natural resource assets is subject to the risk that it may perform poorly during a downturn in natural resource prices.

B-20

Precious metals-related securities risk – Prices of precious metals and of precious metals-related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

Utilities sector risk – Utility company securities are particularly sensitive to interest rate movements; when interest rates rise, the stock prices of these companies tend to fall. The continually changing regulatory environment, at both the state and federal level, has led to greater competition in the industry and the emergence of non-regulated providers as a significant part of the industry, which may make some companies less profitable. Companies in the utilities industry may: (i) be subject to risks associated with the difficulty of obtaining adequate returns on invested capital in spite of frequent rate increases and of financing large construction programs during periods of inflation; (ii) face restrictions on operations and increased costs due to environmental and safety regulations, including increased fuel costs; (iii) find that existing plants and equipment or products have been rendered obsolete by technical innovations; (iv) confront challenging environmental conditions, including natural or man-made disasters; (v) tackle difficulties of the capital markets in absorbing utility debt and equity securities; (vi) incur risks associated with the operation of nuclear power plants; and (vii) face the effects of energy conservation and other factors affecting the level of demand for services. Government regulators monitor and control utility revenues and costs, and therefore may limit utility profits. The deregulation of certain utility companies may eliminate restrictions on profits, but may also subject these companies to greater risks of loss. Adverse regulatory changes could prevent or delay utilities from passing along cost increases to customers, which could hinder a utility’s ability to meet its obligations to its suppliers. Furthermore, regulatory authorities, which may be subject to political and other pressures, may not grant future rate increases, or may impose accounting or operational policies, any of which could affect a company's profitability and the value of its securities. In addition, federal, state and municipal governmental authorities may review existing construction projects, and impose additional, regulations governing the licensing, construction and operation of power plants. Any of these factors could result in a material adverse impact on the Fund’s holdings and the performance of the Fund and, to the extent a Fund is concentrated in the utilities sector, any potential material adverse impact may be magnified.

Securities lending risk – The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss or delays in recovery of the loaned security or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund may pay lending fees to a party arranging the loan. See the “Lending of Portfolio Securities” section in this Prospectus.

Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Delayed settlement may affect a Fund’s liquidity due to the timing and receipt of the proceeds from the sale of that security. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. It may take longer than seven days for transactions in loans to settle. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.

Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

B-21

Temporary defensive positions and large cash positions risk – In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, and Sub-Adviser transitions, and/or Fund mergers or rebalances, the Fund may temporarily hold all or a significant portion, without limitation, of its assets in cash, cash equivalents, affiliated and unaffiliated money market funds, or high-quality debt instruments. During periods in which the Fund employs such a temporary defensive strategy or holds large cash positions, it will not be pursuing, and will not achieve, its investment objective. Taking a defensive or large cash position may reduce the potential for appreciation of the portfolio and may affect performance.

Tracking error risk – Tracking error is the divergence of the Fund’s performance from that of the Index. The Fund’s return may not track the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the Investment Company Act of 1940, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.

Underlying funds risk – The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved. The extent to which the investment performance and risks associated with the Fund correlates to those of a particular Underlying Fund will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the Underlying Fund, which will vary. The Fund also will bear its pro-rata portion of the operating expenses of the Underlying Funds, including Management and Administrative Fees and 12b-1 fees.

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STATEMENT OF ADDITIONAL INFORMATION

February 11, 2021

JNL SERIES TRUST

JNL/Goldman Sachs Competitive Advantage Fund

JNL/Goldman Sachs Intrinsic Value Fund

JNL/Goldman Sachs Dividend Income & Growth Fund

JNL/Goldman Sachs Total Yield Fund

(each a series of JNL Series Trust)

(each, an “Acquired Fund” and together, the “Acquired Funds”)

AND

JNL/Vanguard U.S. Stock Market Index Fund

(a series of JNL Series Trust)

(the “Acquiring Fund”)

1 Corporate Way
Lansing, Michigan 48951
(517) 381-5500

Acquisition of the assets and assumption of the liabilities of:	By and in exchange for shares of:
JNL/Goldman Sachs Competitive Advantage Fund	JNL/Vanguard U.S. Stock Market Index Fund
JNL/Goldman Sachs Intrinsic Value Fund	JNL/Vanguard U.S. Stock Market Index Fund
JNL/Goldman Sachs Dividend Income & Growth Fund	JNL/Vanguard U.S. Stock Market Index Fund
JNL/Goldman Sachs Total Yield Fund	JNL/Vanguard U.S. Stock Market Index Fund

This Statement of Additional Information (the “SAI”) relates specifically to the proposed reorganization of each Acquired Fund into the Acquiring Fund under which the Acquiring Fund would acquire all of the assets of the Acquired Funds in exchange solely for shares of the Acquiring Fund and that Acquiring Fund’s assumption of all of the Acquired Funds’ liabilities (the “Reorganizations”). This SAI is available to separate accounts, registered investment companies, and non-qualified plans of Jackson National Life Insurance Company or Jackson National Life Insurance Company of New York with amounts allocated to the Acquired Funds and to other shareholders of the Acquired Funds as of January 29, 2021.

This SAI consists of the cover page, the information set forth below and the following described documents, each of which is incorporated by reference herein and accompanies this SAI:

ollowing documents have been filed with the SEC and are incorporated by reference into this Combined Proxy Statement/Prospectus:

(1)	The Acquired Funds' and the Acquiring Fund's Statement of Additional Information of the Trust, each dated April 27, 2020, as supplemented (File Nos. 033-87244 and 811-08894);

(2)	The Annual Report to Shareholders of the Acquired Funds and Acquiring Fund for the fiscal year ended December 31, 2019 (File Nos. 033-87244 and 811-08894);

(3)	The Semi-Annual Report to Shareholders of the Acquired Funds and Acquiring Fund for the period ended June 30, 2020 (File Nos. 033-87244 and 811-08894);

This SAI is not a prospectus. A Combined Proxy Statement and Prospectus dated February 11, 2021, relating to the Reorganizations (the “Combined Proxy Statement/Prospectus”) may be obtained at no charge by calling 1-800-644-4565 (Jackson Service Center), 1-800-599-5651 (Jackson NY Service Center), by writing JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814 or by visiting www.jackson.com. This SAI should be read in conjunction with the Combined Proxy Statement/Prospectus.

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PRO FORMA FINANCIAL INFORMATION

Each of the JNL/Goldman Sachs Competitive Advantage Fund, JNL/Goldman Sachs Intrinsic Value Fund, JNL/Goldman Sachs Dividend Income & Growth Fund, and JNL/Goldman Sachs Total Yield Fund merging into JNL/Vanguard U.S. Stock Market Index Fund

The unaudited pro forma information provided herein should be read in conjunction with the annual and semi-annual reports of JNL/Goldman Sachs Competitive Advantage Fund (the “Competitive Advantage Fund”), JNL/Goldman Sachs Intrinsic Value Fund (the “Intrinsic Value Fund”), JNL/Goldman Sachs Dividend Income & Growth Fund (the “Dividend Income & Growth Fund”), and JNL/Goldman Sachs Total Yield Fund (the “Total Yield Fund” and, together with the Competitive Advantage Fund, Intrinsic Value Fund, and Dividend Income & Growth Fund, the “Acquired Funds”) and JNL/Vanguard U.S. Stock Market Index Fund (“Vanguard U.S. Stock Market Index Fund” or the “Acquiring Fund”) dated December 31, 2019 and June 30, 2020, respectively. All shareholder reports are on file with the SEC and are available at no charge.

The unaudited pro forma information set forth below for the twelve months ended June 30, 2020, is intended to present supplemental data as if the proposed reorganizations (the “Reorganizations”) of the Acquired Funds into the Acquiring Fund (collectively, the “Funds”) had occurred as of July 1, 2019. The Reorganizations are intended to combine the Acquired Funds with a similar fund currently advised by Jackson National Asset Management, LLC (“JNAM”). The Funds are advised by JNAM. JNAM is also the administrator and fund accounting agent for the Funds. The Funds’ distributor is an affiliate of JNAM. Subject to shareholder approval, the Reorganizations are expected to be effective as of the close of business on April 23, 2021, or on such later date as may be deemed necessary in the judgment of the Board of Trustees (the “Board”) of the JNL Series Trust (the “Trust”) in accordance with the Plans of Reorganization (the “Closing Date”).

The Reorganizations provide for the acquisition of all the assets and all the liabilities of the Acquired Funds by the Acquiring Fund, in exchange for shares of the Acquiring Fund at net asset value. Following the Reorganizations, the Acquiring Fund will be the accounting and performance survivor. As a result of the Reorganizations, shareholders of the Acquired Funds would become shareholders of the Acquiring Fund.

The costs and expenses associated with the Reorganizations relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Internal Revenue Code of 1986, as amended, (the “Code”) of the tax treatment of these transactions, as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm will be borne by JNAM whether or not any, some, or all of the Reorganizations are consummated. No sales or other charges will be imposed on Contract Owners in connection with the Reorganizations.

It is currently anticipated that approximately 11.21% of the Competitive Advantage Fund’s holdings, 3.33% of the Intrinsic Value Fund’s holdings, 10.17% of the Dividend Income & Growth Fund’s holdings, and 3.54% of the Total Yield Fund’s holdings will be transferred to the Acquiring Fund in connection with the Reorganizations and that, prior to the Reorganizations, approximately 88.79% of the Competitive Advantage Fund’s holdings, 96.67% of the Intrinsic Value Fund’s holdings, 89.83% of the Dividend Income & Growth Fund’s holdings, an96.46% of the Total Yield Fund’s holdings will be aligned or sold. Each of the Acquired Funds will bear its proportionate share of the transaction expenses associated with the Reorganizations, which typically include, but are not limited to, trade commissions, related fees and taxes, and any foreign exchange spread costs, where applicable (the “Transaction Costs”). Such Transaction Costs for Proposal 1 are estimated to be $161,263 (0.007% of net assets). Such Transaction Costs for Proposal 2 are estimated to be $252,038 0.01% of net assets). Such Transaction Costs for Proposal 3 are estimated to be $477,847 (0.01% of net assets). Such Transaction Costs for Proposal 4 are estimated to be $222,310 (0.01% of net assets).

The Funds currently have the same adviser, administrator, distributor, fund accounting agent, and custodian but only the Acquired Funds are sub-advised by investment sub-advisers. The sub-advisers for the Acquired Funds are Goldman Sachs Asset Management, LP and Mellon Investments Corporation. Each service provider has entered into an agreement with JNAM which governs the provision of services to the Funds. Such agreements contain the same or substantially similar terms with respect to each Fund. As noted above, certain of these agreements are between the Funds and JNAM or JNAM’s affiliates (“Related Parties”), and fees paid to the Related Parties include the payment of management fees, administrative fees, and 12b-1 fees.

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As of June 30, 2020, the net assets of the Competitive Advantage Fund and the Acquiring Fund (together, the “Proposal 1 Combined Fund”) were $2.14 billion and $623.97 million, respectively. The net assets of the pro forma Proposal 1 Combined Fund as of June 30, 2020 would have been $2.76 billion (net of estimated transaction expenses) had the Reorganization occurred on that date. The actual net assets of the Competitive Advantage Fund and the Acquiring Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares. No assurance can be given as to how many shares of the Acquiring Fund will be received by shareholders of the Competitive Advantage Fund on the Closing Date.

As of June 30, 2020, the net assets of the Intrinsic Value Fund and the Acquiring Fund (together, the “Proposal 2 Combined Fund”) were $1.80 billion and $623.97 million, respectively. The net assets of the pro forma Proposal 2 Combined Fund as of June 30, 2020 would have been $2.42 billion (net of estimated transaction expenses) had the Reorganization occurred on that date. The actual net assets of the Intrinsic Value Fund and the Acquiring Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares. No assurance can be given as to how many shares of the Acquiring Fund will be received by shareholders of the Intrinsic Value Fund on the Closing Date.

As of June 30, 2020, the net assets of the Dividend Income & Growth Fund and the Acquiring Fund (together, the “Proposal 3 Combined Fund”) were $4.00 billion and $623.97 million, respectively. The net assets of the pro forma Proposal 3 Combined Fund as of June 30, 2020 would have been $4.62 billion (net of estimated transaction expenses) had the Reorganization occurred on that date. The actual net assets of the Dividend Income & Growth Fund and the Acquiring Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares. No assurance can be given as to how many shares of the Acquiring Fund will be received by shareholders of the Dividend Income & Growth Fund on the Closing Date.

As of June 30, 2020, the net assets of the Total Yield Fund and the Acquiring Fund (together, the “Proposal 4 Combined Fund”) were $1.56 billion and $623.97 million, respectively. The net assets of the pro forma Proposal 4 Combined Fund as of June 30, 2020 would have been $2.18 billion (net of estimated transaction expenses) had the Reorganization occurred on that date. The actual net assets of the Total Yield Fund and the Acquiring Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares. No assurance can be given as to how many shares of the Acquiring Fund will be received by shareholders of the Total Yield Fund on the Closing Date.

On a pro forma basis for the twelve months ended June 30, 2020, it is projected that the Proposal 1 Combined Fund, Proposal 2 Combined Fund, Proposal 3 Combined Fund, and Proposal 4 Combined Fund (together, the “Combined Fund”) will incur $12,577,173 less management expenses (-0.11)% as a percentage of average net assets of the Combined Fund) and $4,250,884 more administrative expenses (0.04)% as a percentage of Combined Fund average net assets) in the fiscal year after the Reorganization based on current fees as of June 30, 2020. The Combined Fund will incur $250,000 more other expenses (less than 0.00% as a percentage of Combined Fund average net assets) due to index license fees had the Reorganization occurred on July 1, 2019.The Acquired Funds and Acquiring Fund each pay an administrative fee to JNAM at the rate of 0.10% of its average daily net assets. The Acquiring Fund will pay an administrative fee to JNAM at the rate of 0.14% of its average daily net assets after the Reorganizations. The administrative expenses, which are paid by JNAM, include routine legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund.  No significant accounting policies will change as a result of the Reorganizations, specifically, policies regarding valuation.

Under the Trust’s valuation policy and procedures, the Board has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of a Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the Investment Company Act of 1940, as amended.

C-3

Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. JNAM has retained an independent statistical fair value pricing service to assist in the fair valuation process for equities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. When fair valuing foreign equity securities, JNAM adjusts the closing prices of foreign portfolio equity securities (except foreign equity securities traded in North America and South America) based upon pricing models provided by a third-party vendor in order to reflect the “fair value” of such securities for purposes of determining a Fund's NAV. Foreign equity securities traded in North America and South America may be fair valued utilizing international adjustment factors in response to local market holidays, exchange closures, or other events as deemed necessary in order to reflect the “fair value” of such securities for purposes of determining a Fund's NAV. If a valuation from a third-party pricing service is unavailable or it is determined that such valuation does not approximate fair market value, debt obligations with remaining maturities of sixty (60) days or less may be valued at their amortized cost, unless it is determined that such practice also does not approximate fair market value.

Debt securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Commodity-linked structured notes and credit linked notes are valued by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE, unless an unexpected disruption on the NYSE and the Funds’ valuation policies require a different approach. Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange. The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third-party price providers. OTC derivatives, including options and swap agreements, are generally valued by approved pricing services. If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including JNAM’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, JNAM may utilize pricing services or other sources, including each Fund’s sub-adviser(s), to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

C-4

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

The Acquiring Fund’s investments in the Underlying Funds are valued at the daily NAV of the applicable Underlying Fund determined as of the close of the NYSE on each valuation date. Valuation of investments by the Underlying Funds is discussed in the shareholder report of the Underlying Funds. FASB ASC Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund's investments under FASB ASC Topic 820 guidance and are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds. Investments in the Underlying Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments. There were no Level 2 or Level 3 investments in these Funds.

Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires JNAM to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Reorganizations are not expected to be taxable events for federal income tax purposes for Contract Owners.

The Acquired Funds and the Acquiring Fund are organized as partnerships and, as such, had no net capital loss carryforwards as of December 31, 2019. If the Reorganizations are consummated, the Combined Fund would seek to continue to be treated as a partnership for U.S. federal income tax purposes, if such qualification is in the best interests of shareholders. Accordingly, no provision for federal income taxes is required.

C-5

APPENDIX D

The information that follows assumes that one, some, or all of the Reorganizations described in Proposal 1, Proposal 2, Proposal 3, and Proposal 4 are approved.

COMPARATIVE FEE AND EXPENSE TABLES

The following tables show the current fees and expenses of each Fund and the estimated pro forma fees and expenses of Class A and Class I shares of the Acquiring Fund after giving effect to the proposed Reorganizations. The fee and expense information is presented as of December 31, 2019. The tables below do not reflect any fees and expenses related to the Contracts, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

Annual Operating Expenses - Proposal 1 and Proposal 2

(expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund: Competitive Advantage Fund		Acquired Fund: Intrinsic Value Fund		Acquiring Fund: Vanguard U.S. Stock Market Index Fund		Pro Forma Vanguard U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganizations in Proposal 1 and Proposal 2 are approved)		Pro Forma Mellon U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganizations in Proposal 1 and Proposal 2 are approved and the strategy change is approved) [5]
	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I
Management Fee	0.26%	0.26%	0.26%	0.26%	0.20%	0.20%	0.17%	0.17%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%
Other Expenses [1]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.15%	0.15%
Acquired Fund Fees and Expenses [2]	0.00%	0.00%	0.00%	0.00%	0.04%	0.04%	0.04%	0.04%	0.00%	0.00%
Total Annual Fund Operating Expenses [3]	0.66%	0.36%	0.66%	0.36%	0.64%	0.34%	0.61%	0.31%	0.60%	0.30%
Less Waiver/ Reimbursement [4]	0.00%	0.00%	0.00%	0.00%	0.04%	0.04%	0.04%	0.04%	0.00%	0.00%
Total Annual Fund Operating Expenses After Waiver/ Reimbursement [3]	0.66%	0.36%	0.66%	0.36%	0.60%	0.30%	0.57%	0.27%	0.60%	0.30%

[1]	"Other Expenses" include an Administrative Fee of 0.10% for the Competitive Advantage Fund, Intrinsic Value Fund and the Vanguard U.S. Stock Market Index Fund, which is payable to JNAM. “Other Expenses” include an Administrative Fee of 0.14% for the Mellon U.S. Stock Market Index Fund, which is payable to JNAM.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the Combined Proxy Statement/Prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information for the Vanguard U.S. Stock Market Index Fund has been restated to reflect current fees.
[4]	JNAM has contractually agreed to waive 0.04% of the management fees of the Vanguard U.S. Stock Market Index Fund. The fee waiver will continue for at least one year from the date of the current prospectus, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.
[5]	Expense information assumes that the Reorganizations in Proposal 1 and Proposal 2 are approved and that the proposals as described herein to be voted upon by shareholders of the Vanguard U.S. Stock Market Index Fund under a separate proxy statement are approved, effective April 26, 2021.

D-1

Annual Operating Expenses - Proposal 1 and Proposal 3

(expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund: Competitive Advantage Fund		Acquired Fund: Dividend Income & Growth Fund		Acquiring Fund: Vanguard U.S. Stock Market Index Fund		Pro Forma Vanguard U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganizations in Proposal 1 and Proposal 3 are approved)		Pro Forma Mellon U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganizations in Proposal 1 and Proposal 3 are approved and the strategy change is approved)[5]
	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I
Management Fee	0.26%	0.26%	0.25%	0.25%	0.20%	0.20%	0.17%	0.17%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%
Other Expenses[1]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.15%	0.15%
Acquired Fund Fees and Expenses[2]	0.00%	0.00%	0.00%	0.00%	0.04%	0.04%	0.04%	0.04%	0.00%	0.00%
Total Annual Fund Operating Expenses[3]	0.66%	0.36%	0.65%	0.35%	0.64%	0.34%	0.61%	0.31%	0.60%	0.30%
Less Waiver/Reimbursement[4]	0.00%	0.00%	0.00%	0.00%	0.04%	0.04%	0.04%	0.04%	0.00%	0.00%
Total Annual Fund Operating Expenses After Waiver/ Reimbursement [3]	0.66%	0.36%	0.65%	0.35%	0.60%	0.30%	0.57%	0.27%	0.60%	0.30%
[1]	"Other Expenses" include an Administrative Fee of 0.10% for the Competitive Advantage Fund, Dividend Income & Growth Fund and the Vanguard U.S. Stock Market Index Fund, which is payable to JNAM. “Other Expenses” include an Administrative Fee of 0.14% for the Mellon U.S. Stock Market Index Fund, which is payable to JNAM.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the Combined Proxy Statement/Prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information for the Vanguard U.S. Stock Market Index Fund has been restated to reflect current fees.
[4]	JNAM has contractually agreed to waive 0.04% of the management fees of the Vanguard U.S. Stock Market Index Fund. The fee waiver will continue for at least one year from the date of the current prospectus, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.
[5]	Expense information assumes that the Reorganizations in Proposal 1 and Proposal 3 are approved and that the proposal as described herein to be voted upon by shareholders of the Vanguard U.S. Stock Market Index Fund under a separate proxy statement are approved, effective April 26, 2021.

Annual Operating Expenses - Proposal 1 and Proposal 4

(expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund: Competitive Advantage Fund		Acquired Fund: Total Yield Fund		Acquiring Fund: Vanguard U.S. Stock Market Index Fund		Pro Forma Vanguard U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganizations in Proposal 1 and Proposal 4 are approved)		Pro Forma Mellon U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganizations in Proposal 1 and Proposal 4 are approved and the strategy change is approved)[5]
	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I
Management Fee	0.26%	0.26%	0.26%	0.26%	0.20%	0.20%	0.18%	0.18%	0.16%	0.16%
Distribution and/or Service (12b-1) Fees	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%
Other Expenses	0.10%	0.10%	0.11%	0.11%	0.10%	0.10%	0.10%	0.10%	0.15%	0.15%
Acquired Fund Fees and Expenses[2]	0.00%	0.00%	0.00%	0.00%	0.04%	0.04%	0.04%	0.04%	0.00%	0.00%
Total Annual Fund Operating Expenses[3]	0.66%	0.36%	0.67%	0.37%	0.64%	0.34%	0.62%	0.32%	0.61%	0.31%
Less Waiver/Reimbursement[4]	0.00%	0.00%	0.00%	0.00%	0.04%	0.04%	0.04%	0.04%	0.00%	0.00%
Total Annual Fund Operating Expenses After Waiver/ Reimbursement [3]	0.66%	0.36%	0.67%	0.37%	0.60%	0.30%	0.58%	0.28%	0.61%	0.31%

[1]	"Other Expenses" include an Administrative Fee of 0.10% for the Competitive Advantage Fund, Total Yield Fund and the Vanguard U.S. Stock Market Index Fund, which is payable to JNAM. “Other Expenses” include an Administrative Fee of 0.14% for the Mellon U.S. Stock Market Index Fund, which is payable to JNAM.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the Combined Proxy Statement/Prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information for the Vanguard U.S. Stock Market Index Fund has been restated to reflect current fees.
[4]	JNAM has contractually agreed to waive 0.04% of the management fees of the Vanguard U.S. Stock Market Index Fund. The fee waiver will continue for at least one year from the date of the current prospectus, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.
[5]	Expense information assumes that the Reorganizations in Proposal 1 and Proposal 4 are approved and that the proposal as described herein to be voted upon by shareholders of the Vanguard U.S. Stock Market Index Fund under a separate proxy statement are approved, effective April 26, 2021.

D-2

Annual Operating Expenses - Proposal 2 and Proposal 3

(expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund: Intrinsic Value Fund		Acquired Fund: Dividend Income & Growth Fund		Acquiring Fund: Vanguard U.S. Stock Market Index Fund		Pro Forma Vanguard U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganizations in Proposal 2 and Proposal 3 are approved)		Pro Forma Mellon U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganizations in Proposal 2 and Proposal 3 are approved and the strategy change is approved)[5]
	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I
Management Fee	0.26%	0.26%	0.25%	0.25%	0.20%	0.20%	0.17%	0.17%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%
Other Expenses[1]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.15%	0.15%
Acquired Fund Fees and Expenses[2]	0.00%	0.00%	0.00%	0.00%	0.04%	0.04%	0.04%	0.04%	0.00%	0.00%
Total Annual Fund Operating Expenses[3]	0.66%	0.36%	0.65%	0.35%	0.64%	0.34%	0.61%	0.31%	0.60%	0.30%
Less Waiver/Reimbursement[4]	0.00%	0.00%	0.00%	0.00%	0.04%	0.04%	0.04%	0.04%	0.00%	0.00%
Total Annual Fund Operating Expenses After Waiver/ Reimbursement [3]	0.66%	0.36%	0.65%	0.35%	0.60%	0.30%	0.57%	0.27%	0.60%	0.30%
[1]	"Other Expenses" include an Administrative Fee of 0.10% for the Intrinsic Value Fund, Dividend Income & Growth Fund and the Vanguard U.S. Stock Market Index Fund, which is payable to JNAM. “Other Expenses” include an Administrative Fee of 0.14% for the Mellon U.S. Stock Market Index Fund, which is payable to JNAM.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the Combined Proxy Statement/Prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information for the Vanguard U.S. Stock Market Index Fund has been restated to reflect current fees.
[4]	JNAM has contractually agreed to waive 0.04% of the management fees of the Vanguard U.S. Stock Market Index Fund. The fee waiver will continue for at least one year from the date of the current prospectus, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.
[5]	Expense information assumes that the Reorganizations in Proposal 2 and Proposal 3 are approved and that the proposal as described herein to be voted upon by shareholders of the Vanguard U.S. Stock Market Index Fund under a separate proxy statement are approved, effective April 26, 2021.

Annual Operating Expenses - Proposal 2 and Proposal 4

(expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund: Intrinsic Value Fund		Acquired Fund: Total Yield Fund		Acquiring Fund: Vanguard U.S. Stock Market Index Fund		Pro Forma Vanguard U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganizations in Proposal 2 and Proposal 4 are approved)		Pro Forma Mellon U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganizations in Proposal 2 and Proposal 4 are approved and the strategy change is approved)[5]
	Class A	Class A	Class I	Class I	Class A	Class I	Class A	Class I	Class A	Class I
Management Fee	0.26%	0.26%	0.26%	0.26%	0.20%	0.20%	0.18%	0.18%	0.16%	0.16%
Distribution and/or Service (12b-1) Fees	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%
Other Expenses[1]	0.10%	0.10%	0.11%	0.11%	0.10%	0.10%	0.10%	0.10%	0.15%	0.15%
Acquired Fund Fees and Expenses[2]	0.00%	0.00%	0.00%	0.00%	0.04%	0.04%	0.04%	0.04%	0.00%	0.00%
Total Annual Fund Operating Expenses[3]	0.66%	0.36%	0.67%	0.37%	0.64%	0.34%	0.62%	0.32%	0.61%	0.31%
Less Waiver/Reimbursement[4]	0.00%	0.00%	0.00%	0.00%	0.04%	0.04%	0.04%	0.04%	0.00%	0.00%
Total Annual Fund Operating Expenses After Waiver/ Reimbursement [3]	0.66%	0.36%	0.67%	0.37%	0.60%	0.30%	0.58%	0.28%	0.61%	0.31%
[1]	"Other Expenses" include an Administrative Fee of 0.10% for the Intrinsic Value Fund, Total Yield Fund and the Vanguard U.S. Stock Market Index Fund, which is payable to JNAM. “Other Expenses” include an Administrative Fee of 0.14% for the Mellon U.S. Stock Market Index Fund, which is payable to JNAM.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the Combined Proxy Statement/Prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information for the Vanguard U.S. Stock Market Index Fund has been restated to reflect current fees.
[4]	JNAM has contractually agreed to waive 0.04% of the management fees of the Vanguard U.S. Stock Market Index Fund. The fee waiver will continue for at least one year from the date of the current prospectus, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.
[5]	Expense information assumes that the Reorganizations in Proposal 2 and Proposal 4 are approved and that the proposal as described herein to be voted upon by shareholders of the Vanguard U.S. Stock Market Index Fund under a separate proxy statement are approved, effective April 26, 2021.

D-3

Annual Operating Expenses - Proposal 3 and Proposal 4

(expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund: Dividend Income & Growth Fund		Acquired Fund: Total Yield Fund		Acquiring Fund: Vanguard U.S. Stock Market Index Fund		Pro Forma Vanguard U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganizations in Proposal 3 and Proposal 4 are approved)		Pro Forma Mellon U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganizations in Proposal 3 and Proposal 4 are approved and the strategy change is approved)[5]
	Class A	Class I	Class I	Class I	Class A	Class I	Class A	Class I	Class A	Class I
Management Fee	0.25%	0.25%	0.26%	0.26%	0.20%	0.20%	0.17%	0.17%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%
Other Expenses[1]	0.10%	0.10%	0.11%	0.11%	0.10%	0.10%	0.10%	0.10%	0.15%	0.15%
Acquired Fund Fees and Expenses[2]	0.00%	0.00%	0.00%	0.00%	0.04%	0.04%	0.04%	0.04%	0.00%	0.00%
Total Annual Fund Operating Expenses[3]	0.65%	0.35%	0.67%	0.37%	0.64%	0.34%	0.61%	0.31%	0.60%	0.30%
Less Waiver/Reimbursement[4]	0.00%	0.00%	0.00%	0.00%	0.04%	0.04%	0.04%	0.04%	0.00%	0.00%
Total Annual Fund Operating Expenses After Waiver/ Reimbursement [3]	0.65%	0.35%	0.67%	0.37%	0.60%	0.30%	0.57%	0.27%	0.60%	0.30%
[1]	"Other Expenses" include an Administrative Fee of 0.10% for the Dividend Income & Growth Fund, Total Yield Fund and the Vanguard U.S. Stock Market Index Fund, which is payable to JNAM. “Other Expenses” include an Administrative Fee of 0.14% for the Mellon U.S. Stock Market Index Fund, which is payable to JNAM.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the Combined Proxy Statement/Prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information for the Vanguard U.S. Stock Market Index Fund has been restated to reflect current fees.
[4]	JNAM has contractually agreed to waive 0.04% of the management fees of the Vanguard U.S. Stock Market Index Fund. The fee waiver will continue for at least one year from the date of the current prospectus, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.
[5]	Expense information assumes that the Reorganizations in Proposal 3 and Proposal 4 are approved and that the proposal as described herein to be voted upon by shareholders of the Vanguard U.S. Stock Market Index Fund under a separate proxy statement are approved, effective April 26, 2021.

D-4

Annual Operating Expenses - Proposal 1, Proposal 2, and Proposal 3

(expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund: Competitive Advantage Fund		Acquired Fund: Intrinsic Value Fund		Acquired Fund: Dividend Income & Growth Fund		Acquiring Fund: Vanguard U.S. Stock Market Index Fund		Pro Forma Vanguard U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganizations in Proposal 1, Proposal 2, and Proposal 3 are approved)		Pro Forma Mellon U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganizations in Proposal 1, Proposal 2, and Proposal 3 are approved and the strategy change is approved)[5]
	Class A	Class I	Class A	Class I	Class I	Class I	Class A	Class I	Class A	Class I	Class A	Class I
Management Fee	0.26%	0.26%	0.26%	0.26%	0.25%	0.25%	0.20%	0.20%	0.17%	0.17%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%
Other Expenses[1]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.15%	0.15%
Acquired Fund Fees and Expenses[2]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.04%	0.04%	0.04%	0.04%	0.00%	0.00%
Total Annual Fund Operating Expenses[3]	0.66%	0.36%	0.66%	0.36%	0.65%	0.35%	0.64%	0.34%	0.61%	0.31%	0.60%	0.30%
Less Waiver/Reimbursement[4]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.04%	0.04%	0.04%	0.04%	0.00%	0.00%
Total Annual Fund Operating Expenses After Waiver/ Reimbursement [3]	0.66%	0.36%	0.66%	0.36%	0.65%	0.35%	0.60%	0.30%	0.57%	0.27%	0.60%	0.30%
[1]	"Other Expenses" include an Administrative Fee of 0.10% for the Competitive Advantage Fund, Intrinsic Value Fund, Dividend Income & Growth Fund and the Vanguard U.S. Stock Market Index Fund, which is payable to JNAM. “Other Expenses” include an Administrative Fee of 0.14% for the Mellon U.S. Stock Market Index Fund, which is payable to JNAM.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the Combined Proxy Statement/Prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information for the Vanguard U.S. Stock Market Index Fund has been restated to reflect current fees.
[4]	JNAM has contractually agreed to waive 0.04% of the management fees of the Vanguard U.S. Stock Market Index Fund. The fee waiver will continue for at least one year from the date of the current prospectus, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.
[5]	Expense information assumes that the Reorganizations in Proposal 1, Proposal 2, and Proposal 3 are approved and that the proposal as described herein to be voted upon by shareholders of the Vanguard U.S. Stock Market Index Fund under a separate proxy statement are approved, effective April 26, 2021.

D-5

Annual Operating Expenses - Proposal 1, Proposal 2, and Proposal 4

(expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund: Competitive Advantage Fund		Acquired Fund: Intrinsic Value Fund		Acquired Fund: Total Yield Fund		Acquiring Fund: Vanguard U.S. Stock Market Index Fund		Pro Forma Vanguard U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganizations in Proposal 1, Proposal 2, and Proposal 4 are approved)		Pro Forma Mellon U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganizations in Proposal 1, Proposal 2, and Proposal 4 are approved and the strategy change is approved)[5]
	Class A	Class I	Class A	Class I	Class I	Class I	Class A	Class I	Class A	Class I	Class A	Class I
Management Fee	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%	0.20%	0.20%	0.17%	0.17%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%
Other Expenses[1]	0.10%	0.10%	0.10%	0.10%	0.11%	0.11%	0.10%	0.10%	0.10%	0.10%	0.15%	0.15%
Acquired Fund Fees and Expenses[2]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.04%	0.04%	0.04%	0.04%	0.00%	0.00%
Total Annual Fund Operating Expenses[3]	0.66%	0.36%	0.66%	0.36%	0.67%	0.37%	0.64%	0.34%	0.61%	0.31%	0.60%	0.30%
Less Waiver/Reimbursement[4]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.04%	0.04%	0.04%	0.04%	0.00%	0.00%
Total Annual Fund Operating Expenses After Waiver/ Reimbursement [3]	0.66%	0.36%	0.66%	0.36%	0.67%	0.37%	0.60%	0.30%	0.57%	0.27%	0.60%	0.30%
[1]	"Other Expenses" include an Administrative Fee of 0.10% for the Competitive Advantage Fund, Intrinsic Value Fund, Total Yield Fund and the Vanguard U.S. Stock Market Index Fund, which is payable to JNAM. “Other Expenses” include an Administrative Fee of 0.14% for the Mellon U.S. Stock Market Index Fund, which is payable to JNAM.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the Combined Proxy Statement/Prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information for the Vanguard U.S. Stock Market Index Fund has been restated to reflect current fees.
[4]	JNAM has contractually agreed to waive 0.04% of the management fees of the Vanguard U.S. Stock Market Index Fund. The fee waiver will continue for at least one year from the date of the current prospectus, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.
[5]	Expense information assumes that the Reorganizations in Proposal 1, Proposal 2, and Proposal 4 are approved and that the proposal as described herein to be voted upon by shareholders of the Vanguard U.S. Stock Market Index Fund under a separate proxy statement are approved, effective April 26, 2021.

D-6

Annual Operating Expenses - Proposal 1, Proposal 3, and Proposal 4

(expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund: Competitive Advantage Fund		Acquired Fund: Dividend Income & Growth Fund		Acquired Fund: Total Yield Fund		Acquiring Fund: Vanguard U.S. Stock Market Index Fund		Pro Forma Vanguard U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganizations in Proposal 1, Proposal 3, and Proposal 4 are approved)		Pro Forma Mellon U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganizations in Proposal 1, Proposal 3, and Proposal 4 are approved and the strategy change is approved)[5]
	Class A	Class I	Class A	Class I	Class I	Class I	Class A	Class I	Class A	Class I	Class A	Class I
Management Fee	0.26%	0.26%	0.25%	0.25%	0.26%	0.26%	0.20%	0.20%	0.17%	0.17%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%
Other Expenses[1]	0.10%	0.10%	0.10%	0.10%	0.11%	0.11%	0.10%	0.10%	0.10%	0.10%	0.15%	0.15%
Acquired Fund Fees and Expenses[2]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.04%	0.04%	0.04%	0.04%	0.00%	0.00%
Total Annual Fund Operating Expenses[3]	0.66%	0.36%	0.65%	0.35%	0.67%	0.37%	0.64%	0.34%	0.61%	0.31%	0.60%	0.30%
Less Waiver/Reimbursement[4]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.04%	0.04%	0.04%	0.04%	0.00%	0.00%
Total Annual Fund Operating Expenses After Waiver/ Reimbursement[3]	0.66%	0.36%	0.65%	0.35%	0.67%	0.37%	0.60%	0.30%	0.57%	0.27%	0.60%	0.30%
[1]	"Other Expenses" include an Administrative Fee of 0.10% for the Competitive Advantage Fund, Dividend Income & Growth Fund, Total Yield Fund and the Vanguard U.S. Stock Market Index Fund, which is payable to JNAM. “Other Expenses” include an Administrative Fee of 0.14% for the Mellon U.S. Stock Market Index Fund, which is payable to JNAM.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the Combined Proxy Statement/Prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information for the Vanguard U.S. Stock Market Index Fund has been restated to reflect current fees.
[4]	JNAM has contractually agreed to waive 0.04% of the management fees of the Vanguard U.S. Stock Market Index Fund. The fee waiver will continue for at least one year from the date of the current prospectus, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.
[5]	Expense information assumes that the Reorganizations in Proposal 1, Proposal 3, and Proposal 4 are approved and that the proposal as described herein to be voted upon by shareholders of the Vanguard U.S. Stock Market Index Fund under a separate proxy statement are approved, effective April 26, 2021.

D-7

Annual Operating Expenses - Proposal 2, Proposal 3, and Proposal 4

(expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund: Intrinsic Value Fund		Acquired Fund: Dividend Income & Growth Fund		Acquired Fund: Total Yield Fund		Acquiring Fund: Vanguard U.S. Stock Market Index Fund		Pro Forma Vanguard U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganizations in Proposal 2, Proposal 3, and Proposal 4 are approved)		Pro Forma Mellon U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganizations in Proposal 2, Proposal 3, and Proposal 4 are approved and the strategy change is approved) [5]
	Class A	Class I	Class A	Class I	Class I	Class I	Class A	Class I	Class A	Class I	Class A	Class I
Management Fee	0.26%	0.26%	0.25%	0.25%	0.26%	0.26%	0.20%	0.20%	0.17%	0.17%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%
Other Expenses[1]	0.10%	0.10%	0.10%	0.10%	0.11%	0.11%	0.10%	0.10%	0.10%	0.10%	0.15%	0.15%
Acquired Fund Fees and Expenses[2]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.04%	0.04%	0.04%	0.04%	0.00%	0.00%
Total Annual Fund Operating Expenses[3]	0.66%	0.36%	0.65%	0.35%	0.67%	0.37%	0.64%	0.34%	0.61%	0.31%	0.60%	0.30%
Less Waiver/Reimbursement[4]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.04%	0.04%	0.04%	0.04%	0.00%	0.00%
Total Annual Fund Operating Expenses After Waiver/ Reimbursement[3]	0.66%	0.36%	0.65%	0.35%	0.67%	0.37%	0.60%	0.30%	0.57%	0.27%	0.60%	0.30%
[1]	"Other Expenses" include an Administrative Fee of 0.10% for the Intrinsic Value Fund, Dividend Income & Growth Fund, Total Yield Fund and the Vanguard U.S. Stock Market Index Fund, which is payable to JNAM. “Other Expenses” include an Administrative Fee of 0.14% for the Mellon U.S. Stock Market Index Fund, which is payable to JNAM.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the Combined Proxy Statement/Prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information for the Vanguard U.S. Stock Market Index Fund has been restated to reflect current fees.
[4]	JNAM has contractually agreed to waive 0.04% of the management fees of the Vanguard U.S. Stock Market Index Fund. The fee waiver will continue for at least one year from the date of the current prospectus, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.
[5]	Expense information assumes that the Reorganizations in Proposal 2, Proposal 3, and Proposal 4 are approved and that the proposal as described herein to be voted upon by shareholders of the Vanguard U.S. Stock Market Index Fund under a separate proxy statement are approved, effective April 26, 2021.

D-8

Annual Operating Expenses - Proposal 1, Proposal 2, Proposal 3, and Proposal 4

(expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund: Competitive Advantage Fund		Acquired Fund: Intrinsic Value Fund		Acquired Fund: Dividend Income & Growth Fund		Acquired Fund: Total Yield Fund		Acquiring Fund: Vanguard U.S. Stock Market Index Fund		Pro Forma Vanguard U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganizations in Proposal 1, Proposal 2, Proposal 3, and Proposal 4 are approved)

Pro Forma

Mellon U.S. Stock

Market Index Fund

(assuming expected operating expenses if the Reorganizations in Proposal 1, Proposal 2, Proposal 3, and Proposal 4 are approved and the strategy change is approved) [5]

	Class A	Class I	Class A	Class I	Class I	Class I	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class A
Management Fee	0.26%	0.26%	0.26%	0.26%	0.25%	0.25%	0.26%	0.26%	0.20%	0.20%	0.16%	0.16%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%
Other Expenses[1]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.11%	0.11%	0.10%	0.10%	0.10%	0.10%	0.14%	0.14%
Acquired Fund Fees and Expenses[2]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.04%	0.04%	0.04%	0.04%	0.00%	0.00%
Total Annual Fund Operating Expenses[3]	0.66%	0.36%	0.66%	0.36%	0.65%	0.35%	0.67%	0.37%	0.64%	0.34%	0.60%	0.30%	0.59%	0.29%
Less Waiver/Reimbursement[4]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.04%	0.04%	0.04%	0.04%	0.00%	0.00%
Total Annual Fund Operating Expenses After Waiver/ Reimbursement[3]	0.66%	0.36%	0.66%	0.36%	0.65%	0.35%	0.67%	0.37%	0.60%	0.30%	0.56%	0.26%	0.59%	0.29%
[1]	"Other Expenses" include an Administrative Fee of 0.10% for the Competitive Advantage Fund, Intrinsic Value Fund, Dividend Income & Growth Fund, Total Yield Fund and the Vanguard U.S. Stock Market Index Fund, which is payable to JNAM. “Other Expenses” include an Administrative Fee of 0.13% for the Mellon U.S. Stock Market Index Fund, which is payable to JNAM.
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the Combined Proxy Statement/Prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
[3]	Expense information for the Vanguard U.S. Stock Market Index Fund has been restated to reflect current fees.
[4]	JNAM has contractually agreed to waive 0.04% of the management fees of the Vanguard U.S. Stock Market Index Fund. The fee waiver will continue for at least one year from the date of the current prospectus, and continue thereafter unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.
[5]	Expense information assumes that the Reorganizations in Proposal 1, Proposal 2, Proposal 3, and Proposal 4 are approved and that the proposal as described herein to be voted upon by shareholders of the Vanguard U.S. Stock Market Index Fund under a separate proxy statement are approved, effective April 26, 2021.

Expense Examples

This example is intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds. This example also illustrates the costs of investing in the Acquiring Fund if the Reorganizations are approved and the proposals to be voted upon by shareholders of the Acquiring Fund are approved. This example does not reflect fees and expenses related to the Contracts, and the total expenses would be higher if they were included. The example assumes that:

  You invest $10,000 in a Fund for the time periods indicated;
  Your investment has a 5% annual return;
  The Fund’s operating expenses remain the same as they were as of December 31, 2019;
  You redeem your investment at the end of each time period; and
  The contractual expense limitation agreement for the Vanguard U.S. Stock Market Index Fund is discontinued after one year .

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

D-9

	1 Year	3 Years	5 Years	10 Years
Competitive Advantage Fund (Acquired Fund in Proposal 1)
Class A	$67	$211	$368	$822
Class I	$37	$116	$202	$456
Intrinsic Value Fund (Acquired Fund in Proposal 2)
Class A	$67	$211	$368	$822
Class I	$37	$116	$202	$456
Dividend Income & Growth Fund (Acquired Fund in Proposal 3)
Class A	$66	$208	$362	$810
Class I	$36	$113	$197	$443
Total Yield Fund (Acquired Fund in Proposal 4)
Class A	$68	$214	$373	$835
Class I	$38	$119	$208	$468
Vanguard U.S. Stock Market Index Fund (Acquiring Fund)
Class A	$61	$201	$353	$795
Class I	$31	$105	$187	$427
Pro Forma Vanguard U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganizations in Proposal 1 and Proposal 2 are approved)
Class A	$58	$191	$336	$758
Class I	$28	$96	$170	389
Pro Forma Mellon U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganizations in Proposal 1 and Proposal 2 are approved and the strategy change is approved)
Class A	$61	$192	$335	$750
Class I	$31	$97	$169	$381
Pro Forma Vanguard U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganizations in Proposal 1 and Proposal 3 are approved)
Class A	$58	$191	$336	$758
Class I	$28	$96	$170	$389
Pro Forma Mellon U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganizations in Proposal 1 and Proposal 3 are approved and the strategy change is approved)
Class A	$61	$192	$335	$750
Class I	$31	$97	$169	$381
Pro Forma Vanguard U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganizations in Proposal 2 and Proposal 3 are approved)
Class A	$58	$191	$336	$758
Class I	$28	$96	$170	$389

D-10

Pro Forma Mellon U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganizations in Proposal 2 and Proposal 3 are approved and the strategy change is approved)
Class A	$61	$192	$335	$750
Class I	$31	$97	$169	$381
Pro Forma Vanguard U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganizations in Proposal 1 and Proposal 4 are approved)
Class A	$59	$195	$342	$770
Class I	$29	$99	$176	$402
Pro Forma Mellon U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganizations in Proposal 1 and Proposal 4 are approved and the strategy change is approved)
Class A	$62	$195	$340	$762
Class I	$32	$100	$174	$ 393
Pro Forma Vanguard U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganizations in Proposal 2 and Proposal 4 are approved)
Class A	$59	$195	$342	$770
Class I	$29	$99	$176	$402
Pro Forma Mellon U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganizations in Proposal 2 and Proposal 4 are approved and the strategy change is approved)
Class A	$62	$195	$340	$762
Class I	$32	$100	$174	$ 393
Pro Forma Vanguard U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganizations in Proposal 3 and Proposal 4 are approved)
Class A	$58	$191	$336	$758
Class I	$28	$96	$170	$389
Pro Forma Mellon U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganizations in Proposal 3 and Proposal 4 are approved and the strategy change is approved)
Class A	$61	$192	$335	$750
Class I	$31	$97	$169	$381
Pro Forma Vanguard U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganizations in Proposal 1, Proposal 2, and Proposal 3 are approved)
Class A	$58	$191	$336	$758
Class I	$28	$96	$170	$389
Pro Forma Mellon U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganizations in Proposal 1, Proposal 2, and Proposal 3 are approved and the strategy change is approved)
Class A	$61	$192	$335	$750
Class I	$31	$97	$169	$381
Pro Forma Vanguard U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganizations in Proposal 1, Proposal 3, and Proposal 4 are approved)
Class A	$58	$191	$336	$758
Class I	$28	$96	$170	$389
Pro Forma Mellon U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganizations in Proposal 1, Proposal 3, and Proposal 4 are approved and the strategy change is approved)
Class A	$61	$192	$335	$750
Class I	$31	$97	$169	$381
Pro Forma Vanguard U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganizations in Proposal 1, Proposal 2, and Proposal 4 are approved)
Class A	$58	$191	$336	$758
Class I	$28	$96	$170	$389
Pro Forma Mellon U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganizations in Proposal 1, Proposal 2, and Proposal 4 are approved and the strategy change is approved)
Class A	$61	$192	$335	$750
Class I	$31	$97	$169	$381
Pro Forma Vanguard U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganizations in Proposal 2 Proposal 3, and Proposal 4 are approved)
Class A	$58	$191	$336	$758
Class I	$28	$96	$170	$389
Pro Forma Mellon U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganizations in Proposal 2, Proposal 3, and Proposal 4 are approved and the strategy change is approved)
Class A	$61	$192	$335	$750
Class I	$31	$97	$169	$381
Pro Forma Vanguard U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganizations in Proposal 1, Proposal 2, Proposal 3, and Proposal 4 are approved)
Class A	$57	$188	$331	$746
Class I	$27	$92	$165	$377
Pro Forma Mellon U.S. Stock Market Index Fund (assuming expected operating expenses if the Reorganizations in Proposal 1, Proposal 2, Proposal 3, and Proposal 4 are approved and the strategy change is approved)
Class A	$60	$189	$329	$738
Class I	$30	$93	$163	$368

Capitalization

The following table shows the capitalization of each Fund as of June 30, 2020, and of the Vanguard U.S. Stock Market Index Fund on a pro forma combined basis as of June 30, 2020, after giving effect to the proposed Reorganizations. The actual net assets of each Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares. No assurance can be given as to how many Class A shares of the Vanguard U.S. Stock Market Index Fund will be received by shareholders of each Acquired Fund on the Closing Date, and the following table should not be relied upon to reflect the number of shares of the Vanguard U.S. Stock Market Index Fund that will actually be received.

D-11

Proposal 1 and Proposal 2

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Competitive Advantage Fund (Acquired Fund) – Class A	$891,002,249	17.41	51,171,691
Intrinsic Value Fund (Acquired Fund) – Class A	$559,403,705	11.21	49,898,508
Vanguard U.S. Stock Market Index Fund (Acquiring Fund) – Class A	$608,222,890	12.64	48,129,150
Adjustments	$(145,211) (a)(b)	0	13,677,108 (c)
Pro forma Vanguard U.S. Stock Market Index Fund – Class A (assuming only Proposal 1 and Proposal 2 are approved)	$2,058,483,633	12.64	162,876,457
Competitive Advantage Fund (Acquired Fund) – Class I	$1,251,283,487	17.54	71,342,332
Intrinsic Value Fund (Acquired Fund) – Class I	$1,244,940,368	11.45	108,767,170
Vanguard U.S. Stock Market Index Fund (Acquiring Fund) – Class I	$15,743,406	12.76	1,234,009
Adjustments	$(268,090) (a)(b)	0	15,519,327 (c)
Pro forma Vanguard U.S. Stock Market Index Fund – Class I (assuming only Proposal 1 and Proposal 2 are approved)	$2,511,699,171	12.76	196,862,838
(a)	The costs and expenses associated with the Reorganizations relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of the Reorganizations as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm, will be borne by JNAM whether or not each Reorganization is consummated. No sales or other charges will be imposed on Contract Owners in connection with each Reorganization.
(b)

Proposal 1: It is currently anticipated that approximately 11.21% of the Competitive Advantage Fund’s holdings will be transferred to the Vanguard U.S. Stock Market Index Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 88.79% of the Competitive Advantage Fund’s holdings will be aligned or sold. The Competitive Advantage Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $161,263 (0.007% of net assets).

Proposal 2: It is currently anticipated that approximately 3.33% of the Intrinsic Value Fund’s holdings will be transferred to the Vanguard U.S. Stock Market Index Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 96.67% of the Intrinsic Value Fund’s holdings will be aligned or sold. The Intrinsic Value Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $252,038 (0.01% of net assets).

(c)	The adjustment to the pro forma shares outstanding number represents an increase in shares outstanding of the Vanguard U.S. Stock Market Index Fund to reflect the exchange of shares of the Competitive Advantage Fund and Intrinsic Value Fund.

Proposal 1 and Proposal 3

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Competitive Advantage Fund (Acquired Fund) – Class A	$891,002,249	17.41	51,171,691
Dividend Income & Growth Fund (Acquired Fund) – Class A	$2,743,758,478	12.24	224,230,337
Vanguard U.S. Stock Market Index Fund (Acquiring Fund) – Class A	$608,222,890	12.64	48,129,150
Adjustments	$(395,219) (a)(b)	0	12,158,156 (c)
Pro forma Vanguard U.S. Stock Market Index Fund – Class A (assuming only Proposal 1 and Proposal 3 are approved)	$4,242,588,398	12.64	335,689,334
Competitive Advantage Fund (Acquired Fund) – Class I	$1,251,283,487	17.54	71,342,332
Dividend Income & Growth Fund (Acquired Fund) – Class I	$1,251,687,138	12.46	100,454,816
Vanguard U.S. Stock Market Index Fund (Acquiring Fund) – Class I	$15,743,406	12.76	1,234,009
Adjustments	$(243,891) (a)(b)	0	24,360,425 (c)
Pro forma Vanguard U.S. Stock Market Index Fund – Class I (assuming only Proposal 1 and Proposal 3 are approved)	$2,518,470,140	12.76	197,391,582
(a)	The costs and expenses associated with the Reorganizations relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of the Reorganizations as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm, will be borne by JNAM whether or not each Reorganization is consummated. No sales or other charges will be imposed on Contract Owners in connection with each Reorganization.
(b)

Proposal 1: It is currently anticipated that approximately 11.21% of the Competitive Advantage Fund’s holdings will be transferred to the Vanguard U.S. Stock Market Index Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 88.79% of the Competitive Advantage Fund’s holdings will be aligned or sold. The Competitive Advantage Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $161,263 (0.007% of net assets).

Proposal 3: It is currently anticipated that approximately 10.17% of the Dividend Income & Growth Fund’s holdings will be transferred to the Vanguard U.S. Stock Market Index Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 89.83% of the Dividend Income & Growth Fund’s holdings will be aligned or sold. The Dividend Income & Growth Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be 477,847 (0.01% of net assets).

(c)	The adjustment to the pro forma shares outstanding number represents an increase in shares outstanding of the Vanguard U.S. Stock Market Index Fund to reflect the exchange of shares of the Competitive Advantage Fund and Dividend Income & Growth Fund.

D-12

Proposal 1 and Proposal 4

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Competitive Advantage Fund (Acquired Fund) – Class A	$891,002,249	17.41	51,171,691
Total Yield Fund (Acquired Fund) – Class A	$315,578,045	10.52	30,005,406
Vanguard U.S. Stock Market Index Fund (Acquiring Fund) – Class A	$608,222,890	12.64	48,129,150
Adjustments	$(112,029) (a)(b)	0	14,280,205 (c)
Pro forma Vanguard U.S. Stock Market Index Fund – Class A (assuming only Proposal 1 and Proposal 4 are approved)	$1,814,691,155	12.64	143,586,452
Competitive Advantage Fund (Acquired Fund) – Class I	$1,251,283,487	17.54	71,342,332
Total Yield Fund (Acquired Fund) – Class I	$1,244,911,461	10.59	117,608,000
Vanguard U.S. Stock Market Index Fund (Acquiring Fund) – Class I	$15,743,406	12.76	1,234,009
Adjustments	$(271,544) (a)(b)	0	6,676,231 (c)
Pro forma Vanguard U.S. Stock Market Index Fund – Class I (assuming only Proposal 1 and Proposal 4 are approved)	$2,511,666,810	12.76	196,860,572
(a)	The costs and expenses associated with the Reorganizations relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of the Reorganizations as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm, will be borne by JNAM whether or not each Reorganization is consummated. No sales or other charges will be imposed on Contract Owners in connection with each Reorganization.
(b)

Proposal 1: It is currently anticipated that approximately 11.21% of the Competitive Advantage Fund’s holdings will be transferred to the Vanguard U.S. Stock Market Index Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 88.79% of the Competitive Advantage Fund’s holdings will be aligned or sold. The Competitive Advantage Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $161,263 (0.007% of net assets).

Proposal 4: It is currently anticipated that approximately 3.54% of the Total Yield Fund’s holdings will be transferred to the Vanguard U.S. Stock Market Index Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 96.46% of the Total Yield Fund’s holdings will be aligned or sold. The Total Yield Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $222,310 (0.01% of net assets).

(c)	The adjustment to the pro forma shares outstanding number represents an increase in shares outstanding of the Vanguard U.S. Stock Market Index Fund to reflect the exchange of shares of the Competitive Advantage Fund and Total Yield Fund.

Proposal 2 and Proposal 3

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Intrinsic Value Fund (Acquired Fund) – Class A	$559,403,705	11.21	49,898,508
Dividend Income & Growth Fund (Acquired Fund) – Class A	$2,743,758,478	12.24	224,230,337
Vanguard U.S. Stock Market Index Fund (Acquiring Fund) – Class A	$608,222,890	12.64	48,129,150
Adjustments	$(406,288) (a)(b)	0	(12,802,723) (c)
Pro forma Vanguard U.S. Stock Market Index Fund – Class A (assuming only Proposal 2 and Proposal 3 are approved)	$3,910,978,785	12.64	309,455,272
Intrinsic Value Fund (Acquired Fund) – Class I	$1,244,940,368	11.45	108,767,170
Dividend Income & Growth Fund (Acquired Fund) – Class I	$1,251,687,138	12.46	100,454,816
Vanguard U.S. Stock Market Index Fund (Acquiring Fund) – Class I	$15,743,406	12.76	1,234,009
Adjustments	$(323,597) (a)(b)	0	(13,561,523) (c)
Pro forma Vanguard U.S. Stock Market Index Fund – Class I (assuming only Proposal 2 and Proposal 3 are approved)	$2,512,047,315	12.76	196,894,472

(a)	The costs and expenses associated with the Reorganizations relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of the Reorganizations as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm, will be borne by JNAM whether or not each Reorganization is consummated. No sales or other charges will be imposed on Contract Owners in connection with each Reorganization.
(b)

Proposal 2: It is currently anticipated that approximately 3.33% of the Intrinsic Value Fund’s holdings will be transferred to the Vanguard U.S. Stock Market Index Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 96.67% of the Intrinsic Value Fund’s holdings will be aligned or sold. The Intrinsic Value Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $252,038 (0.01% of net assets).

Proposal 3: It is currently anticipated that approximately 10.17% of the Dividend Income & Growth Fund’s holdings will be transferred to the Vanguard U.S. Stock Market Index Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 89.83% of the Dividend Income & Growth Fund’s holdings will be aligned or sold. The Dividend Income & Growth Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be 477,847 (0.01% of net assets).

(c)	The adjustment to the pro forma shares outstanding number represents a decrease in shares outstanding of the Vanguard U.S. Stock Market Index Fund to reflect the exchange of shares of the Intrinsic Value Fund and Dividend Income & Growth Fund.

D-13

Proposal 2 and Proposal 4

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Intrinsic Value Fund (Acquired Fund) – Class A	$559,403,705	11.21	49,898,508
Total Yield Fund (Acquired Fund) – Class A	$315,578,045	10.52	30,005,406
Vanguard U.S. Stock Market Index Fund (Acquiring Fund) – Class A	$608,222,890	12.64	48,129,150
Adjustments	$(123,098) (a)(b)	0	(10,680,674) (c)
Pro forma Vanguard U.S. Stock Market Index Fund – Class A (assuming only Proposal 2 and Proposal 4 are approved)	$1,483,081,542	12.64	117,352,390
Intrinsic Value Fund (Acquired Fund) – Class I	$1,244,940,368	11.45	108,767,170
Total Yield Fund (Acquired Fund) – Class I	$1,244,911,461	10.59	117,608,000
Vanguard U.S. Stock Market Index Fund (Acquiring Fund) – Class I	$15,743,406	12.76	1,234,009
Adjustments	$(351,250) (a)(b)	0	(31,245,717) (c)
Pro forma Vanguard U.S. Stock Market Index Fund – Class I (assuming only Proposal 2 and Proposal 4 are approved)	$2,505,243,985	12.76	196,363,462

(a)

The costs and expenses associated with the Reorganizations relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of the Reorganizations as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm, will be borne by JNAM whether or not each Reorganization is consummated.  No sales or other charges will be imposed on Contract Owners in connection with each Reorganization.

(b)

Proposal 2: It is currently anticipated that approximately 3.33% of the Intrinsic Value Fund’s holdings will be transferred to the Vanguard U.S. Stock Market Index Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 96.67% of the Intrinsic Value Fund’s holdings will be aligned or sold. The Intrinsic Value Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $252,038 (0.01% of net assets).

Proposal 4: It is currently anticipated that approximately 3.54% of the Total Yield Fund’s holdings will be transferred to the Vanguard U.S. Stock Market Index Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 96.46% of the Total Yield Fund’s holdings will be aligned or sold. The Total Yield Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $222,310 (0.01% of net assets).

(c)	The adjustment to the pro forma shares outstanding number represents a decrease in shares outstanding of the Vanguard U.S. Stock Market Index Fund to reflect the exchange of shares of the Intrinsic Value Fund and Total Yield Fund.

Proposal 3 and Proposal 4

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Dividend Income & Growth Fund (Acquired Fund) – Class A	$2,743,758,478	12.24	224,230,337
Total Yield Fund (Acquired Fund) – Class A	$315,578,045	10.52	30,005,406
Vanguard U.S. Stock Market Index Fund (Acquiring Fund) – Class A	$608,222,890	12.64	48,129,150
Adjustments	$(373,106) (a)(b)	0	(12,199,626) (c)
Pro forma Vanguard U.S. Stock Market Index Fund – Class A (assuming only Proposal 3 and Proposal 4 are approved)	$3,667,186,307	12.64	290,165,267
Dividend Income & Growth Fund (Acquired Fund) – Class I	$1,251,687,138	12.46	100,454,816
Total Yield Fund (Acquired Fund) – Class I	$1,244,911,461	10.59	117,608,000
Vanguard U.S. Stock Market Index Fund (Acquiring Fund) – Class I	$15,743,406	12.76	1,234,009
Adjustments	$(327,051) (a)(b)	0	(22,404,619) (c)
Pro forma Vanguard U.S. Stock Market Index Fund – Class I (assuming only Proposal 3 and Proposal 4 are approved)	$2,512014,954	12.76	196,892,206

(a)

The costs and expenses associated with the Reorganizations relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of the Reorganizations as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm, will be borne by JNAM whether or not each Reorganization is consummated.  No sales or other charges will be imposed on Contract Owners in connection with each Reorganization.

(b)

Proposal 3: It is currently anticipated that approximately 10.17% of the Dividend Income & Growth Fund’s holdings will be transferred to the Vanguard U.S. Stock Market Index Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 89.83% of the Dividend Income & Growth Fund’s holdings will be aligned or sold. The Dividend Income & Growth Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be 477,847 (0.01% of net assets).

Proposal 4: It is currently anticipated that approximately 3.54% of the Total Yield Fund’s holdings will be transferred to the Vanguard U.S. Stock Market Index Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 96.46% of the Total Yield Fund’s holdings will be aligned or sold. The Total Yield Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $222,310 (0.01% of net assets).

(c)	The adjustment to the pro forma shares outstanding number represents a decrease in shares outstanding of the Vanguard U.S. Stock Market Index Fund to reflect the exchange of shares of the Dividend Income & Growth Fund and Total Yield Fund.

D-14

Proposal 1, Proposal 2, and Proposal 3

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Competitive Advantage Fund (Acquired Fund) – Class A	$891,002,249	17.41	51,171,691
Intrinsic Value Fund (Acquired Fund) – Class A	$559,403,705	11.21	49,898,508
Dividend Income & Growth Fund (Acquired Fund) – Class A	$2,743,758,478	12.24	224,230,337
Vanguard U.S. Stock Market Index Fund (Acquiring Fund) – Class A	$608,222,890	12.64	48,129,150
Adjustments	$(473,359) (a)(b)	0	6,478,821 (c)
Pro forma Vanguard U.S. Stock Market Index Fund – Class A (assuming only Proposal 1, Proposal 2, and Proposal 3 are approved)	$4,801,913,963	12.64	379,908,507
Competitive Advantage Fund (Acquired Fund) – Class I	$1,251,283,487	17.54	71,342,332
Intrinsic Value Fund (Acquired Fund) – Class I	$1,244,940,368	11.45	108,767,170
Dividend Income & Growth Fund (Acquired Fund) – Class I	$1,251,687,138	12.46	100,454,816
Vanguard U.S. Stock Market Index Fund (Acquiring Fund) – Class I	$15,743,406	12.76	1,234,009
Adjustments	$(417,789) (a)(b)	0	13,126,372 (c)
Pro forma Vanguard U.S. Stock Market Index Fund – Class I (assuming only Proposal 1, Proposal 2, and Proposal 3 are approved)	$3,763,236,610	12.76	294,924,699

(a)

The costs and expenses associated with the Reorganizations relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of the Reorganizations as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm, will be borne by JNAM whether or not each Reorganization is consummated.  No sales or other charges will be imposed on Contract Owners in connection with each Reorganization.

(b)

Proposal 1: It is currently anticipated that approximately 11.21% of the Competitive Advantage Fund’s holdings will be transferred to the Vanguard U.S. Stock Market Index Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 88.79% of the Competitive Advantage Fund’s holdings will be aligned or sold. The Competitive Advantage Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $161,263 (0.007% of net assets).

Proposal 2: It is currently anticipated that approximately 3.33% of the Intrinsic Value Fund’s holdings will be transferred to the Vanguard U.S. Stock Market Index Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 96.67% of the Intrinsic Value Fund’s holdings will be aligned or sold. The Intrinsic Value Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $252,038 (0.01% of net assets).

Proposal 3: It is currently anticipated that approximately 10.17% of the Dividend Income & Growth Fund’s holdings will be transferred to the Vanguard U.S. Stock Market Index Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 89.83% of the Dividend Income & Growth Fund’s holdings will be aligned or sold. The Dividend Income & Growth Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be 477,847 (0.01% of net assets).

(c)	The adjustment to the pro forma shares outstanding number represents an increase in shares outstanding of the Vanguard U.S. Stock Market Index Fund to reflect the exchange of shares of the Competitive Advantage Fund, Intrinsic Value Fund, and Dividend Income & Growth Fund.

D-15

Proposal 1, Proposal 2, and Proposal 4

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Competitive Advantage Fund (Acquired Fund) – Class A	$891,002,249	17.41	51,171,691
Intrinsic Value Fund (Acquired Fund) – Class A	$559,403,705	11.21	49,898,508
Total Yield Fund (Acquired Fund) – Class A	$315,578,045	10.52	30,005,406
Vanguard U.S. Stock Market Index Fund (Acquiring Fund) – Class A	$608,222,890	12.64	48,129,150
Adjustments	$(190,169) (a)(b)	0	8,623,274 (c)
Pro forma Vanguard U.S. Stock Market Index Fund – Class A (assuming only Proposal 1, Proposal 2, and Proposal 4 are approved)	$2,374,016,720	12.64	187,828,029
Competitive Advantage Fund (Acquired Fund) – Class I	$1,251,283,487	17.54	71,342,332
Intrinsic Value Fund (Acquired Fund) – Class I	$1,244,940,368	11.45	108,767,170
Total Yield Fund (Acquired Fund) – Class I	$1,244,911,461	10.59	117,608,000
Vanguard U.S. Stock Market Index Fund (Acquiring Fund) – Class I	$15,743,406	12.76	1,234,009
Adjustments	$(445,442) (a)(b)	0	(4,559,989) (c)
Pro forma Vanguard U.S. Stock Market Index Fund – Class I (assuming only Proposal 1, Proposal 2, and Proposal 4 are approved)	$3,756,433,280	12.76	294,391,522

(a)

The costs and expenses associated with the Reorganizations relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of the Reorganizations as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm, will be borne by JNAM whether or not each Reorganization is consummated.  No sales or other charges will be imposed on Contract Owners in connection with each Reorganization.

(b)

Proposal 1: It is currently anticipated that approximately 11.21% of the Competitive Advantage Fund’s holdings will be transferred to the Vanguard U.S. Stock Market Index Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 88.79% of the Competitive Advantage Fund’s holdings will be aligned or sold. The Competitive Advantage Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $161,263 (0.007% of net assets).

Proposal 2: It is currently anticipated that approximately 3.33% of the Intrinsic Value Fund’s holdings will be transferred to the Vanguard U.S. Stock Market Index Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 96.67% of the Intrinsic Value Fund’s holdings will be aligned or sold. The Intrinsic Value Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $252,038 (0.01% of net assets)..

Proposal 4: It is currently anticipated that approximately 3.54% of the Total Yield Fund’s holdings will be transferred to the Vanguard U.S. Stock Market Index Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 96.46% of the Total Yield Fund’s holdings will be aligned or sold. The Total Yield Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $222,310 (0.01% of net assets).

(c)	The adjustment to the pro forma shares outstanding number represents an increase in Class A shares outstanding and a decrease in Class I shares outstanding of the Vanguard U.S. Stock Market Index Fund to reflect the exchange of shares of the Competitive Advantage Fund, Intrinsic Value Fund, and Total Yield Fund.

D-16

Proposal 1, Proposal 3, and Proposal 4

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Competitive Advantage Fund (Acquired Fund) – Class A	$891,002,249	17.41	51,171,691
Dividend Income & Growth Fund (Acquired Fund) – Class A	$2,743,758,478	12.24	224,230,337
Total Yield Fund (Acquired Fund) – Class A	$315,578,045	10.52	30,005,406
Vanguard U.S. Stock Market Index Fund (Acquiring Fund) – Class A	$608,222,890	12.64	48,129,150
Adjustments	$(440,177) (a)(b)	0	7,084,544 (c)
Pro forma Vanguard U.S. Stock Market Index Fund – Class A (assuming only Proposal 1, Proposal 3, and Proposal 4 are approved)	$4,558,121,485	12.64	360,621,128
Competitive Advantage Fund (Acquired Fund) – Class I	$1,251,283,487	17.54	71,342,332
Dividend Income & Growth Fund (Acquired Fund) – Class I	$1,251,687,138	12.46	100,454,816
Total Yield Fund (Acquired Fund) – Class I	$1,244,911,461	10.59	117,608,000
Vanguard U.S. Stock Market Index Fund (Acquiring Fund) – Class I	$15,743,406	12.76	1,234,009
Adjustments	$(421,243) (a)(b)	0	4,283,006 (c)
Pro forma Vanguard U.S. Stock Market Index Fund – Class I (assuming only Proposal 1, Proposal 3, and Proposal 4 are approved)	$3,763,204,249	12.76	294,922,163

(a)	The costs and expenses associated with the Reorganizations relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of the Reorganizations as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm, will be borne by JNAM whether or not each Reorganization is consummated. No sales or other charges will be imposed on Contract Owners in connection with each Reorganization.
(b)

Proposal 1: It is currently anticipated that approximately 11.21% of the Competitive Advantage Fund’s holdings will be transferred to the Vanguard U.S. Stock Market Index Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 88.79% of the Competitive Advantage Fund’s holdings will be aligned or sold. The Competitive Advantage Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $161,263 (0.007% of net assets).

Proposal 3: It is currently anticipated that approximately 10.17% of the Dividend Income & Growth Fund’s holdings will be transferred to the Vanguard U.S. Stock Market Index Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 89.83% of the Dividend Income & Growth Fund’s holdings will be aligned or sold. The Dividend Income & Growth Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be 477,847 (0.01% of net assets).

Proposal 4: It is currently anticipated that approximately 3.54% of the Total Yield Fund’s holdings will be transferred to the Vanguard U.S. Stock Market Index Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 96.46% of the Total Yield Fund’s holdings will be aligned or sold. The Total Yield Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $222,310 (0.01% of net assets).

(c)	The adjustment to the pro forma shares outstanding number represents an increase in shares outstanding of the Vanguard U.S. Stock Market Index Fund to reflect the exchange of shares of the Competitive Advantage Fund, Dividend Income & Growth Fund, and Total Yield Fund.

D-17

Proposal 2, Proposal 3, and Proposal 4

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Intrinsic Value Fund (Acquired Fund) – Class A	$559,403,705	11.21	49,898,508
Dividend Income & Growth Fund (Acquired Fund) – Class A	$2,743,758,478	12.24	224,230,337
Total Yield Fund (Acquired Fund) – Class A	$315,578,045	10.52	30,005,406
Vanguard U.S. Stock Market Index Fund (Acquiring Fund) – Class A	$608,222,890	12.64	48,129,150
Adjustments	$(451,245) (a)(b)	0	(17,877,211) (c)
Pro forma Vanguard U.S. Stock Market Index Fund – Class A (assuming only Proposal 2, Proposal 3, and Proposal 4 are approved)	$4,226,511,873	12.64	334,386,190
Intrinsic Value Fund (Acquired Fund) – Class I	$1,244,940,368	11.45	108,767,170
Dividend Income & Growth Fund (Acquired Fund) – Class I	$1,251,687,138	12.46	100,454,816
Total Yield Fund (Acquired Fund) – Class I	$1,244,911,461	10.59	117,608,000
Vanguard U.S. Stock Market Index Fund (Acquiring Fund) – Class I	$15,743,406	12.76	1,234,009
Adjustments	$(500,950) (a)(b)	0	(33,645,188) (c)
Pro forma Vanguard U.S. Stock Market Index Fund – Class I (assuming only Proposal 2, Proposal 3, and Proposal 4 are approved)	$3,756,781,423	12.76	294,418,807

(a)	The costs and expenses associated with the Reorganizations relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of the Reorganizations as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm, will be borne by JNAM whether or not each Reorganization is consummated. No sales or other charges will be imposed on Contract Owners in connection with each Reorganization.
(b)

Proposal 2: It is currently anticipated that approximately 3.33% of the Intrinsic Value Fund’s holdings will be transferred to the Vanguard U.S. Stock Market Index Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 96.67% of the Intrinsic Value Fund’s holdings will be aligned or sold. The Intrinsic Value Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $252,038 (0.01% of net assets).

Proposal 3: It is currently anticipated that approximately 10.17% of the Dividend Income & Growth Fund’s holdings will be transferred to the Vanguard U.S. Stock Market Index Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 89.83% of the Dividend Income & Growth Fund’s holdings will be aligned or sold. The Dividend Income & Growth Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be 477,847 (0.01% of net assets).

Proposal 4: It is currently anticipated that approximately 3.54% of the Total Yield Fund’s holdings will be transferred to the Vanguard U.S. Stock Market Index Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 96.46% of the Total Yield Fund’s holdings will be aligned or sold. The Total Yield Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $222,310 (0.01% of net assets).

(c)	The adjustment to the pro forma shares outstanding number represents a decrease in shares outstanding of the Vanguard U.S. Stock Market Index Fund to reflect the exchange of shares of the Intrinsic Value Fund, Dividend Income & Growth Fund, and Total Yield Fund.

D-18

Proposal 1, Proposal 2, Proposal 3, and Proposal 4

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Competitive Advantage Fund (Acquired Fund) – Class A	$891,002,249	17.41	51,171,691
Intrinsic Value Fund (Acquired Fund) – Class A	$559,403,705	11.21	49,898,508
Dividend Income & Growth Fund (Acquired Fund) – Class A	$2,743,758,478	12.24	224,230,337
Total Yield Fund (Acquired Fund) – Class A	$315,578,045	10.52	30,005,406
Vanguard U.S. Stock Market Index Fund (Acquiring Fund) – Class A	$608,222,890	12.64	48,129,150
Adjustments	$(518,317) (a)(b)	0	1,436,476 (c)
Pro forma Vanguard U.S. Stock Market Index Fund – Class A (assuming only Proposal 1, Proposal 2, Proposal 3, and Proposal 4 are approved)	$5,117,447,050	12.64	404,871,568
Competitive Advantage Fund (Acquired Fund) – Class I	$1,251,283,487	17.54	71,342,332
Intrinsic Value Fund (Acquired Fund) – Class I	$1,244,940,368	11.45	108,767,170
Dividend Income & Growth Fund (Acquired Fund) – Class I	$1,251,687,138	12.46	100,454,816
Total Yield Fund (Acquired Fund) – Class I	$1,244,911,461	10.59	117,608,000
Vanguard U.S. Stock Market Index Fund (Acquiring Fund) – Class I	$15,743,406	12.76	1,234,009
Adjustments	$(595,141) (a)(b)	0	(6,931,933) (c)
Pro forma Vanguard U.S. Stock Market Index Fund – Class I (assuming only Proposal 1, Proposal 2, Proposal 3, and Proposal 4 are approved)	$5,007,970,719	12.76	392,474,394

(a)	The costs and expenses associated with the Reorganizations relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Proxy Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of the Reorganizations as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm, will be borne by JNAM whether or not each Reorganization is consummated. No sales or other charges will be imposed on Contract Owners in connection with each Reorganization.
(b)

Proposal 1: It is currently anticipated that approximately 11.21% of the Competitive Advantage Fund’s holdings will be transferred to the Vanguard U.S. Stock Market Index Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 88.79% of the Competitive Advantage Fund’s holdings will be aligned or sold. The Competitive Advantage Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $161,263 (0.007% of net assets).

Proposal 2: It is currently anticipated that approximately 3.33% of the Intrinsic Value Fund’s holdings will be transferred to the Vanguard U.S. Stock Market Index Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 96.67% of the Intrinsic Value Fund’s holdings will be aligned or sold. The Intrinsic Value Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $252,038 (0.01% of net assets).

Proposal 3: It is currently anticipated that approximately 10.17% of the Dividend Income & Growth Fund’s holdings will be transferred to the Vanguard U.S. Stock Market Index Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 89.83% of the Dividend Income & Growth Fund’s holdings will be aligned or sold. The Dividend Income & Growth Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be 477,847 (0.01% of net assets).

Proposal 4: It is currently anticipated that approximately 3.54% of the Total Yield Fund’s holdings will be transferred to the Vanguard U.S. Stock Market Index Fund in connection with the Reorganization and that, prior to the Reorganization, approximately 96.46% of the Total Yield Fund’s holdings will be aligned or sold. The Total Yield Fund will bear the Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $222,310 (0.01% of net assets).

(c)	The adjustment to the pro forma shares outstanding number represents an increase in Class A shares outstanding and a decrease in Class I shares outstanding of the Vanguard U.S. Stock Market Index Fund to reflect the exchange of shares of the Competitive Advantage Fund, Dividend Income & Growth Fund, and Total Yield Fund.

The Reorganizations provide for the acquisition of all the assets and all the liabilities of each Acquired Fund by the Mellon U.S. Stock Market Index Fund. If the Reorganizations had taken place on June 30, 2020, shareholders of Acquired Funds would have received Class A and Class I shares of the Vanguard U.S. Stock Market Index Fund as noted below:

•	shareholders of the Competitive Advantage Fund would have received 70,485,378 and 98,055,587 Class A and Class I shares, respectively, of the Vanguard U.S. Stock Market Index Fund,
•	shareholders of the Intrinsic Value Fund would have received 44,250,440 and 97,552,231 Class A and Class I shares, respectively, of the Vanguard U.S. Stock Market Index Fund,
•	shareholders of the Dividend Income & Growth Fund would have received 217,043,539 and 98,082,871 Class A and Class I shares, respectively, of the Vanguard U.S. Stock Market Index Fund, and
•	shareholders of the Total Yield Fund would have received 24,963,061 and 97,549,695 Class A and Class I shares, respectively, of the Vanguard U.S. Stock Market Index Fund.

D-19

YOUR VOTE IS IMPORTANT! PLEASE VOTE BY:
INTERNET: www.proxypush.com/JNL
• Cast your vote online.
• Have your Proxy Card ready.
• Follow the simple instructions to record your vote.
PHONE: 1-866-256-0779
• Use any touch-tone telephone, 24 hours a day, 7 days a week.
• Have your Proxy Card ready.
• Follow the simple recorded instructions.
MAIL
• Mark, sign and date your Proxy Card.
• Fold and return your Proxy Card in the postage-paid envelope provided with the address below showing through the window.
IN PERSON
• Attend Shareholders Meeting at 1 Corporate Way, Lansing, MI 48951 on March 26, 2021.

PROXY TABULATOR
PO BOX 8035
CARY, NC 27512-9916

Please fold here—Do not separate

JNL/GOLDMAN SACHS COMPETITIVE ADVANTAGE FUND

A series of JNL Series Trust (the “Trust”)

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

SPECIAL MEETING OF SHAREHOLDERS – MARCH 26, 2021

The undersigned shareholder hereby appoints Susan S. Rhee and Kelly L. Crosser as proxies of the undersigned, with full power of substitution to each, and hereby authorizes each of them to represent the undersigned and to vote at the Special Meeting of Shareholders of the JNL/Goldman Sachs Competitive Advantage Fund, a series of the Trust, to be held on Friday, March 26, 2021 at 9:00 a.m., Eastern Time, at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the "Meeting") and at any and all adjournments or postponements thereof, all shares of the Fund which the undersigned would be entitled to vote if personally present, in accordance with the following instructions. The undersigned hereby revokes any and all proxies with respect to such shares previously given by the undersigned. The undersigned acknowledges receipt of the Proxy Statement relating to the Meeting. This proxy may be revoked at any time prior to its exercise at the Meeting by execution of a subsequent proxy card, by written notice to the Fund, c/o Proxy Tabulator, P.O. Box 8035, Cary, NC 27512-9916, or by voting at the Meeting.

The shares represented by each properly executed proxy will be voted in the manner specified in such proxy. If this proxy card is submitted with no direction, but is signed, dated, and returned, this proxy will be voted FOR the proposal specified on the reverse side. This proxy also grants discretionary power to vote upon such other business as may properly come before the Meeting.

Note: Please sign exactly as your name(s) appear(s) on this proxy card, and date it. When shares are held jointly, each holder should sign. When signing in a representative capacity, please give the full title.

Signature and Title, if applicable

Additional Signature (if held jointly)

Date	Scan code for mobile voting

PLEASE BE SURE TO SIGN AND DATE THIS PROXY CARD AND MARK ON THE REVERSE SIDE

PX-GS COMP v1

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!

Important Notice Regarding the Availability of Proxy Materials for the
Special Meeting of Shareholders of the JNL/Goldman Sachs Competitive
Advantage Fund, a series of JNL Series Trust, to be held on March 26, 2021:

The Proxy Statement for this Meeting and the accompanying Notice of Special
Meeting of Shareholders and the form of proxy card are available at
www.proxypush.com/JNL

PLEASE MARK, SIGN AND DATE THIS PROXY CARD AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE. THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK. Example:	■

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE PROPOSAL.

		FOR	AGAINST	ABSTAIN
1.	To approve the Plan of Reorganization, adopted by the Trust's Board of Trustees, which provides for the reorganization of the JNL/Goldman Sachs Competitive Advantage Fund, a series of the Trust, into the JNL/Vanguard U.S. Stock Market Index Fund, also a series of the Trust.	☐	☐	☐

5.	To transact other business that may property come before the meeting or any adjournments thereof.

PLEASE BE SURE TO SIGN AND DATE THIS PROXY CARD AND MARK ON THE REVERSE SIDE

PX-GS COMP v1

YOUR VOTE IS IMPORTANT! PLEASE VOTE BY:
INTERNET: www.proxypush.com/JNL
• Cast your vote online.
• Have your Voting Instruction Card ready.
• Follow the simple instructions to record your vote.
PHONE: 1-866-256-0779
• Use any touch-tone telephone, 24 hours a day, 7 days a week.
• Have your Voting Instruction Card ready.
• Follow the simple recorded instructions.
MAIL
• Mark, sign and date your Voting Instruction Card.
• Fold and return your Voting Instruction Card in the postage-paid envelope provided with the address below showing through the window.
IN PERSON
• Attend Shareholders Meeting at 1 Corporate Way, Lansing, MI 48951 on March 26, 2021.

PROXY TABULATOR
PO BOX 8035
CARY, NC 27512-9916

Please fold here—Do not separate

JNL/GOLDMAN SACHS COMPETITIVE ADVANTAGE FUND

A series of JNL Series Trust (the “Trust”)

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

SPECIAL MEETING OF SHAREHOLDERS – MARCH 26, 2021

The undersigned contract owner hereby instructs Jackson National Life Insurance Company and Jackson National Life Insurance Company of New York (each an "Insurance Company" and together the "Insurance Companies") to vote all shares of the JNL/Goldman Sachs Competitive Advantage Fund, a series of the Trust, attributable to his or her variable annuity contract ("Variable Contract") at the Special Meeting of Shareholders to be held on Friday, March 26, 2021 at 9:00 a.m., Eastern Time, at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the "Meeting") and at any and all adjournments or postponements thereof, all shares of the Fund which the undersigned would be entitled to vote if personally present, in accordance with the following instructions. The undersigned hereby revokes any and all voting instructions with respect to such shares previously given by the undersigned. The undersigned acknowledges receipt of the Proxy Statement relating to the Meeting. The undersigned may revoke this voting instruction at any time prior to the date on which the Insurance Companies will exercise voting instructions, March 24, 2021, by execution of subsequent voting instructions, c/o Proxy Tabulator, P.O. Box 8035, Cary, NC 27512-9916, or by appearing and providing voting instructions in person at the Meeting.

These voting instructions are being solicited by Jackson National Life Insurance Company, on behalf of its Jackson National Separate Accounts I, III, IV and V, and by Jackson National Life Insurance Company of New York, on behalf of its JNLNY Separate Accounts I and II.

The Insurance Company that issued your Variable Contract will vote the shares related thereto as instructed. If this voting instruction card is not marked to indicate voting instructions but is signed, dated and returned, it will be treated as an instruction to vote the shares FOR the proposal specified on the reverse side. This voting instruction card also grants discretionary power to vote upon such other business as may properly come before the meeting.

Note: Please sign exactly as your name(s) appear(s) on this voting instruction card, and date it. When shares are held jointly, each holder should sign. When signing in a representative capacity, please give the full title.

Signature and Title, if applicable

Additional Signature (if held jointly)

Date	Scan code for mobile voting

PLEASE BE SURE TO SIGN AND DATE THIS VOTING INSTRUCTION CARD AND MARK ON THE REVERSE SIDE

VI-GS COMP v1

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!

Important Notice Regarding the Availability of Proxy Materials for the
Special Meeting of Shareholders of the JNL/Goldman Sachs Competitive
Advantage Fund, a series of JNL Series Trust, to be held on March 26, 2021:

The Proxy Statement for this Meeting and the accompanying Notice of Special
Meeting of Shareholders and the voting instruction card are available at
www.proxypush.com/JNL

PLEASE MARK, SIGN AND DATE THIS VOTING INSTRUCTION CARD AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE. THIS VOTING INSTRUCTION CARD IS VALID ONLY WHEN SIGNED AND DATED.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK. Example:	■

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE PROPOSAL.

		FOR	AGAINST	ABSTAIN
1.	To approve the Plan of Reorganization, adopted by the Trust's Board of Trustees, which provides for the reorganization of the JNL/Goldman Sachs Competitive Advantage Fund, a series of the Trust, into the JNL/Vanguard U.S. Stock Market Index Fund, also a series of the Trust.	☐	☐	☐

5.	To transact other business that may property come before the meeting or any adjournments thereof.

PLEASE BE SURE TO SIGN AND DATE THIS VOTING INSTRUCTION CARD AND MARK ON THE REVERSE SIDE

VI-GS COMP v1

YOUR VOTE IS IMPORTANT! PLEASE VOTE BY:
INTERNET: www.proxypush.com/JNL
• Cast your vote online.
• Have your Proxy Card ready.
• Follow the simple instructions to record your vote.
PHONE: 1-866-256-0779
• Use any touch-tone telephone, 24 hours a day, 7 days a week.
• Have your Proxy Card ready.
• Follow the simple recorded instructions.
MAIL
• Mark, sign and date your Proxy Card.
• Fold and return your Proxy Card in the postage-paid envelope provided with the address below showing through the window.
IN PERSON
• Attend Shareholders Meeting at 1 Corporate Way, Lansing, MI 48951 on March 26, 2021.

PROXY TABULATOR
PO BOX 8035
CARY, NC 27512-9916

Please fold here—Do not separate

JNL/GOLDMAN SACHS INTRINSIC VALUE FUND

A series of JNL Series Trust (the “Trust”)

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

SPECIAL MEETING OF SHAREHOLDERS – MARCH 26, 2021

The undersigned shareholder hereby appoints Susan S. Rhee and Kelly L. Crosser as proxies of the undersigned, with full power of substitution to each, and hereby authorizes each of them to represent the undersigned and to vote at the Special Meeting of Shareholders of the JNL/Goldman Sachs Intrinsic Value Fund, a series of the Trust, to be held on Friday, March 26, 2021 at 9:00 a.m., Eastern Time, at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the "Meeting") and at any and all adjournments or postponements thereof, all shares of the Fund which the undersigned would be entitled to vote if personally present, in accordance with the following instructions. The undersigned hereby revokes any and all proxies with respect to such shares previously given by the undersigned. The undersigned acknowledges receipt of the Proxy Statement relating to the Meeting. This proxy may be revoked at any time prior to its exercise at the Meeting by execution of a subsequent proxy card, by written notice to the Fund, c/o Proxy Tabulator, P.O. Box 8035, Cary, NC 27512-9916, or by voting at the Meeting.

The shares represented by each properly executed proxy will be voted in the manner specified in such proxy. If this proxy card is submitted with no direction, but is signed, dated, and returned, this proxy will be voted FOR the proposal specified on the reverse side. This proxy also grants discretionary power to vote upon such other business as may properly come before the Meeting.

Note: Please sign exactly as your name(s) appear(s) on this proxy card, and date it. When shares are held jointly, each holder should sign. When signing in a representative capacity, please give the full title.

Signature and Title, if applicable

Additional Signature (if held jointly)

Date	Scan code for mobile voting

PLEASE BE SURE TO SIGN AND DATE THIS PROXY CARD AND MARK ON THE REVERSE SIDE

PC-GS INTR VAL v1

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!

Important Notice Regarding the Availability of Proxy Materials for the
Special Meeting of Shareholders of the JNL/Goldman Sachs Intrinsic Value Fund, a
series of JNL Series Trust, to be held on March 26, 2021:

The Proxy Statement for this Meeting and the accompanying Notice of Special
Meeting of Shareholders and the form of proxy card are available at
www.proxypush.com/JNL

PLEASE MARK, SIGN AND DATE THIS PROXY CARD AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE. THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK. Example:	■

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE PROPOSAL.

		FOR	AGAINST	ABSTAIN
2.	To approve the Plan of Reorganization, adopted by the Trust's Board of Trustees, which provides for the reorganization of the JNL/Goldman Sachs Intrinsic Value Fund, a series of the Trust, into the JNL/Vanguard U.S. Stock Market Index Fund.	☐	☐	☐

5.	To transact other business that may property come before the meeting or any adjournments thereof.

PLEASE BE SURE TO SIGN AND DATE THIS PROXY CARD AND MARK ON THE REVERSE SIDE

PC-GS INTR VAL v1

YOUR VOTE IS IMPORTANT! PLEASE VOTE BY:
INTERNET: www.proxypush.com/JNL
• Cast your vote online.
• Have your Voting Instruction Card ready.
• Follow the simple instructions to record your vote.
PHONE: 1-866-256-0779
• Use any touch-tone telephone, 24 hours a day, 7 days a week.
• Have your Voting Instruction Card ready.
• Follow the simple recorded instructions.
MAIL
• Mark, sign and date your Voting Instruction Card.
• Fold and return your Voting Instruction Card in the postage-paid envelope provided with the address below showing through the window.
IN PERSON
• Attend Shareholders Meeting at 1 Corporate Way, Lansing, MI 48951 on March 26, 2021.

PROXY TABULATOR
PO BOX 8035
CARY, NC 27512-9916

Please fold here—Do not separate

JNL/GOLDMAN SACHS DIVIDEND INCOME & GROWTH FUND

A series of JNL Series Trust (the “Trust”)

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

SPECIAL MEETING OF SHAREHOLDERS – MARCH 26, 2021

The undersigned contract owner hereby instructs Jackson National Life Insurance Company and Jackson National Life Insurance Company of New York (each an "Insurance Company" and together the "Insurance Companies") to vote all shares of the JNL/Goldman Sachs Dividend Income & Growth Fund, a series of the Trust, attributable to his or her variable annuity contract ("Variable Contract") at the Special Meeting of Shareholders to be held on Friday, March 26, 2021 at 9:00 a.m., Eastern Time, at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the "Meeting") and at any and all adjournments or postponements thereof, all shares of the Fund which the undersigned would be entitled to vote if personally present, in accordance with the following instructions. The undersigned hereby revokes any and all voting instructions with respect to such shares previously given by the undersigned. The undersigned acknowledges receipt of the Proxy Statement relating to the Meeting. The undersigned may revoke this voting instruction at any time prior to the date on which the Insurance Companies will exercise voting instructions, March 24, 2021, by execution of subsequent voting instructions, c/o Proxy Tabulator, P.O. Box 8035, Cary, NC 27512-9916, or by appearing and providing voting instructions in person at the Meeting.

These voting instructions are being solicited by Jackson National Life Insurance Company, on behalf of its Jackson National Separate Accounts I, III, IV and V, and by Jackson National Life Insurance Company of New York, on behalf of its JNLNY Separate Accounts I and II.

The Insurance Company that issued your Variable Contract will vote the shares related thereto as instructed. If this voting instruction card is not marked to indicate voting instructions but is signed, dated and returned, it will be treated as an instruction to vote the shares FOR the proposal specified on the reverse side. This voting instruction card also grants discretionary power to vote upon such other business as may properly come before the meeting.

Note: Please sign exactly as your name(s) appear(s) on this voting instruction card, and date it. When shares are held jointly, each holder should sign. When signing in a representative capacity, please give the full title.

Signature and Title, if applicable

Additional Signature (if held jointly)

Date	Scan code for mobile voting

PLEASE BE SURE TO SIGN AND DATE THIS VOTING INSTRUCTION CARD AND MARK ON THE REVERSE SIDE

VI-GS DIV INC v1

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!

Important Notice Regarding the Availability of Proxy Materials for the
Special Meeting of Shareholders of the JNL/Goldman Sachs Dividend Income &
Growth Fund, a series of JNL Series Trust, to be held on March 26, 2021:

The Proxy Statement for this Meeting and the accompanying Notice of Special
Meeting of Shareholders and the voting instruction card are available at
www.proxypush.com/JNL

PLEASE MARK, SIGN AND DATE THIS VOTING INSTRUCTION CARD AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE. THIS VOTING INSTRUCTION CARD IS VALID ONLY WHEN SIGNED AND DATED.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK. Example:	■

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE PROPOSAL.

		FOR	AGAINST	ABSTAIN
2.	To approve the Plan of Reorganization, adopted by the Trust's Board of Trustees, which provides for the reorganization of the JNL/Goldman Sachs Dividend Income & Growth Fund, a series of the Trust, into the JNL/Vanguard U.S. Stock Market Index Fund, also a series of the Trust.	☐	☐	☐

5.	To transact other business that may property come before the meeting or any adjournments thereof.

PLEASE BE SURE TO SIGN AND DATE THIS VOTING INSTRUCTION CARD AND MARK ON THE REVERSE SIDE

VI-GS DIV INC v1

YOUR VOTE IS IMPORTANT! PLEASE VOTE BY:
INTERNET: www.proxypush.com/JNL
• Cast your vote online.
• Have your Proxy Card ready.
• Follow the simple instructions to record your vote.
PHONE: 1-866-256-0779
• Use any touch-tone telephone, 24 hours a day, 7 days a week.
• Have your Proxy Card ready.
• Follow the simple recorded instructions.
MAIL
• Mark, sign and date your Proxy Card.
• Fold and return your Proxy Card in the postage-paid envelope provided with the address below showing through the window.
IN PERSON
• Attend Shareholders Meeting at 1 Corporate Way, Lansing, MI 48951 on March 26, 2021.

PROXY TABULATOR
PO BOX 8035
CARY, NC 27512-9916

Please fold here—Do not separate

JNL/GOLDMAN SACHS DIVIDEND INCOME & GROWTH FUND

A series of JNL Series Trust (the “Trust”)

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

SPECIAL MEETING OF SHAREHOLDERS – MARCH 26, 2021

The undersigned shareholder hereby appoints Susan S. Rhee and Kelly L. Crosser as proxies of the undersigned, with full power of substitution to each, and hereby authorizes each of them to represent the undersigned and to vote at the Special Meeting of Shareholders of the JNL/Goldman Sachs Dividend Income & Growth Fund, a series of the Trust, to be held on Friday, March 26, 2021 at 9:00 a.m., Eastern Time, at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the "Meeting") and at any and all adjournments or postponements thereof, all shares of the Fund which the undersigned would be entitled to vote if personally present, in accordance with the following instructions. The undersigned hereby revokes any and all proxies with respect to such shares previously given by the undersigned. The undersigned acknowledges receipt of the Proxy Statement relating to the Meeting. This proxy may be revoked at any time prior to its exercise at the Meeting by execution of a subsequent proxy card, by written notice to the Fund, c/o Proxy Tabulator, P.O. Box 8035, Cary, NC 27512-9916, or by voting at the Meeting.

The shares represented by each properly executed proxy will be voted in the manner specified in such proxy. If this proxy card is submitted with no direction, but is signed, dated, and returned, this proxy will be voted FOR the proposal specified on the reverse side. This proxy also grants discretionary power to vote upon such other business as may properly come before the Meeting.

Note: Please sign exactly as your name(s) appear(s) on this proxy card, and date it. When shares are held jointly, each holder should sign. When signing in a representative capacity, please give the full title.

Signature and Title, if applicable

Additional Signature (if held jointly)

Date	Scan code for mobile voting

PLEASE BE SURE TO SIGN AND DATE THIS PROXY CARD AND MARK ON THE REVERSE SIDE

PX-GS DIV INC v1

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!

Important Notice Regarding the Availability of Proxy Materials for the
Special Meeting of Shareholders of the JNL/Goldman Sachs Dividend Income &
Growth Fund, a series of JNL Series Trust, to be held on March 26, 2021:

The Proxy Statement for this Meeting and the accompanying Notice of Special
Meeting of Shareholders and the form of proxy card are available at
www.proxypush.com/JNL

PLEASE MARK, SIGN AND DATE THIS PROXY CARD AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE. THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK. Example:	■

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE PROPOSAL.

		FOR	AGAINST	ABSTAIN
3.	To approve the Plan of Reorganization, adopted by the Trust's Board of Trustees, which provides for the reorganization of the JNL/Goldman Sachs Dividend Income & Growth Fund, a series of the Trust, into the JNL/Vanguard U.S. Stock Market Index Fund, also a series of the Trust.	☐	☐	☐

5.	To transact other business that may property come before the meeting or any adjournments thereof.

PLEASE BE SURE TO SIGN AND DATE THIS PROXY CARD AND MARK ON THE REVERSE SIDE

PX-GS DIV INC v1

YOUR VOTE IS IMPORTANT! PLEASE VOTE BY:
INTERNET: www.proxypush.com/JNL
• Cast your vote online.
• Have your Voting Instruction Card ready.
• Follow the simple instructions to record your vote.
PHONE: 1-866-256-0779
• Use any touch-tone telephone, 24 hours a day, 7 days a week.
• Have your Voting Instruction Card ready.
• Follow the simple recorded instructions.
MAIL
• Mark, sign and date your Voting Instruction Card.
• Fold and return your Voting Instruction Card in the postage-paid envelope provided with the address below showing through the window.
IN PERSON
• Attend Shareholders Meeting at 1 Corporate Way, Lansing, MI 48951 on March 26, 2021.

PROXY TABULATOR
PO BOX 8035
CARY, NC 27512-9916

Please fold here—Do not separate

JNL/GOLDMAN SACHS DIVIDEND INCOME & GROWTH FUND

A series of JNL Series Trust (the “Trust”)

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

SPECIAL MEETING OF SHAREHOLDERS – MARCH 26, 2021

The undersigned contract owner hereby instructs Jackson National Life Insurance Company and Jackson National Life Insurance Company of New York (each an "Insurance Company" and together the "Insurance Companies") to vote all shares of the JNL/Goldman Sachs Dividend Income & Growth Fund, a series of the Trust, attributable to his or her variable annuity contract ("Variable Contract") at the Special Meeting of Shareholders to be held on Friday, March 26, 2021 at 9:00 a.m., Eastern Time, at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the "Meeting") and at any and all adjournments or postponements thereof, all shares of the Fund which the undersigned would be entitled to vote if personally present, in accordance with the following instructions. The undersigned hereby revokes any and all voting instructions with respect to such shares previously given by the undersigned. The undersigned acknowledges receipt of the Proxy Statement relating to the Meeting. The undersigned may revoke this voting instruction at any time prior to the date on which the Insurance Companies will exercise voting instructions, March 24, 2021, by execution of subsequent voting instructions, c/o Proxy Tabulator, P.O. Box 8035, Cary, NC 27512-9916, or by appearing and providing voting instructions in person at the Meeting.

These voting instructions are being solicited by Jackson National Life Insurance Company, on behalf of its Jackson National Separate Accounts I, III, IV and V, and by Jackson National Life Insurance Company of New York, on behalf of its JNLNY Separate Accounts I and II.

The Insurance Company that issued your Variable Contract will vote the shares related thereto as instructed. If this voting instruction card is not marked to indicate voting instructions but is signed, dated and returned, it will be treated as an instruction to vote the shares FOR the proposal specified on the reverse side. This voting instruction card also grants discretionary power to vote upon such other business as may properly come before the meeting.

Note: Please sign exactly as your name(s) appear(s) on this voting instruction card, and date it. When shares are held jointly, each holder should sign. When signing in a representative capacity, please give the full title.

Signature and Title, if applicable

Additional Signature (if held jointly)

Date	Scan code for mobile voting

PLEASE BE SURE TO SIGN AND DATE THIS VOTING INSTRUCTION CARD AND MARK ON THE REVERSE SIDE

VI-GS DIV INC v1

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!

Important Notice Regarding the Availability of Proxy Materials for the
Special Meeting of Shareholders of the JNL/Goldman Sachs Dividend Income &
Growth Fund, a series of JNL Series Trust, to be held on March 26, 2021:

The Proxy Statement for this Meeting and the accompanying Notice of Special
Meeting of Shareholders and the voting instruction card are available at
www.proxypush.com/JNL

PLEASE MARK, SIGN AND DATE THIS VOTING INSTRUCTION CARD AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE. THIS VOTING INSTRUCTION CARD IS VALID ONLY WHEN SIGNED AND DATED.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK. Example:	■

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE PROPOSAL.

		FOR	AGAINST	ABSTAIN
3.	To approve the Plan of Reorganization, adopted by the Trust's Board of Trustees, which provides for the reorganization of the JNL/Goldman Sachs Dividend Income & Growth Fund, a series of the Trust, into the JNL/Vanguard U.S. Stock Market Index Fund, also a series of the Trust.	☐	☐	☐

5.	To transact other business that may property come before the meeting or any adjournments thereof.

PLEASE BE SURE TO SIGN AND DATE THIS VOTING INSTRUCTION CARD AND MARK ON THE REVERSE SIDE

VI-GS DIV INC v1

YOUR VOTE IS IMPORTANT! PLEASE VOTE BY:
INTERNET: www.proxypush.com/JNL
• Cast your vote online.
• Have your Proxy Card ready.
• Follow the simple instructions to record your vote.
PHONE: 1-866-256-0779
• Use any touch-tone telephone, 24 hours a day, 7 days a week.
• Have your Proxy Card ready.
• Follow the simple recorded instructions.
MAIL
• Mark, sign and date your Proxy Card.
• Fold and return your Proxy Card in the postage-paid envelope provided with the address below showing through the window.
IN PERSON
• Attend Shareholders Meeting at 1 Corporate Way, Lansing, MI 48951 on March 26, 2021.

PROXY TABULATOR
PO BOX 8035
CARY, NC 27512-9916

Please fold here—Do not separate

JNL/GOLDMAN SACHS TOTAL YIELD FUND

A series of JNL Series Trust (the “Trust”)

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

SPECIAL MEETING OF SHAREHOLDERS – MARCH 26, 2021

The undersigned shareholder hereby appoints Susan S. Rhee and Kelly L. Crosser as proxies of the undersigned, with full power of substitution to each, and hereby authorizes each of them to represent the undersigned and to vote at the Special Meeting of Shareholders of the JNL/Goldman Sachs Total Yield Fund, a series of the Trust, to be held on Friday, March 26, 2021 at 9:00 a.m., Eastern Time, at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the "Meeting") and at any and all adjournments or postponements thereof, all shares of the Fund which the undersigned would be entitled to vote if personally present, in accordance with the following instructions. The undersigned hereby revokes any and all proxies with respect to such shares previously given by the undersigned. The undersigned acknowledges receipt of the Proxy Statement relating to the Meeting. This proxy may be revoked at any time prior to its exercise at the Meeting by execution of a subsequent proxy card, by written notice to the Fund, c/o Proxy Tabulator, P.O. Box 8035, Cary, NC 27512-9916, or by voting at the Meeting.

The shares represented by each properly executed proxy will be voted in the manner specified in such proxy. If this proxy card is submitted with no direction, but is signed, dated, and returned, this proxy will be voted FOR the proposal specified on the reverse side. This proxy also grants discretionary power to vote upon such other business as may properly come before the Meeting.

Note: Please sign exactly as your name(s) appear(s) on this proxy card, and date it. When shares are held jointly, each holder should sign. When signing in a representative capacity, please give the full title.

Signature and Title, if applicable

Additional Signature (if held jointly)

Date	Scan code for mobile voting

PLEASE BE SURE TO SIGN AND DATE THIS PROXY CARD AND MARK ON THE REVERSE SIDE

PC-GS TOT Y v1

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!

Important Notice Regarding the Availability of Proxy Materials for the
Special Meeting of Shareholders of the JNL/Goldman Sachs Total Yield Fund, a
series of JNL Series Trust, to be held on March 26, 2021:

The Proxy Statement for this Meeting and the accompanying Notice of Special
Meeting of Shareholders and the form of proxy card are available at
www.proxypush.com/JNL

PLEASE MARK, SIGN AND DATE THIS PROXY CARD AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE. THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK. Example:	■

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE PROPOSAL.

		FOR	AGAINST	ABSTAIN
4.	To approve the Plan of Reorganization, adopted by the Trust's Board of Trustees, which provides for the reorganization of the JNL/Goldman Sachs Total Yield Fund, a series of the Trust, into the JNL/Vanguard U.S. Stock Market Index Fund, also a series of the Trust.	☐	☐	☐

5.	To transact other business that may property come before the meeting or any adjournments thereof.

PLEASE BE SURE TO SIGN AND DATE THIS PROXY CARD AND MARK ON THE REVERSE SIDE

PC-GS TOT Y v1

YOUR VOTE IS IMPORTANT! PLEASE VOTE BY:
INTERNET: www.proxypush.com/JNL
• Cast your vote online.
• Have your Voting Instruction Card ready.
• Follow the simple instructions to record your vote.
PHONE: 1-866-256-0779
• Use any touch-tone telephone, 24 hours a day, 7 days a week.
• Have your Voting Instruction Card ready.
• Follow the simple recorded instructions.
MAIL
• Mark, sign and date your Voting Instruction Card.
• Fold and return your Voting Instruction Card in the postage-paid envelope provided with the address below showing through the window.
IN PERSON
• Attend Shareholders Meeting at 1 Corporate Way, Lansing, MI 48951 on March 26, 2021.

PROXY TABULATOR
PO BOX 8035
CARY, NC 27512-9916

Please fold here—Do not separate

JNL/GOLDMAN SACHS TOTAL YIELD FUND

A series of JNL Series Trust (the “Trust”)

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

SPECIAL MEETING OF SHAREHOLDERS – MARCH 26, 2021

The undersigned contract owner hereby instructs Jackson National Life Insurance Company and Jackson National Life Insurance Company of New York (each an "Insurance Company" and together the "Insurance Companies") to vote all shares of the JNL/Goldman Sachs Total Yield Fund, a series of the Trust, attributable to his or her variable annuity contract ("Variable Contract") at the Special Meeting of Shareholders to be held on Friday, March 26, 2021 at 9:00 a.m., Eastern Time, at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the "Meeting") and at any and all adjournments or postponements thereof, all shares of the Fund which the undersigned would be entitled to vote if personally present, in accordance with the following instructions. The undersigned hereby revokes any and all voting instructions with respect to such shares previously given by the undersigned. The undersigned acknowledges receipt of the Proxy Statement relating to the Meeting. The undersigned may revoke this voting instruction at any time prior to the date on which the Insurance Companies will exercise voting instructions, March 24, 2021, by execution of subsequent voting instructions, c/o Proxy Tabulator, P.O. Box 8035, Cary, NC 27512- 9916, or by appearing and providing voting instructions in person at the Meeting.

These voting instructions are being solicited by Jackson National Life Insurance Company, on behalf of its Jackson National Separate Accounts I, III, IV and V, and by Jackson National Life Insurance Company of New York, on behalf of its JNLNY Separate Accounts I and II.

The Insurance Company that issued your Variable Contract will vote the shares related thereto as instructed. If this voting instruction card is not marked to indicate voting instructions but is signed, dated and returned, it will be treated as an instruction to vote the shares FOR the proposal specified on the reverse side. This voting instruction card also grants discretionary power to vote upon such other business as may properly come before the meeting.

Note: Please sign exactly as your name(s) appear(s) on this voting instruction card, and date it. When shares are held jointly, each holder should sign. When signing in a representative capacity, please give the full title.

Signature and Title, if applicable

Additional Signature (if held jointly)

Date	Scan code for mobile voting

PLEASE BE SURE TO SIGN AND DATE THIS VOTING INSTRUCTION CARD AND MARK ON THE REVERSE SIDE

VI-GS TOT Y v1

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!

Important Notice Regarding the Availability of Proxy Materials for the
Special Meeting of Shareholders of the JNL/Goldman Sachs Total Yield Fund, a
series of JNL Series Trust, to be held on March 26, 2021:

The Proxy Statement for this Meeting and the accompanying Notice of Special
Meeting of Shareholders and the voting instruction card are available at
www.proxypush.com/JNL

PLEASE MARK, SIGN AND DATE THIS VOTING INSTRUCTION CARD AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE. THIS VOTING INSTRUCTION CARD IS VALID ONLY WHEN SIGNED AND DATED.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK. Example:	■

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE PROPOSAL.

		FOR	AGAINST	ABSTAIN
4.	To approve the Plan of Reorganization, adopted by the Trust's Board of Trustees, which provides for the reorganization of the JNL/Goldman Sachs Total Yield Fund, a series of the Trust, into the JNL/Vanguard U.S. Stock Market Index Fund, also a series of the Trust.	☐	☐	☐

5.	To transact other business that may property come before the meeting or any adjournments thereof.

PLEASE BE SURE TO SIGN AND DATE THIS VOTING INSTRUCTION CARD AND MARK ON THE REVERSE SIDE

VI-GS TOT Y v1